As filed with the Securities and Exchange Commission on November 30, 2000

                                                        Registration No. 2-14069
                                                                File No. 811-810
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                           SECURITIES ACT OF 1933                            |X|
                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]

                         POST-EFFECTIVE AMENDMENT NO. 92                     |X|
                                     AND/OR

                             REGISTRATION STATEMENT
                                    UNDER THE

                          INVESTMENT COMPANY ACT OF 1940                     |X|
                                 AMENDMENT NO. 40                            |X|

                        (CHECK APPROPRIATE BOX OR BOXES.)

                               ------------------

                               PHOENIX SERIES FUND

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               ------------------

                     101 MUNSON STREET, GREENFIELD, MA 01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

          C/O PHOENIX EQUITY PLANNING CORPORATION--SHAREHOLDER SERVICES

                                 (800) 243-1574
                          REGISTRANT'S TELEPHONE NUMBER

                               ------------------

                               PAMELA S. SINOFSKY
                            ASSISTANT VICE PRESIDENT
                              AND ASSISTANT COUNSEL
                        PHOENIX INVESTMENT PARTNERS, LTD.
                               56 PROSPECT STREET
                           HARTFORD, CONNECTICUT 06115
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ------------------


         IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
            |X| IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
            [ ] ON        PURSUANT TO PARAGRAPH (B), OR
            [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(I)
            [ ] ON        PURSUANT TO PARAGRAPH (A)(I)
            [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(II)
            [ ] ON        PURSUANT TO PARAGRAPH (A)(II) OF RULE 485

         IF APPROPRIATE, CHECK THE FOLLOWING BOX:
            [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE
                FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


PHOENIX SERIES FUND, A DELAWARE BUSINESS TRUST (THE "REGISTRANT") IS THE SUCCESSOR ISSUER TO PHOENIX SERIES FUND, A MASSACHUSETTS BUSINESS TRUST (THE "PREDECESSOR"). THIS POST-EFFECTIVE AMENDMENT HAS BEEN FILED FOR THE PURPOSE OF ADOPTING UNDER THE SECURITIES ACT OF 1933, THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940 THE REGISTRATION STATEMENT ON FORM N-1A (NOS 2-14069 AND 811-810) OF THE PREDECESSOR PURSUANT TO THE PROVISIONS OF RULE 414 UNDER THE SECURITIES ACT OF 1933. IN ACCORDANCE WITH THE PROVISIONS OF PARAGRAPH (D) OF RULE 414, THIS REGISTRATION STATEMENT ALSO REVISES AND SETS FORTH ADDITIONAL INFORMATION ARISING IN CONNECTION WITH REGISTRANT'S CHANGE OF DOMICILE.
================================================================================

                               PHOENIX SERIES FUND

                  CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)

                                     PART A
                       INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER FORM N-1A, PART A                                                         PROSPECTUS CAPTION
-----------------------------                                                         ------------------

1.     Front and Back Cover Pages...............................        Cover Page, Back Cover Page
2.     Risk/Return Summary: Investments, Risks, Performance.....        Investment Risk and Return Summary
3.     Risk/Return Summary: Fee Table...........................        Fund Expenses
4.     Investment Objectives, Principal Investment Strategies,
       and Related Risks                                                Investment Risk and Return Summary
5.     Management's Discussion of Fund Performance..............        Performance Tables
6.     Management, Organization, and Capital Structure..........        Management of the Fund
7.     Shareholder Information..................................        Pricing of Fund Shares; Sales Charges; Your
                                                                        Account; How to Buy Shares; How to Sell Shares;
                                                                        Things You Should Know When Selling Shares;
                                                                        Account Policies; Investor Services; Tax Status
                                                                        of Distributions
8.     Distribution Arrangements................................        Sales Charges
9.     Financial Highlights Information.........................        Financial Highlights

                                     PART B
           INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

ITEM NUMBER FORM N-1A, PART B                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
-----------------------------                                           -------------------------------------------

10.    Cover Page and Table of Contents.........................        Cover Page, Table of Contents
11.    Fund History.............................................        The Fund
12.    Description of the Fund and Its Investment Risks.........        Investment Techniques and Risks; Investment
                                                                        Restrictions
13.    Management of the Fund...................................        Management of the Trust
14.    Control Persons and Principal Holders of Securities......        Management of the Trust
15.    Investment Advisory and Other Services...................        Services of the Adviser; The Distributor;
                                                                        Distribution Plans; Other Information
16.    Brokerage Allocation and Other Practices.................        Portfolio Transactions and Brokerage
17.    Capital Stock and Other Securities......................         Other Information
18.    Purchase, Redemption, and Pricing of Shares..............        Net Asset Value; How to Buy Shares; Investor
                                                                        Account Services; Redemption of Shares; Tax
                                                                        Sheltered Retirement Plans
19.    Taxation of the Fund.....................................        Dividends, Distributions and Taxes
20.    Underwriters.............................................        The Distributor
21.    Calculation of Performance Data..........................        Performance Information
22.    Financial Statements.....................................        Financial Statements

                                     PART C
      INFORMATION REQUIRED TO BE INCLUDED IN PART C IS SET FORTH UNDER THE APPROPRIATE ITEM, SO NUMBERED, IN PART C OF THIS REGISTRATION STATEMENT.

Phoenix Investment Partners

                              Prospectus

                                             November 30, 2000




-------- Duff & Phelps

         Phoenix-Duff & Phelps
         Core Bond Fund




-------- Engemann

         Phoenix-Engemann
         Aggressive Growth Fund

         Phoenix-Engemann
         Capital Growth Fund




-------- Goodwin

         Phoenix-Goodwin
         High Yield Fund

         Phoenix-Goodwin
         Money Market Fund




-------- Oakhurst

         Phoenix-Oakhurst
         Balanced Fund



                                       Neither the Securities and Exchange
                                       Commission nor any state securities
                                       commission has approved or
                                       disapproved of these securities or
                                       determined if this prospectus is
                                       truthful or complete. Any representation to the contrary is a criminal offense.

                                       This prospectus contains important
                                       information that you should know before
                                       investing in the Phoenix-Duff & Phelps
                                       Core Bond Fund, the Phoenix-Engemann
                                       Aggressive Growth Fund, the Phoenix-
                                       Engemann Capital Growth Fund, the
                                       Phoenix-Goodwin High Yield Fund, the
                                       Phoenix-Goodwin Money Market Fund, and
                                       the Phoenix-Oakhurst Balanced Fund.
                                       Please read it carefully and retain it
                                       for future reference.


[logo] PHOENIX
       INVESTMENT PARTNERS

         TABLE OF CONTENTS
--------------------------------------------------------------------------------

         Phoenix-Duff & Phelps Core Bond Fund
            Investment Risk and Return Summary...........................     1
            Fund Expenses................................................     4
            Management of the Fund.......................................     5
         Phoenix-Engemann Aggressive Growth Fund
            Investment Risk and Return Summary...........................     7
            Fund Expenses................................................    11
            Management of the Fund.......................................    12
         Phoenix-Engemann Capital Growth Fund
            Investment Risk and Return Summary...........................    14
            Fund Expenses................................................    17
            Management of the Fund.......................................    18
         Phoenix-Goodwin High Yield Fund
            Investment Risk and Return Summary...........................    20
            Fund Expenses................................................    24
            Management of the Fund.......................................    25
         Phoenix-Goodwin Money Market Fund
            Investment Risk and Return Summary...........................    27
            Fund Expenses................................................    30
            Management of the Fund.......................................    31
         Phoenix-Oakhurst Balanced Fund
            Investment Risk and Return Summary...........................    32
            Fund Expenses................................................    36
            Management of the Fund.......................................    37
         Additional Investment Techniques................................    38
         Pricing of Fund Shares..........................................    41
         Sales Charges...................................................    42
         Your Account....................................................    45
         How to Buy Shares...............................................    46
         How to Sell Shares..............................................    47
         Things You Should Know When Selling Shares......................    47
         Account Policies................................................    49
         Investor Services...............................................    50
         Tax Status of Distributions.....................................    51
         Financial Highlights............................................    52
         Additional Information..........................................    60

[Triangle] Phoenix
           Series
           Fund

PHOENIX-DUFF & PHELPS CORE BOND FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
Phoenix-Duff & Phelps Core Bond Fund has an investment objective to seek both current income and capital appreciation. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

> Under normal circumstances, the fund invests at least 65% of its total assets in investment grade debt securities of U.S. issuers. Investment grade debt securities are those with credit ratings, at the time of acquisition, within the four highest rating categories, or if unrated, those that the adviser believes are of comparable quality.


> The fund intends to maintain an average credit quality of investments of "A" or better as rated by Moody's Investors Services, Inc. or Standard & Poor's.

>        The fund may invest in corporate bonds, short-term instruments, U.S.
         Government securities, mortgage-backed and asset-backed securities, Collateralized Mortgage Obligations (CMOs) and municipal securities.

> Using a top-down investment process, the adviser formulates an economic outlook, which leads to forecasted behavior of interest rates. To select securities for portfolio investment, the adviser seeks to identify those securities that offer an attractive yield while maintaining high credit quality. For buy and sell decisions, the adviser utilizes fundamental economic and credit research. Within the mortgage-backed and Treasury sectors, the buy and sell discipline relies on the use of financial models to ascertain relative value.


>        Debt securities selected for investment may be of any maturity.
         However, it is intended that fund investments will have an average maturity of between five and 10 years.


Please see to "Additional Investment Techniques" for other investment techniques of the fund.


RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.

GENERAL
The value of your shares and the level of income you receive are subject to risks associated with the types of securities selected for fund investment. Neither the fund nor the adviser can assure you that a particular level of income will consistently be achieved or that the value of the fund's investments that supports your share value will increase. If the value of fund investments decreases, your share value will decrease.



                                         Phoenix-Duff & Phelps Core Bond Fund  1

CREDIT RISK

Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. Generally, the lower a security's credit rating, the greater the chance that the issuer will be unable to make such payments when due. Credit risk is determined at the date of investment. If after the date of purchase the rating declines, the fund is not obligated to sell the security.


INTEREST RATE RISK
Interest rate trends can have an affect on the value of your shares. If interest rates rise, the value of debt securities generally will fall. Because the fund may hold securities with longer maturities, the net asset value of the fund may experience greater price fluctuations in response to changes in interest rates than funds that hold only securities with short-term maturities. Prices of longer-term securities are affected more by interest rate changes than prices of shorter-term securities.

MORTGAGED-BACKED AND ASSET-BACKED SECURITIES AND CMOS
Early payoffs on the underlying loans in mortgage-backed and asset-backed securities and CMOs may result in the fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest the proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred.

MUNICIPAL SECURITIES
Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source (so-called "revenue bonds"). If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and can be temporarily affected by large purchases and sales, including those by the fund. General conditions in the financial markets and the size of a particular offering may also negatively affect municipal securities' returns.

U.S. GOVERNMENT OBLIGATIONS

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.




2 Phoenix-Duff & Phelps Core Bond Fund

PERFORMANCE TABLES
The bar chart and table below provide some indication of the risks of investing in the Phoenix-Duff & Phelps Core Bond Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table below shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[Graphic Omitted]

                    Calendar Year           Annual Return (%)
                         1990                     8.20
                         1991                    14.04
                         1992                     8.02
                         1993                     7.95
                         1994                    -3.34
                         1995                    17.24
                         1996                     1.93
                         1997                     9.19
                         1998                     6.56
                         1999                    -2.96

(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 6.09% (quarter ending June 30, 1995) and the lowest return for a quarter was -2.73% (quarter ending March 31,
1994). Year-to-date performance through September 30, 2000 was 5.39%.


-----------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns
   (for the periods ending 12/31/99)(1)      One Year        Five Years       Ten Years     Life of the Fund(2)
-----------------------------------------------------------------------------------------------------------------

   Class A Shares                             -7.57%           5.14%            5.98%               N/A
-----------------------------------------------------------------------------------------------------------------
   Class B Shares                             -7.36%           5.37%             N/A               3.93%
-----------------------------------------------------------------------------------------------------------------
   Lehman Brothers Aggregate Bond             -0.83%           7.73%            7.70%            6.12%(4)
   Index(3)

-----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares.

(2) Class B Shares since February 24, 1994.


(3) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond market total return performance. The Index's performance does not reflect sales charges.

(4) Index performance since February 28, 1994.


Performance information is not included for Class C Shares because the class has not had annual returns for at least one calendar year.



                                         Phoenix-Duff & Phelps Core Bond Fund 3

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A          CLASS B          CLASS C
                                                               SHARES           SHARES           SHARES
                                                               -------          -------          -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                   4.75%             None             None
Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)        None             5%(a)             1%(b)
Maximum Sales Charge (load) Imposed on Reinvested
Dividends                                                       None              None             None
Redemption Fee                                                  None              None             None
Exchange Fee                                                    None              None             None
                                                          -----------------------------------------------------
                                                               CLASS A          CLASS B           CLASS C
                                                               SHARES           SHARES            SHARES
                                                               -------          -------          -------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                                 0.45%            0.45%             0.45%
Distribution and Service (12b-1) Fees(c)                        0.25%            1.00%             1.00%
Other Expenses                                                  0.34%            0.34%             0.34%
                                                                -----            -----             -----
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.04%            1.79%             1.79%
                                                                =====            =====             =====

----------------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



4  Phoenix-Duff & Phelps Core Bond Fund

--------------------------------------------------------------------------------
   CLASS            1 YEAR          3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------
   Class A           $576            $790            $1,022            $1,686
--------------------------------------------------------------------------------

   Class B           $582            $763             $970             $1,908

--------------------------------------------------------------------------------
   Class C           $282            $563             $970             $2,105
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS            1 YEAR          3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------
   Class B           $182            $563             $970             $1,908
--------------------------------------------------------------------------------
   Class C           $182            $563             $970             $2,105
--------------------------------------------------------------------------------


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISER
Duff & Phelps Investment Management Co. ("Duff & Phelps") is the investment adviser to the fund and is located at 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603. Duff & Phelps also acts as investment adviser to eight other mutual funds and as adviser to institutional clients. As of December 31, 1999, Duff & Phelps had approximately $14.7 billion in assets under management on a discretionary basis.

Subject to the direction of the fund's Board of Trustees, Duff & Phelps is responsible for managing the fund's investment program and the day-to-day management of the fund's portfolio. Duff & Phelps manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Duff & Phelps a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:


--------------------------------------------------------------------------------

                   1st billion    $1+ billion through $2 billion   $2+ billion
--------------------------------------------------------------------------------

Management Fee        0.45%                   0.40%                   0.35%
--------------------------------------------------------------------------------



                                         Phoenix-Duff & Phelps Core Bond Fund  5

During the fund's last fiscal year, the fund paid total management fees of $796,046. The ratio of management fees to average net assets for the fiscal year ended October 31, 1999 was 0.45%. Prior to October 8, 1999, Phoenix Investment Counsel, Inc. ("Phoenix") served as the fund's investment adviser. Duff & Phelps and Phoenix are subsidiaries of Phoenix Investment Partners, Ltd.

PORTFOLIO MANAGEMENT
Investment and trading decisions for the fund are made by a team of fixed income investment professionals.



6  Phoenix-Duff & Phelps Core Bond Fund

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Phoenix-Engemann Aggressive Growth Fund has an investment objective of capital appreciation. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES
> Under normal circumstances, the fund invests at least 65% of its total assets in equity securities, including common and preferred stocks, and securities convertible into common stocks.

> The adviser manages the fund's investment program and general operation of the fund and the subadviser manages the investments of the fund. The subadviser seeks growth through disciplined, diversified investment in stocks of companies that the subadviser believes have the ability to increase their profits year after year at a much faster rate than the average company. The subadviser manages the fund's portfolio from a top-down sector focus based upon market and economic conditions. Securities are then analyzed using a bottom-up approach. The subadviser focuses on companies that it believes have consistent, substantial earnings growth, strong management with a commitment to shareholders, financial strength and a favorable long-term outlook.

> Generally, stocks are sold when the subadviser believes the growth rate of the stock will drop over the long term.

> The subadviser's portfolio selection method may result in a higher portfolio turnover rate. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

> Companies selected for fund investment may be of any size but the fund tends to invest more in small and medium capitalization companies.

Temporary Defensive Strategy: If the adviser believes that market conditions are not favorable to the fund's principal strategies, the fund may invest in fixed income securities with or without warrants or conversion features and it may hold on to its cash or invest without limit in cash equivalents. When this happens, the fund may not achieve its investment objective.

Please see "Additional Investment Techniques" for other investment techniques of the fund.



                                       Phoenix-Engemann Aggressive Growth Fund 7

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.

GENERAL
The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

GROWTH STOCKS
Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall.

SMALL AND MEDIUM CAPITALIZATIONS
Companies with smaller capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small and medium capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.



8 Phoenix-Engemann Aggressive Growth Fund

PERFORMANCE TABLES
The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Aggressive Growth Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table below shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[Graphic Omitted]

                 Calendar Year           Annual Return (%)
                     1990                      -5.57
                     1991                      29.56
                     1992                       7.66
                     1993                      11.58
                     1994                      -3.92
                     1995                      51.71
                     1996                      11.09
                     1997                      19.37
                     1998                      30.44
                     1999                      83.65


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 52.01% (quarter ending December 31, 1999) and the lowest return for a quarter was -19.55% (quarter ending September 30, 1998). Year-to-date performance through September 30, 2000 was 18.45%.



                                       Phoenix-Engemann Aggressive Growth Fund 9

-----------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns
   (for the periods ending 12/31/99)(1)     One Year         Five Years        Ten Years     Life of the Fund(2)
-----------------------------------------------------------------------------------------------------------------
   Class A Shares(3)                          73.09%           35.35%            20.42%              N/A
-----------------------------------------------------------------------------------------------------------------
   Class B Shares                             78.23%           35.96%             N/A              32.22%
-----------------------------------------------------------------------------------------------------------------
   Russell 2000 Growth Index(4)               43.09%           18.99%            13.51%            18.74%
-----------------------------------------------------------------------------------------------------------------

   S&P 500 Composite Stock                    21.14%           28.66%            18.25%            26.67%
   Price Index(5)

-----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares.

(2) Class B Shares since July 21, 1994.

(3) Class A Share performance has been restated to reflect the current maximum sales charge.


(4) The Russell 2000 Growth Index is an unmanaged, commonly used measure of total return performance of small-capitalization, growth-oriented stocks. The Index's performance does not reflect sales charges.

(5) The S&P 500 Composite Stock Price Index is an unmanaged, commonly used measure of common stock total return performance. The Index's performance does not reflect sales charges.

Class C Shares will be offered as of January 2, 2001. Performance information is not included for Class C Shares because the class has not had annual returns for at least one calendar year.



10 Phoenix-Engemann Aggressive Growth Fund

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.


                                                                     CLASS A       CLASS B       CLASS C
                                                                     SHARES        SHARES        SHARES(e)
                                                                     -------       -------       --------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage
of offering price)                                                    5.75%          None           None
Maximum Deferred Sales Charge (load) (as a percentage of the
lesser of the value redeemed or the amount invested)                   None          5%(b)         1%(c)
Maximum Sales Charge (load) Imposed on Reinvested Dividends            None          None           None
Redemption Fee                                                         None          None           None
Exchange Fee                                                           None          None           None

                                                                  --------------------------------------------

                                                                      CLASS A       CLASS B       CLASS C
                                                                      SHARES        SHARES        SHARES(E)
                                                                      -------       -------       --------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees(a)                                                    0.82%          0.82%         0.82%
Distribution and Service (12b-1) Fees (d)                             0.25%          1.00%         1.00%
Other Expenses                                                        0.24%          0.24%         0.24%
                                                                      -----          -----         -----
TOTAL ANNUAL FUND OPERATING EXPENSES(a)                               1.31%          2.06%         2.06%
                                                                      =====          =====         =====

--------------------------

(a) Restated to reflect Management Fee as provided in Investment Advisory Agreement effective on November 30, 2000.

(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

(e) Class C Shares will be offered as of January 2, 2001.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                      Phoenix-Engemann Aggressive Growth Fund 11

--------------------------------------------------------------------------------
   CLASS            1 YEAR           3 YEARS         5 YEARS          10 YEARS
--------------------------------------------------------------------------------
   Class A           $701             $966            $1,252           $2,063
--------------------------------------------------------------------------------
   Class B           $609             $846            $1,108           $2,197
--------------------------------------------------------------------------------
   Class C           $309             $646            $1,108           $2,390
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


--------------------------------------------------------------------------------
   CLASS            1 YEAR           3 YEARS         5 YEARS          10 YEARS
--------------------------------------------------------------------------------
   Class B           $209             $646            $1,108           $2,197
--------------------------------------------------------------------------------
   Class C           $209             $646            $1,108           $2,390
--------------------------------------------------------------------------------



MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISERS
Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 37 mutual funds, as subadviser to two fund companies totaling three mutual funds and as adviser to institutional clients. As of December 31, 1999, Phoenix had $25.7 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.


Roger Engemann & Associates, Inc. ("Engemann") is the investment subadviser to the fund and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as adviser to five mutual funds, as subadviser to five mutual fund and acts as investment adviser to institutions and individuals. As of December 31, 1999, Engemann had $10.9 billion in assets under management. Engemann has been an investment adviser since 1969.


Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the funds. Engemann, as subadviser, is responsible for day-to-day management of the fund's portfolio. Engemann manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:



12 Phoenix-Engemann Aggressive Growth Fund

--------------------------------------------------------------------------------
                       1st $50 million    Next $450 million    Over $500 million
--------------------------------------------------------------------------------
   Management Fee           0.90%               0.80%                0.70%
--------------------------------------------------------------------------------

Phoenix pays Engemann a subadvisory fee at the following rates:

----------------------------------------------------------------------------------------------------
                                           $50 million to     $262 million to          Over
                        1st $50 million     $262 million        $500 million       $500 million
----------------------------------------------------------------------------------------------------

   Subadvisory Fee           0.40%              0.30%              0.45%               0.35%

----------------------------------------------------------------------------------------------------


Prior to November 30, 2000, the fund paid Phoenix a monthly investment management fee at the annual rates of 0.70% of average daily net assets up to $1 billion, 0.65% of average daily net assets between $1 billion and $2 billion, and 0.60% of average daily net assets over $2 billion. During the fund's last fiscal year, the fund paid total management fees of $2,312,441. The ratio of management fees to average net assets for the fiscal year ended October 31, 1999 was 0.70%.


PORTFOLIO MANAGEMENT
Roger Engemann, Jim Mair and John Tilson oversee the research and portfolio management function at Engemann. Each is a Managing Director, Equities of Phoenix. The portfolio managers named below are primarily responsible for the day-to-day management of the fund's portfolio. Mr. Engemann has been President of Engemann since its inception. Messrs. Mair and Tilson are both Executive Vice Presidents of Portfolio Management of Engemann, and both have been with Engemann since 1983. Messrs. Engemann and Mair earned the right to use the Chartered Financial Analyst designation in 1972, and Mr. Tilson earned the right to use the Chartered Financial Analyst designation in 1974.

Ned Brines and Jim Chen serve as co-portfolio managers of the fund and as such are primarily responsible for the day-to-day management of the fund's portfolio. Messrs. Brines and Chen are both Vice Presidents of Engemann and have been with Engemann since 1994. Messrs. Brines and Chen also serve as co-portfolio managers of Phoenix-Engemann Capital Growth Fund and Mr. Brines also serves as co-portfolio manager of Phoenix-Engemann Focus Growth Fund of the Phoenix-Engemann Funds. Messrs. Brines and Chen earned the right to use the Chartered Financial Analyst designations in 1997 and 1994, respectively.



                                      Phoenix-Engemann Aggressive Growth Fund 13

PHOENIX-ENGEMANN CAPITAL GROWTH FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES
Phoenix-Engemann Capital Growth Fund has an investment objective of long-term capital appreciation. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES
> Under normal circumstances, the fund invests at least 65% of its total assets in the common stock of companies believed by the subadviser to have appreciation potential.


> The adviser manages the fund's investment program and general operation of the fund and the subadviser manages the investments of the fund. The subadviser seeks growth through disciplined, diversified investment in stocks of high-quality companies that the subadviser believes have the ability to increase their profits year after year at a much faster rate than the average company. The subadviser manages the fund's portfolio from a top-down sector focus based upon market and economic conditions. Securities are then analyzed using a bottom-up approach. The subadviser focuses on companies that it believes have consistent, substantial earnings growth, strong management with a commitment to shareholders, financial strength and a favorable long-term outlook.


> Generally, stocks are sold when the subadviser believes the growth rate of the stock will drop over the long term.

> The subadviser's portfolio selection method may result in a higher portfolio turnover rate. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: If the adviser believes that market conditions are not favorable to the fund's principal strategies, the fund may invest in fixed income securities with or without warrants or conversion features and it may hold on to its cash or invest without limit in cash equivalents. When this happens, the fund may not achieve its investment objective.

Please see "Additional Investment Techniques" for other investment techniques of the fund.


RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.


14 Phoenix-Engemann Capital Growth Fund

GENERAL
The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

GROWTH STOCKS
Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall.



                                         Phoenix-Engemann Capital Growth Fund 15

PERFORMANCE TABLES
The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Capital Growth Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table below shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[Graphic Omitted]

         Calendar Year                   Annual Return (%)
            1990                                6.05
            1991                               28.01
            1992                                4.29
            1993                                4.35
            1994                               -1.60
            1995                               33.98
            1996                               14.68
            1997                               23.30
            1998                               29.65
            1999                               29.01


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 26.66% (quarter ending December 31, 1999) and the lowest return for a quarter was -8.83% (quarter ending September 30, 1998). Year-to-date performance through September 30, 2000 was 0.42%.


------------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns
   (for the periods ending 12/31/99)(1)     One Year      Five Years     Ten Years        Life of the Fund(2)
------------------------------------------------------------------------------------------------------------------
   Class A Shares(3)                         21.59%         24.46%        17.59%                 N/A
------------------------------------------------------------------------------------------------------------------
   Class B Shares                            24.04%         25.01%          N/A                 22.73%
------------------------------------------------------------------------------------------------------------------
   S&P 500 Composite Stock Price Index(4)    21.14%         28.66%        18.25%                26.49%
------------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares.

(2) Class B Shares since July 15, 1994.


(3) Class A Share performance has been restated to reflect the current maximum sales charge.

(4) The S&P 500 Composite Stock Price Index is an unmanaged, commonly used measure of common stock total return performance. The Index's performance does not reflect sales charges.




16 Phoenix-Engemann Capital Growth Fund

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                    CLASS A                    CLASS B
                                                                    SHARES                     SHARES
                                                                    --------                   --------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                        5.75%                       None
Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)             None                       5%(a)
Maximum Sales Charge (load) Imposed on Reinvested
Dividends                                                            None                        None
Redemption Fee                                                       None                        None
Exchange Fee                                                         None                        None
                                                          --------------------------------------------------------

                                                                    CLASS A                    CLASS B
                                                                    SHARES                     SHARES
                                                                    --------                   --------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                                      0.65%                      0.65%
Distribution and Service (12b-1) Fees(b)                             0.25%                      1.00%
Other Expenses                                                       0.17%                      0.17%
                                                                     ----                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                                 1.07%                      1.82%
                                                                     ====                       ====
-------------------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                         Phoenix-Engemann Capital Growth Fund 17

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR               3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class A                      $678                  $896                  $1,131                $1,806
-----------------------------------------------------------------------------------------------------------------
   Class B                      $585                  $773                   $985                 $1,940
-----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class B                      $185                  $573                   $985                 $1,940
-----------------------------------------------------------------------------------------------------------------


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISER
Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 37 mutual funds, as subadviser to two fund companies totaling three mutual funds and as adviser to institutional clients. As of December 31, 1999, Phoenix had $25.7 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.


Roger Engemann & Associates, Inc. ("Engemann") is the investment subadviser to the fund and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as adviser to five mutual funds, as subadviser to five mutual funds and acts as investment adviser to institutions and individuals. As of December 31, 1999, Engemann had $10.9 billion in assets under management. Engemann has been an investment adviser since 1969.


Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the fund. Engemann, as subadviser, is responsible for day-to-day management of the fund's portfolio. Engemann manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

-----------------------------------------------------------------------------------------------------------------
                                                                    $1+ billion
                                           1st billion           through $2 billion           $2+ billion
-----------------------------------------------------------------------------------------------------------------
   Management Fee                             0.70%                    0.65%                     0.60%
-----------------------------------------------------------------------------------------------------------------


18 Phoenix-Engemann Capital Growth Fund

Phoenix pays Engemann a subadvisory fee at the following rates:

------------------------------------------------------------------------------------------------------------------
                                                    Up to
                                                  $3 billion                            $3+ billion
------------------------------------------------------------------------------------------------------------------
   Subadvisory Fee                                  0.10%                                  0.30%
------------------------------------------------------------------------------------------------------------------


During the fund's last fiscal year, the fund paid total management fees of $18,467,284. The ratio of management fees to average net assets for the fiscal year ended October 31, 1999 was 0.65%.


PORTFOLIO MANAGEMENT
Roger Engemann, Jim Mair and John Tilson oversee the research and portfolio management function at Engemann. Each is a Managing Director, Equities of Phoenix. The portfolio managers named below are primarily responsible for the day-to-day management of the fund's portfolio. Mr. Engemann has been President of Engemann since its inception. Messrs. Mair and Tilson are both Executive Vice Presidents of Portfolio Management of Engemann, and both have been with Engemann since 1983. Messrs. Engemann and Mair earned the right to use the Chartered Financial Analyst designation in 1972, and Mr. Tilson earned the right to use the Chartered Financial Analyst designation in 1974.

Ned Brines and Jim Chen serve as co-portfolio managers of the fund and as such are primarily responsible for the day-to-day management of the fund's portfolio. Messrs. Brines and Chen are both Vice Presidents of Engemann and have been with Engemann since 1994. Messrs. Brines and Chen also serve as co-portfolio managers of Phoenix-Engemann Aggressive Growth Fund and Mr. Brines also serves as co-portfolio manager of Phoenix-Engemann Focus Growth Fund of the Phoenix-Engemann Funds. Messrs. Brines and Chen earned the right to use the Chartered Financial Analyst designations in 1997 and 1994, respectively.



                                         Phoenix-Engemann Capital Growth Fund 19

Phoenix-Goodwin High Yield Fund
Investment Risk and Return Summary
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
Phoenix-Goodwin High Yield Fund has a primary investment objective to seek high current income and a secondary objective of capital growth. There is no guarantee that the fund will achieve its objectives.

PRINCIPAL INVESTMENT STRATEGIES

> Under normal circumstances, the fund invests at least 80% of its total assets in both U.S. and foreign (non-U.S.), including emerging markets, fixed income securities, with at least 65% of its total assets invested in a diversified portfolio of high yield-high risk fixed income securities (commonly referred to as "junk bonds").

>        Fixed income securities are selected using a sector rotation approach.
         The adviser seeks to adjust the proportion of fund investments in various sectors (such as emerging markets, mortgages, and industry sectors that may include, among others, telecommunications, gaming and energy) and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the adviser for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer's business, management, cash, assets earnings and stability. Securities selected for investment are those that the adviser believes offer the best potential for total return based on risk-to-reward tradeoff.

> Interest rate risk is managed by a duration neutral strategy. The adviser attempts to maintain the duration of the fund at a level similar to that of its benchmark, CSFB Global High Yield Index. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security's payment pattern. Generally, the longer the maturity the greater the duration and therefore the greater effect interest rate changes have on the price of the security. By maintaining the duration of the fund at a level similar to that of the fund's benchmark, the adviser believes that the fund's exposure to interest rate risk is more consistent with its benchmark's risk profile than that of a fund that attempts to predict future interest rate changes. On October 31, 2000 the modified adjusted duration of the CSFB Global High Yield Index was 4.47 years.

> Fixed income securities selected for portfolio investment may be of any maturity. However, the adviser attempts to maintain a maturity composition similar to that of its benchmark in an effort to maintain an interest rate risk profile consistent with its benchmark. Maturity composition refers to the percentage of securities within specific maturity ranges as well as the aggregate weighted average portfolio maturity. On October 31, 2000 the maturity of the CSFB Global High Yield Index was 7.23 years.



20 Phoenix Goodwin High Yield Fund

> The fund may invest in corporate bonds, agency and non-agency mortgage-backed securities, U.S. and foreign government obligations and emerging market securities.

> The adviser will seek to minimize risk through diversification and continual evaluation of current developments in interest rates and economic conditions.

Temporary Defensive Strategy: If the adviser believes that market conditions are not favorable to the fund's principal strategies, the fund may hold on to its cash or invest without limit in cash equivalents or other fixed income securities. When this happens, the fund may not achieve its investment objective.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.


RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.

GENERAL
The value of your shares and the level of income you receive are subject to risks associated with the types of securities selected for fund investment. Neither the fund nor the adviser can assure you that a particular level of income will consistently be achieved or that the value of the fund's investments that supports your share value will increase. If the value of fund investments decreases, your share value will decrease.

CREDIT RISK
Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. Generally, securities rated below investment grade (high yield-high risk securities) have a greater chance that the issuer will be unable to make such payments when due. Credit risk is determined at the date of investment. If after the date of purchase the rating declines, the fund is not obligated to sell the security.

EMERGING MARKET INVESTING
Investments in less-developed countries whose markets are still emerging generally present risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval may be required in some developing countries for the release of investment income, capital and sale proceeds to foreign investors, and some developing countries may limit the extent of foreign investment in domestic companies.

FOREIGN INVESTING
Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in



                                              Phoenix-Goodwin High Yield Fund 21
currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate.

HIGH YIELD-HIGH RISK SECURITIES
High yield-high risk securities (junk bonds) entail greater price volatility and credit and interest rate risk than investment grade securities. Analysis of the creditworthiness of high yield-high risk issuers is more complex than for higher-grade securities, making it more difficult for the adviser to accurately predict risk. There is a greater risk with high yield-high risk securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities.

INTEREST RATE RISK
Interest rate trends can have an affect on the value of your shares. If interest rates rise, the value of debt securities generally will fall. Because the fund may hold securities with longer maturities, the net asset value of the fund may experience greater price fluctuations in response to changes in interest rates than funds that hold only securities with short-term maturities. Prices of longer-term securities are affected more by interest rate changes than prices of shorter-term securities.

LONG-TERM MATURITIES
Securities with longer maturities may be subject to greater price fluctuations due to interest rate, tax law and general market changes.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
Early payoffs on the underlying loans in mortgage-backed and asset-backed securities may result in the fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest the proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of portfolio shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.



22 Phoenix-Goodwin High Yield Fund

PERFORMANCE TABLES
The bar chart and table below provide some indication of the risks of investing in the Phoenix-Goodwin High Yield Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table below shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[Graphic Omitted]

           Calendar Year                  Annual Report (%)
               1990                              -1.08
               1991                              24.67
               1992                              16.96
               1993                              21.48
               1994                              -7.97
               1995                              17.72
               1996                              17.23
               1997                              13.61
               1998                              -6.72
               1999                              11.73

(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 10.35% (quarter ending June 30, 1995) and the lowest return for a quarter was -13.86% (quarter ending September 30, 1998). Year-to-date performance through September 30, 2000 was -4.73%.

-----------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns                                                         Life of the Fund(2)
   (for the periods ending 12/31/99)(1)     One Year      Five Years     Ten Years     Class B       Class C
-----------------------------------------------------------------------------------------------------------------
   Class A Shares                            6.43%         9.25%          9.64%          N/A           N/A
-----------------------------------------------------------------------------------------------------------------
   Class B Shares                            6.92%         9.47%           N/A          5.96%          N/A
-----------------------------------------------------------------------------------------------------------------

   Class C Shares                           11.03%          N/A            N/A           N/A          -0.02%

-----------------------------------------------------------------------------------------------------------------
   CSFB Global High Yield Index(3)           3.28%         9.07%         11.06%        7.19%(4)       0.73%
-----------------------------------------------------------------------------------------------------------------

   Lehman Brothers Aggregate                -0.83%         7.73%          7.70%        6.12%(4)       3.48%
   Bond Index(5)

-----------------------------------------------------------------------------------------------------------------


(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.

(2) Class B Shares since February 16, 1994 and Class C Shares since February 27, 1998.

(3) The CSFB Global High Yield Index is an unmanaged, commonly used index that tracks the returns of all new publicly offered debt of more than $75 million rated below BBB or BBB/BB+. The Index's performance does not reflect sales charges.


(4) Index performance since February 28, 1994.


(5) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond market total return performance. The Index's performance does not reflect sales charges.



                                              Phoenix-Goodwin High Yield Fund 23

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A           CLASS B            CLASS C
                                                               SHARES            SHARES             SHARES
                                                               -------           -------            -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                   4.75%              None              None
Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)        None              5%(a)              1%(b)
Maximum Sales Charge (load) Imposed on Reinvested
Dividends                                                       None               None              None
Redemption Fee                                                  None               None              None
Exchange Fee                                                    None               None              None
                                                         ---------------------------------------------------------

                                                               CLASS A           CLASS B            CLASS C
                                                               SHARES            SHARES             SHARES
                                                               -------           -------            -------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                                 0.65%             0.65%              0.65%
Distribution and Service (12b-1) Fees(c)                        0.25%             1.00%              1.00%
Other Expenses                                                  0.26%             0.26%              0.26%
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.16%             1.91%              1.91%

-------------------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



24 Phoenix-Goodwin High Yield Fund

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class A                      $588                  $826                  $1,083                $1,817
-----------------------------------------------------------------------------------------------------------------
   Class B                      $594                  $800                  $1,032                $2,038
-----------------------------------------------------------------------------------------------------------------
   Class C                      $294                  $600                  $1,032                $2,233
-----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class B                      $194                  $600                  $1,032                $2,038
-----------------------------------------------------------------------------------------------------------------
   Class C                      $194                  $600                  $1,032                $2,233
-----------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISER
Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 37 mutual funds, as subadviser to two fund companies totaling three mutual funds and as adviser to institutional clients. As of December 31, 1999, Phoenix had $25.7 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the day-to-day management of the fund's portfolio. Phoenix manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

-----------------------------------------------------------------------------------------------------------------
                                         1st billion       $1+ billion through $2 billion      $2+ billion
-----------------------------------------------------------------------------------------------------------------
   Management Fee                           0.65%                      0.60%                      0.55%
-----------------------------------------------------------------------------------------------------------------

During the fund's last fiscal year, the fund paid total management fees of $3,333,625. The ratio of management fees to average net assets for the fiscal year ended October 31, 1999 was 0.65%.



                                              Phoenix-Goodwin High Yield Fund 25

PORTFOLIO MANAGEMENT
Investment and trading decisions for the fund are made by a team of fixed income professionals lead by Timothy P. Norman, Managing Director, Fixed Income, of Phoenix. Mr. Norman is also Executive Vice President of Duff & Phelps Investment Management Co., an affiliate of Phoenix, where he serves as a senior member of the fixed income management group responsible for the management of approximately $10 billion. Mr. Norman is a Chartered Financial Analyst and has held various investment management positions with Duff & Phelps Investment Management Co. since 1987.








26 Phoenix-Goodwin High Yield Fund

PHOENIX-GOODWIN MONEY MARKET FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Phoenix-Goodwin Money Market Fund has an investment objective of seeking as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. There is no guarantee that the fund will achieve its objective.


PRINCIPAL INVESTMENT STRATEGIES
>        The fund seeks to maintain a stable $1.00 per share price.

> The fund invests in a diversified portfolio of high quality money market instruments with maturities of 397 days or less. The average maturity of the fund's portfolio securities, based on their dollar value, will not exceed 90 days.

> The adviser seeks a high level of return relative to the market by selecting securities for the fund's portfolio in anticipation of, or in response to, changing economic conditions and money market conditions and trends. The adviser may not purchase securities with the highest available yield if the adviser believes that such an investment is inconsistent with the fund objectives of preservation of capital and maintenance of liquidity.

>        The fund invests exclusively in the following instruments:

         o obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities;

         o obligations issued by banks and savings and loan associations, including dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks;

         o dollar-denominated obligations guaranteed by banks or savings and loan associations;

         o federally-insured obligations of other banks or savings and loan associations;

         o commercial paper, which at the date of investment is rated A-1 by Standard and Poor's ("S&P") and/or P-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, is issued or guaranteed by a company which at the date of investment has an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's;

         o short-term corporate obligations, which at the date of investment are rated AA or higher by S&P or Aa or higher by Moody's; and

         o  repurchase agreements.

                                            Phoenix-Goodwin Money Market Fund 27

> At least 95% of the fund's total assets will be invested in securities in the highest short-term rating category. Generally, investments will be limited to securities in the two highest short-term rating categories.

> The fund may invest more than 25% of its assets in the domestic banking industry.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES


GENERAL
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Neither the fund nor the adviser can assure you that a particular yield, return or level of income will be achieved. Changing market conditions, the relatively short maturities of fund investments and substantial redemptions may all negatively affect the fund.

CREDIT RISK
Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. A security's short term investment rating may decline, increasing the chances the issuer may not be able to make principal and interest payments on time. This may reduce the fund's stream of income and decrease the fund's yield.

INTEREST RATE RISK
The value of your shares will be directly affected by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.

REPURCHASE AGREEMENTS
The fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the adviser to be creditworthy. Default or insolvency of the other party presents risk to the fund.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities, only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will remain at $1.00 or that the fund will realize a particular yield. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.



28 Phoenix-Goodwin Money Market Fund

PERFORMANCE TABLES
The bar chart and table below provide some indication of the risks of investing in the Phoenix-Goodwin Money Market Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table below shows the fund's average annual returns for one, five and ten years and the life of the fund. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[Graphic Omitted]

             Calendar Year                      Annual Return (%)
                 1990                                7.82
                 1991                                5.70
                 1992                                3.28
                 1993                                2.53
                 1994                                3.54
                 1995                                5.44
                 1996                                4.73
                 1997                                4.92
                 1998                                4.94
                 1999                                4.56

(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 1.91% (quarter ending December 31, 1990) and the lowest return for a quarter was 0.38% (quarter ending June 30,
1996). Year-to-date performance through September 30, 2000 was 4.18%.


------------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns
   (for the periods ending 12/31/99)(1)     One Year      Five Years     Ten Years      Life of the Fund(2)
------------------------------------------------------------------------------------------------------------------
   Class A Shares                             4.56%         4.84%          4.66%               N/A
------------------------------------------------------------------------------------------------------------------

   Class B Shares                            -0.19%         4.09%           N/A              3.98%(2)

------------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for a full redemption in the fund's Class B Shares.

(2) Class B Shares since July 15, 1994.


The fund's 7-day yield on December 31, 1999 was 5.14% for Class A Shares and 4.39% for Class B Shares.


Performance information is not included for Class C Shares because the class has not had annual returns for at least one calendar year.



                                            Phoenix-Goodwin Money Market Fund 29

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A           CLASS B           CLASS C
                                                               SHARES            SHARES            SHARES
                                                               -------           -------           --------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                    None             None              None
Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)         None             5%(a)             1%(b)
Maximum Sales Charge (load) Imposed on Reinvested                                                   None
Dividends                                                        None             None
Redemption Fee                                                   None             None              None
Exchange Fee                                                     None             None              None
                                                          --------------------------------------------------------

                                                               CLASS A           CLASS B            CLASS C
                                                               SHARES            SHARES             SHARES
                                                               -------           -------            --------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                                 0.40%             0.40%              0.40%
Distribution and Service (12b-1) Fees(c)                        None              0.75%              1.00%
Other Expenses                                                  0.37%             0.37%              0.37%
                                                                ----              ----               ----
TOTAL ANNUAL FUND OPERATING EXPENSES                            0.77%             1.52%              1.77%
                                                                ====              ====               ====
------------------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) The deferred sales charge is imposed on Class C shares redeemed during the first year only.

(c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



30 Phoenix-Goodwin Money Market Fund

------------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
------------------------------------------------------------------------------------------------------------------
   Class A                      $550                  $709                   $883                 $1,384
------------------------------------------------------------------------------------------------------------------
   Class B                      $555                  $680                   $829                 $1,610
------------------------------------------------------------------------------------------------------------------
   Class C                      $280                  $557                   $959                 $2,084
------------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

------------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
------------------------------------------------------------------------------------------------------------------
   Class B                      $155                  $480                   $829                 $1,610
------------------------------------------------------------------------------------------------------------------
   Class C                      $180                  $557                   $959                 $2,084
------------------------------------------------------------------------------------------------------------------


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISER
Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 37 mutual funds, as subadviser to two fund companies totaling three mutual funds and as adviser to institutional clients. As of December 31, 1999, Phoenix had $25.7 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the day-to-day management of the fund's portfolio. Phoenix manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:


-----------------------------------------------------------------------------------------------------------------
                               1st billion       $1+ billion through $2 billion      $2+ billion
-----------------------------------------------------------------------------------------------------------------
   Management Fee                 0.40%                      0.35%                      0.30%
-----------------------------------------------------------------------------------------------------------------

During the fund's last fiscal year, the fund paid total management fees of $910,014. The ratio of management fees to average net assets for the fiscal year ended October 31, 1999 was 0.40%.



                                            Phoenix-Goodwin Money Market Fund 31

PHOENIX-OAKHURST BALANCED FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
Phoenix-Oakhurst Balanced Fund has investment objectives of reasonable income, long-term capital growth and conservation of capital. There is no guarantee that the fund will achieve its objectives.

PRINCIPAL INVESTMENT STRATEGIES
> Under normal market circumstances, the fund invests at least 65% of its total assets in common stocks and fixed income securities of both U.S. and foreign issuers.

> Equity securities are selected using a quantitative value approach coupled with fundamental analysis. The 1,500 largest capitalized stocks are ranked based on value and growth criteria, such as price to earnings, sales and cash flow and reported and forecasted earnings per share growth. The adviser seeks a desired balance of risk and return potential, including a targeted yield greater than that of the S&P 500.

>        Fixed income securities are selected using a sector rotation approach.
         The adviser seeks to adjust the proportion of fund investment in various sectors and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the adviser for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer's business, management, cash, assets earnings and stability. Securities selected for investment are those that the adviser believes offer the best potential for total return based on risk-to-reward tradeoff.

> Interest rate risk is managed by a duration neutral strategy. The adviser attempts to maintain the duration of the fund at a level similar to that of its fixed income benchmark, the Lehman Brothers Aggregate Bond Index. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security's payment pattern. Generally, the longer the maturity the greater the duration and therefore the greater effect interest rate changes have on the price of the security. By maintaining the duration of the fund at a level similar to that of the fund's fixed income benchmark, the adviser believes that the fund's exposure to interest rate risk is more consistent with its benchmark's risk profile than that of a fund that attempts to predict future interest rate changes. On October 31, 2000 the modified adjusted duration of the Lehman Brothers Aggregate Bond Index was 4.78 years.

> Fixed income securities selected for portfolio investment may be of any maturity. However, the adviser attempts to maintain a maturity composition similar to that of its fixed income benchmark in an effort to maintain an interest rate risk profile consistent with its benchmark. Maturity composition refers to the percentage of



32 Phoenix-Oakhurst Balanced Fund
         securities within specific maturity ranges as well as the aggregate weighted average portfolio maturity. On October 31, 2000 the maturity of the Lehman Brothers Aggregate Bond Index was 8.64 years.

> The fund may invest in all types of fixed income securities, including high yield-high risk securities (commonly referred to as "junk bonds"), corporate bonds, municipal bonds, agency and non-agency mortgaged-backed securities, asset-backed securities and U.S. treasury securities.


Temporary Defensive Strategy: If the adviser believes that market conditions are not favorable to the fund's principal strategies, the fund may hold on to its cash or invest without limit in cash equivalents such as U.S. Government securities and high grade commercial paper. When this happens, the fund may not achieve its investment objective.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.

GENERAL
The value of your shares and the level of income you receive are subject to risks associated with the types of securities selected for fund investment. Neither the fund nor the adviser can assure you that a particular level of income will consistently be achieved or that the value of the fund's investments that supports your share value will increase. If the value of fund investments decreases, your share value will decrease.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

CREDIT RISK
Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. Generally, securities rated below investment grade (high yield-high risk securities) have a greater chance that the issuer will be unable to make such payments when due. Credit risk is determined at the date of investment. If after the date of purchase the rating declines, the fund is not obligated to sell the security.

FOREIGN INVESTING
Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, including so called "emerging market" countries (countries with less developed markets), as well as less public information about foreign investments, may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in



                                               Phoenix-Oakhurst Balanced Fund 33
currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries and their companies. They may also have more obstacles to financial success.

INTEREST RATE RISK
Interest rate trends can have an affect on the value of your shares. If interest rates rise, the value of debt securities generally will fall. Because the fund may hold securities with longer maturities, the net asset value of the fund may experience greater price fluctuations in response to changes in interest rates than funds that hold only securities with short-term maturities. Prices of longer-term securities are affected more by interest rate changes than prices of shorter-term securities.

LONG-TERM MATURITIES
Fixed income securities with longer maturities may be subject to greater price fluctuations due to interest rate, tax law and general market changes.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
Early payoffs on the underlying loans in mortgage-backed and asset-backed securities may result in the fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest the proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred.

MUNICIPAL SECURITIES
Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source (so called "revenue bonds"). If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and can be temporarily affected by large purchases and sales, including those by the fund. General conditions in the financial markets and the size of a particular offering may also negatively affect municipal securities' returns.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of portfolio shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.



34 Phoenix-Oakhurst Balanced Fund

PERFORMANCE TABLES
The bar chart and table below provide some indication of the risks of investing in the Phoenix-Oakhurst Balanced Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table below shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[Graphic Omitted]

         Calendar Year                        Annual Return (%)
            1990                                     7.31
            1991                                    25.94
            1992                                     6.74
            1993                                     6.41
            1994                                    -4.55
            1995                                    23.39
            1996                                     8.58
            1997                                    18.33
            1998                                    18.52
            1999                                    10.76

(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 13.59% (quarter ending December 31, 1998) and the lowest return for a quarter was -5.53% (quarter ending September 30, 1998). Year-to-date performance through September 30, 2000 was 1.87%.


-----------------------------------------------------------------------------------------------------------------
  Average Annual Total Returns
  (for the periods ending 12/31/99)(1)            One Year       Five Years       Ten Years     Life of Fund(2)
-----------------------------------------------------------------------------------------------------------------
  Class A Shares(3)                                 4.39%          14.42%           11.13%           N/A
-----------------------------------------------------------------------------------------------------------------
  Class B Shares                                    5.94%          14.93%            N/A           13.26%
-----------------------------------------------------------------------------------------------------------------
  Balanced Benchmark(4)                            11.55%          18.82%           13.34%         17.18%(6)
-----------------------------------------------------------------------------------------------------------------

  Lehman Brothers Aggregate Bond Index(5)          -0.83%           7.73%            7.70%          6.92%(6)

-----------------------------------------------------------------------------------------------------------------
  S&P 500 Composite Stock Price Index(7)           21.14%          28.66%           18.25%         26.49%
-----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares.

(2) Class B Shares since July 15, 1994.

(3) Class A Share performance has been restated to reflect the deduction of the current maximum sales charge.

(4) The Balanced Benchmark is a composite index made up of 55% of the S&P 500 Index return, 35% of the Lehman Brothers Aggregate Bond Index return and 10% of the 90-day U.S. Treasury bill return. The index's performance does not reflect sales charges.


(5) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond performance. The Index's performance does not reflect sales charges.


(6) Benchmark performance since July 31, 1994.


(7) The S&P 500 Composite Stock Price Index is an unmanaged, commonly used measure of common stock market total return performance. The Index's performance does not reflect sales charges.



                                               Phoenix-Oakhurst Balanced Fund 35

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                    CLASS A                    CLASS B
                                                                    SHARES                     SHARES
                                                                    -------                    -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                        5.75%                       None
Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)             None                       5%(a)
Maximum Sales Charge (load) Imposed on Reinvested
Dividends                                                            None                        None
Redemption Fee                                                       None                        None
Exchange Fee                                                         None                        None
                                                          --------------------------------------------------------

                                                                    CLASS A                    CLASS B
                                                                    SHARES                     SHARES
                                                                    -------                    -------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                                      0.53%                      0.53%
Distribution and Service (12b-1) Fees(b)                             0.25%                      1.00%
Other Expenses                                                       0.19%                      0.19%
                                                                     ----                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.97%                      1.72%
                                                                     ====                       ====
--------------------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



36 Phoenix-Oakhurst Balanced Fund

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class A                      $668                  $866                  $1,080                $1,696
-----------------------------------------------------------------------------------------------------------------
   Class B                      $575                  $742                   $933                 $1,831
-----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class B                      $175                  $542                   $933                 $1,831
-----------------------------------------------------------------------------------------------------------------


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISER
Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 37 mutual funds, as subadviser to two fund companies totaling three mutual funds and as adviser to institutional clients. As of December 31, 1999, Phoenix had $25.7 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the day-to-day management of the fund's portfolio. Phoenix manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

-----------------------------------------------------------------------------------------------------------------
                                         1st billion       $1+ billion through $2 billion      $2+ billion
-----------------------------------------------------------------------------------------------------------------
   Management Fee                           0.55%                      0.50%                      0.45%
-----------------------------------------------------------------------------------------------------------------

During the fund's last fiscal year, the fund paid total management fees of $8,742,404. The ratio of management fees to average net assets for the fiscal year ended October 31, 1999 was 0.53%.

PORTFOLIO MANAGEMENT
Investment and trading decisions for the fund are made by a team of equity professionals and a team of fixed-income professionals.



                                               Phoenix-Oakhurst Balanced Fund 37

ADDITIONAL INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------


In addition to the Principal Investment Strategies and Risks Related to Principal Investment Strategies, the Phoenix-Duff & Phelps Core Bond Fund ("Core Bond Fund"), Phoenix-Engemann Aggressive Growth Fund ("Aggressive Growth Fund"), Phoenix-Engemann Capital Growth Fund ("Capital Growth Fund"), Phoenix-Goodwin High Yield Fund ("High Yield Fund"), Phoenix-Goodwin Money Market Fund ("Money Market Fund") and Phoenix-Oakhurst Balanced Fund ("Balanced Fund") may engage in the following investment techniques as indicated:

BORROWING
The Aggressive Growth Fund may obtain fixed interest rate loans from banks in amounts up to one-third the value of its net assets and invest the loan proceeds in other assets. If the securities purchased with such borrowed money decrease in value or do not increase enough to cover interest and other borrowing costs, the fund will suffer greater losses than if no borrowing took place.

CAPITAL GROWTH FUND INVESTMENTS
Subject to the investment restrictions stated in this prospectus and in the fund's statement of additional information, the Capital Growth Fund may invest any amount or proportion of its assets in any class or type of security believed by the subadviser to offer the potential for capital appreciation over both the intermediate and long term, including investment grade bonds and preferred stocks. Typically, debt obligations will decrease in value when interest rates rise. Credit risk for debt obligations generally increases as the rating declines. Securities with lower credit ratings have a greater chance of principal and interest payment default. Debt obligations with longer maturities may be subject to price fluctuations due to interest rates, tax laws and other general market factors. Credit risk is determined at the date of investment. If the rating declines after the date of purchase, the fund is not obligated to sell the security.


CONVERTIBLE SECURITIES
All funds, except the Core Bond and Money Market Funds, may invest in convertible securities. Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that it not beneficial for the fund. In addition, securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.

DEFERRED COUPON AND ZERO COUPON BONDS
The Balanced and High Yield Funds may invest in debt obligations that do not make any interest payments for a specified period of time (deferred coupon or zero coupon obligations). Market prices of deferred coupon and zero coupon bonds generally are more volatile than the market prices of securities that pay interest on a regular basis, because the fund will not receive



38 Phoenix Series Fund
cash payments earned on these securities on a current basis, and may require the fund to make distributions from other sources, since the fund does not receive cash payments earned on these securities on a current basis. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

DERIVATIVES

All funds, except the Core Bond and Money Market Funds, may write exchange-traded, covered call options and purchase put and call options on securities, securities indices, and foreign currencies, and may enter into futures contracts and related options. All funds, except the Core Bond and Money Market Funds, may enter into swap agreements relating to interest rates, foreign currencies, and securities indices and forward foreign currency contracts, including cross currency asset swaps and the High Yield Fund may also enter into swap agreements relating to credit defaults and total return. They may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, changes in securities prices or other factors affecting the value of their investments. If the subadviser fails to correctly predict these changes, the funds can lose money. Derivatives transactions may be less liquid than other securities and the counterparty to such transaction may not perform as expected. In addition, purchasing call or put options involves the risk that a fund may lose the premium it paid plus transaction costs. Futures and options involve market risk in excess of their value.


FOREIGN INVESTING

The Core Bond, Aggressive Growth and Capital Growth Funds may invest in securities of foreign (non-U.S.) issuers, including emerging market securities. Additionally, the Core Bond Fund may invest in Yankee Bonds.


Investments in non-U.S. companies involve additional risks and conditions including differences in accounting standards, generally higher commission rates, differences in transaction settlement systems, political instability, and the possibility of confiscatory or expropriation taxes. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may also be subject to foreign taxes. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. Foreign markets and currencies may not perform as well as U.S. markets.

Risks associated with foreign investments may be intensified in emerging market countries. Developing countries and companies doing business in such countries may not have the same range of opportunities and have more obstacles to financial success than their counterparts in developed nations.

HIGH YIELD-HIGH RISK SECURITIES

The Balanced Fund may invest in high yield-high risk securities. High yield-high risk securities entail greater volatility and credit and interest rate risk than investment grade securities. Analysis of the creditworthiness of high yield-high risk issuers is more complex than



                                                          Phoenix Series Fund 39
for higher-grade securities, making it more difficult for the adviser to accurately predict risk. There is a greater risk with high yield-high risk securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities.


ILLIQUID SECURITIES

Each of the funds, except the Money Market Fund, may invest in illiquid securities. Illiquid securities may include repurchase agreements with maturities of greater than seven days. Illiquid and restricted securities may be difficult to sell or may be sold only pursuant to certain legal restrictions. Difficulty in selling securities may result in a loss to the funds or entail expenses not normally associated with the sale of a security.


REPURCHASE AGREEMENTS
The funds may invest in repurchase agreements. Default or insolvency of the other party presents a risk to the funds.

RESTRICTED SECURITIES
The High Yield Fund may invest in restricted securities deemed to be liquid by the adviser. Restricted securities owned by the fund that are not liquid may be difficult to sell because there may be no active markets for resale and fewer potential buyers. This can make restricted investments more likely than other types of investments to lose value. In extreme cases it may be impossible to resell them and they can become almost worthless to the fund.

SECURITIES LENDING
Each fund may loan portfolio securities. If the borrower is unwilling or unable to return the borrowed securities when due, the fund can suffer losses.

SHORT-TERM INVESTMENTS

The Core Bond Fund may invest in short-term investments, including bank certificates of deposit, bankers' acceptances and repurchase agreements.


SMALL CAPITALIZATION COMPANIES

Equity securities purchased by the Core Bond, Capital Growth, High Yield and Balanced Funds may be in companies with small capitalizations. Small capitalization companies are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.



40 Phoenix Series Fund

UNRATED FIXED INCOME SECURITIES
The funds may invest in unrated securities. Unrated securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities. Analysis of unrated securities is more complex than for rated securities, making it more difficult for the subadviser to accurately predict risk.

The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the funds.



PRICING OF FUND SHARES
--------------------------------------------------------------------------------

HOW IS THE SHARE PRICE DETERMINED?
Each fund calculates a share price for each class of its shares. The share price is based on the net assets of the fund and the number of outstanding shares. In general, each fund calculates net asset value by:

         o  adding the values of all securities and other assets of the fund,

         o  subtracting liabilities, and

         o dividing the result by the total number of outstanding shares of the fund.

Asset Value: The funds' investments are valued at market value. If market quotations are not available, the funds determine a "fair value" for an investment according to rules and procedures approved by the Trustees. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value.

Liabilities: Class specific expenses, distribution fees, service fees and other liabilities that are deducted for the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class' net assets, except where an alternative allocation can be more fairly made.

Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of a fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class' net asset value per share.



                                                          Phoenix Series Fund 41

The net asset value per share of each class of each fund is determined on days when the New York Stock Exchange (the "NYSE") is open for trading as of the close of trading (normally 4:00 PM eastern time). A fund will not calculate its net asset values per share on days when the NYSE is closed for trading. If the funds hold securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the net asset value of the funds' shares may change on days when shareholders will not be able to purchase or redeem the funds' shares.

AT WHAT PRICE ARE SHARES PURCHASED?

All investments received by the funds' authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the fund's net asset value is calculated following the dividend record date.




SALES CHARGES
--------------------------------------------------------------------------------

WHAT ARE THE CLASSES AND HOW DO THEY DIFFER?

The Balanced Fund, the Aggressive Growth Fund and the Capital Growth Fund presently offer two classes of shares, and the Core Bond Fund, the High Yield Fund and the Money Market Fund presently offer three classes of shares. As of January 2, 2001, the Aggressive Growth Fund will offer a third class of shares. Each class of shares has different sales and distribution charges (see "Fund Expenses" previously in this prospectus). The funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders.


WHAT ARRANGEMENT IS BEST FOR YOU?

The different classes permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



42 Phoenix Series Fund

CLASS A SHARES. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested) for the Aggressive Growth Fund, Capital Growth Fund and Balanced Fund and 4.75% of the offering price (4.99% of the amount invested) for the Core Bond Fund and High Yield Fund. You will not pay a sales charge on purchases of Class A Shares of the Money Market Fund. The sales charge may be reduced or waived under certain conditions. Class A Shares are not subject to any charges by the fund when redeemed. Class A Shares have lower distribution and service fees (0.25%) and pay higher dividends than any other class.

CLASS B SHARES. If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first five years after they are purchased, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B and Class C Shares" below. This charge declines to 0% over a period of five years and may be waived under certain conditions. Class B shares have higher distribution and service fees (1.00% (0.75% for the Money Market Fund)) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares eight years after purchase. Purchase of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A Shares and anyone who is over 85 years of age. The underwriter may decline purchases in such situations.


CLASS C SHARES. (Aggressive Growth Fund (as of January 2, 2001), Core Bond Fund, High Yield Fund and Money Market Fund only) If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a sales charge of 1%. See "Deferred Sales Charge Alternative--Class B and Class C Shares" below. Class C Shares have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES
The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase (see "Class A Shares--Reduced Initial Sales Charges: Combination Purchase Privilege" in the Statement of Additional Information). Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the fund's underwriter (Phoenix Equity Planning Corporation or "PEPCO").



                                                          Phoenix Series Fund 43


SALES CHARGE YOU MAY PAY TO PURCHASE CLASS A SHARES

CORE BOND FUND AND HIGH YIELD FUND
                                                                        SALES CHARGE AS
                                                                        A PERCENTAGE OF
                                                           --------------------------------------------
AMOUNT OF                                                                                       NET
TRANSACTION                                                 OFFERING                           AMOUNT
AT OFFERING PRICE                                            PRICE                            INVESTED
--------------------------------------------------------------------------------------------------------
Under $50,000                                                 4.75%                             4.99%
$50,000 but under $100,000                                    4.50                              4.71
$100,000 but under $250,000                                   3.50                              3.63
$250,000 but under $500,000                                   2.75                              2.83
$500,000 but under $1,000,000                                 2.00                              2.04
$1,000,000 or more                                            None                              None


AGGRESSIVE GROWTH FUND, CAPITAL GROWTH FUND AND BALANCED FUND

                                                                        SALES CHARGE AS
                                                                        A PERCENTAGE OF
                                                           --------------------------------------------
AMOUNT OF                                                                                       NET
TRANSACTION                                                 OFFERING                           AMOUNT
AT OFFERING PRICE                                            PRICE                            INVESTED
--------------------------------------------------------------------------------------------------------
Under $50,000                                                 5.75%                             6.10%
$50,000 but under $100,000                                    4.75                              4.99
$100,000 but under $250,000                                   3.75                              3.90
$250,000 but under $500,000                                   2.75                              2.83
$500,000 but under $1,000,000                                 2.00                              2.04
$1,000,000 or more                                            None                              None

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B AND CLASS C SHARES

Class B and Class C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the amount of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.


DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS B SHARES

  YEAR               1                2                 3                 4                5                 6+
---------------------------------------------------------------------------------------------------------------
  CDSC               5%               4%                3%                2%               2%                0%


44 Phoenix Series Fund

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS C SHARES
(AGGRESSIVE GROWTH FUND (AS OF JANUARY 2, 2001), CORE BOND FUND, HIGH YIELD FUND AND MONEY MARKET FUND ONLY)


  YEAR               1                 2+
--------------------------------------------------------------------------------
  CDSC               1%                0%


YOUR ACCOUNT
--------------------------------------------------------------------------------

OPENING AN ACCOUNT
Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.

STEP 1.
Your first choice will be the initial amount you intend to invest.

Minimum INITIAL investments:

         o $25 for individual retirement accounts, or accounts that use the systematic exchange privilege, or accounts that use the Investo-Matic program (see below for more information on the Investo-Matic program).

         o There is no initial dollar requirement for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

         o  $500 for all other accounts.

Minimum ADDITIONAL investments:

         o  $25 for any account.

         o There is no minimum for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.

The funds reserve the right to refuse a purchase order for any reason.

STEP 2.
Your second choice will be what class of shares to buy. The funds offer up to three classes of shares for individual investors. Each has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open



                                                          Phoenix Series Fund 45
your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.

STEP 3.
Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

         o Receive both dividends and capital gain distributions in additional shares;

         o Receive dividends in additional shares and capital gain distribution in cash;

         o Receive dividends in cash and capital gain distributions in additional shares; or

         o Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.


HOW TO BUY SHARES
--------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------
                                     TO OPEN AN ACCOUNT
 ----------------------------------------------------------------------------------------------------------------
 Through a financial advisor         Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
 ----------------------------------------------------------------------------------------------------------------
 Through the mail                    Complete a New Account Application and send it with a check payable to the fund. Mail them to: State Street Bank, P.O. Box 8301, Boston, MA
                                     02266-8301.
 ----------------------------------------------------------------------------------------------------------------
 By Federal Funds wire               Call us at (800) 243-1574 (press 1, then 0).
 ----------------------------------------------------------------------------------------------------------------
 Through express delivery            Complete a New Account Application and send it with a check payable to the fund. Send them to: Boston Financial Data Services, Attn: Phoenix Funds,
                                     66 Brooks Drive, Braintree, MA 02184.
 ----------------------------------------------------------------------------------------------------------------
 By Investo-Matic                    Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: State Street Bank,
                                     P.O. Box 8301, Boston, MA 02266-8301.
 ----------------------------------------------------------------------------------------------------------------
 By telephone exchange               Call us at (800) 243-1574 (press 1, then 0).
 ----------------------------------------------------------------------------------------------------------------


46 Phoenix Series Fund

HOW TO SELL SHARES
--------------------------------------------------------------------------------

You have the right to have the funds buy back shares at the net asset value next determined after receipt of a redemption order by the funds' Transfer Agent or an authorized agent. In the case of a Class B or Class C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

------------------------------------------------------------------------------------------------------------------
                                     TO SELL SHARES
------------------------------------------------------------------------------------------------------------------
Through a financial advisor          Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
------------------------------------------------------------------------------------------------------------------
Through the mail                     Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, P.O. Box 8301, Boston,
                                     MA 02266-8301. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.
------------------------------------------------------------------------------------------------------------------

Through express delivery             Send a letter of instruction and any share certificates (if you hold certificate shares) to: Boston Financial Data Services, Attn: Phoenix
                                     Funds, 66 Brooks Drive, Braintree, MA 02184. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.

------------------------------------------------------------------------------------------------------------------
By telephone                         For sales up to $50,000, requests can be made by calling (800) 243-1574.
------------------------------------------------------------------------------------------------------------------
By telephone exchange                Call us at (800) 243-1574 (press 1, then 0).
------------------------------------------------------------------------------------------------------------------
By Check (Core Bond Fund,            If you selected the checkwriting feature, you may write checks for amounts
High Yield Fund and Money            of $500 or more. Checks may not be used to close an account.
Market Fund only.)
------------------------------------------------------------------------------------------------------------------



THINGS YOU SHOULD KNOW WHEN SELLING SHARES
--------------------------------------------------------------------------------

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the funds. Each fund reserves the right to pay large redemptions "in-kind" (in securities owned by the fund rather than in cash). Large redemptions are those over $250,000 or 1% of the



                                                          Phoenix Series Fund 47
funds' net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds' Transfer Agent at (800) 243-1574.

REDEMPTIONS BY MAIL
> If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act.

         Send a clear letter of instructions if all of these apply:

         o The proceeds do not exceed $50,000.

         o The proceeds are payable to the registered owner at the address on record.

         Send a clear letter of instructions with a signature guarantee when any of these apply:

         o You are selling more than $50,000 worth of shares.

         o The name or address on the account has changed within the last 60 days.

         o You want the proceeds to go to a different name or address than on the account.

> If you are selling shares held in a corporate or fiduciary account, please contact the funds' Transfer Agent at (800) 243-1574.


If required, the signature guarantee on your request must be made by an eligible guarantor institution as defined by the funds' Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.


SELLING SHARES BY TELEPHONE
The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.



48 Phoenix Series Fund

During times of drastic economic or market changes, telephone redemptions may be difficult to make or be temporarily suspended.



ACCOUNT POLICIES
--------------------------------------------------------------------------------

ACCOUNT REINSTATEMENT PRIVILEGE
For 180 days after you sell your Class A, Class B or Class C shares, you can purchase Class A Shares of any fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B and Class C shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

REDEMPTION OF SMALL ACCOUNTS
Due to the high cost of maintaining small accounts, if your account balance is less than $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.

EXCHANGE PRIVILEGES
You should read the prospectus of the fund into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-4361 or accessing our Web site at www.phoenixinvestments.com.

         o You may exchange shares for another fund in the same class of shares; e.g., Class A for Class A. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.


         o Exchanges may be made by telephone ((800) 243-1574) or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).


         o The amount of the exchange must be equal to or greater than the minimum initial investment required.

         o The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

         o Because excessive trading can hurt fund performance and harm other shareholders, the funds reserve the right to temporarily or permanently end exchange privileges or


                                                          Phoenix Series Fund 49
            reject an order from anyone who appears to be attempting to time the market, including investors who request more than one exchange in any 30-day period. The funds' underwriter has entered into agreements with certain timing firms permitting them to exchange by telephone. These privileges are limited, and the funds' distributor has the right to reject or suspend them.

         o Class A Shares of the Money Market Fund purchased without a sales charge are exchangeable at net asset value plus the applicable sales charge.

RETIREMENT PLANS
Shares of the funds may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and 403(b) plans. For more information, call (800) 243-4361.



INVESTOR SERVICES
--------------------------------------------------------------------------------

INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Investo-Matic Section on the application and include a voided check.

SYSTEMATIC EXCHANGE allows you to automatically move money from one Phoenix Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Phoenix Fund will be exchanged for shares of the same class of another fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

TELEPHONE EXCHANGE lets you exchange shares of one fund for the same class of shares in another fund, using our customer service telephone service. See the Telephone Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House (ACH) to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $5,000.



50 Phoenix Series Fund

TAX STATUS OF DISTRIBUTIONS
--------------------------------------------------------------------------------

The funds plan to make distributions from net investment income at intervals stated in the table below and to distribute net realized capital gains, if any, at least annually.


------------------------------------------------------------------------------------------------------------------
   FUND                                                                    DIVIDEND PAID
------------------------------------------------------------------------------------------------------------------
   Aggressive Growth Fund                                                   Semiannually
------------------------------------------------------------------------------------------------------------------
   Balanced Fund                                                             Quarterly
------------------------------------------------------------------------------------------------------------------
   Capital Growth Fund                                                      Semiannually
------------------------------------------------------------------------------------------------------------------
   Core Bond Fund                                                             Monthly
------------------------------------------------------------------------------------------------------------------
   High Yield Fund                                                            Monthly
------------------------------------------------------------------------------------------------------------------
   Money Market Fund                                                           Daily
------------------------------------------------------------------------------------------------------------------


Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by a fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.


Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.


                                                          Phoenix Series Fund 51

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



These tables are intended to help you understand the funds' financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, except as indicated. Their report, together with the funds' financial statements, are included in the funds' most recent Annual Report, which is available upon request.



PHOENIX-DUFF & PHELPS CORE BOND FUND

                                                                           CLASS A
                                       -----------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                          4/30/00                        YEAR ENDED OCTOBER 31,
                                        (UNAUDITED)       1999         1998        1997        1996         1995
                                        -----------       ----         ----        ----        ----         ----
Net asset value, beginning of period         $9.04        $9.83        $9.66       $9.47       $9.60        $8.88
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.27         0.59         0.59        0.55        0.52         0.55
   Net realized and unrealized gain (loss)   (0.21)       (0.78)        0.18        0.17       (0.15)        0.72
                                            ------       ------       ------      ------      ------       ------
   TOTAL FROM INVESTMENT OPERATIONS           0.06        (0.19)        0.77        0.72        0.37         1.27
                                            ------       ------       ------      ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.32)       (0.56)       (0.57)      (0.53)      (0.50)       (0.55)
   Dividends from net realized gains            --           --           --          --          --           --
   In excess of net investment income           --        (0.04)       (0.03)         --          --           --
                                            ------       ------       ------      ------      ------       ------
     TOTAL DISTRIBUTIONS                     (0.32)       (0.60)       (0.60)      (0.53)      (0.50)       (0.55)
                                            ------       ------       ------      ------      ------       ------
Change in net asset value                    (0.26)       (0.79)        0.17        0.19       (0.13)        0.72
                                            ------       ------       ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD               $8.78        $9.04        $9.83       $9.66       $9.47        $9.60
                                            ======       ======       ======      ======      ======       ======
Total return(1)                               0.69%(3)    (1.97)%       8.16%       7.85%       4.05%       14.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $128,348     $144,923     $180,628    $182,250    $208,552     $235,879
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.07%(2)     1.04%        1.00%       0.98%       1.03%        0.99%
   Net investment income                      6.05%(2)     5.62%        5.46%       5.63%       5.55%        6.01%
Portfolio turnover                              87%(3)      112%         290%        377%        379%         178%

------------------------------

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized
(3) Not annualized



52  Phoenix Series Fund

--------------------------------------------------------------------------------

PHOENIX-DUFF & PHELPS CORE BOND FUND

                                                                          CLASS B
                                           ------------------------------------------------------------------------
                                             SIX MONTHS
                                           ENDED 4/30/00                   YEAR ENDED OCTOBER 31,
                                            (UNAUDITED)     1999        1998        1997        1996         1995
                                            -----------     ----        ----        ----        ----         ----
Net asset value, beginning of period            $8.97       $9.77       $9.60       $9.45       $9.58        $8.86
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.21        0.51        0.52        0.47        0.44         0.48
   Net realized and unrealized gain (loss)      (0.18)      (0.78)       0.18        0.17       (0.14)        0.72
                                               ------      ------      ------      ------      ------       ------

     TOTAL FROM INVESTMENT OPERATIONS            0.03       (0.27)       0.70        0.64        0.30         1.20
                                               ------      ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.28)      (0.49)      (0.51)      (0.49)      (0.43)       (0.48)
   Dividends from net realized gains               --          --          --          --          --           --
   In excess of net investment income              --       (0.04)      (0.02)         --          --           --
                                               ------      ------      ------      ------      ------       ------
     Total distributions                        (0.28)      (0.53)      (0.53)      (0.49)      (0.43)       (0.48)
                                               ------      ------      ------      ------      ------       ------
Change in net asset value                       (0.25)      (0.80)       0.17        0.15       (0.13)        0.72
                                               ------      ------      ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                  $8.72       $8.97       $9.77       $9.60       $9.45        $9.58
                                               ======      ======      ======      ======      ======       ======
Total return(1)                                  0.33%(3)   (2.77)%      7.48%       6.94%       3.39%       13.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $8,429     $11,737     $12,902      $5,321      $4,875       $3,655
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            1.82%(2)    1.79%       1.75%       1.71%       1.78%        1.73%
   Net investment income                         5.26%(2)    4.89%       4.74%       4.91%       4.79%        5.23%
Portfolio turnover                                 87%(3)     112%        290%        377%        379%         178%



PHOENIX-DUFF & PHELPS CORE BOND FUND
                                                             CLASS C
                                                  ------------------------------
                                                      SIX MONTHS       FROM
                                                        ENDED       INCEPTION
                                                       4/30/00     10/12/99 TO
                                                     (UNAUDITED)     10/31/99
                                                     -----------     --------
Net asset value, beginning of period                    $8.99         $8.96
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          0.23          0.03
   Net realized and unrealized gain (loss)              (0.20)         0.03
                                                       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                    0.03          0.06
                                                       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.28)        (0.03)
   Dividends from net realized gains                       --            --
   In excess of net investment income                      --            --
                                                       ------        ------
     TOTAL DISTRIBUTIONS                                (0.28)        (0.03)
                                                       ------        ------
Change in net asset value                               (0.25)         0.03
                                                       ------        ------
NET ASSET VALUE, END OF PERIOD                          $8.74         $8.99
                                                       ======        ======
Total return(1)                                          0.28%(3)      0.53%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $185          $101
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.82%(2)      1.37%(2)
   Net investment income                                 5.37%(2)      4.97%(2)
Portfolio turnover                                         87%(3)       112%

-----------------------------

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.

                                                          Phoenix Series Fund 53

--------------------------------------------------------------------------------
PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                                                                                CLASS A
                                           --------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             4/30/00                       YEAR ENDED OCTOBER 31,
                                           (UNAUDITED)        1999         1998          1997        1996         1995
                                           -----------        ----         ----          ----        ----         ----

Net asset value, beginning of period          $24.54         $13.72       $17.20        $16.84       $16.51       $13.33
INCOME FROM INVESTMENT OPERATIONS(3)
   Net investment income (loss)                (0.06)(2)      (0.08)(2)    (0.03)        (0.08)(2)    (0.13)(2)     0.06(2)
   Net realized and unrealized gain (loss)      9.81          10.90         0.04          2.95         2.64         4.21
                                               -----         ------        -----         -----        -----        -----
         TOTAL FROM INVESTMENT OPERATIONS       9.75          10.82         0.01          2.87         2.51         4.27
                                               -----         ------        -----         -----        -----        -----
LESS DISTRIBUTIONS
   Dividends from net investment income           --             --           --            --        (0.02)       (0.19)
   Dividends from net realized gains           (2.91)            --        (3.46)        (2.51)       (2.16)       (0.90)
   In excess of net realized gains                --             --        (0.03)           --           --           --
                                               -----         ------        -----         -----        -----        -----
     TOTAL DISTRIBUTIONS                       (2.91)            --        (3.49)        (2.51)       (2.18)       (1.09)
                                               -----         ------        -----         -----        -----        -----
Change in net asset value                       6.84          10.82        (3.48)         0.36         0.33         3.18
                                               -----         ------        -----         -----        -----        -----
NET ASSET VALUE, END OF PERIOD                $31.38         $24.54       $13.72        $17.20       $16.84       $16.51
                                              ======         ======       ======        ======       ======       ======
Total return(1)                                40.17%(6)      78.94%        0.38%        19.67%       17.43%       35.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $596,214       $378,427     $222,149      $246,002     $233,488     $180,288
RATIO TO AVERAGE NET ASSETS OF:

   Operating expenses                           1.10%(5)(7)    1.19%(4)     1.21%         1.20%        1.20%        1.29%
   Net investment income                       (0.38)%(5)     (0.41)%      (0.18)%       (0.53)%      (0.81)%       0.43%
Portfolio turnover                                82%(6)        167%         176%          518%         401%         331%


PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND
                                                                                CLASS B
                                              -----------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                               4/30/00                     YEAR ENDED OCTOBER 31,
                                             (UNAUDITED)       1999        1998           1997         1996        1995
                                             -----------       ----        ----           ----         ----        ----

Net asset value, beginning of period          $23.40         $13.18       $16.76        $16.57       $16.38       $13.31
INCOME FROM INVESTMENT OPERATIONS(3)
   Net investment income (loss)                (0.18)(2)      (0.22)(2)    (0.12)        (0.20)(2)    (0.25)(2)    (0.12)(2)
   Net realized and unrealized gain (loss)      9.35          10.44         0.03          2.90         2.60         4.26
                                              ------         ------        -----         -----        -----       -----
     TOTAL FROM INVESTMENT OPERATIONS           9.17          10.22        (0.09)         2.70         2.35         4.14
                                              ------         ------        -----         -----        -----        -----
LESS DISTRIBUTIONS
   Dividends from net investment income           --             --           --            --           --        (0.17)
   Dividends from net realized gains           (2.91)            --        (3.46)        (2.51)       (2.16)       (0.90)
   In excess of net realized gains                --             --        (0.03)           --           --           --
                                              ------         ------        -----         -----        -----        -----
     TOTAL DISTRIBUTIONS                       (2.91)            --        (3.49)        (2.51)       (2.16)       (1.07)
                                              ------         ------        -----         -----        -----        -----
Change in net asset value                       6.26          10.22        (3.58)         0.19        0.19          3.07
                                              ------         ------        -----         -----        -----        -----
NET ASSET VALUE, END OF PERIOD                $29.66         $23.40       $13.18        $16.76       $16.57       $16.38
                                              ======         ======       ======        ======       ======       ======
Total return(1)                                39.68%(6)      77.54%       (0.28)%       18.70%       16.52%       34.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $54,468        $27,334      $14,157       $13,611      $10,466       $2,393
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                           1.85%(5)(7)    1.94%(4)     1.96%         1.96%        1.95%        2.04%
   Net investment income (loss)                (1.13)%(5)     (1.16)%      (0.93)%       (1.28)%      (1.57)%      (0.83)%
Portfolio turnover                                82%(6)        167%         176%          518%         401%         331%


------------------------------

(1) Maximum sales load is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3)Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(4)The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.18% and 1.93% for Class A and Class B, respectively.
(5) Annualized.
(6) Not Annualized.
(7)The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


54  Phoenix Series Fund

--------------------------------------------------------------------------------

PHOENIX-ENGEMANN CAPITAL GROWTH FUND


                                                                                CLASS A
                                      --------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                                 4/30/00                  YEAR ENDED OCTOBER 31,
                                               (UNAUDITED)       1999         1998         1997         1996         1995
                                               -----------       ----         ----         ----         ----         ----

Net asset value, beginning of period             $29.61         $24.95       $27.83       $26.87       $24.92       $21.24
INCOME FROM INVESTMENT OPERATIONS(3)
   Net investment income (loss)                   (0.07)(2)      (0.06)(2)    (0.06)(2)     0.14(2)      0.20(2)      0.26
   Net realized and unrealized gain (loss)         5.38           7.06         2.73         5.62         3.63         4.53
                                                 ------         ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS              5.31           7.00         2.67         5.76         3.83         4.79
                                                 ------         ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income              --             --           --        (0.21)       (0.25)       (0.30)

   Dividends from net realized gains              (3.70)         (2.39)       (5.55)       (4.59)       (1.63)       (0.81)
                                                 ------         ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                          (3.70)         (2.39)       (5.55)       (4.80)       (1.88)       (1.11)
                                                 ------         ------       ------       ------       ------       ------
Capital contribution from Adviser                    --           0.05           --           --           --           --
                                                 ------         ------       ------       ------       ------       ------
Change in net asset value                          1.61           4.66        (2.88)        0.96         1.95         3.68
                                                  -----          -----        -----        -----        -----        -----
NET ASSET VALUE, END OF PERIOD                   $31.22         $29.61       $24.95       $27.83       $26.87       $24.92
                                                 ======         ======       ======       ======       ======       ======
Total return(1)                                    6.48%(7)      29.76%(4)    12.26%       24.81%       16.34%       23.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $3,130,195     $2,819,742   $2,434,217   $2,518,289   $2,347,471   $2,300,251
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.05%(5)(6)    1.07%(5)     1.08%        1.10%        1.17%        1.20%
   Net investment income (loss)                   (0.44)%(6)     (0.23)%      (0.22)%       0.53%        0.80%        0.92%
Portfolio turnover                                   42%(7)        100%         110%         196%         116%         109%


PHOENIX-ENGEMANN CAPITAL GROWTH FUND

                                                                                       CLASS B
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                                 4/30/00                       YEAR ENDED OCTOBER 31,
                                               (UNAUDITED)        1999         1998         1997         1996         1995
                                               -----------        ----         ----         ----         ----         ----
Net asset value, beginning of period             $28.68         $24.40       $27.51       $26.63       $24.74       $21.19
INCOME FROM INVESTMENT OPERATIONS(3)
   Net investment income (loss)                   (0.18)(2)      (0.26)(2)    (0.24)(2)    (0.06)(2)       --(2)        --
   Net realized and unrealized gain (loss)         5.21           6.88         2.68         5.57         3.61         4.60
                                                 ------         ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS              5.03           6.62         2.44         5.51         3.61         4.60
                                                 ------         ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income              --             --           --        (0.04)       (0.09)       (0.24)
   Dividends from net realized gains              (3.70)         (2.39)       (5.55)       (4.59)       (1.63)       (0.81)
                                                 ------         ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                          (3.70)         (2.39)       (5.55)       (4.63)       (1.72)       (1.05)
                                                 ------         ------       ------       ------       ------       ------
Capital contribution from Adviser                    --           0.05           --           --           --           --
                                                 ------         ------       ------       ------       ------       ------
Change in net asset value                          1.33           4.28        (3.11)        0.88         1.89         3.55
                                                 ------         ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                   $30.01         $28.68       $24.40       $27.51       $26.63       $24.74
                                                 ======         ======       ======       ======       ======       ======
Total return(1)                                    6.31%(7)      28.80%(4)    11.41%       23.89%       15.48%       23.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $111,389        $97,963      $76,060      $68,022      $45,326      $20,111
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.80%(5)(6)    1.82%(5)     1.83%        1.85%        1.93%        1.97%
   Net investment income (loss)                   (1.19)%(6)     (0.99)%      (0.97)%      (0.25)%       0.01%        0.01%
Portfolio turnover                                   42%(7)        100%         110%         196%         116%         109%

------------------------------

(1) Maximum sales load is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(4) Total return includes the effect of a capital contribution from the Adviser. Without this contribution total return would have been 29.54% and 28.58% for Class A and Class B Shares, respectively.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would not significantly differ.
(6) Annualized.
(7) Not Annualized.

                                                         Phoenix Series Fund 55

--------------------------------------------------------------------------------

PHOENIX-GOODWIN HIGH YIELD FUND

                                                                                      CLASS A
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                                4/30/00                         YEAR ENDED OCTOBER 31,
                                              (UNAUDITED)          1999          1998          1997         1996        1995
                                              -----------          ----          ----          ----         ----        ----


Net asset value, beginning of period             $7.53            $7.55         $9.09         $8.63        $8.17       $8.11
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.41             0.76          0.83          0.80         0.78        0.80
   Net realized and unrealized gain (loss)       (0.09)              --         (1.56)         0.46         0.46        0.04
                                                ------           ------        ------        ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             0.32             0.76         (0.73)         1.26         1.24        0.84
                                                ------           ------        ------        ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.37)           (0.78)        (0.81)        (0.80)       (0.78)      (0.78)
                                                ------           ------        ------        ------       ------      ------
     TOTAL DISTRIBUTIONS                         (0.37)           (0.78)        (0.81)        (0.80)       (0.78)      (0.78)
                                                ------           ------        ------        ------       ------      ------
Change in net asset value                        (0.05)           (0.02)        (1.54)         0.46         0.46        0.06
                                                ------           ------        ------        ------       ------      ------
NET ASSET VALUE, END OF PERIOD                   $7.48            $7.53         $7.55         $9.09        $8.63       $8.17
                                                 =====            =====         =====         =====        =====       =====
Total return(1)                                   4.26%(3)        10.16%        (8.97)%       15.03%       15.95%      11.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $372,054         $391,057      $427,659      $532,906     $501,265    $507,855
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.20%(2)(5)      1.16%(4)      1.12%         1.11%        1.17%       1.21%
   Net investment income                         10.67%(2)         9.71%         9.13%         8.76%        9.21%      10.01%
Portfolio turnover                                  39%(3)           73%          103%          167%         162%        147%



PHOENIX-GOODWIN HIGH YIELD FUND

                                                                                      CLASS B
                                          ------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                                4/30/00                        YEAR ENDED OCTOBER 31,
                                              (UNAUDITED)          1999          1998          1997         1996        1995
                                              -----------          ----          ----          ----         ----        ----
Net asset value, beginning of period             $7.51            $7.52         $9.07         $8.63        $8.19       $8.13
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.38             0.70          0.76          0.73         0.71        0.72
   Net realized and unrealized gain (loss)       (0.10)            0.01         (1.55)         0.46         0.45        0.07
                                                ------           ------        ------        ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             0.28             0.71         (0.79)         1.19         1.16        0.79
                                                ------           ------        ------        ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.35)           (0.72)        (0.76)        (0.75)       (0.72)      (0.73)
                                                ------           ------        ------        ------       ------      ------
     TOTAL DISTRIBUTIONS                         (0.35)           (0.72)        (0.76)        (0.75)       (0.72)      (0.73)
                                                ------           ------        ------        ------       ------      ------
Change in net asset value                        (0.07)           (0.01)        (1.55)         0.44         0.44        0.06
                                                ------           ------        ------        ------       ------      ------
NET ASSET VALUE, END OF PERIOD                   $7.44            $7.51         $7.52         $9.07        $8.63       $8.19
                                                 =====            =====         =====         =====        =====       =====
Total return(1)                                   3.74%(3)         9.37%        (9.61)%       14.18%       14.88%      10.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $52,324          $59,547       $61,026       $52,184      $25,595     $12,331
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.94%(2)(5)      1.91%(4)      1.88%         1.86%        1.92%       1.97%
   Net investment income (loss)                   9.92%(2)         8.94%         8.46%         8.00%        8.47%       9.18%
Portfolio turnover                                  39%(3)           73%          103%          167%         162%        147%

------------------------------

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.15% for Class A and the ratio would not significantly differ for Class B and Class C Shares.
(5) For the six months ended April 30, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.19% for Class A, 1.93% for Class B and 1.93% for Class C, respectively.

56  Phoenix Series Fund

--------------------------------------------------------------------------------

PHOENIX-GOODWIN HIGH YIELD FUND

                                                                                 CLASS C
                                                       ------------------------------------------------------------
                                                          SIX MONTHS                                    FROM
                                                            ENDED                                    INCEPTION
                                                           4/30/00            YEAR ENDED            2/27/98 TO
                                                         (UNAUDITED)           10/31/99               10/31/98
                                                         -----------           --------               --------

Net asset value, beginning of period                        $7.53                 $7.54                 $9.31
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                              0.39                  0.71                  0.50
   Net realized and unrealized gain (loss)                  (0.11)                   --                 (1.76)
                                                            -----                 -----                 -----
     TOTAL FROM INVESTMENT OPERATIONS                        0.28                  0.71                 (1.26)
                                                            -----                 -----                 -----
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.35)                (0.72)                (0.51)
                                                            -----                 -----                 -----
     TOTAL DISTRIBUTIONS                                    (0.35)                (0.72)                (0.51)
                                                            -----                 -----                 -----
Change in net asset value                                   (0.07)                (0.01)                 1.77)
                                                            -----                 -----                 -----
NET ASSET VALUE, END OF PERIOD                              $7.46                 $7.53                 $7.54
                                                            =====                 =====                 =====
Total return(1)                                              3.73%(3)              9.38%               (14.09)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $2,941                $3,052                $1,669
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                        1.94%(2)(5)           1.91%(4)              1.88%(2)
   Net investment income (loss)                             10.16%(2)              8.85%                 8.94%(2)
Portfolio turnover                                             39%(3)                73%                  103%


PHOENIX-GOODWIN MONEY MARKET FUND

                                                                                                CLASS A
                                              --------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED
                                                 4/30/00                         YEAR ENDED OCTOBER 31,
                                               (UNAUDITED)        1999          1998         1997          1996           1995
                                               -----------        ----          ----         ----          ----           ----

Net asset value, beginning of period                $1.00        $1.00         $1.00        $1.00         $1.00          $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     0.026        0.044         0.049        0.048         0.047          0.053
                                                   ------       ------        ------       ------        ------         ------
     TOTAL FROM INVESTMENT OPERATIONS               0.026        0.044         0.049        0.048         0.047          0.053
                                                   ------       ------        ------       ------        ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.026)      (0.044)       (0.049)      (0.048)       (0.047)        (0.053)
                                                   ------       ------        ------       ------        ------         ------
Change in net asset value                              --           --            --           --            --             --
                                                   ------       ------        ------       ------        ------         ------
NET ASSET VALUE, END OF PERIOD                      $1.00        $1.00         $1.00        $1.00         $1.00          $1.00
                                                   ======       ======        ======       ======        ======         ======

Total return                                         2.58%(3)     4.47%         5.00%        4.76%         4.67%          5.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $174,376     $205,066      $195,292     $188,695      $192,859       $193,534
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                0.75%(2)     0.77%(6)      0.73%        0.79%         0.84%          0.71%
   Net investment income                             5.14%(2)     4.41%         4.90%        4.76%         4.68%          5.31%

------------------------------


(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not Annualized.
(4) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.15% for Class A and would not significantly differ for Class B and Class C.
(5) For the six months ended April 30, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.15% for Class A, 1.93% for Class B and 1.93% for Class C, respectively.
(6) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


                                                       Phoenix Series Fund  57

--------------------------------------------------------------------------------

PHOENIX-GOODWIN MONEY MARKET FUND

                                                                                   CLASS B
                                         ----------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED
                                             4/30/00                       YEAR ENDED OCTOBER 31,
                                           (UNAUDITED)       1999          1998          1997         1996          1995
                                           -----------       ----          ----          ----         ----          ----
Net asset value, beginning of period          $1.00          $1.00         $1.00         $1.00        $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.022          0.036         0.041         0.040        0.039         0.046
                                             ------         ------        ------        ------       ------        ------
TOTAL FROM INVESTMENT OPERATIONS              0.022          0.036         0.041         0.040        0.039         0.046
                                             ------         ------        ------        ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.022)        (0.036)       (0.041)       (0.040)      (0.039)       (0.046)
                                             ------         ------        ------        ------       ------        ------
Change in net asset value                        --             --            --            --           --            --
                                             ------         ------        ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD                $1.00          $1.00         $1.00         $1.00        $1.00         $1.00
                                             ======         ======        ======        ======       ======        ======
Total return                                   2.20%(2)       3.69%         4.22%         4.02%        3.93%         4.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $21,479        $20,054       $19,978       $15,013      $10,223        $8,506
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                          1.50%(1)       1.52%(3)      1.48%         1.55%        1.59%         1.44%
   Net investment income                       4.40%(1)       3.66%         4.15%         4.02%        3.92%         4.62%


PHOENIX-GOODWIN MONEY MARKET FUND

                                                            CLASS C
                                               ---------------------------------
                                                 SIX MONTHS         FROM
                                                   ENDED          INCEPTION
                                                  4/30/00        10/12/99 TO
                                                (UNAUDITED)       10/31/99
                                                -----------       --------

Net asset value, beginning of period               $1.00          $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     0.021          0.003
                                                   ------         ------
     TOTAL FROM INVESTMENT OPERATIONS               0.021          0.003
                                                   ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.021)        (0.003)
                                                   ------         ------
Change in net asset value                              --             --
                                                   ------         ------
Net asset value, end of period                      $1.00          $1.00
                                                   ======         ======
Total return                                         2.08%(2)       0.19%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $1,377           $145
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.76%(1)       1.82%(1)(3)
   Net investment income                             4.31%(1)       3.95%(1)

------------------------------

(1) Annualized.
(2) Not Annualized.
(3) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

58  Phoenix Series Fund

--------------------------------------------------------------------------------

PHOENIX-OAKHURST BALANCED FUND

                                                                                   CLASS A
                                           -------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                               4/30/00                       YEAR ENDED OCTOBER 31,
                                             (UNAUDITED)          1999          1998            1997          1996         1995
                                             -----------          ----          ----            ----          ----         ----
Net asset value, beginning of period           $17.92            $16.29         $18.07         $17.56        $17.04       $15.23
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.23              0.40           0.42           0.48          0.48         0.52
   Net realized and unrealized gain (loss)       0.74              2.25           0.90           2.38          1.46         1.80
                                                -----             -----          -----          -----         -----        -----
     TOTAL FROM INVESTMENT OPERATIONS            0.97              2.65           1.32           2.86          1.94         2.32
                                                -----             -----          -----          -----         -----        -----
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.24)            (0.39)         (0.40)         (0.48)        (0.49)       (0.51)

   Dividends from net realized gains            (1.09)            (0.63)         (2.70)         (1.87)        (0.93)          --
                                                -----             -----          -----          -----         -----        -----
     TOTAL DISTRIBUTIONS                        (1.33)            (1.02)         (3.10)         (2.35)        (1.42)       (0.51)
                                                -----             -----          -----          -----         -----        -----
Change in net asset value                       (0.36)             1.63          (1.78)          0.51          0.52         1.81
                                                -----             -----          -----          -----         -----        -----
NET ASSET VALUE, END OF PERIOD                 $17.56            $17.92         $16.29         $18.07        $17.56       $17.04
                                               ======            ======         ======         ======        ======       ======
Total return(1)                                  5.51%(4)         16.73%          8.68%         18.04%        12.03%       15.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $1,495,957        $1,561,026     $1,548,475     $1,702,385    $1,897,306   $2,345,440
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            0.98%(2)(3)       0.97%(2)       0.97%          0.98%         1.01%        1.02%
   Net investment income                         2.50%(3)          2.19%          2.41%          2.65%         2.74%        3.27%
Portfolio turnover                                 26%(4)            57%           138%           206%          191%         197%


PHOENIX-OAKHURST BALANCED FUND

                                                                                     CLASS B
                                             -----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED
                                                4/30/00                    YEAR ENDED OCTOBER 31,
                                              (UNAUDITED)         1999          1998            1997          1996          1995
                                              -----------         ----          ----            ----          ----          ----
Net asset value, beginning of period           $17.85            $16.25         $18.04         $17.54       $17.01        $15.23
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.16              0.27           0.30           0.35         0.35          0.40
   Net realized and unrealized gain (loss)       0.74              2.24           0.90           2.37         1.47          1.80
                                                -----             -----          -----          -----         -----        -----
     TOTAL FROM INVESTMENT OPERATIONS            0.90              2.51           1.20           2.72         1.82          2.20
                                                -----             -----          -----          -----         -----        -----
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.18)            (0.28)         (0.29)         (0.35)       (0.36)        (0.42)
   Dividends from net realized gains            (1.09)            (0.63)         (2.70)         (1.87)       (0.93)           --
                                                -----             -----          -----          -----         -----        -----
     TOTAL DISTRIBUTIONS                        (1.27)            (0.91)         (2.99)         (2.22)       (1.29)        (0.42)
                                                -----             -----          -----          -----         -----        -----
Change in net asset value                       (0.37)             1.60          (1.79)          0.50         0.53          1.78
                                                -----             -----          -----          -----         -----        -----
NET ASSET VALUE, END OF PERIOD                 $17.48            $17.85         $16.25         $18.04       $17.54        $17.01
                                               ======            ======         ======         ======       ======        ======
Total return(1)                                  5.12%(4)         15.84%          7.91%         17.13%       11.24%        14.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $37,242           $38,613        $32,988        $30,216      $26,209       $16,971
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            1.73%(2)(3)       1.72%(2)       1.72%          1.73%        1.76%         1.78%
   Net investment income                         1.76%(3)          1.45%          1.66%          1.90%        1.96%         2.46%
Portfolio turnover                                 26%(4)            57%           138%           206%         191%          197%

------------------------------

(1) Maximum sales load is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.
(4) Not annualized.

                                                      Phoenix Series Fund  59

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION

The funds have filed a Statement of Additional Information about the funds, dated November 30, 2000 with the Securities and Exchange Commission. The Statement contains more detailed information about the funds. It is incorporated into this prospectus by reference and is legally part of the prospectus. You may obtain a free copy of the Statement:


> by writing to Phoenix Equity Planning Corporation, 56 Prospect Street, P.O. Box 150480, Hartford, Connecticut 06115-0480 or


>        by calling (800) 243-4361.

You may also obtain information about the funds from the Securities and Exchange
Commission:

>        through its internet site (http://www.sec.gov),

>        by visiting its Public Reference Room in Washington, DC,

> by writing to its Public Reference Section, Washington, DC 20549-0102 (a fee may be charged), or

>        by electronic request at publicinfo@sec.gov (a fee may be charged).

Information about the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


SHAREHOLDER REPORTS
The funds semiannually mail to shareholders detailed reports containing information about each fund's investments. The funds' Annual Report contains a detailed discussion of the market conditions and investment strategies that significantly affected the funds' performance from November 1 through October
31. You may request a free copy of the funds' Annual and Semiannual Reports:


> by writing to Phoenix Equity Planning Corporation, 56 Prospect Street, P.O. Box 150480, Hartford, Connecticut 06115-0480 or


>        by calling (800) 243-4361.

                        CUSTOMER SERVICE: (800) 243-1574
                            MARKETING: (800) 243-4361
                        TELEPHONE ORDERS: (800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY): (800) 243-1926



SEC File Nos. 2-14069 and 811-810               [LOGO] Printed on recycled paper using soybean ink

60  Phoenix Series Fund

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200


[LOGO] PHOENIX
       INVESTMENT PARTNERS




For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com




PXP 393 (11/00)

                      PHOENIX-DUFF & PHELPS CORE BOND FUND
                     PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND
                      PHOENIX-ENGEMANN CAPITAL GROWTH FUND
                         PHOENIX-GOODWIN HIGH YIELD FUND
                        PHOENIX-GOODWIN MONEY MARKET FUND
                         PHOENIX-OAKHURST BALANCED FUND

                                101 Munson Street
                         Greenfield, Massachusetts 01301

                       STATEMENT OF ADDITIONAL INFORMATION
                                November 30, 2000

   This Statement of Additional Information is not the Prospectus but expands upon and supplements the information contained in the current Prospectus of Phoenix Series Fund (the "Trust"), dated November 30, 2000 and should be read in conjunction with it. The Trust's Prospectus may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-4361, or by writing to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

                                TABLE OF CONTENTS

                                                                            PAGE

The Trust..................................................................   1
Investment Restrictions....................................................   1
Investment Techniques and Risks............................................   2
Performance Information....................................................   9
Performance Comparisons....................................................  10
Portfolio Turnover.........................................................  11
Portfolio Transactions and Brokerage.......................................  11
Services of the Advisers...................................................  12
Net Asset Value............................................................  13
How to Buy Shares..........................................................  14
Alternative Purchase Arrangements..........................................  14
   Purchases of Shares of the Money Market Fund............................  15
Investor Account Services..................................................  17
How to Redeem Shares.......................................................  19
Tax-Sheltered Retirement Plans.............................................  20
Dividends, Distributions And Taxes.........................................  21
The Distributor............................................................  22
Distribution Plans.........................................................  24
Management of the Trust....................................................  24
Additional Information.....................................................  33



                        Customer Service: (800) 243-1574
                        Sales Information: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                  Telecommunication Device TTY: (800) 243-1926



PXP427B (11/00)

                                    THE TRUST

   Phoenix Series Fund (the "Trust") is a diversified open-end management investment company that was organized under Massachusetts law in 1958 as a business trust, and was reorganized as a Delaware business trust in November 2000. The trust presently comprises six series: the Phoenix-Duff & Phelps Core Bond Fund (the "Bond Fund") (formerly, the U.S. Government Securities Fund), Phoenix-Engemann Aggressive Growth Fund (the "Aggressive Growth Fund"); Phoenix-Engemann Capital Growth Fund (the "Growth Fund"); Phoenix-Goodwin High Yield Fund (the "High Yield Fund"); Phoenix-Goodwin Money Market Fund (the "Money Market Fund"); and Phoenix-Oakhurst Balanced Fund (the "Balanced Fund"); each a "Fund" and, collectively, the "Funds."


    The Trust's prospectus describes the investment objectives of each of the Funds and the strategies that each of the Funds will employ in seeking to achieve its investment objective. Each Fund's investment objective is a fundamental policy of that Fund and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. The following discussion supplements the disclosure in the Prospectus.


                             INVESTMENT RESTRICTIONS


    The following investment restrictions have been adopted by the Trust with respect to each Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.


    The Fund may not:

    (1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.


    (2) Purchase securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities), except that the Money Market Fund may invest more than 25% of its assets in instruments issued by domestic banks.


     (3) Borrow money, except (i) in amounts not to exceed one third of the value of the Fund's total assets (including the amount borrowed) from banks, and
(ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

    (4) Issue "senior securities" in contravention of the 1940 Act. Activities permitted by a SEC exemptive orders or staff interpretations shall not be deemed to be prohibited by this restriction.

    (5) Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

    (6) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

    (7) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

    (8) Make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

    If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

                         INVESTMENT TECHNIQUES AND RISKS

   The Funds may utilize the following practices or techniques in pursuing their investment obligations.

BORROWING

   The Fund may from time to time increase the ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interest and investing the borrowed funds.

   Interest on money borrowed will be an expense of the Fund with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of such Fund is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

   Borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Fund with respect to which the borrowing has been made.

   Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net asset value of a Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the monies borrowed) to the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case.

DEFERRED COUPON DEBT SECURITIES

   The High Yield Fund may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity ("deferred coupon" obligations). Because the deferred coupon bonds do not make interest payments for a certain period of time, they are purchased by the Fund at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. Therefore, there is a risk that the value of the Fund shares may decline more as a result of an increase in interest rates than would be the case if the Fund did not invest in deferred coupon bonds.

FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS

   The Funds, except the Money Market Fund, may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges, long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in a Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which a Fund may wish to purchase in the future by purchasing futures contracts.

   A Fund may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

   In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by a Fund upon the purchase or sale of a financial futures contract. Initially, a Fund will be required to deposit in a pledged account with its custodian cash, U.S. Government obligations or fully paid marginable securities. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

   The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

   Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

   A Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.

   LIMITATIONS ON FUTURES CONTRACTS AND RELATED OPTIONS. A Fund may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. At the time of purchase of a futures contract or a call option on a futures contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be deposited in a pledged account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

   The extent to which a Fund may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company. See "Dividends, Distributions and Taxes."

   RISKS RELATING TO FUTURES CONTRACTS AND RELATED OPTIONS. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements a Fund would continue to be required to make daily margin payments. In this situation, if a Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities to meet its margin obligations at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on a Fund's ability to hedge its portfolio effectively.

   There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also limit a hedger's opportunity to benefit fully from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a Fund to incur additional brokerage commissions and may cause an increase in a Fund's portfolio turnover rate.

   The successful use of futures contracts and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements, interest rates and other market factors within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. Options and futures may also fail as a hedging technique in cases where the movements of the securities underlying the options and futures do not follow the price movements of the hedged portfolio securities. As a result, a Fund's total return for the period may be less than if it had not engaged in the hedging transaction. The loss from investing in futures transactions is potentially unlimited.

   Utilization of futures contracts by a Fund involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, a Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if a Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, a Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

   The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions because such action would reduce the liquidity of the futures market. In addition, from the point of view of speculators, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

   Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

FOREIGN SECURITIES

   The Funds, except the Money Market Fund may purchase foreign securities, including those issued by foreign branches of U.S. banks. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under foreign securities markets, the impact of political, social or diplomatic developments, difficulties in invoking legal process abroad and the difficulty of assessing economic trends in foreign countries.

   The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust's foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

   YANKEE BONDS. The Bond Fund may invest in Yankee Bonds. Yankee Bonds are issued in the United States by foreign governments or companies. Since they are dollar-denominated, they are not affected by variations in currency exchange rates. Yankee Bonds are influenced primarily by interest rate levels in the United States, and by the financial condition of the issuer. Because the issuers are foreign, the issuers may be subject to levels of risk that differ from the domestic bond market.

ILLIQUID SECURITIES

   The Fund may invest in securities that are not liquid. The Funds consider investments that the adviser is not likely to be able to sell within seven days as not liquid. These securities can include repurchase agreements with maturities of more than seven days and private placements. Repurchase agreements are contracts under which the fund will buy securities and simultaneously agree to resell them at a later date for an agreed, higher price. Private placements are securities that are not sold to investors through a public offering but instead are sold in direct, private transactions. Illiquid securities may have a lower value than comparable securities that have active markets for resale, and they can lose their value more quickly under unfavorable conditions.

LENDING PORTFOLIO SECURITIES

   In order to increase its return on investments, the Trust may make loans of the portfolio securities of any Fund. Loans of portfolio securities will always be fully collateralized at no less than 100% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.

LOAN PARTICIPATIONS

   The High Yield Fund may invest in loan participations. A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of the borrower's principal and interest payments. Loan participations of the type in which the Fund may invest include interests in both secured and unsecured corporate loans. In the event that a corporate borrower failed to pay its scheduled interest or principal payments on participations held by the Fund, the market value of the affected participation would decline, resulting in a loss of value of such investment to the Fund. Accordingly, such participations are speculative and may result in the income level and net assets of the Fund being reduced. Moreover, loan participation agreements generally limit the right of a participant to resell its interest in the loan to a third party and, as a result, loan participations will be deemed by the Trust to be illiquid investments.

MONEY MARKET INSTRUMENTS

   Certain money market instruments used extensively by the Money Market Fund, and to a lesser extent by the other Funds, are described below.

   REPURCHASE AGREEMENTS. Repurchase Agreements are agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act of 1940, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.

   A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Trust maintained in a central depository of book-entry system or by physical delivery of the securities to the Trust's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

   Even though repurchase transactions usually do not impose market risks on the purchasing Fund, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Fund might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

   CERTIFICATES OF DEPOSIT. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

   TIME DEPOSITS. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

   BANKERS' ACCEPTANCES. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

   COMMERCIAL PAPER. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

   CORPORATE DEBT SECURITIES. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

   U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years.

   Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

MORTGAGE-BACKED SECURITIES

   Securities issued by Government National Mortgage Association ("GNMA") are, and securities issued by Federal National Mortgage Association ("FNMA") include, mortgage-backed securities representing part ownership of a pool of mortgage loans.

   In the case of GNMA, the mortgages are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veteran's Administration. In the case of FNMA, the mortgages are not insured by an agency of the U.S. Government.

   The prices of mortgage-backed securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Mortgage-backed securities issued by GNMA and FNMA currently offer yields which are higher than those available on other securities of the U.S. Government and its agencies and instrumentalities, but may be less effective than these other securities as a means of "locking in" attractive long-term interest rates. This is a result of the need to reinvest prepayment of principal and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. As a result, these securities have less potential for capital appreciation during periods of declining interest rates than other investments of comparable risk of decline in value during periods of rising rates.

OPTIONS

   The Funds, except the Money Market Fund, may write covered call options and purchase call and put options. Options and the related risks are summarized below.

   WRITING AND PURCHASING OPTIONS. The exercise price of a call option written by a Fund may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written. Call options written by a Fund normally will have expiration dates between three and nine months from the date written. During the option period a Fund may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Fund to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as the Fund effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the Fund has received an exercise notice.

   A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

   Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/Silver Index. A Fund may write call options and purchase call and put options on any other indices traded on a recognized exchange.

   Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by a Fund, to prevent an underlying security from being called, or to enable a Fund to write another call option with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by a Fund expires unexercised, a Fund will realize a gain in the amount of the premium on the option less the commission paid.

   The option activities of a Fund may increase its portfolio turnover rate and the amount of brokerage commissions paid. A Fund will pay a commission each time it purchases or sells a security in connection with the exercise of an option. These commissions may be higher than those which would apply to purchases and sales of securities directly.

   LIMITATIONS ON OPTIONS. A Fund may write call options only if they are covered and if they remain covered so long as a Fund is obligated as a writer. If a Fund writes a call option on an individual security, a Fund will own the underlying security at all times during the option period. A Fund will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by a Fund will be "covered" by identifying the specific portfolio securities being hedged.

   To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by a Fund, a Fund will be required to deposit qualified securities. A "qualified security" is a security against which a Fund has not written a call option and which has not been hedged by a Fund by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will deposit an amount of cash or liquid assets equal in value to the difference. In addition, when a Fund writes a call on an index which is "in-the-money" at the time the call is written, a Fund will segregate with its custodian bank cash or liquid assets equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount segregated may be applied to a Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

   A Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid.

   In connection with a Fund qualifying as a regulated investment company under the Internal Revenue Code, other restrictions on a Fund's ability to enter into option transactions may apply from time to time. See "Dividends, Distributions and Taxes."

   RISKS RELATING TO OPTIONS. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

   The risk of purchasing a call option or a put option is that a Fund may lose the premium it paid plus transaction costs. If a Fund does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

   An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Fund will write and purchase options only when the Adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that a Fund if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

   Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.

   Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser believes that the position limits established by the exchanges will not have any adverse impact upon a Fund or all of the Funds, in the aggregate.

   RISKS OF OPTIONS ON INDICES. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by a Fund of options on indices will be subject to the Adviser's ability to correctly predict movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

   Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Fund would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to a Fund. However, it is the Trust's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

   Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, a Fund will write call options on indices only subject to the limitations described above.

   Price movements in securities in a Fund's portfolio will not correlate perfectly with movements in the level of the index and, therefore, a Fund bears the risk that the price of the securities held by the Fund may not increase as much as the level of the index. In this event, the Fund would bear a loss on the call which would not be completely offset by movements in the prices of a Fund's portfolio securities. It is also possible that the index may rise when the value of a Fund's portfolio securities does not. If this occurred, the Fund would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.

   Unless a Fund has other liquid assets which are sufficient to satisfy the exercise of a call on an index, a Fund will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Fund fails to anticipate an exercise, it may have to borrow from a bank (in an amount not exceeding 10% of a Fund's total assets) pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

   When a Fund has written a call on an index, there is also a risk that the market may decline between the time a Fund has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time a Fund is able to sell securities in its portfolio. As with options on portfolio securities, a Fund will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where a Fund would be able to deliver the underlying security in settlement, a Fund may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

   If a Fund exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" a Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

RESTRICTED SECURITIES

   The High Yield Fund may purchase securities which cannot be sold in the public market without first being registered with the Securities and Exchange Commission ("SEC") provided that the Adviser has determined that such securities meet prescribed standards for being considered as "liquid" securities. Liquid restricted securities may offer higher yields than comparable publicly traded securities. Such securities ordinarily can be sold by the Trust in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under governing law. Private sales of such securities may involve significant delays and expense. Private sales often require negotiation with one or more purchasers and may produce less favorable prices than the sale of similar unrestricted securities. Public sales of previously restricted securities generally involve the time and expense of the preparation and processing of a registration statement (and the possible decline in value of the securities during such period) and may involve the payment of underwriting commissions. In some instances, the Trust may have to bear certain costs of registration in order to sell such shares publicly.

SWAP AGREEMENTS

   All funds, except the Core Bond and Money Market Funds, may enter into interest rate, index and currency exchange rate swap agreements, and the High Yield Fund may also enter into credit default and total return swap agreements, for hedging purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to avoid leveraging of the fund's portfolio.


   Because swap agreements are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

   Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act of 1940 (the "1940 Act"), commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

                             PERFORMANCE INFORMATION

   Performance information for each Fund (and Class of a Fund) may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as yield and effective yield of the Money Market Fund, as yield of the other Funds offered, or any Class of such Fund, and as total return of any Fund or Class thereof.

   The current yield for the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions for expenses during the period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Fund (and each Class of such Fund) assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

   Effective Yield = [(Base Period Return) + 1) (365/7)] -1

   For the 7-day period ending October 31, 1999, the yield of the Money Market Fund was 4.75% for Class A Shares, 3.97% for Class B Shares and 3.75% for Class C Shares. For the same period, the effective yield of this Fund was 4.85% for Class A Shares, 4.05% for Class B Shares and 3.82% for Class C Shares.

   Quotations of yield for the High Yield, Bond and Balanced Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses (including pro rata Trust expenses and expenses applicable to each particular Fund or Class of a Fund) accrued during the period ("net investment income"), and are computed by dividing net investment income by the value of a share of the Fund or Class on the last day of the period, according to the following formula:

   YIELD = 2[(a-b)+ 1)6 -1]
              ---

   where a = dividends and interest earned during the period by the Fund, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

    For the 30-day period ended October 31, 1999, the yields for the Balanced Fund were 2.51% for Class A Shares and 1.91% for Class B Shares. For the 30-day period ended October 31, 1999, the yields for the Bond Fund were 5.79% for Class A Shares and 5.32% for Class B Shares. For the 30-day period ended October 31, 1999, the yields for the High Yield Fund were 9.49% for Class A Shares, 9.19% for Class B Shares and 9.18% for Class C Shares.

   Total return is a measure of the change in value of an investment in a Fund, or Class thereof, over the period covered. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund or a Class of a Fund; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares of a class owned at the end of the period by the net asset value on the last trading day of the period; (3) assuming maximum sales charge deducted and reinvestment of all dividends at net asset value and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or the time period during which the registration statement including the Fund was in effect if a Fund has not been in existence for at least ten years.

   The manner in which total return will be calculated for public use is described above. The following table illustrates the total return for each Fund for the periods ended October 31, 1999.

                                        AVERAGE ANNUAL TOTAL RETURN AS OF OCTOBER 31, 1999

                                                                                         PERIODS ENDED
                                                                  ------------------------------------------------------------
                                                                                                           10 YEAR OR
                  FUND                                                1 YEAR           5 YEAR          SINCE INCEPTION(1)
----------------------------------------                              ------           ------          ------------------
Aggressive Growth Class A(2)                                          68.65%            26.31%               16.96%
Aggressive Growth Class B                                             73.54%            26.86%               25.65%
Balanced Class A(2)                                                   10.02%            12.80%               13.70%
Balanced Class B                                                      11.84%            13.31%               12.58%
Bond Class A                                                          (6.63)%            5.41%                6.21%
Bond Class B                                                          (6.45)%            5.63%                4.22%
Bond Class C                                                           N/A                N/A                (0.47)%
Growth Class A(2)                                                     22.30%            19.82%               14.58%
Growth Class B                                                        24.80%            20.36%               19.88%
High Yield Class A                                                     4.93%             7.21%                8.95%
High Yield Class B                                                     5.39%             7.45%                5.02%
High Yield Class C                                                     9.38%              N/A                (3.65)%

(1) Since inception, July 15, 1994 for Class B Balanced and Growth;
    July 21, 1994 for Class B Aggressive Growth; February 16, 1994 for Class B High Yield; February 24, 1994 for Class B Bond; February 27, 1998 for Class C High Yield and October 12, 1999 for Class C Bond.

(2) Class A Share performance has been restated to reflect the deduction of the current maximum sales charge.

NOTE: Average annual total return assumes a hypothetical initial payment of $1,000. At the end of each period, a total redemption is assumed. The ending redeemable value is divided by the original investment to calculate total return.

   Performance information for any Fund or Class reflects only the performance of a hypothetical investment in the Fund or Class during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Fund, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                             PERFORMANCE COMPARISONS

   Each Fund or Class of a Fund may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and rating services such as Morningstar, Inc. Additionally, a Fund or Class of a Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poors The Outlook, and Personal Investor. A Fund may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Fund or the Class of a Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index
(EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index. The S&P 500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange and traded over the NASDAQ National Market System.

   Advertisements, sales literature, and other communications may contain information about the Adviser's current investment strategies and management style. Current strategies and style may change to allow the Trust to respond quickly to changing market and economic conditions. From time to time the Trust may include specific portfolio holdings or industries. To illustrate components of overall performance, the Trust may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of the Trust's portfolio; or compare the Trust's equity or bond return figure to well-known indices of market performance, including but not limited to: the S&P 500 Index, Dow

Jones Industrial Average, Russell 2000 Growth Index, Salomon Brothers 90-Day Treasury Bill Index, CS First Boston High Yield Index and Salomon Brothers Corporate Bond and Government Bond Indices.

                               PORTFOLIO TURNOVER

   Each Fund has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Funds' securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Fund's shares and by requirements which enable the Trust to receive certain favorable tax treatment (see "Taxes"). Historical portfolio turnover rates for all Funds except the Money Market Fund (which for this purpose does not calculate a portfolio turnover rate) can be found under the heading "Financial Highlights" in the Trust's prospectus.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

   In effecting portfolio transactions for the Trust, the Adviser and/or Subadviser (throughout this section, the "Adviser") adheres to the Trust's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The Adviser may cause the Trust to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or that any offset of direct expenses of a Fund yields the best net price. As provided in
Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Trust or to the Adviser are considered to be in addition to and not in lieu of services required to be performed by the Adviser under its contract with the Trust and may benefit both the Trust and other clients of the Adviser. Conversely, brokerage and research services provided by brokers to other clients of the Adviser may benefit the Trust.

   If the securities in which a particular Fund of the Trust invests are traded primarily in the over-the-counter market, where possible the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes. In addition, transactions effected on foreign securities exchanges which do not permit the negotiation of brokerage commissions and where the Adviser would, under the circumstances, seek to obtain best price and execution on orders for the Trust.

   The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Trust (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid by the Trust. Some portfolio transactions are, subject to the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Trust.

   The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the Adviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Trust. No advisory account of the Adviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs shared pro rata based on the Trust's participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.

   The Adviser may use its broker/dealer affiliates, or other firms that sell shares of the Funds, to buy and sell securities for the Funds, provided they have the execution capability and that their commission rates are comparable to those of other unaffiliated broker/dealers. Directors of PXP Securities Corp. or its affiliates receive indirect benefits from the Funds as a result of its usual and customary brokerage commissions that PXP Securities Corp. may receive for acting as broker to the Funds in the purchase and sale of portfolio securities. The investment advisory agreement does not provide for a reduction of the advisory fee by any portion of the brokerage fees generated by portfolio transactions of the Funds that PXP Securities Corp. may receive.

   For the fiscal years ended October 31, 1997, 1998 and 1999, brokerage commission paid by the Trust on portfolio transactions totaled $13,168,358, $6,306,652 and $5,908,949, respectively. In the fiscal years ended October 31, 1997, 1998 and 1999, W. S. Griffith & Co., Inc., a broker-dealer subsidiary of Phoenix Home Life, received $225,829, $34,040 and $157,635 in fund-related commissions attributed to a clearing arrangement with an unaffiliated broker dealer. For the fiscal year ended October 31, 1999, the amount paid to W. S. Griffith was 2.66% of total brokerage commissions paid by the Trust and was paid on transactions amounting to 2.72% of the aggregate dollar amount of transactions involving the payment of commissions. Brokerage commissions of $2,553,043 paid during the fiscal year ended October 31, 1999, were paid on portfolio transactions aggregating $2,698,498,313 executed by brokers who provided research and other statistical information.

                            SERVICES OF THE ADVISERS

   The investment adviser to the Bond Fund is Duff & Phelps Investment Management Co. ("Duff & Phelps"), which is located at 55 East Monroe Street, Chicago, Illinois 60603. The investment adviser to each of the other funds is Phoenix Investment Counsel, Inc. ("PIC" or "Adviser"), which is located at 56 Prospect Street, Hartford, Connecticut 06115-0480.


   All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut is a majority shareholder of PXP. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut, 06115-2520. Equity Planning, a mutual fund distributor, acts as the national distributor of the Fund's shares and as Financial Agent of the Fund. The principal office of Equity Planning is located at 56 Prospect Street, Hartford, Connecticut 06115-0480.

   PXP is a publicly-traded independent registered investment advisory firm and has served investors for over 70 years. As of December 31, 1999 PXP had approximately $64 billion in assets under management through its investment partners: Aberdeen Fund Managers, Inc. (Aberdeen) in Aberdeen, London, Singapore and Fort Lauderdale; Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago; Roger Engemann & Associates, Inc. (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco; Phoenix/Zweig Advisers LLC (Zweig) in New York; and Phoenix Investment Counsel, Inc. (Goodwin, Hollister, and Oakhurst divisions) in Hartford, CT, Sarasota, FL and Scotts Valley, CA, respectively.


   PIC also acts as the investment adviser for 14 fund companies totaling 37 mutual funds, as subadviser to two fund companies totaling three mutual funds, and as adviser to institutional clients. PIC has acted as an investment adviser for over sixty years. PIC was originally organized in 1932 as John P. Chase, Inc. As of December 31, 1999, PIC had approximately $25.7 billion in assets under management. Philip R. McLoughlin, a Trustee and officer of the Fund, is a director of PIC. All other executive officers of the Fund are officers of PIC.

   Duff & Phelps also acts as investment adviser to eight other mutual funds and as adviser to institutional clients. As of December 31, 1999, Duff & Phelps had approximately $14.7 billion in assets under management on a discretionary basis. Duff & Phelps is a subsidiary of PXP.


   Roger Engemann & Associates, Inc. ("Engemann") is the investment subadviser to the Aggressive Growth Fund and Capital Growth Fund and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as adviser to five mutual funds, as subadviser to five mutual funds and acts as investment adviser to institutions and individuals. As of December 31, 1999, Engemann had $10.9 billion in assets under management. Engemann has been an investment adviser since 1969.


   All costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Trust are borne by the Trust. Each Fund pays expenses incurred in its own operation and also pays a portion of the Trust's general administration expenses allocated on the basis of the asset size of the respective Fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more fairly made. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Trust and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not fulltime employees of the Adviser or any of its affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by Equity Planning under its agreement with the Trust), expenses of printing and mailing stock certificates representing shares of the Trust, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Trust will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

   The investment advisory agreement provides that the Adviser shall not be liable to the Trust or to any shareholder of the Trust for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder of the Trust in connection with the matters to which the investment advisory agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Adviser in the performance of its duties thereunder.

   As full compensation for the services and facilities furnished to the Trust, the Adviser is entitled to a fee, payable monthly, as described in the Prospectus. There is no assurance that the Trust will reach net asset levels high enough to realize reductions in the rates of the advisory fees.

   The agreement continues in force from year to year for all Funds, provided that, with respect to each Fund, the agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Funds. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Trust or by the Adviser, on sixty (60) days written notice. The investment advisory agreement provides that upon termination of the agreement, or at the request of the Adviser, the Trust will eliminate all reference to Phoenix from its name, and will not thereafter transact business in a name using the word Phoenix.

   For services to the Trust during the fiscal years ended October 31, 1997, 1998 and 1999, the Adviser received fees of $33,051,667, $33,577,315 and
$34,561,814, respectively, under the investment advisory agreements in effect. Of these totals, the Adviser received fees from each Fund as follows:

                                                          1997                     1998                      1999
                                                      ----------                ----------                ----------
Aggressive Growth Fund                                $1,735,384                $1,847,122                $2,312,441
Balanced Fund                                          9,489,765                 8,930,936                 8,742,404
Bond Fund                                                885,257                   833,864                   796,046
Growth Fund                                           16,439,785                17,237,170                18,467,284
High Yield Fund                                        3,713,370                 3,942,021                 3,333,625
Money Market Fund                                        788,106                   786,202                   910,014


   The Trust, its Adviser and Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the Investment Company Act of 1940. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Funds, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which a Fund has a pending order.


                                 NET ASSET VALUE

   The net asset value per share of each Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Trust does not price securities on weekends or United States national holidays, the net asset value of a Fund's foreign assets may be significantly affected on days when the investor has no access to the Trust. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

   A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

MONEY MARKET FUND

   The assets of the Money Market Fund are valued on the basis of amortized cost absent extraordinary or unusual market conditions. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter the value of a security is increased or decreased incrementally each day so that at maturity any purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the Money Market Fund securities may at times be more or less than their market value. By using amortized cost valuation, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

   The yield on a shareholder's investment may be more or less than that which would be recognized if the Fund's net asset value per share was not constant and was permitted to fluctuate with the market value of the Fund's portfolio securities. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The deviation is monitored periodically by comparing the Fund's net asset value per share as determined by using available market quotations with its net asset value per share as determined through the use of the amortized cost method of valuation. The Adviser makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of l%, the Trustees will consider what action, if any, should be initiated to provide fair valuation of the Fund's portfolio securities and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations. Furthermore, the assets of the Fund will not be invested in any security with a maturity of greater than 397 days, and the average weighted maturity of its portfolio will not exceed 90 days. Portfolio investments will be limited to U.S. dollar-denominated securities which present minimal credit risks and are of high quality as determined either by a major rating service or, if not rated, by the Trustees.

                                HOW TO BUY SHARES

   The minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by the Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. Completed applications for the purchase of shares should be mailed to: Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

   The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

                        ALTERNATIVE PURCHASE ARRANGEMENTS

   Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which (except Class A Shares of the Money Market Fund), at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the New York Stock Exchange are confirmed at the offering price effective at that time, provided the order is received by the Authorized Agent prior to its close of business.

   The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution and services fees and contingent deferred sales charges on Class B or Class C Shares would be less than the initial sales charge and accumulated distribution and services fees on Class A Shares purchased at the same time. Note, only the Aggressive Growth Fund, Bond Fund, High Yield Fund and Money Market Fund offer Class C Shares.

   Dividends paid by the Fund, if any, with respect to each Class of Shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and services fees and any incremental transfer agency costs relating to each Class of Shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."

CLASS A SHARES
   Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. Class A Shares are subject to an ongoing distribution and services fees at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.

CLASS B SHARES

   Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions.

   Class B Shares are subject to an ongoing distribution and services fee at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and services fee paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted, in the circumstances and subject to the qualifications described in the Funds' Prospectus. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.

   Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and services fee. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

   For purposes of conversion to Class A Shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Fund account will be considered to be held in a separate subaccount. Each time any Class B Shares in the shareholder's Fund account (other than those in the subaccount) convert to Class A, an equal pro rata portion of the Class B Share dividends in the subaccount will also convert to Class A Shares.


CLASS C SHARES--AGGRESSIVE GROWTH FUND (EFFECTIVE JANUARY 2, 2001), BOND FUND, HIGH YIELD FUND AND MONEY MARKET FUND ONLY


   Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to an ongoing distribution and services fee at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to Class C Shares.

PURCHASES OF SHARES OF THE MONEY MARKET FUND

   The minimum initial investment and the minimum subsequent investment for the purchase of shares of the Money Market Fund are set forth in the Prospectus. Shares of the Money Market Fund are sold through registered representatives of Equity Planning or through brokers or dealers with whom Equity Planning has sales agreements. (See "Distribution Plans"). Initial purchases of shares may also be made by mail by completing an application and mailing it directly to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. Subsequent purchases should be sent to State Street Bank and Trust Company. An investment is accepted when funds are credited to the purchaser. Investments are credited not later than the second business day after receipt by the Trust of checks drawn on U.S. banks payable in U.S. funds. Shares purchased begin earning dividends the day after funds are credited. Certified checks are not necessary.

CLASS A SHARES--REDUCED INITIAL SALES CHARGES

   Investors choosing Class A Shares may be entitled to pay reduced sales charges. The ways in which sales charges may be avoided or reduced are described below.

   QUALIFIED PURCHASERS. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) trustee, director or officer of the Phoenix Funds, the Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates; (2) any director or officer, or any full-time employee or sales representative (for at least 90 days), of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements;
(4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (3) or (5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Distributor and/or their corporate affiliates; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees; (10) any person with a direct rollover transfer of shares from an established Phoenix Fund, Phoenix-Engemann Fund or Phoenix-Seneca Fund qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds, Phoenix-Engemann Fund or Phoenix-Seneca Fund if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid;
(16) any deferred compensation plan established for the benefit of any Phoenix Fund, Phoenix-Engemann Fund or Phoenix-Seneca Fund trustee or director; provided that sales to persons listed in (1) through (15) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (17) purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; (19) 401(k) participants in the Merrill Lynch Daily K Plan (the "Plan") if the Plan has at least $3 million in assets or 500 or more eligible employees; or (20) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of the investors described in (17) through (20) may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

   COMBINATION PURCHASE PRIVILEGE. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than the Money Market Fund and Phoenix-Zweig Government Cash Fund Class A Shares), if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

   An "Affiliated Phoenix Fund" means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Funds.

   LETTER OF INTENT. If you sign a Letter of Intent, your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than the Money Market Fund and Phoenix-Zweig Government Cash Fund Class A Shares), if made by the same person within a thirteen-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually nonbinding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A Shares before Class C or Class B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.

   RIGHT OF ACCUMULATION. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.

   ASSOCIATIONS. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must:
(1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

CLASS B AND CLASS C SHARES--WAIVER OF SALES CHARGES

    The CDSC is waived on the redemption (sale) of Class B and Class C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7);
(c) as a mandatory distribution upon reaching age 70 1/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) from the Merrill Lynch Daily K Plan ("Plan") invested in Class B Shares, on which such shares the Distributor has not paid the dealer the Class B sales commission; (f) based on the exercise of exchange privileges among Class B and Class C Shares of this or any other Affiliated Phoenix Fund; (g) based on any direct rollover transfer of shares from an established Affiliated Phoenix Fund qualified plan into an Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (h) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed.

CONVERSION FEATURE--CLASS B SHARES

   Class B Shares will automatically convert to Class A Shares of the same Fund eight years after they are bought. Conversion will be on the basis of the then prevailing net asset value of Class A and Class B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Funds were unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Funds.

                            INVESTOR ACCOUNT SERVICES

   The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges as described in the Funds' current Prospectus. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at (800) 243-1574. Broker/dealers may impose their own restrictions and limits on accounts held through the broker/dealer. Please consult your broker/dealer for account restriction and limit information.

EXCHANGES

   Under certain circumstances, shares of any Phoenix Fund (except Class A Shares of the Money Market Fund) may be exchanged for shares of the same Class of another Phoenix Fund or any other Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund, Series, or Portfolio, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Phoenix Fund, if currently offered. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes"). Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

   SYSTEMATIC EXCHANGES. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Phoenix Fund or any other Affiliated Phoenix Fund automatically on a monthly, quarterly, semi-annual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Exchanges will be based upon each Fund's net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor.

DIVIDEND REINVESTMENT ACROSS ACCOUNTS

   If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix Funds or any other Affiliated Phoenix Fund at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Fund carefully before directing dividends and distributions to another Fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

INVEST-BY-PHONE

   This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is phoned in, Equity Planning will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House (ACH). The shareholder's bank, which must be an ACH member, will in turn forward the monies to Equity Planning for credit to the shareholder's account. ACH is a computer-based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

   To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon Equity Planning's acceptance of the authorization form (usually within two weeks) shareholders may call toll free
(800) 367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to Equity Planning. Equity Planning will then contact the shareholder's bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. This service may also be used to request redemption of shares of the Money Market Fund, the proceeds of which are transferred to the shareholder's bank the second day following receipt of the verbal request. The Trust may delay the mailing of a check for redemption proceeds of Trust shares purchased with a check or via Invest-by-Phone service until the Trust has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days.

   The Trust and Equity Planning reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

SYSTEMATIC WITHDRAWAL PROGRAM

   The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

   Shareholders participating in the Systematic Withdrawal program must own shares of a Series worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.

   Through the Program, Class B and Class C shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investment each quarter without incurring otherwise applicable contingent deferred sales charges. Class B and Class C shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B or Class C Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.

                              HOW TO REDEEM SHARES

   Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more after receipt of the check. See the Funds' current Prospectus for further information. Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.

   The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

    A shareholder should contact his/her broker/dealer if he/she wishes to transfer shares from an existing broker/dealer street name account to a street name account with another broker/dealer. The Fund has no specific procedures governing such account transfers.

REDEMPTION OF SMALL ACCOUNTS

   Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 30 days written notice to the shareholder mailed to the address of record. During the 60 day period the shareholder has the right to add to the account to bring its value to $200 or more.

BY MAIL

   Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares. See the Funds' current Prospectus for more information.

TELEPHONE REDEMPTIONS

   Shareholders who do not have certificated shares may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.

BY CHECK (BOND FUND, HIGH YIELD FUND AND MONEY MARKET FUND ONLY)

   Any shareholder of these Funds may elect to redeem shares held in his Open Account by check. Checks will be sent to an investor upon receipt by Equity Planning of a completed application and signature card (attached to the application). If the signature card accompanies an individual's initial account application, the signature guarantee section of the form may be disregarded. However, the Trust reserves the right to require that all signatures be guaranteed prior to the establishment of a check writing service account. When an authorization form is submitted after receipt of the initial account application, all signatures must be guaranteed regardless of account value.

   Checks may be drawn payable to any person in an amount of not less than $500, provided that immediately after the payment of the redemption proceeds the balance in the shareholder's Open Account is $500 or more.

   When a check is presented to Equity Planning for payment, a sufficient number of full and fractional shares in the shareholder's Open Account will be redeemed to cover the amount of the check. The number of shares to be redeemed will be determined on the date the check is received by the Transfer Agent. Presently there is no charge to the shareholder for the check writing service, but this may be changed or modified in the future upon two weeks written notice to shareholders. Checks drawn from Class B and Class C accounts are subject to the applicable deferred sales charge, if any.

   The checkwriting procedure for redemption enables a shareholder to receive income accruing on the shares to be redeemed until such time as the check is presented to Equity Planning for payment. Inasmuch as canceled checks are returned to shareholders monthly, no confirmation statement is issued at the time of redemption.

   Shareholders utilizing withdrawal checks will be subject to Equity Planning's rules governing checking accounts. A shareholder should make sure that there are sufficient shares in his Open Account to cover the amount of any check drawn. If insufficient shares are in the account and the check is presented to Equity Planning on a banking day on which the Trust does not redeem shares (for example, a day on which the New York Stock Exchange is closed), or if the check is presented against redemption proceeds of an investment made by check which has not been in the account for at least fifteen calendar days, the check may be returned marked "Non-sufficient Funds" and no shares will be redeemed. A shareholder may not close his account by a withdrawal check because the exact value of the account will not be known until after the check is received by Equity Planning.

REDEMPTION IN KIND

   To the extent consistent with state and federal law, the Funds may make payment of the redemption price either in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Funds at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Funds. A shareholder receiving such securities would incur brokerage costs when he sold the securities.

ACCOUNT REINSTATEMENT PRIVILEGE

   Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information and conditions attached to this privilege.

                         TAX-SHELTERED RETIREMENT PLANS

   Shares of the Trust are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Plans. Write or call Equity Planning (800) 243-4361 for further information about the plans.

MERRILL LYNCH DAILY K PLAN

   Class A Shares of a Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

   (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

   (ii) The Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

   (iii) the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

   Alternatively, Class B Shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set for in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

   Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of a Fund convert to Class A Shares once the Plan has reached $5 million invested in Applicable Investments, or after the normal holding period of seven years from the initial date of purchase.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


   It is the policy of the Trust and of each Fund that each comply with provisions of the Internal Revenue Code (the "Code") relieving investment companies which distribute substantially all of their net income from Federal income tax on the amounts distributed.


   The Federal tax laws also impose a four percent nondeductible excise tax on each regulated investment company with respect to an amount, if any, by which such company does not meet distribution requirements specified in such tax laws. The Trust intends that each Fund will comply with such distribution requirements and thus does not expect to incur the four percent nondeductible excise tax.

   As stated in the Prospectus, the Trust believes that each of its Funds will be treated as a single entity. Prior to November 1, 1986, the Trust was treated as a single entity.


   To qualify for treatment as a regulated investment company ("RIC") each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities; and (b) meet certain diversification requirements imposed under the Code at the end of each quarter of the taxable year. If in any taxable year each Fund does not qualify as a regulated investment company, all of its taxable income will be taxed at corporate rates. In addition, if in any tax year the Fund does not qualify as a RIC for state tax purposes a capital gain dividend may not retain its character in the hands of the shareholder for state tax purposes.


   Income dividends and short-term capital gains distributions, whether received in shares or in cash, are treated by shareholders as ordinary income for Federal income tax purposes. Prior to January 1, 1987, income dividends were eligible for the dividends received exclusion of $100 ($200 for a joint return) available to individuals and the 85% dividends received deduction available to corporate shareholders, subject, in either case, to reduction, for various reasons, including the fact that dividends received from domestic corporations in any year were less than 95% of the distributing Fund's gross income, in the case of individual distributees, or 100% of the distributing Fund's gross income, in the case of corporate distributees. Any income dividends received after December 31, 1987 do not qualify for dividend exclusion on an individual tax return but corporate shareholders are eligible for a 70% dividends received deduction (80% in the case of a 20% shareholder) subject to a reduction for various reasons including the fact that dividends received from domestic corporations in any year are less than 100% of the distributing Fund's gross income. Gross income includes the excess of net short-term capital gains over net long-term capital losses.

   Distributions which are designated by the Trust as long-term capital gains, whether received in shares or in cash, are taxable to shareholders as long-term capital gains (regardless of how long such person has been a shareholder) and are not eligible for the dividends received exclusion. Any loss from the sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions paid with respect to such shares.

   Individuals are entitled to deduct "miscellaneous itemized deductions" specified in the Code only to the extent they exceed two percent of the individuals' "adjusted gross income." Effective January 1, 1988, included within the miscellaneous itemized deductions subject to the two percent "floor" are indirect deductions through certain pass-through entities such as the Funds. The Secretary of the Treasury is authorized to prescribe regulations relating to the manner in which the floor will be applied with respect to indirect deductions and to the manner in which pass-through entities such as the Funds will report such amounts to the individual shareholders. Individual shareholders are advised that, pursuant to these rules, they may be required to report as income amounts in excess of actual distributions made to them.

   The Trust is required to withhold for income taxes, 31% of dividends, distributions and redemption payments, if any of the following circumstances exist: i) a shareholder fails to provide the Trust with a correct taxpayer identification number ("TIN"); ii) the Trust is notified by the Internal Revenue Service that the shareholder furnished an incorrect TIN; or iii) the Trust is notified by the Internal Revenue Service that withholding is required because the shareholder failed to report the receipt of dividends or interest from other sources. Withholding may also be required for accounts with respect to which a shareholder fails to certify that i) the TIN provided is correct and ii) the shareholder is not subject to such withholding. However, withholding will not be required from certain exempt entities nor those shareholders complying with the procedures as set forth by the Internal Revenue Service. A shareholder is required to provide the Trust with a correct TIN. The Trust in turn is required to report correct taxpayer identification numbers when filing all tax forms with the Internal Revenue Service. Should the IRS levy a penalty on the Trust for reporting an incorrect TIN and that TIN was provided by the shareholder, the Trust will pass the penalty onto the shareholder.

   Dividends paid by a Fund from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.

   This discussion of "Dividends, Distributions and Taxes" is a general and abbreviated summary of applicable provisions of the Code and Treasury regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action.

   Shareholders ordinarily will also be subject to state income taxes on the dividends and distributions they receive from each Fund. Shareholders are urged to consult counsel or other competent tax advisers regarding specific questions as to Federal, state or local taxes.

                                 THE DISTRIBUTOR

   Phoenix Equity Planning Corporation ("Equity Planning"), which has undertaken to use its best efforts to find purchasers for shares of the Trust, serves as the national distributor of the Trust's shares. Shares of each Fund are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Trust for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Trust shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with Equity Planning. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Fund.


   For its services under the distribution agreements, Equity Planning receives sales charges on transactions in Trust shares and retains such charges less the portion thereof allowed to its registered representatives and to securities dealers and securities brokers with whom it has sales agreements. In addition, Equity Planning may receive payments from the Trust pursuant to the Distribution Plans described below. For the fiscal years ended October 31, 1997, 1998 and 1999, purchasers of shares of the Funds paid aggregate sales charges of $5,398,731, $4,783,475 and $4,231,379, respectively, of which the Distributor received net commissions of $1,156,623, $1,048,347 and $1,112,429, respectively, for its services, the balance being paid to dealers. For the fiscal year ended October 31, 1999, the Distributor received net commissions of $390,176 for Class A Shares and deferred sales charges of $722,252 for Class B and Class C Shares.


DEALER CONCESSIONS

   Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as described below.

CORE BOND FUND AND HIGH YIELD FUND

                                                                                                       DEALER DISCOUNT
                                               SALES CHARGE                 SALES CHARGE                OR AGENCY FEE
            AMOUNT OF TRANSACTION              AS PERCENTAGE               AS PERCENTAGE              AS PERCENTAGE OF
              AT OFFERING PRICE              OF OFFERING PRICE           OF AMOUNT INVESTED            OFFERING PRICE
            ---------------------            -----------------           ------------------           -----------------
       Less than $50,000                           4.75%                       4.99%                        4.25%
       $50,000 but under $100,000                  4.50%                       4.71%                        4.00%
       $100,000 but under $250,000                 3.50%                       3.63%                        3.00%
       $250,000 but under $500,000                 2.75%                       2.83%                        2.25%
       $500,000 but under $1,000,000               2.00%                       2.04%                        1.75%
       $1,000,000 or more                          None                        None                         None

AGGRESSIVE GROWTH FUND, CAPITAL GROWTH FUND AND BALANCED FUND

                                                                                                       DEALER DISCOUNT
                                                                                                      OR AGENCY FEE AS
            AMOUNT OF TRANSACTION                    SALES CHARGE AS PERCENTAGE OF                      PERCENTAGE OF
              AT OFFERING PRICE               OFFERING PRICE            NET AMOUNT INVESTED            OFFERING PRICE
            ---------------------            -----------------           ------------------           -----------------
       Less than $50,000                           5.75%                       6.10%                        5.25%
       $50,000 but under $100,000                  4.75%                       4.99%                        4.25%
       $100,000 but under $250,000                 3.75%                       3.90%                        3.25%
       $250,000 but under $500,000                 2.75%                       2.83%                        2.25%
       $500,000 but under $1,000,000               2.00%                       2.04%                        1.75%
       $1,000,000 or more                          None                         None                        None

   In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class B or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan due to a waiver of the CDSC for these Plan participants' purchases. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

   Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Funds through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements;
(b) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million but under $3 million, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million. If part or all of such investment as described in (c) and (d) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. From its own resources, the distributor intends to pay the following additional compensation to Merrill Lynch, Pierce, Fenner & Smith, Incorporated: 0.25% on sales of Class A and Class B Shares, 0.10% on sales of Class C Shares, 0.10% on sales of Class A shares sold at net asset value, and 0.10% annually on the average daily net asset value of fund shares on which Merrill Lynch is broker of record and which such shares exceed the amount of assets on which Merrill Lynch is broker of record as of July 1, 1999. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. Equity Planning reserves the right to discontinue or alter such fee payment plans at any time.

   From its own resources or pursuant to the Plan, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

ADMINISTRATIVE SERVICES


   Equity Planning also acts as administrative agent of the Funds and as such performs administrative, bookkeeping and pricing functions for the Funds. For its services, Equity Planning will be paid a fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc., as subagent, plus (2) the documented cost of Equity Planning to provide financial reporting and tax services and to oversee the subagent's performance. The current fee schedule of PFPC Inc. is based upon the average of the aggregate daily net asset values of the Funds, at the following incremental annual rates:

         First $200 million                                 .085%
         $200 million to $400 million                       .05%
         $400 million to $600 million                       .03%
         $600 million to $800 million                       .02%
         $800 million to $1 billion                         .015%
         Greater than $1 billion                            .0125%
   Percentage rates are applied to the aggregate daily net asset values of the Funds. PFPC Inc. also charges minimum fees and additional fees for each additional class of fund shares. Equity Planning retains PFPC Inc. as subagent for each of the funds for which Equity Planning serves as administrative agent. PFPC Inc. agreed to a modified fee structure and waived certain charges. Because PFPC Inc.'s arrangement would have favored smaller funds over larger funds, Equity Planning reallocates PFPC Inc.'s overall asset-based charges among all funds for which it serves as administrative agent on the basis of the relative net assets of each fund. As a result, the PFPC Inc. charges to the Fund are expected to be slightly less than the amount that would be found through direct application of the table illustrated above. For its services during the Fund's fiscal year ended October 31, 1999, Equity Planning received $2,083,613.

                               DISTRIBUTION PLANS

   The Trust has adopted a distribution plan for each class of shares (i.e., a plan for the Class A Shares, a plan for the Class B Shares, and a plan for the Class C Shares, collectively, the "Plans") in accordance with Rule 12b-1 under the Act, to compensate the Distributor for the services it provides and for the expenses it bears under the Underwriting Agreement. Each class of shares pays a service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Fund and a distribution fee based on average daily net assets at the rate of 0.75% per annum for Class B Shares and 0.75% per annum for Class C Shares.


   From the Service Fee, the Distributor expects to pay a quarterly fee to qualifying broker/dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor.


   Each Plan requires that at least quarterly the Trustees of the Trust review a written report with respect to the amounts expended under the Plan and the purposes for which such expenditures were made. While each Plan is in effect, the Trust will be required to commit the selection and nomination of candidates for Trustees who are not interested persons of the Trust to the discretion of other Trustees who are not interested persons. Each Plan continues in effect from year to year only provided such continuance is approved annually in advance by votes of the majority of both (a) the Board of Trustees of the Trust and (b) the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan and any agreements related to each Plan.


   For the fiscal year ended October 31, 1999, the Funds paid Rule l2b-l Fees in the amount of $15,604,466, of which the principal underwriter received $3,306,183; W.S. Griffith & Co., Inc., an affiliate, received $1,456,300; and unaffiliated broker-dealers received $10,841,983. Distributor expenses under the Plans consisted of: (1) advertising, $1,570,012; (2) printing and mailing of prospectuses to other than current shareholders, $50,295; (3) compensation to dealers, $13,855,211; (4) compensation to sales personnel, $2,840,742; (5) service costs, $690,469, and (6) other, $855,035.


   No interested person of the Trust and no Trustee who is not an interested person of the Trust, as that term is defined in the Investment Company Act of 1940, had any direct or indirect financial interest in the operation of the Plans.


   The National Association of Securities Dealers, Inc. (the "NASD") regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend the Plans.

                             MANAGEMENT OF THE TRUST

   The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on Trustees by the 1940 Act and Delaware business trust law.

TRUSTEES AND OFFICERS

   The trustees and executive officers of the Trust and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is 56 Prospect Street, Hartford, Connecticut 06115-0480.

                                      POSITION(S)
                                         WITH                                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                  THE TRUST                               DURING PAST FIVE YEARS
---------------------                   ---------                              ----------------------
Robert Chesek (66)                      Trustee              Trustee/Director (1981-present) and Chairman (1989-1994), Phoenix
49 Old Post Road                                             Funds. Trustee, Phoenix-Aberdeen Series Fund, Phoenix Duff &
Wethersfield, CT 06109                                       Phelps Institutional Mutual Funds (1996-present) and
                                                             Phoenix-Seneca Funds (1999-present).

                                      POSITION(S)
                                         WITH                                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                  THE TRUST                               DURING PAST FIVE YEARS
---------------------                   ---------                              ----------------------

E. Virgil Conway (71)                   Trustee              Chairman, Metropolitan Transportation Authority (1992-present).
9 Rittenhouse Road                                           Trustee/Director, Consolidated Edison Company of New York, Inc.
Bronxville, NY 10708                                         (1970-present), Pace University (1978-present), Atlantic Mutual
                                                             Insurance Company (1974-present), HRE Properties (1989-present),
                                                             Greater New York Councils, Boy Scouts of America (1985-present),
                                                             Union Pacific Corp. (1978-present), Blackrock Freddie Mac Mortgage
                                                             Securities Fund (Advisory Director) (1990-present), Centennial
                                                             Insurance Company (1974-present), Josiah Macy, Jr., Foundation
                                                             (1975-present), The Harlem Youth Development Foundation
                                                             (1987-present; Chairman, 1998-present), Accuhealth (1994-present),
                                                             Trism, Inc. (1994-present), Realty Foundation of New York
                                                             (1972-present), Vice Chairman, The Academy of Political Science
                                                             (1985-present) and New York Housing Partnership Development Corp.
                                                             (Chairman) (1981-present). Director/Trustee, Phoenix Funds
                                                             (1993-present). Trustee, Phoenix-Aberdeen Series Fund, Phoenix Duff &
                                                             Phelps Institutional Mutual Funds (1996-present) and Phoenix-Seneca
                                                             Funds (2000-present). Director, Duff & Phelps Utilities Tax-Free
                                                             Income Inc. and Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                             (1995-present). Chairman/Member, Audit Committee of the City of New
                                                             York (1981-1996). Advisory Director, Blackrock Fannie Mae Mortgage
                                                             Securities Fund (1989-1996) and Fund Directions (1993-1998).

Harry Dalzell-Payne (71)                Trustee              Director/Trustee, Phoenix Funds (1993-present). Trustee,
The Flat, Elmore Court                                       Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
Elmore GL05, GL2 6NT                                         Mutual Funds (1996-present) and Phoenix-Seneca Funds
U.K.                                                         (1999-present). Director, Duff & Phelps Utilities Tax-Free Income
                                                             Inc. and Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                             (1995-present). Trustee, Phoenix-Seneca Funds (1999-present).
                                                             Formerly a Major General of the British Army.

*Francis E. Jeffries (70)               Trustee              Director/Trustee, Phoenix Funds (1995-present). Trustee,
 8477 Bay Colony Dr.                                         Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
 # 902                                                       Mutual Funds (1996-present) and Phoenix-Seneca Funds
 Naples, FL 34108                                            (2000-present). Director, Duff & Phelps Utilities Income Inc.
                                                             (1987-present), Duff & Phelps Utilities Tax-Free Income Inc.
                                                             (1991-present) and Duff & Phelps Utility and Corporate Bond Trust
                                                             Inc. (1993-present). Director, The Empire District Electric
                                                             Company (1984-present). Director (1989-1997), Chairman of the
                                                             Board (1993-1997), President (1989-1993), and Chief Executive
                                                             Officer (1989-1995), Phoenix Investment Partners, Ltd.


Leroy Keith, Jr. (61)                   Trustee              Chairman (1995-present) and Chief Executive Officer (1995-1999),
Chairman                                                     Carson Products Company. Director/Trustee, Phoenix Funds
Carson Product Company                                       (1980-present). Trustee, Phoenix-Aberdeen Series Fund, Phoenix
64 Ross Road                                                 Duff & Phelps Institutional Mutual Funds (1996-present) and
Savannah, GA 30750                                           Phoenix-Seneca Funds (2000-present). Director, Equifax Corp.
                                                             (1991-present) and Evergreen International Fund, Inc.
                                                             (1989-present). Trustee, Evergreen Liquid Trust, Evergreen Tax
                                                             Exempt Trust, Evergreen Tax Free Fund, Master Reserves Tax Free
                                                             Trust, and Master Reserves Trust.

                                      POSITION(S)
                                         WITH                                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                  THE TRUST                               DURING PAST FIVE YEARS
---------------------                   ---------                              ----------------------

*Philip R. McLoughlin (53)              Trustee and          Chairman (1997-present), Director (1995-present), Vice Chairman
                                        President            (1995-1997) and Chief Executive Officer (1995-present), Phoenix
                                                             Investment Partners, Ltd. Director (1994-present) and Executive
                                                             Vice President, Investments (1988-present), Phoenix Home Life
                                                             Mutual Insurance Company. Director/Trustee and President, Phoenix
                                                             Funds (1989-present). Trustee and President, Phoenix-Aberdeen
                                                             Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                             (1996-present). Director, Duff & Phelps Utilities Tax-Free Income
                                                             Inc. (1995-present) and Duff & Phelps Utility and Corporate Bond
                                                             Trust Inc. (1995-present). Trustee, Phoenix-Seneca Funds
                                                             (1999-present). Director (1983-present) and Chairman
                                                             (1995-present), Phoenix Investment Counsel, Inc. Director
                                                             (1984-present) and President (1990-present), Phoenix Equity
                                                             Planning Corporation. Chairman and Chief Executive Officer,
                                                             Phoenix/Zweig Advisers LLC (1999-present). Director, PXRE
                                                             Corporation (Delaware) (1985-present) and World Trust Fund
                                                             (1991-present). Director and Executive Vice President, Phoenix Life
                                                             and Annuity Company (1996-present). Director and Executive Vice
                                                             President, PHL Variable Insurance Company (1995-present). Director,
                                                             Phoenix Charter Oak Trust Company (1996-present). Director and Vice
                                                             President, PM Holdings, Inc. (1985-present). Director and
                                                             President, Phoenix Securities Group, Inc. (1993-1995). Director,
                                                             PHL Associates Inc. (1995-present). Director (1992-present) and
                                                             President (1992-1994), W.S. Griffith & Co., Inc.

Everett L. Morris (72)                  Trustee              Vice President, W.H. Reaves and Company (1993-present).
164 Laird Road                                               Director/Trustee, Phoenix Funds (1995-present). Trustee,
Colts Neck, NJ 07722                                         Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
                                                             Mutual Funds (1996-present) and Phoenix-Seneca Funds
                                                             (2000-present). Director, Duff & Phelps Utilities Tax-Free Income
                                                             Inc. (1991-present) and Duff & Phelps Utility and Corporate Bond
                                                             Trust Inc. (1993-present).


                                      POSITION(S)
                                         WITH                                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                  THE TRUST                               DURING PAST FIVE YEARS
---------------------                   ---------                              ----------------------
*James M. Oates (54)                    Trustee              Chairman, IBEX Capital Markets, Inc. (formerly IBEX Capital
Managing Director                                            Markets LLC) (1997-present). Managing Director, Wydown Group
The Wydown Group                                             (1994-present). Director, Phoenix Investment Partners, Ltd.
IBEX Capital Markets, Inc.                                   (1995-present). Director/Trustee, Phoenix Funds (1987-present).
60 State Street                                              Trustee, Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps
Suite 950                                                    Institutional Mutual Funds (1996-present) and Phoenix-Seneca
Boston, MA 02109                                             Funds (2000-present). Director, AIB Govett Funds (1991-present),
                                                             Investors Financial Service Corporation (1995-present), Investors
                                                             Bank & Trust Corporation (1995-present), Plymouth Rubber Co.
                                                             (1995-present), Stifel Financial (1996-present), Command Systems,
                                                             Inc. (1998-present), Connecticut River Bancorp (1998-present) and
                                                             Endowment for Health (1999-present). Member, Chief Executives
                                                             Organization (1996-present). Vice Chairman, Massachusetts
                                                             Housing-Partnership (1998-2000). Director, Blue Cross and Blue
                                                             Shield of New Hampshire (1994-1999).

Herbert Roth, Jr. (72)                  Trustee              Director/Trustee, Phoenix Funds (1980-present). Trustee,
134 Lake Street                                              Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
P.O. Box 909                                                 Mutual Funds (1996-present) and Phoenix-Seneca Funds
Sherborn, MA 01770                                           (2000-present). Director, Boston Edison Company (1978-present),
                                                             Landauer, Inc. (medical services) (1970-present), Tech
                                                             Ops./Sevcon, Inc. (electronic controllers) (1987-present), and
                                                             Mark IV Industries (diversified manufacturer) (1985-present).
                                                             Member, Directors Advisory Council, Phoenix Home Life Mutual
                                                             Insurance Company (1998-present). Director, Phoenix Home Life
                                                             Mutual Insurance Company (1972-1998).


Richard E. Segerson (54)                Trustee              Managing Director, Northway Management Company (1998-present).
102 Valley Road                                              Director/Trustee, Phoenix Funds (1993-present). Trustee,
New Canaan, CT 07840                                         Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
                                                             Mutual Funds (1996-present) and Phoenix-Seneca Funds
                                                             (2000-present). Managing Director, Mullin Associates (1993-1998).

Lowell P. Weicker, Jr. (69)             Trustee              Trustee/Director, Phoenix Funds (1995-present). Trustee,
731 Lake Avenue                                              Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
Greenwich, CT 06830                                          Mutual Funds (1996-present) and Phoenix-Seneca Funds
                                                             (2000-present). Director, UST Inc. (1995-present), HPSC Inc.
                                                             (1995-present), Compuware (1996-present) and Burroughs Wellcome
                                                             Fund (1996-present). Visiting Professor, University of Virginia
                                                             (1997-present). Director, Duty Free International, Inc. (1997).
                                                             Chairman, Dresing, Lierman, Weicker (1995-1996). Governor of the
                                                             State of Connecticut (1991-1995).


Michael E. Haylon (42)                  Executive Vice       Director and Executive Vice President, Investments, Phoenix
                                        President            Investment Partners, Ltd. (1995-present). Director
                                                             (1994-present), President (1995-present), Executive Vice
                                                             President (1994-1995), Vice President (1991-1994), Phoenix
                                                             Investment Counsel, Inc. Director, Phoenix Equity Planning
                                                             Corporation (1995-present). Executive Vice President, Phoenix
                                                             Funds (1993-present), Phoenix-Aberdeen Series Fund (1996-present)
                                                             and Phoenix-Seneca Funds (2000-present). Executive Vice President
                                                             (1997-present), Vice President (1996-1997), Phoenix Duff & Phelps
                                                             Institutional Mutual Funds. Senior Vice President, Securities
                                                             Investments, Phoenix Home Life Mutual Insurance Company
                                                             (1993-1995).

                                      POSITION(S)
                                         WITH                                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                  THE TRUST                               DURING PAST FIVE YEARS
---------------------                   ---------                              ----------------------
John F. Sharry (48)                     Executive Vice       President, Retail Division (1999-present), Executive Vice
                                        President            President, Retail Division (1997-1999), Phoenix Investment
                                                             Partners, Ltd. Managing Director, Retail Distribution, Phoenix
                                                             Equity Planning Corporation (1995-present). Executive Vice
                                                             President, Phoenix Funds, Phoenix-Aberdeen Series Funds
                                                             (1998-present) and Phoenix-Seneca Funds (2000-present). Managing
                                                             Director, Director and National Sales Manager, Putnam Mutual
                                                             Funds (until 1995).

Roger Engemann (60)                     Senior Vice          President and Director (1969-present), Roger Engemann &
600 North Rosemead Blvd.                President            Associates, Inc. Senior Vice President, Phoenix Series Fund,
Pasadena, CA 91107                                           Phoenix Strategic Equity Series Fund (1998-present). Vice
                                                             President, Phoenix Investment Counsel, Inc. (1998-present).
                                                             Chairman, Owner (1996-present), Pasadena National Trust Company.
                                                             Chairman, President and Director (1988-present), Pasadena Capital
                                                             Corporation. Chairman of the Board, President and Trustee
                                                             (1986-present), Phoenix-Engemann Funds. Chairman, President and
                                                             Director, Roger Engemann Management Co., Inc. (1985-present).

James D. Wehr (43)                      Senior Vice          Senior Vice President, Fixed Income (1998-present), Managing
                                        President            Director, Fixed Income (1996-1998), Vice President (1991-1996),
                                                             Phoenix Investment Counsel, Inc. Senior Vice President
                                                             (1997-present), Vice President (1988-1997) Phoenix Multi-Portfolio
                                                             Fund; Senior Vice President (1997-present), Vice President
                                                             (1990-1997) Phoenix Series Fund; Senior Vice President
                                                             (1997-present), Vice President (1993-1997) Phoenix-Goodwin California
                                                             Tax Exempt Bond Fund, and Senior Vice President (1997-present), Vice
                                                             President (1996-1997) Phoenix Duff & Phelps Institutional Mutual
                                                             Funds. Senior Vice President (1997-present) Phoenix-Goodwin
                                                             Multi-Sector Fixed Income Fund, Phoenix-Goodwin Multi-Sector Short
                                                             Term Bond Fund, Phoenix-Oakhurst Income & Growth Fund and
                                                             Phoenix-Oakhurst Strategic Allocation Fund. Senior Vice President and
                                                             Chief Investment Officer, Duff & Phelps Utilities Tax Free Income
                                                             Inc. (1997-present). Managing Director, Public Fixed Income, Phoenix
                                                             Home Life Insurance Company (1991-1995).

David L. Albrycht (39)                  Vice                 Managing Director, Fixed Income (1996-present) and Vice President
                                        President            (1995-1996), Phoenix Investment Counsel, Inc. Vice President,
                                                             Phoenix Multi-Portfolio Fund (1993-present), Phoenix-Goodwin
                                                             Multi-Sector Short Term Bond Fund (1993-present), Phoenix-Goodwin
                                                             Multi-Sector Fixed Income Fund (1994-present), and Phoenix Series
                                                             Fund (1997-present). Portfolio Manager, Phoenix Home Life Mutual
                                                             Insurance Company (1994-1995).

Malcolm Axon (41)                       Vice President       Chief Financial Officer and Secretary (1995-present), Controller
600 North Rosemead Blvd.                                     (1991-1995), Roger Engemann & Associates, Inc. Chief Financial
Pasadena, CA 91107                                           Officer and Secretary, Roger Engemann Management Co. Inc.
                                                             (1995-present) and Pasadena Capital Corporation (1995-present).


                                      POSITION(S)
                                         WITH                                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                  THE TRUST                               DURING PAST FIVE YEARS
---------------------                   ---------                              ----------------------

Steven L. Colton (41)                   Vice                 Managing Director, Value Equities, Phoenix Investment Counsel,
                                        President            Inc. (1997-present). Vice President, Phoenix Series Fund, Phoenix
                                                             Equity Series Fund (1997-present). Vice President, Phoenix-Oakhurst
                                                             Income & Growth Fund (1998-present) and Phoenix-Oakhurst Strategic
                                                             Allocation Fund (1999-present). Vice President/Senior Portfolio
                                                             Manager, American Century Investment Management (1987-1997).
                                                             Portfolio Manager, American Century/Benham Income and Growth Fund
                                                             (1990-1997), American Century/Benham Equity Growth Fund (1991-1996)
                                                             and American Century/Benham Utilities Income Fund (1993-1997).

Robert A. Driessen (53)                 Vice President and   Vice President, Compliance, Phoenix Investment Partners, Ltd.
                                        Assistant Secretary  (1999-present). Vice President, Phoenix Funds, Phoenix-Aberdeen
                                                             Series Fund, Phoenix-Duff & Phelps Institutional Mutual Funds,
                                                             and Phoenix-Seneca Funds (1999-present). Compliance Officer,
                                                             (2000-present) and Associate Compliance Officer (1999) PXP
                                                             Securities Corp. Vice President, Risk Management Liaison, Bank of
                                                             America (1996-1999). Vice President, Securities Compliance, The
                                                             Prudential Insurance Company of America (1993-1996). Branch
                                                             Chief/Financial Analyst, Securities and Exchange Commission,
                                                             Division of Investment Management (1972-1993).

Christopher J. Kelleher (45)            Vice                 Managing Director, Fixed Income (1996-present), Vice President
                                        President            (1991-1996), Phoenix Investment Counsel, Inc. Vice President,
                                                             Phoenix Series Fund (1998-present), Phoenix Duff & Phelps
                                                             Institutional Mutual Funds (1996-present), Phoenix-Oakhurst Income &
                                                             Growth Fund (1998-present) and Phoenix-Oakhurst Strategic Allocation
                                                             Fund (1998-present). Portfolio Manager, Public Bonds, Phoenix Home
                                                             Life Insurance Company (1991-1995).


James E. Mair (58)                      Vice                 Executive Vice President (1994-present) and Senior Vice President
600 North Rosemead Blvd.                President            (1983-1994), Roger Engemann & Associates, Inc. Vice President,
Pasadena, CA 91107                                           Phoenix Series Fund (1998-present). Managing Director, Equities,
                                                             Phoenix Investment Counsel, Inc. (1998-present). Executive Vice
                                                             President (1994-present) and Security Analyst (1983-1994), Roger
                                                             Engemann Management Co., Inc. Executive Vice President and
                                                             Director (1994-present), Pasadena Capital Corporation. Director
                                                             (1989-present), Pasadena National Trust Company.


William R. Moyer (56)                   Vice                 Executive Vice President and Chief Financial Officer
                                        President            (1999-present), Senior Vice President and Chief Financial Officer
                                                             (1995-1999), Phoenix Investment Partners, Ltd. Director
                                                             (1998-present), Senior Vice President, Finance (1990-present),
                                                             Chief Financial Officer (1996-present), and Treasurer (1994-1996 and 1998-present), Phoenix Equity Planning Corporation. Director
                                                             (1998-present), Senior Vice President (1990-present), Chief
                                                             Financial Officer (1996-present) and Treasurer (1994-present),
                                                             Phoenix Investment Counsel, Inc. Director (1998-present), Senior
                                                             Vice President and Chief Financial Officer, Duff & Phelps
                                                             Investment Management Co. (1996-present). Vice President, Phoenix
                                                             Funds (1990-present), Phoenix-Duff & Phelps Institutional Mutual
                                                             Funds (1996-present) and Phoenix-Aberdeen Series Fund
                                                             (1996-present). Executive Vice President, Phoenix-Seneca Funds
                                                             (2000-present). Senior Vice President and Chief Financial
                                                             Officer, W. S. Griffith & Co., Inc. (1992-1995) and Townsend
                                                             Financial Advisers, Inc. (1993-1995). Vice President, Investment
                                                             Products Finance, Phoenix Home Life Mutual Insurance Company
                                                             (1990-1995).


                                      POSITION(S)
                                         WITH                                  PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                  THE TRUST                               DURING PAST FIVE YEARS
---------------------                   ---------                              ----------------------
Timothy P. Norman (46)                  Vice                 Managing Director, Fixed Income, Phoenix Investment Counsel, Inc.
                                        President            (1998-present). Vice President, Phoenix Series Fund (1998-present).
                                                             Executive Vice President (1995-1998), Senior Vice President
                                                             (1992-1994), Duff & Phelps Investment Management Co.

Julie L. Sapia (43)                     Vice                 Director, Money Market Trading (1997-present), Head Money Market
                                        President            Trader (1997), Money Market Trader (1995-1997), Phoenix
                                                             Investment Counsel, Inc. Vice President, The Phoenix Edge Series
                                                             Fund, Phoenix Series Fund, Phoenix Duff & Phelps Institutional
                                                             Mutual Funds and Phoenix-Aberdeen Series Fund (1997-present).
                                                             Various positions with Phoenix Home Life Mutual Insurance Company
                                                             (1985-1995).

John S. Tilson (56)                     Vice                 Executive Vice President (1994-present), Senior Vice President
600 North Rosemead Blvd.                President            (1983-1994), Roger Engemann & Associates, Inc. Vice President,
Pasadena, CA 91107                                           Phoenix Series Fund (1998-present). Managing Director Equities,
                                                             Phoenix Investment Counsel, Inc. (1998-present), Executive Vice
                                                             President and Director (1994-present), Senior Vice President and
                                                             Director (1990-1994), Pasadena Capital Corporation. Executive
                                                             Vice President (1994-present) and Security Analyst (1983-1994),
                                                             Roger Engemann Management Co., Inc. Chief Financial Officer and
                                                             Secretary (1988-present), Phoenix-Engemann Funds.

Nancy G. Curtiss (48)                   Treasurer            Vice President, Fund Accounting (1994-present) and Treasurer
                                                             (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                             Phoenix Funds (1994-present), Phoenix Duff & Phelps Institutional
                                                             Mutual Funds (1995-present), Phoenix-Aberdeen Series Fund
                                                             (1996-present) and Phoenix-Seneca Funds (2000-present). Second
                                                             Vice President and Treasurer, Fund Accounting, Phoenix Home Life
                                                             Mutual Insurance Company (1994-1995).


G. Jeffrey Bohne (53)                   Secretary            Vice President and General Manager, Phoenix Home Life Mutual
101 Munson Street                                            Insurance Co. (1993-present). Senior Vice President
Greenfield, MA 01301                                         (1999-present) and Vice President, (1996-1999), Mutual Fund
                                                             Customer Service; Vice President, Transfer Agent Operations
                                                             (1993-1996), Phoenix Equity Planning Corporation. Secretary/Clerk,
                                                             Phoenix Funds (1993-present), Phoenix Duff & Phelps Institutional
                                                             Mutual Funds (1996-present), Phoenix-Aberdeen Series Fund
                                                             (1996-present) and Phoenix-Seneca Funds (2000-present).

---------------------
* Trustees identified with an asterisk are considered to be interested persons of the Trust (within the meaning of the Investment Company Act of 1940, as amended) because of their affiliation with Phoenix Investment Counsel, Inc., Phoenix Equity Planning Corporation or Phoenix Investment Partners, Ltd.

   For services rendered to the Trust during the fiscal year ended October 31, 1999, the Trustees received an aggregate of $91,463 from the Trust as Trustees' fees. For services on the Board of Trustees of the Phoenix Funds, each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of $40,000 and $2,500 per joint meeting of the Boards. Each Trustee who serves on the Audit Committee receives a retainer at the annual rate of $2,000 and a fee of $2,000 per joint Audit Committee meeting attended. Each Trustee who serves on the Nominating Committee receives an annual retainer at the annual rate of $1,000 and a fee of $1,000 per joint Nominating Committee meeting attended. Each Trustee who serves on the Executive Committee and who is not an interested person of the Trust receives a retainer at the annual rate of $2,000 and $2,000 per joint Executive Committee meeting attended. The function of the Executive Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees. Trustee costs are allocated equally to each of the Series and the Funds within the Phoenix Fund complex. The foregoing fees do not include reimbursement of expenses incurred in connection with meeting attendance. Officers and employees of the Adviser who are not interested persons are compensated for their services by the Adviser and receive no compensation from the Trust.

   For the Trust's fiscal year ended October 31, 1999, the Trustees received the following compensation:

                                                                                                                  TOTAL
                                                                                                              COMPENSATION
                                                                      PENSION OR                             FROM TRUST AND
                                                  AGGREGATE       RETIREMENT BENEFITS       ESTIMATED         FUND COMPLEX
                                                 COMPENSATION       ACCRUED AS PART      ANNUAL BENEFITS       (31 FUNDS)
           NAME                                   FROM TRUST       OF TRUST EXPENSES     UPON RETIREMENT    PAID TO TRUSTEES
           ----                                   ----------       -----------------     ---------------    ----------------
Robert Chesek                                        $8,663                                                      $63,750
E. Virgil Conway+                                   $11,250                                                      $83,250
Harry Dalzell-Payne+                                $10,163                                                      $95,000
Francis E. Jeffries                                  $8,250*                                                     $61,000
Leroy Keith, Jr.                                     $8,663              None                 None               $63,750
                                                                       for any              for any
                                                                       Trustee              Trustee

Philip R. McLoughlin+                                     0                                                            0
Everett L. Morris+                                   $7,500*                                                     $58,000
James M. Oates+                                      $9,750                                                      $72,250
Herbert Roth, Jr. +                                  $8,100                                                      $60,750
Richard E. Segerson                                  $9,750*                                                     $72,000
Lowell P. Weicker, Jr.                               $9,375                                                      $68,500


* This compensation (and the earnings thereon) was deferred pursuant to the Deferred Compensation Plan. At September 30, 2000, the total amount of deferred compensation (including interest and other accumulation earned on the original amounts deferred) accrued for Messrs. Jeffries, Morris, Roth and Segerson was $547,732.52, $210,498.92, $178,770.56 and $129,978.47,
  respectively. At present, by agreement among the Fund, the Distributor and the electing director, director fees that are deferred are paid by the Fund to the Distributor. The liability for the deferred compensation obligation appears only as a liability of the Distributor.


+ Messrs. Conway, Dalzell-Payne, McLoughlin, Morris, Oates and Roth are members of the Executive Committee.


   At November 7, 2000, the Trustees and officers as a group owned less than 1% of the then outstanding shares of the Trust.


PRINCIPAL SHAREHOLDERS

   The following table sets forth information as of November 7, 2000 with respect to each person who owns of record or is known by the Trust to own of record or beneficially own 5% or more of any class of the Trust's equity securities.

NAME OF SHAREHOLDER                                     NAME OF FUND                PERCENT OF CLASS      NUMBER OF SHARES
-------------------                                     ------------                ----------------      ----------------
MLPF& S for the Sole Benefit of its Customers           Core Bond Fund                   26.68%               228,958.245
Attn: Fund Administration                               Class B
4800 Deer Lake Dr. E. 3rd Fl.                           Aggressive Growth Fund            8.95%               191,184.340
Jacksonville, FL 32246-6484                             Class B
                                                        High Yield Fund                  20.29%             1,331,560.148
                                                        Class B
                                                        High Yield Fund                  33.62%               135,201.666
                                                        Class C

Phoenix Equity Planning Corp.                           Core Bond Fund                   46.86%                11,860.647
Attn:  Corporate Accounting Dept.                       Class C
C/O Gene Charon, Controller                             Money Market Fund                 7.01%               104,660.750
56 Prospect Street                                      Class C
Hartford, CT 06115-0480



NAME OF SHAREHOLDER                                     NAME OF FUND                PERCENT OF CLASS      NUMBER OF SHARES
-------------------                                     ------------                ----------------      ----------------

State Street Bank & Trust Co.                           Core Bond Fund                   15.70%                 3,972.981
Cust for the IRA Rollover of                            Class C
Richard A. Esten
411B Reach Road
Deer Isle, ME 04627

State Street Bank & Trust Co.                           Core Bond Fund                   10.75%                 2,722.066
Cust for the IRA of                                     Class C
Thomas J. Gillett
3672 Tamarac Lane

Eau Claire, WI  54701-7264
State Street Bank & Trust Co.                           Core Bond Fund                   10.58%                 2,667.429
Cust for the IRA of                                     Class C
Elizabeth Gillett
3672 Tamarac Lane
Eau Claire, WI  54701-7264

TTEES of Phoenix Savings and Investment Plan            Aggressive Growth Fund            5.28%             1,029,089.977
C/O Suzettee Louro                                      Class A
100 Bright Meadow Boulevard                             Money Market Fund                 5.60%             9,511,807.266
P.O. Box 1900                                           Class A
Enfield, CT 06083

State Street Bank & Trust Co.                           Money Market Fund                 5.24%                78,213.070
Cust for the SEP IRA of                                 Class C
Christian Carlson
1110 24th Avenue, East
Seattle, WA  98112-3608

State Street Bank & Trust Co.                           Money Market Fund                12.75%               190,283.000
Cust for the IRA of                                     Class C
Edward T. Harley
289 Belmont Road
King of Prussia, PA 19406-2002

State Street Bank & Trust Co.                           Money Market Fund                26.94%               402,141.770
Cust for the IRA Rollover of                            Class C
Rolf E. Werner
1106 Plank Road
Webster, NY  14580-8511

State Street Bank & Trust Co.                           Money Market Fund                 5.62%                83,831.310
Cust for the IRA Rollover of                            Class C
Cynthia Chase
54 Roosevelt Avenue
Lake Hiawatha, NJ  07034-2118

Joel L. Viltori TTEE                                    Money Market Fund                 9.55%               142,572.930
AAA South Jersey                                        Class C
Money Purchase Pension Plan
700 Laurel Oak Road
Voorhees, NJ  08043-4416


* Record owner only for its individual customers. To the Trust's knowledge, no customer beneficially owned 5% or more of the total outstanding shares of any Class of any Fund.

                                OTHER INFORMATION

CAPITAL STOCK
   The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or Class is required. The Trust does not hold regular meetings of shareholders. The Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

   Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

   Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, has been selected independent accountants for the Trust. PricewaterhouseCoopers LLP audits the Trust's annual financial statements and expresses an opinion thereon.

CUSTODIAN AND TRANSFER AGENT

   State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, serves as custodian of the Trust's assets (the "Custodian"). Equity Planning, 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480, acts as Transfer Agent for the Trust (the "Transfer Agent"). As compensation, Equity Planning receives a fee equivalent to $17.95 for each designated shareholder account, plus out-of-pocket expenses. Transfer Agent fees are also utilized to offset costs and fees paid to subtransfer agents employed by Equity Planning. State Street Bank and Trust Company serves as a subtransfer agent pursuant to a Subtransfer Agency Agreement.


REPORT TO SHAREHOLDERS
   The fiscal year of the Trust ends on October 31. The Trust will send financial statements to its shareholders at least semiannually. An Annual Report containing financial statements audited by the Trust's independent accountants will be sent to shareholders each year.

FINANCIAL STATEMENTS

   The Fund's Financial Statements for the fiscal year ended October 31, 1999 and for the period ended April 30, 2000, appearing in the Fund's 1999 Annual Report and April 2000 Semiannual Report to Shareholders, are incorporated herein by reference.

                                    APPENDIX

A-1 AND P-1 COMMERCIAL PAPER RATINGS

   The Money Market Fund will only invest in commercial paper which at the date of investment is rated A-l by Standard & Poor's Corporation or P-1 by Moody's Investors Services, Inc., or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's.

   Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

   The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
   AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   BAA--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   BA--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD AND POOR'S CORPORATION'S CORPORATE BOND RATINGS
   AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

   A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Phoenix-Duff & Phelps Core Bond Fund


                         INVESTMENTS AT APRIL 30, 2000
                                  (Unaudited)





                                           STANDARD      PAR
                                           & POOR'S     VALUE
                                            RATING      (000)        VALUE
                                          ----------  ---------  -------------
U.S. GOVERNMENT SECURITIES -- 14.7%
U.S. Treasury Bonds -- 10.6%
U.S. Treasury Bonds 8.875%, 8/15/17.         AAA       $1,000     $ 1,266,855
U.S. Treasury Bonds 8.50%, 2/15/20           AAA        6,700       8,357,719
U.S. Treasury Bonds 8.75%, 8/15/20           AAA        3,800       4,865,365
                                                                  -----------
                                                                   14,489,939
                                                                  -----------
U.S. Treasury Notes -- 4.1%
U.S. Treasury Notes 5.75%, 10/31/00          AAA        5,625       5,609,515
- -----------------------------------------------------------------------------
Total U.S. Government Securities
(Identified cost $19,995,372)                                      20,099,454
- -----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 39.1%
Fannie Mae 4.625%, 10/15/01 ............     AAA        3,600       3,484,732
Fannie Mae 10%, 5/25/04 ................     AAA          961         986,759
Fannie Mae 6.50%, 7/1/14 ...............     AAA        3,878       3,712,143
Fannie Mae 6%, 10/1/14 .................     AAA        5,468       5,121,378
Fannie Mae 6.75%, 5/25/19 ..............     AAA        1,000         966,896
Fannie Mae 6.75%, 6/25/21 ..............     AAA        1,000         968,077
Fannie Mae 6.50%, 7/1/29 ...............     AAA        8,687       8,105,987
Fannie Mae 7.50%, 11/1/29 ..............     AAA        8,450       8,267,796
Fannie Mae 7%, 4/1/30 ..................     AAA        9,500       9,087,344
FHLMC 6.875%, 1/15/05 ..................     AAA        1,090       1,072,973
GNMA 8.50%, '01-'22 ....................     AAA          156         157,748
GNMA 8%, 9/15/05 .......................     AAA           76          76,370
GNMA 8%, 9/15/06 .......................     AAA            9           9,473
GNMA 6.50%, 9/15/28 ....................     AAA        4,799       4,495,762
GNMA 6.50%, 9/15/28 ....................     AAA        7,507       7,033,041
- -----------------------------------------------------------------------------
Total Agency Mortgage-Backed Securities
(Identified cost $54,886,095)                                      53,546,479
- -----------------------------------------------------------------------------



                                           STANDARD      PAR
                                           & POOR'S     VALUE
                                            RATING      (000)        VALUE
                                          ----------  ---------  -------------
MUNICIPAL BONDS -- 5.6%
California -- 4.2%
San Francisco City & County Redevelopment
Agency Revenue Taxable 9.75%,
6/1/13(c) ..............................     AAA       $4,800     $ 5,766,000
                                                                  -----------
Illinois -- 0.7%
Chicago Public Building Commission Special
Obligation Taxable 6.65%, 1/1/01(c) ....     AAA        1,000         995,720
                                                                  -----------
Massachusetts -- 0.7%
Massachusetts Port Authority Revenue
Taxable Series C 6.35%, 7/1/06 .........     AA-        1,000         941,250
- -----------------------------------------------------------------------------
Total Municipal Bonds
(Identified cost $8,197,571)                                        7,702,970
- -----------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 15.5%
Carco Auto Loan Master Trust 99-1,
A2 5.78%, 3/15/04(d) ...................     AAA        5,050       4,924,772
Citibank Credit Card Master Trust I
98-6, Class A 5.85%, 4/10/03 ...........     AAA        3,500       3,457,650
ContiMortgage Home Equity Loan Trust
98-1, B 7.86%, 4/15/29 .................    BBB-        1,470       1,214,587
First USA Credit Card Master Trust
Series 98-1, Class A 5.96%,
1/18/06(d)(f) ..........................     AAA        4,500       4,496,715
PECO Energy Transition Trust 99-A,
A6 6.05%, 3/1/09(d) ....................     AAA        4,000       3,700,832
Premier Auto Trust 99-1, A4 5.82%,
10/8/03 ................................     AAA        3,590       3,472,284
- -----------------------------------------------------------------------------
Total Asset-Backed Securities
(Identified cost $21,675,282)                                      21,266,840
- -----------------------------------------------------------------------------


                       See Notes to Financial Statements
2

                     Phoenix-Duff & Phelps Core Bond Fund


                                         STANDARD      PAR
                                         & POOR'S     VALUE
                                          RATING      (000)         VALUE
                                        ----------  ---------  --------------
CORPORATE BONDS -- 9.3%
Banks (Money Center) -- 2.0%
Citicorp Capital I 7.933%, 2/15/27 ...      A        $ 3,000    $  2,775,000
                                                                ------------
Consumer Finance -- 2.6%
Ford Motor Credit Co. 5.80%, 1/12/09 .      A          4,000       3,495,000
                                                                ------------
Investment Banking/Brokerage -- 2.5%
Merrill Lynch & Co. 6.5%, 7/15/18 ....     AA-         4,000       3,400,000
                                                                ------------
Telecommunications (Long Distance) -- 2.2%
MCI WorldCom, Inc. 7.75%, 4/1/07 .....     A-          3,000       3,003,750
- -----------------------------------------------------------------------------
Total Corporate Bonds
(Identified cost $13,178,052)                                     12,673,750
- -----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 6.0%
First Union Lehman Brothers Commercial
Mortgage 97-C1, A3 7.38% 4/18/07 .....   Aaa(e)        2,500       2,479,202
J.P. Morgan Commercial Mortgage
Finance Corp. 97-C5, A2 7.069%,
9/15/29 ..............................     AAA         3,000       2,929,389
Merrill Lynch Mortgage Investors, Inc.
96-C2, A3 6.96% 11/21/28 .............     AAA         3,000       2,879,175
- -----------------------------------------------------------------------------
Total Non-Agency Mortgage-Backed Securities
(Identified cost $8,448,034)                                       8,287,766
- -----------------------------------------------------------------------------
PREFERRED STOCKS -- 7.8%
                                                      SHARES
                                                     -------
Home Ownership Funding 2, Step-down
Pfd. 144A 13.338%(b)(f) ..............                13,522      10,659,054
- -----------------------------------------------------------------------------
Total Preferred Stocks
(Identified cost $11,178,112)                                     10,659,054
- -----------------------------------------------------------------------------
Total Long-Term Investments --98.0%
(Identified cost $137,558,518)                                   134,236,313
- -----------------------------------------------------------------------------

                                        SHARES             VALUE
                                     -----------   --------------------
SHORT-TERM OBLIGATIONS -- 0.9%
Money Market Mutual Funds -- 0.9%
State Street Global Advisors Seven
Seas Money Market Fund (5.72%
seven day effective yield) .......   1,266,212       $    1,266,212
- -------------------------------------------------------------------
Total Short-Term Obligations
(Identified cost $1,266,212)                              1,266,212
- -------------------------------------------------------------------
Total Investments--98.9%
(Identified cost $138,824,730)                          135,502,525(a)
Cash and receivables, less liabilities--1.1%              1,459,333
                                                     --------------
NET ASSETS--100.0%                                   $  136,961,858
                                                     ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $155,610 and gross depreciation of $3,479,614 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purpose was $138,826,529.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities amounted to a value of $10,659,054 or 7.8% of net assets.
(c) These bonds are fully defeased by U.S. Government Treasury Obligations.
(d) All or portion segregated as collateral.
(e) As rated by Moody's, Fitch or Duff & Phelps.
(f) Variable or step coupon security, interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000
                                  (Unaudited)

 Assets
 Investment securities at value
   (identified cost $138,824,730)                             $ 135,502,525
 Receivables
      Interest                                                    1,302,373
      Fund shares sold                                              502,114
 Prepaid expenses                                                     2,380
                                                              -------------
 Total assets                                                   137,309,392
                                                              -------------
 Liabilities
 Payables
      Fund shares repurchased                                       218,896
      Investment advisory fee                                        51,351
      Distribution fee                                               33,905
      Financial agent fee                                            13,249
      Trustees' fee                                                  10,382
      Transfer agent fee                                              9,349
 Accrued expenses                                                    10,402
                                                              -------------
     Total liabilities                                              347,534
                                                              -------------
 Net Assets                                                   $ 136,961,858
                                                              =============
 Net Assets Consist of:
 Capital paid in on shares of beneficial interest             $ 160,733,629
 Undistributed net investment loss                                 (532,070)
 Accumulated net realized loss                                  (19,917,496)
 Net unrealized depreciation                                     (3,322,205)
                                                              -------------
 Net Assets                                                   $ 136,961,858
                                                              =============
 Class A
 Shares of beneficial interest outstanding, $1 par value,
    unlimited authorization (Net Assets $128,348,107)            14,616,662
 Net asset value per share                                    $        8.78
 Offering price per share $8.78/(1-4.75%)                     $        9.22
 Class B
 Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $8,428,867)                   966,446
 Net asset value and offering price per share                 $        8.72
 Class C
 Shares of beneficial interest outstanding, $1 par value,
    unlimited authorization (Net Assets $184,884)                    21,162
 Net asset value and offering price per share                 $        8.74

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (Unaudited)


  Investment Income
  Interest Income                                            $  4,733,643
  Dividends                                                       496,663
  Security lending                                                  9,818
                                                             ------------
  Total investment income                                       5,240,124
                                                             ------------
  Expenses
  Investment advisory fee                                         330,198
  Distribution fee, Class A                                       171,124
  Distribution fee, Class B                                        48,453
  Distribution fee, Class C                                           822
  Transfer agent                                                  132,460
  Financial agent fee                                              78,594
  Registration                                                     19,128
  Printing                                                         18,847
  Trustees                                                         10,210
  Custodian                                                         7,908
  Professional                                                      1,396
  Miscellaneous                                                     5,037
                                                             ------------
      Total expenses                                              824,177
                                                             ------------
  Net Investment Income                                         4,415,947
                                                             ------------
  Net Realized and Unrealized Gain (Loss) on
    Investments
  Net realized loss on securities                              (5,160,747)
  Net change in unrealized appreciation (depreciation) on
    investments                                                 1,690,405
                                                             ------------
  Net loss on investments                                      (3,470,342)
                                                             ------------
  Net increase in net assets resulting from
    operations                                               $    945,605
                                                             ============






                       See Notes to Financial Statements
4

Phoenix-Duff & Phelps Core Bond Fund


                      STATEMENT OF CHANGES IN NET ASSETS




                                                                                         Six Months
                                                                                           Ended
                                                                                          4/30/00          Year Ended
                                                                                        (Unaudited)         10/31/99
                                                                                      ---------------   ---------------
From Operations
 Net investment income (loss)                                                          $   4,415,947     $   9,851,758
 Net realized gain (loss)                                                                 (5,160,747)       (6,568,044)
 Net change in unrealized appreciation (depreciation)                                      1,690,405        (7,313,523)
                                                                                       -------------     -------------
 Increase (decrease) in net assets resulting from operations                                 945,605        (4,029,809)
                                                                                       -------------     -------------
From Distributions to Shareholders
 Net investment income, Class A                                                           (4,916,843)       (9,689,868)
 Net investment income, Class B                                                             (304,785)         (665,018)
 Net investment income, Class C                                                               (5,491)             (279)
 In excess of net investment income, Class A                                                      --          (761,865)
 In excess of net investment income, Class B                                                      --           (52,287)
 In excess of net investment income, Class C                                                      --               (22)
                                                                                       -------------     -------------
 Decrease in net assets from distributions to shareholders                                (5,227,119)      (11,169,339)
                                                                                       -------------     -------------
From Share Transactions
Class A
 Proceeds from sales of shares (8,579,149 and 5,788,523 shares, respectively)             75,738,124        54,202,911
 Net asset value of share issued from reinvestment of distributions
  (313,075 and 655,169 shares, respectively)                                               2,762,535         6,141,277
 Cost of shares repurchased (10,308,464 and 8,786,721 shares, respectively)              (91,095,021)      (81,913,552)
                                                                                       -------------     -------------
Total                                                                                    (12,594,362)      (21,569,364)
                                                                                       -------------     -------------
Class B
 Proceeds from sales of shares (118,534 and 657,595 shares, respectively)                  1,039,080         6,129,389
 Net asset value of share issued from reinvestment of distributions
  (20,028 and 38,674 shares, respectively)                                                   175,598           358,715
 Cost of shares repurchased (480,488 and 709,025 shares, respectively)                    (4,227,153)       (6,589,226)
                                                                                       -------------     -------------
Total                                                                                     (3,012,475)         (101,122)
                                                                                       -------------     -------------
Class C
 Proceeds from sales of shares (12,408 and 11,157 shares, respectively)                      110,435           100,080
 Net asset value of share issued from reinvestment of distributions
  (626 and 34 shares, respectively)                                                            5,491               301
 Cost of shares repurchased (3,063 and 0 shares, respectively)                               (26,737)               --
                                                                                       -------------     -------------
Total                                                                                         89,189           100,381
                                                                                       -------------     -------------
 Increase (decrease) in net assets from share transactions                               (15,517,648)      (21,570,105)
                                                                                       -------------     -------------
 Net increase (decrease) in net assets                                                   (19,799,162)      (36,769,253)
Net Assets
 Beginning of period                                                                     156,761,020       193,530,273
                                                                                       -------------     -------------
 End of period [including undistributed net investment income (loss) of ($532,070)
  and $279,102, respectively]                                                          $ 136,961,858     $ 156,761,020
                                                                                       =============     =============



                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund


                             FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                                                    CLASS A
                                            --------------------------------------------------------------------------------------
                                                Six Months
                                                  Ended                                     Year Ended October 31
                                                 4/30/00                    ------------------------------------------------------
                                               (Unaudited)         1999         1998          1997          1996          1995
Net asset value, beginning of period           $    9.04         $  9.83      $  9.66       $  9.47       $  9.60       $  8.88
Income from investment operations
 Net investment income (loss)                       0.27            0.59         0.59          0.55          0.52          0.55
 Net realized and unrealized gain (loss)           (0.21)          (0.78)        0.18          0.17         (0.15)         0.72
                                               -----------       -------      -------       -------       --------      -------
  Total from investment operations                  0.06           (0.19)        0.77          0.72          0.37          1.27
                                               -----------       -------      -------       -------       --------      -------
Less distributions
 Dividends from net investment income              (0.32)          (0.56)       (0.57)        (0.53)        (0.50)        (0.55)
 Dividends from net realized gains                    --              --           --            --            --            --
 In excess of net investment income                   --           (0.04)       (0.03)           --            --            --
                                               -----------       -------     --------      --------      --------      --------
  Total distributions                              (0.32)          (0.60)       (0.60)        (0.53)        (0.50)        (0.55)
                                               -----------       -------      --------      --------      --------      --------
Change in net asset value                          (0.26)          (0.79)        0.17          0.19         (0.13)        0.72
                                               -----------       -------      --------      --------      --------      --------
Net asset value, end of period                 $    8.78         $  9.04      $  9.83       $  9.66       $  9.47       $  9.60
                                               ===========       =======      ========      ========      ========      ========
Total return(1)                                     0.69%(3)       (1.97)%       8.16%         7.85%         4.05%        14.81%
Ratios/supplemental data:
Net assets, end of period (thousands)          $ 128,348        $144,923     $180,628      $182,250      $208,552      $235,879
Ratio to average net assets of:
 Operating expenses                                 1.07%(2)        1.04%        1.00%         0.98%         1.03%         0.99%
 Net investment income                              6.05%(2)        5.62%        5.46%         5.63%         5.55%         6.01%
Portfolio turnover                                    87%(3)         112%         290%          377%          379%          178%


                                                                                CLASS B
                                            -------------------------------------------------------------------------------
                                               Six Months
                                                  Ended                           Year Ended October 31
                                                 4/30/00      -------------------------------------------------------------
                                               (Unaudited)        1999          1998        1997        1996        1995
Net asset value, beginning of period           $    8.97        $  9.77       $ 9.60      $ 9.45      $ 9.58      $ 8.86
Income from investment operations
 Net investment income (loss)                       0.21           0.51         0.52        0.47        0.44        0.48
 Net realized and unrealized gain (loss)           (0.18)         (0.78)        0.18        0.17        (0.14)      0.72
                                               ---------        -------       ------      ------      -------     ------
  Total from investment operations                  0.03          (0.27)        0.70        0.64        0.30        1.20
                                               ---------        -------       ------      ------      -------     ------
Less distributions
 Dividends from net investment income              (0.28)         (0.49)       (0.51)      (0.49)      (0.43)      (0.48)
 Dividends from net realized gains                    --             --           --          --          --          --
 In excess of net investment income                   --          (0.04)       (0.02)         --          --          --
                                               ---------        -------      -------     -------     -------     -------
  Total distributions                              (0.28)         (0.53)       (0.53)      (0.49)      (0.43)      (0.48)
                                               ---------        -------      -------     -------     -------     -------
Change in net asset value                          (0.25)         (0.80)        0.17        0.15       (0.13)      0.72
                                               ---------        -------      -------     -------     -------     -------
Net asset value, end of period                 $    8.72        $  8.97       $ 9.77      $ 9.60      $ 9.45      $ 9.58
                                               =========        =======      =======     =======     =======     =======
Total return(1)                                     0.33%(3)      (2.77)%       7.48%       6.94%       3.39%      13.82%
Ratios/supplemental data:
Net assets, end of period (thousands)          $   8,429        $11,737      $12,902     $ 5,321     $ 4,875     $ 3,655
Ratio to average net assets of:
 Operating expenses                                 1.82%(2)       1.79%        1.75%       1.71%       1.78%       1.73%
 Net investment income                              5.26%(2)       4.89%        4.74%       4.91%       4.79%       5.23%
Portfolio turnover                                    87%(3)        112%         290%        377%        379%        178%

                                                         CLASS C
                                            ----------------------------------
                                               Six Months           From
                                                  Ended           Inception
                                                 4/30/00         10/12/99 to
                                               (Unaudited)        10/31/99
Net asset value, beginning of period           $    8.99         $    8.96
Income from investment operations
 Net investment income (loss)                       0.23              0.03
 Net realized and unrealized gain (loss)           (0.20)             0.03
                                               ---------         ---------
  Total from investment operations                  0.03              0.06
                                               ---------         ---------
Less distributions
 Dividends from net investment income              (0.28)            (0.03)
 Dividends from net realized gains                    --                --
 In excess of net investment income                   --                --
                                               ---------         ---------
  Total distributions                              (0.28)            (0.03)
                                               ---------         ---------
Change in net asset value                          (0.25)             0.03
                                               ---------         ---------
Net asset value, end of period                 $    8.74         $    8.99
                                               =========         =========
Total return(1)                                     0.28%(3)          0.53%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)          $     185         $     101
Ratio to average net assets of:
 Operating expenses                                 1.82%(2)          1.37%(2)
 Net investment income                              5.37%(2)          4.97%(2)
Portfolio turnover                                    87%(3)           112%

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.


                       See Notes to Financial Statements
6

Phoenix-Engemann Aggressive Growth Fund


                         INVESTMENTS AT APRIL 30, 2000
                                  (Unaudited)



                                                                                   SHARES                VALUE
                                                                            -------------------   ------------------
COMMON STOCKS--90.1%
Biotechnology -- 0.1%
Aclara Biosciences, Inc.(b) .............................................          25,000         $   953,125
                                                                                                  -----------
Broadcasting (Television, Radio & Cable) -- 4.6%
Clear Channel Communications, Inc.(b)                                             190,000          13,680,000
Hispanic Broadcasting Corp.(b) ..........................................          49,500           5,002,594
Univision Communications, Inc.
Class A(b) ..............................................................         105,000          11,471,250
                                                                                                  -----------
                                                                                                   30,153,844
                                                                                                  -----------
Communications Equipment--8.4%
CIENA Corp. (b) .........................................................         105,000          12,980,625
Comverse Technology, Inc. (b) ...........................................          80,000           7,135,000
Metawave Communications Corp. (b) .......................................         132,500           1,755,625
Next Level Communication, Inc. (b) ......................................         100,000           7,962,500
Spectrasite Holdings, Inc. (b) ..........................................         150,000           3,150,000
Sycamore Networks, Inc.(b) ..............................................          40,000           3,140,000
Tellabs, Inc. (b) .......................................................         170,000           9,318,125
Terayon Communication Systems,
Inc.(b) .................................................................          65,000           6,045,000
Ulticom, Inc. (b) .......................................................         100,000           3,300,000
                                                                                                  -----------
                                                                                                   54,786,875
                                                                                                  -----------
Computers (Hardware)--3.2%
Brocade Communications Systems,
Inc.(b) .................................................................         100,000          12,400,000
Copper Mountain Networks, Inc. (b) ......................................           5,000             416,875
Juniper Networks, Inc.(b) ...............................................          37,500           7,975,781
                                                                                                  -----------
                                                                                                   20,792,656
                                                                                                  -----------
Computers (Networking)--2.2%
Integrated Information Systems, Inc.(b)                                            37,500             255,469
Network Appliance, Inc. (b) .............................................         150,000          11,090,625
Websense, Inc. (b) ......................................................         100,000           3,250,000
                                                                                                  -----------
                                                                                                   14,596,094
                                                                                                  -----------
Computers (Software & Services)--21.0%
Agile Software Corp. (b) ................................................          80,000           2,965,000
Ariba, Inc. (b) .........................................................         100,000           7,418,750
Aspsecure.Com Corp. (b)(c) ..............................................         250,000             812,500
BEA Systems, Inc. (b) ...................................................         900,000          43,425,000
Epiphany, Inc. (b) ......................................................          20,000           1,321,250
Exodus Communications, Inc. (b) .........................................          80,000           7,075,000
Inktomi Corp. (b) .......................................................          30,000           4,618,125
Keynote Systems, Inc. (b) ...............................................          90,000           4,038,750
LivePerson, Inc. (b) ....................................................         400,000           2,500,000
Network Solutions, Inc. (b) .............................................          50,000           7,400,000



                                                                                   SHARES                VALUE
                                                                            -------------------   ------------------
Computers (Software & Services)--continued
PC-Tel, Inc. (b) ........................................................          50,000         $ 1,675,000
Peregrine Systems, Inc. (b) .............................................         225,000           5,414,062
Predictive Systems, Inc. (b) ............................................          62,500           2,945,312
Sapient Corp. (b) .......................................................          60,000           4,751,250
Software Technologies Corp. (b) .........................................         300,000           5,362,500
VERITAS Software Corp. (b) ..............................................         220,000          23,598,437
i2 Technologies, Inc. (b) ...............................................          85,000          10,986,250
                                                                                                  -----------
                                                                                                  136,307,186
                                                                                                  -----------
Electrical Equipment--2.2%
Flextronics International Ltd. (b) ......................................         118,000           8,289,500
Sanmina Corp. (b) .......................................................         100,000           6,006,250
                                                                                                  -----------
                                                                                                   14,295,750
                                                                                                  -----------
Electronics (Instrumentation)--0.8%
Caliper Technologies Corp. (b) ..........................................          25,000             937,500
Rudolph Technologies, Inc. (b) ..........................................         140,000           4,252,500
                                                                                                  -----------
                                                                                                    5,190,000
                                                                                                  -----------
Electronics (Semiconductors)--25.6%
Analog Devices, Inc. (b) ................................................         125,000           9,601,563
Applied Micro Circuits Corp. (b) ........................................         282,000          36,342,750
Conexant Systems, Inc. (b) ..............................................         210,000          12,573,750
Intersil Holding Corp. (b) ..............................................         125,000           4,375,000
JDS Uniphase Corp. (b) ..................................................         270,000          28,012,500
Maxim Integrated Products, Inc. (b) .....................................         200,000          12,962,500
Micrel, Inc. (b) ........................................................         130,000          11,245,000
SDL, Inc. (b) ...........................................................          76,000          14,820,000
Silcon Storage Technology, Inc. (b) .....................................         100,000           9,750,000
Xilinx, Inc. (b) ........................................................         370,000          27,102,500
                                                                                                  -----------
                                                                                                  166,785,563
                                                                                                  -----------
Equipment (Semiconductors)--9.8%
Applied Materials, Inc. (b) .............................................         150,000          15,271,875
KLA-Tencor Corp. (b) ....................................................         210,000          15,723,750
Novellus Systems, Inc. (b) ..............................................         200,000          13,337,500
Teradyne, Inc. (b) ......................................................         175,000          19,250,000
                                                                                                  -----------
                                                                                                   63,583,125
                                                                                                  -----------
Financial (Diversified)--0.6%
Pinnacle Holdings, Inc. (b) .............................................          75,000           4,214,063
                                                                                                  -----------
Health Care (Generic and Other)--0.4%
Mylan Laboratories, Inc. ................................................         100,000           2,837,500
                                                                                                  -----------
Investment Banking/Brokerage--2.2%
E*TRADE Group, Inc. (b) .................................................         350,000           7,525,000
Lehman Brothers Holdings, Inc. ..........................................          80,000           6,565,000
                                                                                                  -----------
                                                                                                   14,090,000
                                                                                                  -----------

                       See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund



                                                SHARES         VALUE
                                              ---------   --------------
Manufacturing (Specialized)--2.0%
Jabil Circuit, Inc. (b) ...................    310,000     $ 12,690,625
                                                           ------------
Photography/Imaging--0.5%
In Focus Systems, Inc. (b) ................    100,000        2,993,750
                                                           ------------
Services (Commercial & Consumer)--1.8%
Corporate Executive Board Co. (The) (b)         75,000        4,406,250
Universal Access, Inc. (b) ................    250,000        5,125,000
i3 Mobile, Inc. (b) .......................    100,000        1,875,000
                                                           ------------
                                                             11,406,250
                                                           ------------
Telecommunications (Cellular/Wireless)--1.9%
Dobson Communications Corp. Class A (b) ...    115,000        2,946,875
Sprint Corp. (PCS Group) (b) ..............    170,000        9,350,000
                                                           ------------
                                                             12,296,875
                                                           ------------
Telecommunications (Long Distance)--2.8%
Allegiance Telecom, Inc. (b) ..............     37,500        2,653,125
McLeodUSA, Inc. Class A (b) ...............    240,000        6,000,000
Qwest Communications International,
  Inc. (b) ................................    105,000        4,554,375
WinStar Communications, Inc. (b) ..........    127,500        5,084,063
                                                           ------------
                                                             18,291,563
- -----------------------------------------------------------------------
Total Common Stocks
(Identified cost $323,888,485)                              586,264,844
- -----------------------------------------------------------------------
FOREIGN COMMON STOCKS--0.9%
Telecommunications (Long Distance) -- 0.9%
Global Crossing Ltd. (Bermuda) (b) ........    186,000        5,859,000
- -----------------------------------------------------------------------
Total Foreign Common Stocks
(Identified cost $8,285,870)                                  5,859,000
- -----------------------------------------------------------------------
Total Long-Term Investments--91.0%
(Identified cost $332,174,355)                              592,123,844
- -----------------------------------------------------------------------

                                           STANDARD      PAR
                                           & POOR'S     VALUE
                                            RATING      (000)            VALUE
                                          ----------  ---------  --------------------
SHORT-TERM OBLIGATIONS--9.6%
Commercial Paper -- 7.9%
Albertson's, Inc. 6.01%, 5/1/00 ........      A-1      $5,000      $    5,000,000
Greenwich Funding Corp. 6.10%,
5/1/00 .................................     A-1+       5,002           5,002,000
Goldman Sachs & Co. 5.91%, 5/3/00 ......     A-1+         935             934,722
Lexington Parker Capital Co. LLC
6.06%, 5/3/00 ..........................      A-1       6,140           6,137,933
American Home Products Corp. 6.04%,
5/8/00 .................................      A-1       5,000           4,994,128
Albertson's, Inc. 6.01%, 5/9/00 ........      A-1       5,000           4,993,322
SBC Communications, Inc. 6.01%,
5/9/00 .................................     A-1+       3,200           3,195,726
Kimberly-Clark Corp. 6%, 5/23/00 .......     A-1+       5,000           4,981,667
Kimberly-Clark Corp. 6.03%, 5/25/00 ....     A-1+       1,600           1,593,568
SBC Communications, Inc. 6.05%,
5/26/00 ................................     A-1+       5,000           4,978,993
Potomac Electric Power Co. 6.02%,
5/30/00 ................................     A-1+       4,900           4,876,238
Special Purpose Accounts Receivable
Cooperative Corp. 6.10%, 5/31/00 .......     A-1+       4,615           4,591,123
                                                                   --------------
                                                                       51,279,420
                                                                   --------------
Federal Agency Securities -- 1.7%
FHLMC Discount Note 5.91%, 5/2/00 ......                5,000           4,999,179
Freddie Mac Discount Note 5.96%,
  5/17/00 ..............................                5,905           5,889,358
                                                                   --------------
                                                                       10,888,537
                                                                   --------------
- ---------------------------------------------------------------------------------
Total Short-Term Obligations
(Identified cost $62,168,344)                                          62,167,957
- ---------------------------------------------------------------------------------
Total Investments--100.6%
(Identified cost $394,342,699)                                        654,291,801(a)
Cash and receivables, less liabilities--(0.6%)                         (3,609,739)
                                                                   --------------
NET ASSETS--100.0%                                                 $  650,682,062
                                                                   ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $281,567,354 and gross depreciation of $21,618,252 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $394,342,699.
(b) Non-income producing.

(c) Private placement. Security valued at fair value as determined in good faith by or under the direction of the Trustees.

                       See Notes to Financial Statements
8

Phoenix-Engemann Aggressive Growth Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000
                                  (Unaudited)

 Assets
 Investment securities at value (identified cost
 $394,342,699)                                                $654,291,801
 Short-term investments held as collateral for loaned
   securities                                                   20,617,296
 Cash                                                               15,191
 Receivables
      Investment securities sold                                 1,803,794
      Fund shares sold                                             792,365
 Prepaid expenses                                                    3,441
                                                              ------------
           Total assets                                        677,523,888
                                                              ------------
 Liabilities
 Payables
      Collateral on securities loaned                           20,617,296
      Investment securities purchased                            4,800,313
      Fund shares repurchased                                      805,320
      Investment advisory fee                                      361,531
      Distribution fee                                             161,335
      Transfer agent fee                                            35,099
      Financial agent fee                                           33,367
      Trustees' fee                                                  6,165
 Accrued expenses                                                   21,400
                                                              ------------
      Total liabilities                                         26,841,826
                                                              ------------
 Net Assets                                                   $650,682,062
                                                              ============
 Net Assets Consist of:
 Capital paid in on shares of beneficial interest             $342,064,524
 Undistributed net investment loss                              (1,363,733)
 Accumulated net realized gain                                  50,032,169
 Net unrealized appreciation                                   259,949,102
                                                              ------------
 Net Assets                                                   $650,682,062
                                                              ============
 Class A
 Shares of beneficial interest outstanding, $1 par value,
    unlimited authorization (Net Assets $596,213,580)           19,000,866
 Net asset value per share                                    $      31.38
 Offering price per share $31.38/(1-5.75%)                    $      33.29

 Class B
 Shares of beneficial interest outstanding, $1 par value,
    unlimited authorization (Net Assets $54,468,482)             1,836,633
 Net asset value and offering price per share                 $      29.66

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (Unaudited)

 Investment Income
 Interest                                                   $  1,874,837
 Dividends                                                       107,970
 Security lending                                                232,963
                                                            ------------
 Total investment income                                       2,215,770
                                                            ------------
 Expenses
 Investment advisory fee                                       2,163,042
 Distribution fee, Class A                                       714,417
 Distribution fee, Class B                                       232,392
 Financial agent fee                                             180,275
 Transfer agent                                                  201,269
 Printing                                                         31,497
 Custodian                                                        19,910
 Trustees                                                         12,250
 Professional                                                     11,792
 Registration                                                     11,150
 Miscellaneous                                                     8,958
                                                            ------------
   Total expenses                                              3,586,952
   Custodian fees paid indirectly                                 (7,449)
                                                            ------------
   Net expenses                                                3,579,503
                                                            ------------
 Net investment loss                                          (1,363,733)
                                                            ------------
 Net Realized and Unrealized Gain (Loss) on
   Investments
 Net realized gain on securities                              50,579,444
 Net change in unrealized appreciation (depreciation) on
   investments                                               111,090,722
                                                            ------------
 Net gain on investments                                     161,670,166
                                                            ------------
 Net increase in net assets resulting from
   operations                                               $160,306,433
                                                            ============





                       See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund


                      STATEMENT OF CHANGES IN NET ASSETS




                                                                                     Six Months
                                                                                        Ended
                                                                                       4/30/00          Year Ended
                                                                                     (Unaudited)         10/31/99
                                                                                  ----------------   ----------------
From Operations
 Net investment income (loss)                                                      $   (1,363,733)    $   (1,493,317)
 Net realized gain (loss)                                                              50,579,444         57,892,284
 Net change in unrealized appreciation (depreciation)                                 111,090,722        124,594,176
                                                                                   --------------     --------------
 Increase (decrease) in net assets resulting from operations                          160,306,433        180,993,143
                                                                                   --------------     --------------
From Distributions to Shareholders
 Net realized gains, Class A                                                          (46,796,438)                --
 Net realized gains, Class B                                                           (3,625,625)                --
                                                                                   --------------     --------------
 Decrease in net assets from distributions to shareholders                            (50,422,063)                --
                                                                                   --------------     --------------
From Share Transactions
Class A
 Proceeds from sales of shares (6,002,080 and 7,232,280 shares, respectively)         193,718,377        150,541,641
 Net asset value of shares issued from reinvestment of distributions
  (1,457,977 and 0 shares, respectively)                                               43,928,841                 --
 Cost of shares repurchased (3,877,153 and 8,007,207 shares, respectively)           (123,410,602)      (164,237,986)
                                                                                   --------------     --------------
Total                                                                                 114,236,616        (13,696,345)
                                                                                   --------------     --------------
Class B
 Proceeds from sales of shares (863,689 and 640,281 shares, respectively)              26,746,537         12,823,475
 Net asset value of shares issued from reinvestment of distributions
  (119,474 and 0 shares, respectively)                                                  3,410,996                 --
 Cost of shares repurchased (314,809 and 546,304 shares, respectively)                 (9,357,168)       (10,666,072)
                                                                                   --------------     --------------
Total                                                                                  20,800,365          2,157,403
                                                                                   --------------     --------------
 Increase (decrease) in net assets from share transactions                            135,036,981        (11,538,942)
                                                                                   --------------     --------------
 Net increase (decrease) in net assets                                                244,921,351        169,454,201
Net Assets
 Beginning of period                                                                  405,760,711        236,306,510
                                                                                   --------------     --------------
 End of period [including undistributed net investment income (loss) of
  ($1,363,733) and $0, respectively]                                               $  650,682,062     $  405,760,711
                                                                                   ==============     ==============



                       See Notes to Financial Statements
10

Phoenix-Engemann Aggressive Growth Fund


                             FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                             CLASS A
                                            -----------------------------------------
                                                  Six Months
                                                     Ended
                                                                    Year Ended October
                                                                           31
                                                    4/30/00         -----------------
                                                  (Unaudited)              1999
Net asset value, beginning of period            $     24.54            $   13.72
Income from investment operations(3)
 Net investment income (loss)                         (0.06)(2)            (0.08)(2)
 Net realized and unrealized gain (loss)               9.81                10.90
                                                -----------            -----------
  Total from investment operations                     9.75                10.82
                                                -----------            -----------
Less distributions
 Dividends from net investment income                    --                   --
 Dividends from net realized gains                    (2.91)                  --
 In excess of net investment income                      --                   --
                                                -----------            -----------
  Total distributions                                 (2.91)                  --
                                                -----------            -----------
Change in net asset value                              6.84                10.82
                                                -----------            -----------
Net asset value, end of period                  $     31.38            $   24.54
                                                ===========            ===========
Total return(1)                                       40.17%(6)            78.94%
Ratios/supplemental data:
Net assets, end of period (thousands)           $   596,214            $ 378,427
Ratio to average net assets of:
 Operating expenses                                    1.10%(5)(7)          1.19%(4)
 Net investment income                                (0.38)%(5)           (0.41)%
Portfolio turnover                                       82%(6)              167%

                                                                         CLASS A
                                            ------------------------------------------------------------------
                                                                  Year Ended October 31
                                            ------------------------------------------------------------------
                                                1998            1997              1996              1995
Net asset value, beginning of period          $  17.20       $   16.84         $   16.51         $   13.33
Income from investment operations(3)
 Net investment income (loss)                   (0.03)           (0.08)(2)         (0.13)(2)          0.06 (2)
 Net realized and unrealized gain (loss)         0.04             2.95              2.64              4.21
                                              --------       ---------         ---------         ------------
  Total from investment operations               0.01             2.87              2.51              4.27
                                              --------       ---------         ---------         ------------
Less distributions
 Dividends from net investment income              --               --             (0.02)            (0.19)
 Dividends from net realized gains              (3.46)           (2.51)            (2.16)            (0.90)
 In excess of net investment income             (0.03)              --                --                --
                                              --------       ---------         ---------         ------------
  Total distributions                           (3.49)           (2.51)            (2.18)            (1.09)
                                              --------       ---------         ---------         ------------
Change in net asset value                       (3.48)            0.36              0.33              3.18
                                              --------       ---------         ---------         ------------
Net asset value, end of period                $  13.72       $   17.20         $   16.84         $   16.51
                                              ========       =========         =========         ============
Total return(1)                                  0.38%           19.67%            17.43%            35.14%
Ratios/supplemental data:
Net assets, end of period (thousands)         $222,149       $ 246,002         $ 233,488         $ 180,288
Ratio to average net assets of:
 Operating expenses                              1.21%            1.20%             1.20%             1.29%
 Net investment income                          (0.18)%          (0.53)%           (0.81)%            0.43%
Portfolio turnover                                176%             518%              401%              331%

                                                            CLASS B
                                            ----------------------------------------
                                                                       Year Ended
                                                  Six Months             October
                                                     Ended                 31
                                                    4/30/00         ----------------
                                                  (Unaudited)             1999
Net asset value, beginning of period            $     23.40            $   13.18
Income from investment operations(3)
 Net investment income (loss)                         (0.18)(2)            (0.22)(2)
 Net realized and unrealized gain (loss)               9.35                10.44
                                                -----------            ---------
  Total from investment operations                     9.17                10.22
                                                -----------            ---------
Less distributions
 Dividends from net investment income                    --                   --
 Dividends from net realized gains                    (2.91)                  --
 In excess of net investment income                      --                   --
                                                -----------            ---------
  Total distributions                                 (2.91)                  --
                                                -----------            ---------
Change in net asset value                              6.26                10.22
                                                -----------            ---------
Net asset value, end of period                  $     29.66            $   23.40
                                                ===========            =========
Total return(1)                                       39.68%(6)            77.54%
Ratios/supplemental data:
Net assets, end of period (thousands)           $    54,468            $  27,334
Ratio to average net assets of:
 Operating expenses                                    1.85%(5)(7)          1.94%(4)
 Net investment income                                (1.13)%(5)           (1.16)%
Portfolio turnover                                       82%(6)              167%


                                                                         CLASS B
                                            ------------------------------------------------------------------
                                                                  Year Ended October 31
                                            ------------------------------------------------------------------
                                                1998            1997              1996              1995
Net asset value, beginning of period         $ 16.76         $   16.57         $   16.38         $   13.31
Income from investment operations(3)
 Net investment income (loss)                 (0.12)             (0.20)(2)         (0.25)(2)         (0.12)(2)
 Net realized and unrealized gain (loss)       0.03               2.90              2.60              4.26
                                             -------         ---------         ---------         ---------
  Total from investment operations            (0.09)              2.70              2.35              4.14
                                             -------         ---------         ---------         ---------
Less distributions
 Dividends from net investment income            --                 --                --             (0.17)
 Dividends from net realized gains            (3.46)             (2.51)            (2.16)            (0.90)
 In excess of net investment income           (0.03)                --                --                --
                                             -------         ---------         ---------         ---------
  Total distributions                         (3.49)             (2.51)            (2.16)            (1.07)
                                             -------         ---------         ---------         ---------
Change in net asset value                     (3.58)              0.19              0.19              3.07
                                             -------         ---------         ---------         ---------
Net asset value, end of period               $ 13.18         $   16.76         $   16.57         $   16.38
                                             =======         =========         =========         =========
Total return(1)                               (0.28)%            16.70%            16.52%            34.15%
Ratios/supplemental data:
Net assets, end of period (thousands)        $14,157         $  13,611         $  10,466         $   2,393
Ratio to average net assets of:
 Operating expenses                            1.96%              1.96%             1.95%             2.04%
 Net investment income                        (0.93)%            (1.28)%           (1.57)%           (0.83)%
Portfolio turnover                              176%               518%              401%              331%



(1) Maximum sales load is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(4) The ratio of operating expenses to average net assets excludes the effect of expenses offsets for custodian fees; if expense offsets were included, the ratio would be 1.18% and 1.93% for Class A and Class B, respectively.
(5) Annualized.
(6) Not Annualized.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


                       See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund


                         INVESTMENTS AT APRIL 30, 2000
                                  (Unaudited)




                                                                                    SHARES                 VALUE
                                                                            ---------------------   ------------------
COMMON STOCKS--92.5%
Banks (Major Regional)--0.6%
Wells Fargo & Co. .......................................................           500,000        $ 20,531,250
                                                                                                   ------------
Biotechnology--0.5%
Amgen, Inc.(b) ..........................................................           200,000          11,200,000
Immunex Corp.(b) ........................................................           120,000           4,725,000
                                                                                                   ------------
                                                                                                     15,925,000
                                                                                                   ------------
Broadcasting (Television, Radio & Cable)--3.6%
AT&T Corp.- Liberty Media Group
Class A(b) ..............................................................         1,250,000          62,421,875
CBS Corp.(b) ............................................................           333,500          19,593,125
Clear Channel Communications, Inc.(b) ...................................           500,000          36,000,000
                                                                                                   ------------
                                                                                                    118,015,000
                                                                                                   ------------
Communications Equipment--2.5%
Lucent Technologies, Inc. ...............................................           590,000          36,690,625
QUALCOMM, Inc.(b) .......................................................           100,000          10,843,750
Sycamore Networks, Inc.(b) ..............................................           120,000           9,420,000
Tellabs, Inc.(b) ........................................................           450,000          24,665,625
                                                                                                   ------------
                                                                                                     81,620,000
                                                                                                   ------------
Computers (Hardware)--4.1%
Dell Computer Corp.(b) ..................................................           798,300          40,014,787
Sun Microsystems, Inc.(b) ...............................................         1,000,000          91,937,500
                                                                                                   ------------
                                                                                                    131,952,287
                                                                                                   ------------
Computers (Networking)--4.7%
Cisco Systems, Inc.(b) ..................................................         2,200,000         152,521,875
                                                                                                   ------------
Computers (Peripherals)--4.3%
EMC Corp.(b) ............................................................         1,000,000         138,937,500
                                                                                                   ------------
Computers (Software & Services)--14.6%
America Online, Inc.(b) .................................................           748,400          44,763,675
BEA Systems, Inc.(b) ....................................................         1,620,000          78,165,000
BMC Software, Inc.(b) ...................................................           600,000          28,087,500
Exodus Communications, Inc.(b) ..........................................           110,000           9,728,125
Microsoft Corp.(b) ......................................................           450,000          31,387,500
Oracle Corp.(b) .........................................................         1,600,000         127,900,000
Peregrine Systems, Inc.(b) ..............................................           340,000           8,181,250
Sapient Corp.(b) ........................................................           100,000           7,918,750
Siebel Systems, Inc.(b) .................................................           250,000          30,718,750
VERITAS Software Corp.(b) ...............................................           400,000          42,906,250
Yahoo!, Inc.(b) .........................................................           180,000          23,445,000
i2 Technologies, Inc.(b) ................................................           310,000          40,067,500
                                                                                                   ------------
                                                                                                    473,269,300
                                                                                                   ------------



                                                                                    SHARES                 VALUE
                                                                            ---------------------   ------------------
Electrical Equipment--4.8%
Flextronics International Ltd.(b) .......................................           350,000        $ 24,587,500
General Electric Co. ....................................................           650,000         102,212,500
Sanmina Corp.(b) ........................................................           250,000          15,015,625
Solectron Corp.(b) ......................................................           294,000          13,762,875
                                                                                                   ------------
                                                                                                    155,578,500
                                                                                                   ------------
Electronics (Semiconductors)--13.9%
Celestica, Inc.(b) ......................................................           350,000          19,096,875
Conexant Systems, Inc.(b) ...............................................           550,000          32,931,250
E-Tek Dynamics, Inc.(b) .................................................            40,000           8,190,000
Intel Corp. .............................................................           950,000         120,471,875
JDS Uniphase Corp.(b) ...................................................           200,000          20,750,000
Maxim Integrated Products, Inc. (b) .....................................           450,000          29,165,625
SDL, Inc.(b) ............................................................           140,000          27,300,000
Texas Instruments, Inc. .................................................           750,000         122,156,250
Xilinx, Inc.(b) .........................................................           975,000          71,418,750
                                                                                                   ------------
                                                                                                    451,480,625
                                                                                                   ------------
Entertainment--1.5%
Time Warner, Inc. .......................................................           550,000          49,465,625
                                                                                                   ------------
Equipment (Semiconductors)--3.3%
Applied Materials, Inc.(b) ..............................................           550,000          55,996,875
KLA-Tencor Corp.(b) .....................................................           300,000          22,462,500
Teradyne, Inc.(b) .......................................................           250,000          27,500,000
                                                                                                   ------------
                                                                                                    105,959,375
                                                                                                   ------------
Financial (Diversified)--4.7%
American Express Co. ....................................................           250,000          37,515,625
Citigroup, Inc. .........................................................         1,500,000          89,156,250
Morgan Stanley Dean Witter & Co. ........................................           350,000          26,862,500
                                                                                                   ------------
                                                                                                    153,534,375
                                                                                                   ------------
Health Care (Diversified)--2.4%
Bristol-Myers Squibb Co. ................................................           500,000          26,218,750
Warner-Lambert Co. ......................................................           440,000          50,077,500
                                                                                                   ------------
                                                                                                     76,296,250
                                                                                                   ------------
Health Care (Drugs-Major Pharmaceuticals)--4.5%
Genentech, Inc.(b) ......................................................           200,000          23,400,000
Merck & Co., Inc. .......................................................           450,000          31,275,000
Pfizer, Inc. ............................................................         1,946,100          81,979,462
Pharmacia Corp. .........................................................           178,500           8,913,844
                                                                                                   ------------
                                                                                                    145,568,306
                                                                                                   ------------

                       See Notes to Financial Statements
12

                     Phoenix-Engemann Capital Growth Fund




                                                                                    SHARES                 VALUE
                                                                            ----------------------   -----------------
Health Care (Medical Products & Supplies)--1.1%
Medtronic, Inc. .........................................................            700,000         $  36,356,250
                                                                                                     -------------
Investment Banking/Brokerage--1.8%
Goldman Sachs Group, Inc. (The) .........................................            250,000            23,312,500
Merrill Lynch & Co., Inc. ...............................................            350,000            35,678,125
                                                                                                     -------------
                                                                                                        58,990,625
                                                                                                     -------------
Manufacturing (Diversified)--2.8%
Tyco International Ltd. .................................................          1,300,000            59,718,750
United Technologies Corp. ...............................................            500,000            31,093,750
                                                                                                     -------------
                                                                                                        90,812,500
                                                                                                     -------------
Natural Gas--0.2%
Coastal Corp. (The) .....................................................            104,280             5,233,552
                                                                                                     -------------
Oil & Gas (Drilling & Equipment)--1.4%
Halliburton Co. .........................................................            400,000            17,675,000
Schlumberger Ltd. .......................................................            375,000            28,710,937
                                                                                                     -------------
                                                                                                        46,385,937
                                                                                                     -------------
Oil & Gas (Exploration & Production)--1.1%
Burlington Resources, Inc. ..............................................            450,000            17,690,625
Unocal Corp. ............................................................            500,000            16,156,250
                                                                                                     -------------
                                                                                                        33,846,875
                                                                                                     -------------
Oil (International Integrated)--1.0%
Exxon Mobil Corp. .......................................................            400,000            31,075,000
                                                                                                     -------------
Retail (Building Supplies)--1.7%
Home Depot, Inc. (The) ..................................................          1,000,000            56,062,500
                                                                                                     -------------
Retail (Department Stores)--0.6%
Kohl's Corp.(b) .........................................................            420,000            20,160,000
                                                                                                     -------------
Retail (Drug Stores)--0.4%
Walgreen Co. ............................................................            500,000            14,062,500
                                                                                                     -------------
Retail (General Merchandise)--2.7%
Costco Wholesale Corp.(b) ...............................................            300,000            16,218,750
Target Corp. ............................................................            245,000            16,307,813
Wal-Mart Stores, Inc. ...................................................          1,000,000            55,375,000
                                                                                                     -------------
                                                                                                        87,901,563
                                                                                                     -------------



                                                                                    SHARES                 VALUE
                                                                            ----------------------   -----------------
Services (Advertising/Marketing)--0.8%
Interpublic Group of Companies, Inc.
(The) ...................................................................            615,000         $  25,215,000
                                                                                                     -------------
Services (Commercial & Consumer)--0.2%
Universal Access, Inc.(b) ...............................................            225,000             4,612,500
                                                                                                     -------------
Services (Computer Systems)--1.5%
Electronic Data Systems Corp. ...........................................            710,000            48,812,500
                                                                                                     -------------
Telecommunications (Cellular/Wireless)--1.0%
AT&T Wireless Group(b) ..................................................            218,225             6,942,283
Sprint Corp. (PCS Group)(b) .............................................            300,000            16,500,000
VoiceStream Wireless Corp.(b) ...........................................             80,000             7,920,000
                                                                                                     -------------
                                                                                                        31,362,283
                                                                                                     -------------
Telecommunications (Long Distance)--3.0%
MCI WorldCom, Inc.(b) ...................................................          1,400,000            63,612,500
Qwest Communications International,
Inc.(b) .................................................................            800,000            34,700,000
                                                                                                     -------------
                                                                                                        98,312,500
                                                                                                     -------------
Telephone--1.2%
Bell Atlantic Corp. .....................................................             90,000             5,332,500
BellSouth Corp. .........................................................            300,000            14,606,250
SBC Communications, Inc. ................................................            425,000            18,620,313
                                                                                                     -------------
                                                                                                        38,559,063
                                                                                                     -------------
- ------------------------------------------------------------------------------------------------------------------
Total Common Stocks
(Identified cost $1,873,387,415)                                                                     2,998,416,416
- ------------------------------------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--2.0%
Communications Equipment--1.7%
Nokia Oyj Sponsored ADR (Finland) .......................................            600,000            34,125,000
Nortel Networks Corp. (Canada) ..........................................            200,000            22,650,000
                                                                                                     -------------
                                                                                                        56,775,000
                                                                                                     -------------
Telecommunications (Long Distance)--0.3%
Global Crossing Ltd. (Bermuda)(b) .......................................            300,000             9,450,000
- ------------------------------------------------------------------------------------------------------------------
Total Foreign Common Stocks
(Identified cost $58,363,090)                                                                           66,225,000
- ------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments--94.5%
(Identified cost $1,931,750,505)                                                                     3,064,641,416
- ------------------------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements

                     Phoenix-Engemann Capital Growth Fund




                                           STANDARD      PAR
                                           & POOR'S     VALUE
                                            RATING      (000)             VALUE
                                          ----------  ---------  ----------------------
SHORT-TERM OBLIGATIONS--6.3%
Commercial Paper--5.6%
AT&T Corp. 6%, 5/1/00 ..................    A-1+       $ 5,000      $   5,000,000
Albertson's, Inc. 6.01%, 5/1/00 ........    A-1          5,000          5,000,000
Koch Industries, Inc. 6.04%, 5/1/00 ....    A-1+        14,590         14,590,000
Marsh USA, Inc. 6%, 5/2/00 .............    A-1+         3,000          2,999,500
Vermont American Corp. 6%, 5/2/00           A-1+         4,640          4,639,227
Goldman Sachs & Co. 5.91%, 5/3/00           A-1+         5,000          4,998,358
Gannett Co., Inc. 6%, 5/4/00 ...........    A-1+         5,560          5,557,220
Corporate Asset Funding Co., Inc.
6.06%, 5/5/00 ..........................    A-1+        10,000          9,993,267
American Home Products Corp.
6.04%, 5/8/00 ..........................    A-1          5,000          4,994,128
Albertson's, Inc. 6.01%, 5/9/00 ........    A-1          5,000          4,993,322
Greenwich Funding Corp. 6.05%,
5/10/00 ................................    A-1+           680            678,972
Vermont American Corp. 6%,
5/10/00 ................................    A-1+         5,000          4,992,500
Merrill Lynch & Co., Inc. 6.03%,
5/11/00 ................................    A-1+         8,450          8,435,846
Dupont (E.I.) de Nemours & Co. 6%,
5/18/00 ................................    A-1+         4,800          4,786,400
Special Purpose Accounts Receivable
Cooperative Corp. 6.10%, 5/19/00 .......    A-1          3,000          2,990,850
Asset Securitization Corp. 6.05%,
5/22/00 ................................    A-1+         3,600          3,587,295
Enterprise Funding Corp. 6.17%,
5/22/00 ................................    A-1+        10,000          9,964,008
Kimberly-Clark Corp. 6%, 5/23/00 .......    A-1+         5,000          4,981,667
Pitney Bowes, Inc. 6.01%, 5/23/00 ......    A-1+         5,000          4,981,636
Dupont (E.I.) de Nemours & Co. 6%,
5/24/00 ................................    A-1+         2,495          2,485,436
Enterprise Funding Corp. 6.08%,
5/24/00 ................................    A-1+           635            632,533
General Electric Capital Corp. 6.01%,
5/24/00 ................................    A-1+         5,000          4,980,801
Kimberly-Clark Corp. 6.01%, 5/25/00         A-1+         5,000          4,979,967
SBC Communications, Inc. 6.05%,
5/26/00 ................................    A-1+         5,000          4,978,993
Potomac Electric Power Co. 6.02%,
5/30/00 ................................    A-1+         5,000          4,975,753
Wal-Mart Stores, Inc. 6.02%,
5/31/00 ................................    A-1+         9,000          8,954,850
Coca-Cola Co. 6.05%, 6/2/00 ............    A-1          2,500          2,486,556



                                           STANDARD      PAR
                                           & POOR'S     VALUE
                                            RATING      (000)             VALUE
                                          ----------  ---------  ----------------------
Commercial Paper--continued
American Home Products Corp.
6.02%, 6/5/00 ..........................    A-1        $ 5,000      $   4,970,736
Lexington Parker Capital Co. LLC
6.12%, 6/5/00 ..........................    A-1          5,000          4,970,250
SBC Communications, Inc. 6.10%,
6/8/00 .................................    A-1+         1,953          1,940,425
BellSouth Telecommunications, Inc.
6.08%, 6/9/00 ..........................    A-1+        10,000          9,934,133
Wal-Mart Stores, Inc. 6.04%,
6/13/00 ................................    A-1+         4,955          4,919,252
Special Purpose Accounts Receivable
Cooperative Corp. 6.16%, 6/19/00 .......    A-1+         5,000          4,958,078
General Electric Capital Corp. 6.04%,
6/29/00 ................................    A-1+         3,800          3,762,384
Preferred Receivables Funding Corp.
6.17%, 9/14/00 .........................    A-1          2,500          2,441,728
                                                                    -------------
                                                                      180,536,071
                                                                    -------------
Federal Agency Securities--0.7%
Fannie Mae Discount Note 5.93%,
5/16/00 ................................                 5,000          4,987,646
FHLMC Discount Note 5.96%,
5/30/00 ................................                 5,000          4,975,994
FHLMC Discount Note 6.05%,
6/15/00 ................................                 3,475          3,448,720
FHLMC Discount Note 6.025%,
6/20/00 ................................                 5,000          4,958,160
FHLMC Discount Note 5.973%,
6/22/00 ................................                 5,000          4,956,862
                                                                 ----------------
                                                                       23,327,382
                                                                 ----------------
- ---------------------------------------------------------------------------------
Total Short-Term Obligations
(Identified cost $203,863,453)                                        203,863,453
- ---------------------------------------------------------------------------------
Total Investments--100.8%
(Identified cost $2,135,613,958)                                    3,268,504,869(a)
Cash and receivables, less liabilities--(0.8%)
                                                                      (26,921,174)
                                                                 ----------------
NET ASSETS--100.0%                                                 $3,241,583,695
                                                                 ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,206,333,136 and gross depreciation of $73,535,232 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $2,135,706,965.
(b) Non-income producing.


                       See Notes to Financial Statements.
14

Phoenix-Engemann Capital Growth Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000
                                  (Unaudited)

Assets
Investment securities at value
  (Identified cost $2,135,613,958)                          $3,268,504,869
Short-term investments held as collateral
  for loaned securities                                         39,378,044
Cash                                                                52,932
Receivables
     Fund shares sold                                              608,211
     Investment securities sold                                  2,859,585
     Interest and dividends                                        855,019
Prepaid expenses                                                    33,465
                                                            --------------
         Total assets                                        3,312,292,125
                                                            --------------
Liabilities
Payables
     Collateral on securities loaned                            39,378,044
     Fund shares repurchased                                     2,707,673
     Investment securities purchased                            25,542,490
     Investment advisory fee                                     1,700,916
     Distribution fee                                              724,955
     Transfer agent fee                                            419,839
     Financial agent fee                                            60,842
     Trustees' fee                                                   6,165
Accrued expenses                                                   167,506
                                                            --------------
    Total liabilities                                           70,708,430
                                                            --------------
Net Assets                                                  $3,241,583,695
                                                            ==============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $1,906,099,099
Undistributed net investment loss                               (7,459,913)
Accumulated net realized gain                                  210,053,598
Net unrealized appreciation                                  1,132,890,911
                                                            --------------
Net Assets                                                  $3,241,583,695
                                                            ==============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $3,130,194,588)          100,251,368
Net asset value per share                                   $        31.22
Offering price per share $31.22/(1-5.75%)                   $        33.12
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $111,389,107)              3,712,086
Net asset value and offering price per share                $        30.01

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (Unaudited)


Investment Income
Dividends                                                   $  5,826,486
Interest                                                       3,836,872
Security lending                                                 211,138
Foreign taxes withheld                                           (21,382)
                                                            ------------
    Total investment income                                    9,853,114
                                                            ------------
Expenses
Investment advisory fee                                       10,408,020
Distribution fee, Class A                                      3,889,461
Distribution fee, Class B                                        545,685
Financial agent fee                                              350,884
Transfer agent                                                 1,782,613
Printing                                                         172,300
Custodian                                                         78,019
Professional                                                      30,211
Registration                                                      20,476
Trustees                                                          12,252
Miscellaneous                                                     24,931
                                                            ------------
    Total expenses                                            17,314,852
    Custodian fees paid indirectly                                (1,825)
                                                            ------------
    Net expenses                                              17,313,027
                                                            ------------
Net Investment loss                                           (7,459,913)
                                                            ------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                              210,258,322
Net change in unrealized appreciation (depreciation) on
  investments                                                324,914,819
                                                            ------------
Net gain on investments                                      535,173,141
                                                            ------------
Net Increase in net assets resulting from
  operations                                                $527,713,228
                                                            ============





                       See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund


                      STATEMENT OF CHANGES IN NET ASSETS




                                                                                       Six Months
                                                                                          Ended
                                                                                         4/30/00            Year Ended
                                                                                       (Unaudited)           10/31/99
                                                                                   ------------------   ------------------
From Operations
 Net investment income (loss)                                                        $   (7,459,913)      $   (7,296,538)
 Net realized gain (loss)                                                               210,258,322          360,181,527
 Net change in unrealized appreciation (depreciation)                                   324,914,819          360,915,113
                                                                                     --------------       --------------
 Increase (decrease) in net assets resulting from operations                            527,713,228          713,800,102
                                                                                     --------------       --------------
From Distributions to Shareholders
 Net realized gains, Class A                                                           (345,471,084)        (230,032,244)
 Net realized gains, Class B                                                            (12,455,154)          (7,477,746)
                                                                                     --------------       --------------
 Decrease in net assets from distributions to shareholders                             (357,926,238)        (237,509,990)
                                                                                     --------------       --------------
From Share Transactions
Class A
 Proceeds from sales of shares (6,662,241 and 10,503,608 shares, respectively)          206,798,226          288,870,150
 Net asset value of shares issued from reinvestment of distributions
  (10,231,993 and 8,345,723 shares, respectively)                                       310,029,987          213,735,576
 Cost of shares repurchased (11,884,490 and 21,165,765 shares, respectively)           (371,204,005)        (583,643,137)
                                                                                     --------------       --------------
Capital contribution from Adviser (See Note 2)                                                   --            4,561,466
                                                                                     --------------       --------------
Total                                                                                   145,624,208          (76,475,945)
                                                                                     --------------       --------------
Class B
 Proceeds from sales of shares (319,728 and 754,665 shares, respectively)                 9,535,881           20,206,456
 Net asset value of shares issued from reinvestment of distributions
  (374,579 and 276,189 shares, respectively)                                             10,937,702            6,893,757
 Cost of shares repurchased (398,275 and 731,422 shares, respectively)                  (12,005,341)         (19,645,641)
Capital contribution from Adviser (See Note 2)                                                   --              158,551
                                                                                     --------------       --------------
Total                                                                                     8,468,242            7,613,123
                                                                                     --------------       --------------
Increase (decrease) in net assets from share transactions                               154,092,450          (68,862,822)
                                                                                     --------------       --------------
Net increase (decrease) in net assets                                                   323,879,440          407,427,290
Net Assets
 Beginning of period                                                                  2,917,704,255        2,510,276,965
                                                                                     --------------       --------------
 End of period (including undistributed net investment income (loss)
  of ($7,459,913 and $0, respectively)                                               $3,241,583,695       $2,917,704,255
                                                                                     ==============       ==============


                       See Notes to Financial Statements
16

Phoenix-Engemann Capital Growth Fund

                             FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                              CLASS A
                                            --------------------------------------------
                                                  Six Months
                                                     Ended          Year Ended October 31
                                                    4/30/00         ---------------------
                                                  (Unaudited)               1999
Net asset value, beginning of period            $     29.61              $   24.95
Income from investment operations(3)
 Net investment income (loss)                         (0.07)(2)              (0.06)(2)
 Net realized and unrealized gain (loss)               5.38                   7.06
                                                -----------              ------------
  Total from investment operations                     5.31                   7.00
                                                -----------              ------------
Less distributions
 Dividends from net investment income                    --                     --
 Dividends from net realized gains                    (3.70)                 (2.39)
                                                -----------              ------------
  Total distributions                                 (3.70)                 (2.39)
                                                -----------              ------------
Capital contribution from Adviser                        --                   0.05
                                                -----------              ------------
Change in net asset value                              1.61                   4.66
                                                -----------              ------------
Net asset value, end of period                  $     31.22              $   29.61
                                                ===========              ============
Total return(1)                                        6.48%(7)              29.76%(4)
Ratios/supplemental data:
 Net assets, end of period (thousands)          $ 3,130,195              $2,819,742
Ratio to average net assets of:
 Operating expenses                                    1.05%(5)(6)            1.07%(5)
 Net investment income                                (0.44%)(6)             (0.23)%
Portfolio turnover                                       42%(7)                100%


                                                                            CLASS A
                                            ------------------------------------------------------------------------
                                                                     Year Ended October 31
                                            ------------------------------------------------------------------------
                                                   1998                1997               1996             1995
Net asset value, beginning of period            $  27.83            $  26.87           $  24.92         $   21.24
Income from investment operations(3)
 Net investment income (loss)                      (0.06)(2)            0.14 (2)           0.20 (2)          0.26
 Net realized and unrealized gain (loss)            2.73                5.62               3.63              4.53
                                                ----------          -----------        -----------      ---------
  Total from investment operations                  2.67                5.76               3.83              4.79
                                                ----------          -----------        -----------      ---------
Less distributions
 Dividends from net investment income                 --               (0.21)             (0.25)            (0.30)
 Dividends from net realized gains                 (5.55)              (4.59)             (1.63)            (0.81)
                                                ----------          -----------        -----------      ---------
  Total distributions                              (5.55)              (4.80)             (1.88)            (1.11)
                                                ----------          -----------        -----------      ---------
Capital contribution from Adviser                     --                  --                 --                --
                                                ----------          -----------        -----------      ---------
Change in net asset value                          (2.88)               0.96               1.95              3.68
                                                ----------          -----------        -----------      ---------
Net asset value, end of period                 $   24.95            $  27.83           $  26.87         $   24.92
                                               ===========          ===========        ===========      =========
Total return(1)                                    12.26%              24.81%             16.34%            23.91%
Ratios/supplemental data:
 Net assets, end of period (thousands)         $2,434,217           $2,518,289         $2,347,471      $2,300,251
Ratio to average net assets of:
 Operating expenses                                 1.08%               1.10%              1.17%             1.20%
 Net investment income                             (0.22)%              0.53%              0.80%             0.92%
Portfolio turnover                                   110%                196%               116%              109%

                                                            CLASS B
                                            ----------------------------------------
                                                                       Year Ended
                                                  Six Months             October
                                                     Ended                 31
                                                    4/30/00         ----------------
                                                  (Unaudited)             1999
Net asset value, beginning of period            $     28.68            $   24.40
Income from investment operations(3)
 Net investment income (loss)                         (0.18)(2)            (0.26)(2)
 Net realized and unrealized gain (loss)               5.21                 6.88
                                                -----------            ---------
  Total from investment operations                     5.03                 6.62
                                                -----------            ---------
Less distributions
 Dividends from net investment income                    --                   --
 Dividends from net realized gains                    (3.70)               (2.39)
                                                -----------            ---------
  Total distributions                                 (3.70)               (2.39)
                                                -----------            ---------
Capital contribution from Adviser                        --                 0.05
                                                -----------            ---------
Change in net asset value                              1.33                 4.28
                                                -----------            ---------
Net asset value, end of period                  $     30.01            $   28.68
                                                ===========            =========
Total return(1)                                        6.31%(7)            28.80%(4)
Ratios/supplemental data:
Net assets, end of period (thousands)           $   111,389            $  97,963
Ratio to average net assets of:
 Operating expenses                                    1.80%(5)(6)          1.82%(5)
 Net investment income (loss)                        (1.19)%(6)           (0.99)%
Portfolio turnover                                        42%(7)              100%

                                                                       CLASS B
                                            --------------------------------------------------------------
                                                                Year Ended October 31
                                            --------------------------------------------------------------
                                                  1998              1997             1996          1995
Net asset value, beginning of period           $   27.51         $   26.63        $ 24.74       $ 21.19
Income from investment operations(3)
 Net investment income (loss)                      (0.24)(2)         (0.06)(2)         --(2)         --
 Net realized and unrealized gain (loss)            2.68              5.57           3.61          4.60
                                               ---------         ---------        --------      -------
  Total from investment operations                  2.44              5.51           3.61          4.60
                                               ---------         ---------        --------      -------
Less distributions
 Dividends from net investment income                 --             (0.04)         (0.09)        (0.24)
 Dividends from net realized gains                 (5.55)            (4.59)         (1.63)        (0.81)
                                               ---------         ---------        --------      -------
  Total distributions                              (5.55)            (4.63)         (1.72)        (1.05)
                                               ---------         ---------        --------      -------
Capital contribution from Adviser                     --                --             --            --
                                               ---------         ---------        --------      -------
Change in net asset value                          (3.11)             0.88           1.89          3.55
                                               ---------         ---------        --------      -------
Net asset value, end of period                 $   24.40         $   27.51        $ 26.63       $ 24.74
                                               =========         =========        ========      =======
Total return(1)                                    11.41%            23.89%         15.48%        23.02%
Ratios/supplemental data:
Net assets, end of period (thousands)          $  76,060         $  68,022        $45,326       $20,111
Ratio to average net assets of:
 Operating expenses                                 1.83%             1.85%          1.93%         1.97%
 Net investment income (loss)                      (0.97)%           (0.25)%         0.01%         0.01%
Portfolio turnover                                   110%              196%           116%          109%

(1) Maximum sales load is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.
(4) Total return includes the effect of the capital contribution from the Adviser. (See Note 2). Without this contribution total return would have been 29.54% and 28.58% for Class A and Class B, respectively.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Annualized.
(7) Not annualized.


                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund


                         INVESTMENTS AT APRIL 30, 2000
                                  (Unaudited)




                                                                PAR
                                                MOODY'S        VALUE
                                                 RATING        (000)            VALUE
                                               ---------   ------------   ----------------
ASSET-BACKED SECURITIES--0.7%
Pennant CBO Ltd. 144A 1A, D 13.43%,
3/14/11(b) .................................      Ba         $ 3,000      $2,945,156
- ------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Identified cost $2,918,050)                                               2,945,156
- ------------------------------------------------------------------------------------
CORPORATE BONDS--60.3%
Auto Parts & Equipment--0.3%
Cambridge Industries, Inc. Series B
10.25%, 7/15/07 ............................      Ca           5,000       1,250,000
Broadcasting (Television, Radio & Cable)--5.2%
Adelphia Communications Corp. 9.50%,
3/1/05 .....................................      B            3,550       3,443,500
CSC Holdings, Inc. 7.625%, 7/15/18 .........      Ba           4,000       3,470,000
Charter Communications Holdings LLC
8.625%, 4/1/09 .............................      B            5,000       4,393,750
EchoStar Communications Corp.
9.375%, 2/1/09 .............................      B            4,900       4,777,500
Production Resource Group 11.50%,
1/15/08 ....................................     Caa           3,000       1,065,000
UnitedGlobalCom, Inc. Series B 0%,
2/15/08 (d) ................................      B            8,000       5,240,000
                                                                          ----------
                                                                          22,389,750
                                                                          ----------
Building Materials--0.7%
Nortek, Inc. 9.875%, 3/1/04 ................      B            3,000       2,850,000
                                                                          ----------
Communications Equipment--7.5%
Earthweb 7%, 1/25/05 .......................      NR           1,000         600,000
McLeodUSA, Inc. 8.125%, 2/15/09 ............      B            1,900       1,714,750
Metromedia Fiber Network, Inc. 10%
12/15/09 ...................................      B            5,100       4,519,587
Metromedia Fiber Network, Inc. Series
B 10%, 11/15/08 ............................      B            3,880       3,705,400
Park N View, Inc. Series B 13%,
5/15/08 ....................................      B            4,000       2,400,000
Spectrasite Holdings, Inc. 144A
10.75%, 3/15/10 (b) ........................      B              500         495,000
Spectrasite Holdings, Inc. 144A
0%, 3/15/10 (b)(d) .........................      B            9,800       5,120,500
Stellex Industries, Inc. Series B 9.50%,
11/1/07 ....................................     Caa           8,500       4,717,500
Telecorp PCS, Inc. 144A
0%, 4/15/09(b)(d) ..........................      B            7,000       4,620,000
Williams Communications Group, Inc.
10.875%, 10/1/09 ...........................      B            4,000       4,040,000
                                                                          ----------
                                                                          31,932,737
                                                                          ----------



                                                                PAR
                                                MOODY'S        VALUE
                                                 RATING        (000)            VALUE
                                               ---------   ------------   ----------------
Computers (Networking)--0.6%
Psinet Inc. 11%, 8/1/09 ....................      B          $ 3,000     $ 2,655,000
                                                                         -----------
Computers (Software & Services)--2.8%
At Home Corp. 144A 4.75%, 12/15/06(b)             B            4,000       2,700,000
Globix Corp. 144A 12%, 2/1/10(b) ...........      NR           3,500       3,062,500
WAM!NET, Inc. Series B 0%, 3/1/05(d) .......   CCC+(c)        11,000       6,105,000
                                                                         -----------
                                                                          11,867,500
                                                                         -----------
Containers (Metal & Glass) -- 1.4%
Portola Packaging, Inc. 10.75%,
10/1/05 ....................................      B            7,000       6,125,000
                                                                         -----------
Gaming, Lottery & Pari-mutuel Companies--2.6%
Capital Gaming International, Inc. 12%,
5/28/01 ....................................      NR               2             427
Horseshoe Gaming Holdings Series B
8.625%, 5/18/09 ............................      B            3,500       3,298,750
Horseshoe Gaming LLC Series B ..............
9.375%, 6/15/07 ............................      B            2,450       2,394,875
Isle of Capri Casinos 8.75%, 4/15/09 .......      B              325         294,938
Waterford Gaming LLC 144A 9.50%,
3/15/10(b) .................................      B            5,224       5,041,160
                                                                         -----------
                                                                          11,030,150
                                                                         -----------
Health Care (Drugs-Major Pharmaceuticals)--0.6%
Schein Pharmaceutical, Inc. 9.04%,
12/15/04(d) ................................     Caa           2,800       2,464,000
                                                                         -----------
Health Care (Generic and Other)--0.9%
ICN Pharmaceuticals, Inc. Series B
9.25%, 8/15/05 .............................      Ba           4,000       3,910,000
                                                                         -----------
Health Care (Medical Products & Supplies)--1.0%
Fresenius Medical Care 9.25%,
12/01/06 ...................................      Ba           4,400       4,114,000
                                                                         -----------
Homebuilding--1.5%
Beazer Homes USA, Inc. 9%, 3/1/04 ..........      Ba           3,000       2,775,000
K.Hovnanian Enterprises, Inc. 9.125%,
5/1/09 .....................................      Ba           4,000       3,500,000
                                                                         -----------
                                                                           6,275,000
                                                                         -----------
Insurance (Multi-Line)--0.7%
Willis Corroon Corp. 9%, 2/1/09 ............      Ba           4,000       3,040,000
                                                                         -----------
Leisure Time (Products)--2.2%
Bally Total Fitness Holding Corp.
Series D 9.875%, 10/15/07 ..................      B            6,700       6,164,000
Venetian Casino Resort LLC 10%,
11/15/05(d) ................................     Caa           3,500       3,150,000
                                                                         -----------
                                                                           9,314,000
                                                                         -----------

                       See Notes to Financial Statements
18

Phoenix-Goodwin High Yield Fund




                                                                                          PAR
                                                                          MOODY'S        VALUE
                                                                           RATING        (000)            VALUE
                                                                         ---------   ------------   ----------------
Metals Mining--0.0%
NSM Steel Ltd. Series B 144A
12.25%, 2/1/08 (b)(e)(f) .............................................   Ca            $ 7,500      $   112,500
                                                                                                    -----------
Oil & Gas (Exploration & Production) --1.3%
Benton Oil & Gas Co. 11.625%,
5/1/03 ...............................................................   B               8,375        5,590,313
                                                                                                    -----------
Oil (Domestic Integrated)--1.3%
RBF Finance Co. 11.375%, 3/15/09 .....................................   Ba              5,000        5,350,000
                                                                                                    -----------
Paper & Forest Products--2.8%
Buckeye Technologies, Inc. 8%,
10/15/10 .............................................................   Ba              6,765        6,173,063
S.D. Warren Co. PIK 14%, 12/15/06 ....................................   NR              5,330        5,889,925
                                                                                                    -----------
                                                                                                     12,062,988
                                                                                                    -----------
Personal Care--0.8%
Revlon Consumer Products Corp.
8.125%, 2/1/06 .......................................................   Caa             2,000        1,430,000
Revlon Consumer Products Corp.
9%, 11/1/06 ..........................................................   Caa             3,000        2,175,000
                                                                                                    -----------
                                                                                                      3,605,000
                                                                                                    -----------
Photography/Imaging--2.6%
Anacomp, Inc. Series B 10.875%,
4/1/04 ...............................................................   B               5,200        4,810,000
Anacomp, Inc. Series D 10.875%,
4/1/04 ...............................................................   B               6,900        6,382,500
                                                                                                    -----------
                                                                                                     11,192,500
                                                                                                    -----------
Retail (Specialty)--1.3%
Musicland Group, Inc. 9%, 6/15/03 ....................................   B               5,100        4,590,000
Musicland Group, Inc. Series B
9.875%, 3/15/08 ......................................................   B               1,000          820,000
                                                                                                    -----------
                                                                                                      5,410,000
                                                                                                    -----------
Services (Advertising/Marketing)--1.5%
Lamar Media Corp. 9.25%, 8/15/07 .....................................   B               6,500        6,370,000
                                                                                                    -----------
Services (Commercial & Consumer)--3.8%
Fisher Scientific International, Inc.
9%, 2/1/08 ...........................................................   B               4,000        3,700,000
Service Corporation International 7%,
6/1/15 ...............................................................   Ba              5,400        3,996,000
United Rentals, Inc. Series B 9.25%,
1/15/09 ..............................................................   B               2,000        1,815,000
United Rentals, Inc. Series B 9.50%,
6/1/08 ...............................................................   B               7,125        6,555,000
                                                                                                    -----------
                                                                                                     16,066,000
                                                                                                    -----------
Telecommunications (Cellular/Wireless)--1.2%
Alamosa PCS Holdings, Inc. 0%,
2/15/10(d) ...........................................................   Caa             4,500        2,362,500



                                                                                          PAR
                                                                          MOODY'S        VALUE
                                                                           RATING        (000)            VALUE
                                                                         ---------   ------------   ----------------
Telecommunications (Cellular/Wireless)--continued
Triton PCS, Inc. 0%, 5/1/08(d) .......................................   B             $ 3,000      $ 2,167,500
VoiceStream Wireless Holdings 144A
10.375%, 11/15/09(b) .................................................   B                 500          510,000
                                                                                                    -----------
                                                                                                      5,040,000
                                                                                                    -----------
Telecommunications (Long Distance)--11.5%
Interamericas Communications Corp.
14%, 10/27/07 ........................................................   NR             10,000       10,550,000
KMC Telecom Holdings, Inc. 0%,
2/15/08(d) ...........................................................   Caa             8,000        3,970,000
KMC Telecom Holdings, Inc. 13.5%,
5/15/09 ..............................................................   Caa             3,000        2,685,000
Level 3 Communications, Inc. 144A
10.75%, 3/15/08(b) ...................................................   B               5,000        4,385,405
NTL Communications Corp. 144A
5.75%, 12/15/09(b) ...................................................   CCC(c)          3,500        3,101,875
NTL Communications Corp. Series B
9.25%, 11/15/06 ......................................................   NR              9,000        7,975,742
NTL, Inc. Series B, 0%, 2/1/06(d) ....................................   B               9,100        8,417,500
RCN Corp. 0%, 10/15/07(d) ............................................   B               7,750        4,979,375
Splitrock Services, Inc. Series B
11.75%, 7/15/08 ......................................................   NR              3,000        3,195,000
                                                                                                    -----------
                                                                                                     49,259,897
                                                                                                    -----------
Telephone--1.4%
Pathnet, Inc. 12.25%, 4/15/08 ........................................   NR              5,825        3,873,625
Teligent, Inc. 11.50%, 12/1/07 .......................................   Caa             2,500        2,162,500
                                                                                                    -----------
                                                                                                      6,036,125
                                                                                                    -----------
Textiles (Apparel)--0.3%
Collins & Aikman Products Co.
11.50%, 4/15/06 ......................................................   B               1,340        1,319,900
                                                                                                    -----------
Truckers--1.9%
American Commercial Lines LLC
Series B 10.25%, 6/30/08 .............................................   B               3,600        3,006,000
Sea Containers Ltd. Series B
7.875%, 2/15/08 ......................................................   Ba              8,000        5,200,000
                                                                                                    -----------
                                                                                                      8,206,000
                                                                                                    -----------
Waste Management--0.6%
Allied Waste North America, Inc.
Series B 10%, 8/1/09 .................................................   B               4,000        2,730,000
- ---------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Identified cost $303,425,753)                                                                      257,568,360
- ---------------------------------------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--4.5%
First Chicago/Lennar Trust 97-CHL1,
E 144A 8.07%, 2/28/11(b)(d) ..........................................   B(c)           10,000        7,160,938

                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund




                                                             PAR
                                                 MOODY'S     VALUE
                                                 RATING      (000)               VALUE
                                                 ---------   ------------   ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--(Continued)
SASCO Floating Rate Commercial
Mortgage 98-C3A, 144A H 6.675%,
4/25/03(b)(d) ................................   Ba             $8,000     $ 7,505,000
Salomon Brothers Mortgage Securities
VII 95-C, 1 144A 7.183%, 9/30/08(b)(d) .......   B               5,525       4,713,896
- --------------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(Identified cost $19,472,123)                                               19,379,834
- --------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS--18.3%
Argentina--1.9%
Cablevision Series SA, 13.75%, 5/1/09            B               3,000       2,880,000
Imasac SA 144A 11%, 5/2/05(b) ................   B               3,230       2,196,400
Multicanal SA 13.125%, 4/15/09 ...............   B               3,000       3,033,750
                                                                           -----------
                                                                             8,110,150
                                                                           -----------
Bahamas--0.8%
Sun International Hotels Ltd. 8.625%,
12/15/07 .....................................   Ba              3,000       2,685,000
Sun International Hotels Ltd. 9%,
3/15/07 ......................................   Ba              1,000         925,000
                                                                           -----------
                                                                             3,610,000
                                                                           -----------
Brazil--2.5%
Globo Communicacoes e Participacoes
SA 144A 10.625%, 12/5/08(b) ..................   B               3,500       2,887,500
Globo Communicacoes e Participacoes
SA RegS 144A 10.50%,12/20/06(b) ..............   B               5,000       4,200,000
Localiza Rent a Car 10.25%, 10/1/05 ..........   B               5,000       3,625,000
                                                                           -----------
                                                                            10,712,500
                                                                           -----------
Canada--3.4%
Clearnet Communications, Inc. 0%,
12/15/05(d) ..................................   B               4,000       4,080,000
Clearnet Communications, Inc. 0%,
5/1/09(d) ....................................   B               4,000       2,340,000
GT Group Telecom 144A 0%,
2/1/10(b)(d) .................................   Caa             5,450       2,915,750
Hurricane Hydrocarbons Ltd. 144A
11.75%, 11/1/04(b)(e)(f) .....................   C               5,778       5,344,502
                                                                           -----------
                                                                            14,680,252
                                                                           -----------
Cayman Islands--0.5%
Battery Park CDO Ltd. Series 5 144A
15.407%, 2/10/11 (b) .........................   B               2,000       1,910,000
                                                                           -----------
Greece--0.6%
Fage Dairy Industries SA 9%, 2/1/07 ..........   B               3,000       2,508,750
                                                                           -----------
Indonesia--0.6%
APP Finance II Mauritius Ltd. 12%,
12/29/49(d) ..................................   Caa             4,900       2,744,000
                                                                           -----------



                                                             PAR
                                                 MOODY'S     VALUE
                                                 RATING      (000)               VALUE
                                                 ---------   ------------   ---------------
Mexico--3.5%
Alestra SA de RL de C.V. 144A
12.125%, 5/15/06(b) ..........................   B              $5,000      $4,812,500
Grupo Industrial Durango 12.625%,
8/1/03 .......................................   B               2,000       2,015,000
Grupo Iusacell SA 144A 14.25%,
12/1/06(b) ...................................   B               1,380       1,445,550
Maxcom Telecomunicaciones 144A
13.75%, 4/1/07(b) ............................   NR              4,000       3,910,000
Vicap SA 11.375%, 5/15/07 ....................   Ba              3,000       2,812,500
                                                                            ----------
                                                                            14,995,550
                                                                            ----------
Netherlands--0.8%
United Pan-Europe Communications
144A 11.25%, 11/1/09(b) ......................   B               4,000       3,461,210
                                                                            ----------
Poland--0.3%
Poland Telecom Finance Series B 14%,
12/1/07 ......................................   NR              5,000       1,150,000
                                                                            ----------
South Korea--0.9%
Hyundai Semiconductor 144A 8.25%,
5/15/04(b) ...................................   Ba              4,000       3,625,000
                                                                            ----------
United Kingdom--2.5%
Atlantic Telecom Group PLC 144A 13%,
1/15/10(b)(h) ................................   B               3,125       2,819,189
Colt Telecom Group 144A 7.625%,
12/15/09(b) ..................................   B               6,000       5,153,136
Jazztel PLC 144A 13.125%,
12/15/09(b) ..................................   Caa             3,000       2,733,759
                                                                            ----------
                                                                            10,706,084
                                                                            ----------
- --------------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(Identified cost $89,140,997)                                               78,213,496
- ---------------------------------------------------------------------------------------
FOREIGN CONVERTIBLE BONDS--1.6%
Russia--1.6%
Lukinter Finance Lukoil Cv. 144A 1%,
11/3/03(b) ...................................   CCC-(c)         7,500       6,862,500
                                                                            ----------
- --------------------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(Identified cost $8,114,688)                                                 6,862,500
- --------------------------------------------------------------------------------------


                                   SHARES
                                  --------
PREFERRED STOCKS--4.4%
Telecommunications (Cellular/Wireless)--2.2%
Dobson Communications Corp.
12.125% .......................   15,464     1,530,983
Dobson Communications Corp. 13%   20,650     2,114,044


                       See Notes to Financial Statements
20

                        Phoenix-Goodwin High Yield Fund




                                                  SHARES          VALUE
                                               ------------  --------------
Telecommunications (Cellular/Wireless)--(Continued)
Nextel Communications, Inc. Series
D PIK 13% ...................................      53,399     $  5,526,779
                                                              ------------
                                                                 9,171,806
                                                              ------------
Telecommunications (Long Distance)--1.4%
Global Crossing Holdings Ltd. PIK
10.50% ......................................      62,500        6,125,000
                                                              ------------
Telephone--0.8%
IXC Communications, Inc. Series B
PIK 12.50% ..................................      34,053        3,498,897
                                                              ------------
- --------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Identified cost $19,028,853)                                   18,795,703
- --------------------------------------------------------------------------
COMMON STOCKS--2.2%
Shipping--0.1%
Hvide Marine, Inc.(e) .......................      81,666          541,037
                                                              ------------
Specialty Printing--0.0%
Sullivan Holdings, Inc. Class C(e)(f)(g) ....          76                0
                                                              ------------
Telecommunications (Long Distance)--2.1%
FirstCom Corp.(e) ...........................     357,500        7,418,125
McLeodUSA, Inc. Class A(e) ..................      54,863        1,371,586
                                                              ------------
                                                                 8,789,711
                                                              ------------
- --------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Identified cost $4,470,858)                                     9,330,748
- --------------------------------------------------------------------------
FOREIGN COMMON STOCKS--0.2%
Telecommunications (Long Distance)--0.2%
AT&T Canada, Inc. (Canada)(e) ...............      13,716          584,645
                                                              ------------
- --------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(Identified cost $106,428)                                         584,645
- --------------------------------------------------------------------------
WARRANTS--0.2%
Communications Equipment--0.1%
Loral Space & Communications, Inc.
Warrants(e) .................................       8,000           72,000
Park N View, Inc. Warrants(e) ...............       4,000          240,000
                                                              ------------
                                                                   312,000
                                                              ------------
Computers (Software & Services)--0.1%
  WAM!NET, Inc. Warrants(e) .................      33,000          383,625
                                                              ------------

                                                 SHARES          VALUE
                                                 -------     ------------
  Gaming, Lottery & Pari-mutuel Companies--0.0%
  Capital Gaming International, Inc.
  Warrants(e)(g) ............................         410     $          0
                                                              ------------
  Metals Mining--0.0%
  NSM Steel Ltd. 144A Warrants(b)(e)(g)......   4,748,195           47,482
                                                              ------------
  Telecommunications (Long Distance)--0.0%
  KMC Telecom Holdings, Inc. 144A
  Warrants(b)(e) ............................       8,000           16,000
  Poland Telecom Finance 144A
  Warrants(b)(e) ............................       5,000                0
                                                              ------------
                                                                    16,000
                                                              ------------
  Telephone--0.0%
  Atlantic Telecom Group Warrants(e) ........       3,125          142,383
  Pathnet, Inc. 144A Warrants(b)(e) .........       6,000           60,000
                                                              ------------
                                                                   202,383
                                                              ------------

- --------------------------------------------------------------------------
  TOTAL WARRANTS
  (Identified cost $1,761)                                         961,490
- --------------------------------------------                  ------------

- --------------------------------------------------------------------------
  TOTAL LONG-TERM INVESTMENTS--92.4%
  (Identified cost $446,679,511) ............                  394,641,932
- ---------------------------------------------                 ------------


                                       STANDARD      PAR
                                       & POOR'S     VALUE
                                        RATING      (000)
                                      ----------  ---------
SHORT-TERM OBLIGATIONS--4.2%
Commercial Paper--4.2%
American Home Products Corp,
6.07%, 5/1/00 ......................    A-1        $8,108           8,108,000
Potomac Electric Power Co. 6.06%,
5/1/00 .............................    A-1         2,130           2,130,000
McDonald's Corp. 6.05%, 5/5/00 .....    A-1+        7,715           7,709,814
                                                                    ---------
- -----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $17,947,814)                                      17,947,814
- -------------------------------------                              ----------
TOTAL INVESTMENTS--96.6%
(Identified cost $464,627,325)                                    412,589,746(a)
Cash and receivables, less liabilities--3.4%                       14,729,746
                                                                  -----------
NET ASSETS--100.0%                                             $  427,319,492
                                                               ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $13,436,029 and gross depreciation of $65,746,049 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $464,899,766.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities amounted to a value of $105,874,408 or 24.8% of net assets.
(c) As rated by Standard & Poor's, Duff & Phelps or Fitch.
(d) Variable or step coupon security; interest rate reflects the rate currently in effect.
(e) Non-income producing.
(f) Security in default.
(g) Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(h) Par value represents Euro.

                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000
                                  (Unaudited)

Assets
  Investment securities at value
     (Identified cost $464,627,325)                         $  412,589,746
  Cash                                                              42,780
  Receivables
     Interest and dividends                                     10,697,653
     Investment securities sold                                  1,100,479
     Fund shares sold                                              116,641
  Net unrealized appreciation on swap agreements                 3,631,314
  Prepaid expenses                                                   7,041
                                                            --------------
       Total assets                                            428,185,654
                                                            --------------
Liabilities
  Payables
     Fund shares repurchased                                       318,985
     Investment advisory fee                                       232,645
     Distribution fee                                              124,589
     Transfer agent fee                                             96,395
     Financial agent fee                                            27,704
     Trustees' fee                                                   6,165
  Accrued expenses                                                  59,679
                                                            --------------
       Total liabilities                                           866,162
                                                            --------------

Net Assets                                                  $  427,319,492
                                                            ==============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $  583,145,865
Undistributed net investment income                              4,094,240
Accumulated net realized loss                                 (111,631,952)
Net unrealized depreciation                                    (48,288,661)
                                                            --------------
Net Assets                                                  $  427,319,492
                                                            ==============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $372,054,126)             49,749,979
Net asset value and offering price per share                $         7.48
Offering price per share $7.48/(1-4.75%)                    $         7.85
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $52,324,471)               7,030,536
Net asset value and offering price per share                $         7.44
Class C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,940,895)                  394,012
Net asset value and offering price per share                $         7.46

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (Unaudited)


Investment Income
Interest                                                    $  26,682,045
Dividends                                                         887,857
                                                            -------------
       Total investment income                                 27,569,902
                                                            -------------
Expenses
Investment advisory fee                                         1,511,735
Distribution fee, Class A                                         504,982
Distribution fee, Class B                                         289,939
Distribution fee, Class C                                          15,870
Financial agent fee                                               160,888
Transfer agent                                                    389,708
Printing                                                           42,067
Registration                                                       27,399
Custodian                                                          26,936
Professional                                                       13,888
Trustees                                                           11,000
Miscellaneous                                                      11,626
                                                            -------------
       Total expenses                                           3,006,038
       Custodian fees paid indirectly                             (19,621)
                                                            -------------
       Net expenses                                             2,986,417
                                                            -------------
Net Investment Income                                          24,583,485
                                                            -------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                               (10,220,956)
Net realized loss on foreign currency transactions               (609,070)
Net change in unrealized appreciation (depreciation) on
  investments                                                   2,177,051
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions              117,604
Net change in unrealized appreciation (depreciation on
  swap agreements                                               3,631,314
                                                            -------------
Net loss on investments                                        (4,904,057)
                                                            -------------
Net Increase in net assets resulting from operations        $  19,679,428
                                                            =============





                       See Notes to Financial Statements
22

Phoenix-Goodwin High Yield Fund


                      STATEMENT OF CHANGES IN NET ASSETS




                                                                                      Six Months
                                                                                         Ended
                                                                                        4/30/00          Year Ended
                                                                                      (Unaudited)         10/31/99
                                                                                   ----------------   ----------------
From Operations
 Net investment income (loss)                                                       $  24,583,485      $   49,328,746
 Net realized gain (loss)                                                             (10,830,026)        (35,956,557)
 Net change in unrealized appreciation (depreciation)                                   5,925,969          37,969,963
                                                                                    -------------      --------------
 Increase (decrease) in net assets resulting from operations                           19,679,428          51,342,152
                                                                                    -------------      --------------
From Distributions to Shareholders
 Net investment income, Class A                                                       (19,010,079)        (45,037,890)
 Net investment income, Class B                                                        (2,574,896)         (5,920,213)
 Net investment income, Class C                                                          (140,549)           (234,211)
                                                                                    -------------      --------------
 Decrease in net assets from distributions to shareholders                            (21,725,524)        (51,192,314)
                                                                                    -------------      --------------
From Share Transactions
Class A
 Proceeds from sales of shares (8,579,451 and 18,425,232 shares, respectively)         66,551,317         143,288,356
 Net asset value of share issued from reinvestment of distributions
  (1,373,334 and 3,230,108 shares, respectively)                                       10,618,750          25,061,675
 Cost of shares repurchased (12,127,376 and 26,344,264 shares, respectively)          (94,368,100)       (205,309,631)
                                                                                    -------------      --------------
Total                                                                                 (17,198,033)        (36,959,600)
                                                                                    -------------      --------------
Class B
 Proceeds from sales of shares (1,391,022 and 2,899,381 shares, respectively)          10,712,004          22,455,385
 Net asset value of share issued from reinvestment of distributions
  (115,982 and 278,064 shares, respectively)                                              893,409           2,147,868
 Cost of shares repurchased (2,409,834 and 3,357,007 shares, respectively)            (18,607,903)        (25,931,082)
                                                                                    -------------      --------------
Total                                                                                  (7,002,490)         (1,327,829)
                                                                                    -------------      --------------
Class C
 Proceeds from sales of shares (125,285 and 269,525 shares, respectively)                 972,089           2,100,156
 Net asset value of share issued from reinvestment of distributions
  (6,439 and 10,955 shares, respectively)                                                  50,177              84,719
 Cost of shares repurchased (143,251 and 96,278 shares, respectively)                  (1,112,439)           (745,241)
                                                                                    -------------      --------------
Total                                                                                     (90,173)          1,439,634
                                                                                    -------------      --------------
 Increase (decrease) in net assets from share transactions                            (24,290,696)        (36,847,785)
                                                                                    -------------      --------------
 Net increase (decrease) in net assets                                                (26,336,792)        (36,697,957)

Net Assets
 Beginning of period                                                                  453,656,284         490,354,241
                                                                                    -------------      --------------
 End of period [including undistributed net investment income (loss) of
  $4,094,240 and $1,236,279, respectively]                                          $ 427,319,492      $  453,656,284
                                                                                    =============      ==============



                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund


                             FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                            CLASS A
                                            ----------------------------------------
                                                  Six Months           Year Ended
                                                     Ended               October
                                                                           31
                                                    4/30/00         ----------------
                                                  (Unaudited)             1999
Net asset value, beginning of period            $      7.53            $    7.55
Income from investment operations
 Net investment income (loss)                          0.41                 0.76
 Net realized and unrealized gain (loss)              (0.09)                  --
                                                -----------            ---------
   Total from investment operations                    0.32                 0.76
                                                -----------            ---------
Less distributions
 Dividends from net investment income                 (0.37)               (0.78)
                                                -----------            ---------
   Total distributions                                (0.37)               (0.78)
                                                -----------            ---------
Change in net asset value                             (0.05)               (0.02)
                                                -----------            ---------
Net asset value, end of period                  $      7.48            $    7.53
                                                ===========            =========
Total return(1)                                        4.26%(3)            10.16%
Ratios/supplemental data:
Net assets, end of period (thousands)           $   372,054            $ 391,057
Ratio to average net assets of:
 Operating expenses                                    1.20%(2)(5)          1.16%(4)
 Net investment income                                10.67%(2)             9.71%
Portfolio turnover                                       39%(3)               73%


                                                                    CLASS A
                                            --------------------------------------------------------
                                                             Year Ended October 31
                                            --------------------------------------------------------
                                                 1998           1997          1996          1995
Net asset value, beginning of period          $  9.09         $  8.63       $  8.17       $  8.11
Income from investment operations
 Net investment income (loss)                    0.83            0.80          0.78          0.80
 Net realized and unrealized gain (loss)        (1.56)           0.46          0.46          0.04
                                             --------         -------       -------       -------
   Total from investment operations             (0.73)           1.26          1.24          0.84
                                             --------         -------       -------       -------
Less distributions
 Dividends from net investment income           (0.81)          (0.80)        (0.78)        (0.78)
                                             --------        --------      --------      --------
   Total distributions                          (0.81)          (0.80)        (0.78)        (0.78)
                                             --------        --------      --------      --------
Change in net asset value                       (1.54)           0.46          0.46          0.06
                                             --------        --------      --------      --------
Net asset value, end of period                $  7.55         $  9.09       $  8.63       $  8.17
                                             ========        ========      ========      ========
Total return(1)                                 (8.97)%         15.03%        15.95%        11.19%
Ratios/supplemental data:
Net assets, end of period (thousands)        $427,659        $532,906      $501,265      $507,855
Ratio to average net assets of:
 Operating expenses                              1.12%           1.11%         1.17%         1.21%
 Net investment income                           9.13%           8.76%         9.21%        10.01%
Portfolio turnover                                103%            167%          162%          147%

                                                            CLASS B
                                            ----------------------------------------
                                                  Six Months           Year Ended
                                                     Ended              October
                                                                           31
                                                    4/30/00         ----------------
                                                  (Unaudited)             1999
Net asset value, beginning of period            $      7.51            $    7.52
Income from investment operations
 Net investment income (loss)                          0.38                 0.70
 Net realized and unrealized gain (loss)              (0.10)                0.01
                                                -----------            ---------
   Total from investment operations                    0.28                 0.71
                                                -----------            ---------
Less distributions
 Dividends from net investment income                 (0.35)               (0.72)
                                                -----------            ---------
   Total distributions                                (0.35)               (0.72)
                                                -----------            ---------
Change in net asset value                             (0.07)               (0.01)
                                                -----------            ---------
Net asset value, end of period                  $      7.44            $    7.51
                                                ===========            =========
Total return(1)                                        3.74%(3)             9.37%
Ratios/supplemental data:
Net assets, end of period (thousands)           $    52,324            $  59,547
Ratio to average net assets of:
 Operating expenses                                    1.94%(2)(5)          1.91%(4)
 Net investment income                                 9.92%(2)             8.94%
Portfolio turnover                                       39%(3)               73%



                                                                  CLASS B
                                            ----------------------------------------------------
                                                           Year Ended October 31
                                            ----------------------------------------------------
                                                 1998           1997         1996        1995
Net asset value, beginning of period          $   9.07        $ 8.63       $ 8.19      $ 8.13
Income from investment operations
 Net investment income (loss)                     0.76          0.73         0.71        0.72
 Net realized and unrealized gain (loss)         (1.55)         0.46         0.45        0.07
                                             ---------        ------       ------      -------
   Total from investment operations              (0.79)         1.19         1.16        0.79
                                             ---------        ------       ------      -------
Less distributions
 Dividends from net investment income            (0.76)        (0.75)       (0.72)      (0.73)
                                             ---------       -------      -------     -------
   Total distributions                           (0.76)        (0.75)       (0.72)      (0.73)
                                             ---------       -------      -------     -------
Change in net asset value                        (1.55)         0.44         0.44        0.06
                                             ---------       -------      -------     -------
Net asset value, end of period                $   7.52        $ 9.07       $ 8.63      $ 8.19
                                             =========       =======      =======     =======
Total return(1)                                  (9.61)%       14.18%       14.88%      10.44%
Ratios/supplemental data:
Net assets, end of period (thousands)        $  61,026       $52,184      $25,595     $12,331
Ratio to average net assets of:
 Operating expenses                               1.88%         1.86%        1.92%       1.97%
 Net investment income                            8.46%         8.00%        8.47%       9.18%
Portfolio turnover                                 103%          167%         162%        147%

- -----------
(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.15% for Class A and the ratio would not significantly differ for Class B and Class C.
(5) For the six months ended April 30, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.19% for Class A, 1.93% for Class B and 1.93% for Class C, respectively.


                       See Notes to Financial Statements
24

                        Phoenix-Goodwin High Yield Fund


                                                                          CLASS C
                                             -----------------------------------------------------------------
                                                   Six Months                                     From
                                                      Ended                 Year               Inception
                                                     4/30/00                Ended              2/27/98 to
                                                   (Unaudited)            10/31/99              10/31/98
Net asset value, beginning of period             $     7.53              $   7.54            $     9.31
Income from investment operations
 Net investment income (loss)                          0.39                  0.71                  0.50
 Net realized and unrealized gain (loss)              (0.11)                   --                 (1.76)
                                                 ----------              --------            ----------
   Total from investment operations                    0.28                  0.71                 (1.26)
                                                 ----------              --------            ----------
Less distributions
 Dividends from net investment income                 (0.35)                (0.72)                (0.51)
                                                 ----------              --------            ----------
   Total distributions                                (0.35)                (0.72)                (0.51)
                                                 ----------              --------            ----------
Change in net asset value                             (0.07)                (0.01)                (1.77)
                                                 ----------              --------            ----------
Net asset value, end of period                   $     7.46              $   7.53            $     7.54
                                                 ==========              ========            ==========
Total return(1)                                        3.73%(3)              9.38%               (14.09)%(3)
Ratios/supplemental data:
 Net assets, end of period (thousands)           $    2,941              $  3,052            $    1,669

Ratio to average net assets of:
 Operating expenses                                    1.94%(2)(5)           1.91%(4)              1.88%(2)
 Net investment income                                10.16%(2)              8.85%                 8.94%(2)
Portfolio turnover                                       39%(3)                73%                  103%

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.15% for Class A and the ratio would not significantly differ for Class B and Class C.
(5) For the six months ended April 30, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.19% for Class A, 1.93% for Class B and 1.93% for Class C, respectively.


                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                         INVESTMENTS AT APRIL 30, 2000
                                  (Unaudited)



   FACE
  VALUE                                         INTEREST      RESET
  (000)                DESCRIPTION                RATE         DATE         VALUE
- ---------   --------------------------------   ----------   ---------   -------------
FEDERAL AGENCY SECURITIES (b)--VARIABLE -- 24.7%
$  2,500    FFCB (Final Maturity 6/1/00)          6.245%     5/1/00     $2,500,000
     393    SBA (final maturity 1/25/21)          6.50       5/1/00        392,549
   2,845    SBA (final maturity 3/25/24)          6.375      5/1/00      2,840,954
   3,000    SLMA (final maturity 3/7/01)          6.042      5/2/00      3,000,000
   2,500    SLMA (final maturity 5/18/00)         6.382      5/2/00      2,500,000
   2,500    FHLB (final maturity 10/12/00)        6.082      5/3/00      2,500,000
   5,000    FHLB (final maturity 7/31/00)         6.167      5/3/00      5,000,652
   2,500    FHLB (final maturity 3/1/01)          6.725      6/1/00      2,499,349
   2,124    SBA (final maturity 10/25/22)         6.50       7/1/00      2,121,457
   3,136    SBA (final maturity 11/25/21)         6.625      7/1/00      3,134,553
   2,256    SBA (final maturity 2/25/23)          6.50       7/1/00      2,255,794
     335    SBA (final maturity 5/25/21)          6.50       7/1/00        335,004
   3,260    SBA (final maturity 9/25/23)          6.375      7/1/00      3,260,376
   2,883    SBA (final maturity 2/25/23)          6.50       7/1/00      2,882,576
   3,000    FHLB (final maturity 7/14/00)         5.705     7/14/00      2,997,609
  10,500    FFCB (final maturity 7/24/00)         6.29      7/24/00     10,500,273
- ----------------------------------------------------------------------------------
Total Federal Agency Securities--Variable                               48,721,146
- ----------------------------------------------------------------------------------

                                       STANDARD
                                       & POOR'S               MATURITY
                                        RATING                  DATE
                                      ----------             ---------
COMMERCIAL PAPER -- 68.5%
  4,130    Albertson's, Inc.             A-1      6.01         5/1/00   4,130,000
  1,365    American Home
           Products Corp.                A-1      6.01         5/1/00   1,365,000
  4,500    Wal-Mart Stores, Inc.        A-1+      6.04         5/2/00   4,499,245
  1,810    Heinz (H.J) Co.               A-1      6.05         5/5/00   1,808,783
    700    Honeywell International       A-1      5.92         5/8/00     699,194
  3,500    Sara Lee Corp.               A-1+      6.08         5/8/00   3,500,000
  3,655    Schering Corp.               A-1+      6.00        5/11/00   3,648,908
  3,735    American Home
           Products Corp.                A-1      6.02        5/12/00   3,728,130
  3,000    Wisconsin Electric Power
           Co.                          A-1+      6.00        5/12/00   2,994,500
  2,976    Donnelley (R.R.) & Sons
           Co.                           A-1      6.02        5/16/00   2,968,535
  3,500    Pitney Bowes, Inc            A-1+      6.00        5/16/00   3,491,250
  3,500    Private Export Funding
           Corp.                        A-1+      6.01        5/17/00   3,490,651
  3,750    Special Purpose
           Accounts Receivable
           Cooperative Corp.             A-1      6.05        5/17/00   3,739,917
  5,250    Dupont (E.I.) de
           Nemours & Co.                A-1+      6.02        5/18/00   5,235,075
  2,890    General Electric Capital
           Corp.                        A-1+      6.04        5/19/00   2,881,272
  2,715    Heinz (H.J) Co.               A-1      6.02        5/19/00   2,706,828
  3,500    Honeywell International       A-1      6.04        5/19/00   3,489,430

   FACE                                         STANDARD
   VALUE                                        & POOR'S    INTEREST     MATURITY
   (000)               DESCRIPTION               RATING       RATE         DATE          VALUE
- ----------  ---------------------------------  ----------  ----------  -----------  --------------
$ 3,000     Special Purpose Accounts
            Receivable Cooperative Corp.       A-1             6.10%     5/19/00     $  2,990,850
  4,225     Goldman Sachs & Co.                A-1+            5.99      5/22/00        4,210,237
    373     Greenwich Funding Corp.            A-1+            5.97      5/22/00          371,701
  2,500     Lexington Parker Capital Co.
            LLC                                A-1             6.00      5/22/00        2,491,250
  2,500     Lexington Parker Capital Co.
            LLC                                A-1             6.06      5/22/00        2,491,163
  2,500     Sara Lee Corp.                     A-1+            6.10      5/22/00        2,500,000
  2,500     Goldman Sachs & Co.                A-1+            6.08      5/23/00        2,490,711
  3,500     Sara Lee Corp.                     A-1+            6.07      5/23/00        3,500,000
  3,500     Kimberly-Clark Corp.               A-1+            6.01      5/24/00        3,486,561
  3,000     Kimberly-Clark Corp.               A-1+            6.05      5/24/00        2,988,404
  3,000     Lexington Parker Capital Co.
            LLC                                A-1             6.08      5/24/00        2,989,547
  3,500     Associates Corporation of North
            America                            A+              6.01      5/25/00        3,485,977
  3,500     Colgate-Palmolive Co.              A-1             6.02      5/25/00        3,485,953
  1,000     Ford Motor Credit Co.              A-1             6.05      5/25/00          995,967
  3,335     Corporate Asset Funding Co.,
            Inc.                               A-1+            6.03      5/26/00        3,321,035
  3,500     Vermont American Corp.             A-1+            6.02      5/26/00        3,485,368
  2,500     Colgate-Palmolive Co.              A-1             6.02      5/30/00        2,487,876
  4,310     Dupont (E.I.) de Nemours & Co.     A-1+            6.02      5/30/00        4,289,099
  3,700     Heinz (H.J.) Co.                   A-1             6.02      5/30/00        3,682,057
  2,500     Special Purpose Accounts
            Receivable Cooperative Corp.       A-1             5.97      5/30/00        2,487,977
  4,000     General Electric Capital Corp.     A-1+            6.04      5/31/00        3,979,867
    780     Coca-Cola Co.                      A-1             5.94       6/1/00          776,010
  2,500     Bavaria Universal Funding Corp.    A-1             5.97      7/10/00        2,470,979
  2,188     Enterprise Funding Corp.           A-1+            6.30      7/20/00        2,157,368
  2,500     Preferred Receivables Funding
            Corp.                              A-1             6.00      7/20/00        2,466,667
  3,500     Preferred Receivables Funding
            Corp.                              A-1             6.17      9/14/00        3,418,419
  2,500     Bavaria Universal Funding Corp.    A-1             6.16      9/15/00        2,441,394
  2,000     Preferred Receivables Funding
            Corp.                              A-1             6.19      9/21/00        1,950,824
    330     Preferred Receivables Funding
            Corp.                              A-1             6.26      9/21/00          321,794
  2,500     SBC Communications, Inc.           A-1+            6.30     10/10/00        2,429,125
- -------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                135,020,898
- -------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements
26

                       Phoenix-Goodwin Money Market Fund




      FACE                                          STANDARD
     VALUE                                          & POOR'S    INTEREST    MATURITY
     (000)                  DESCRIPTION              RATING       RATE        DATE            VALUE
- ---------------  --------------------------------  ----------  ----------  ---------  --------------------
MEDIUM-TERM NOTES(c)-- 5.8%
  $     1,000    Beta Finance, Inc.                AAA            5.265%   5/15/00      $      999,634
        1,578    Associates Corporation of North
                 America                           A+             6.31     6/16/00           1,578,454
        1,000    Associates Corporation of North
                 America                           A+             6.32     6/16/00           1,000,622
        3,000    Beta Finance, Inc.                AAA            5.75     7/21/00           2,994,570
        2,500    Pitney Bowes. Inc.                AA             5.95     9/29/00           2,500,000
        2,450    Associates Corporation of North
                 America                           A+             5.85     1/15/01           2,435,463
- ------------------------------------------------------------------------------------------------------
Total Medium-Term Notes                                                                     11,508,743
- ------------------------------------------------------------------------------------------------------



      FACE                                          STANDARD
     VALUE                                          & POOR'S    INTEREST    MATURITY
     (000)                  DESCRIPTION              RATING       RATE        DATE            VALUE
- ---------------  --------------------------------  ----------  ----------  ---------  --------------------
CERTIFICATES OF DEPOSIT -- 0.3%
  $     550      Deutsche Bank Financial, Inc.     A-1+            5.25%   5/18/00      $      549,882
- ------------------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                                  549,882
                                                                                        --------------
- ------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS --99.3%
(Identified cost $195,800,669)                                                             195,800,669(a)

Cash and receivables, less liabilities--0.7%                                                 1,431,338
                                                                                        --------------

NET ASSETS--100.0%                                                                      $  197,232,007
                                                                                        ==============

(a) Federal Income Tax Information: At April 30, 2000, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand notes. The interest rates shown reflect the rates currently in effect.
(c) The interest rate shown is the coupon rate.



                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000
                                  (Unaudited)

Assets
Investment securities at value
  (Identified cost $195,800,669)                          $ 195,800,669
Cash                                                          1,574,178
Receivables
     Fund shares sold                                           858,780
     Interest                                                   922,956
     Investment securities sold                                 285,301
Prepaid expenses                                                  2,404
                                                          -------------
         Total assets                                       199,444,288
                                                          -------------
Liabilities
Payables
     Fund shares repurchased                                  1,876,846
     Dividend distribution                                      177,827
     Investment advisory fee                                     70,769
     Transfer agent fee                                          46,205
     Distribution fee                                            14,096
     Financial agent fee                                         13,219
     Trustees' fee                                                7,267
Accrued expenses                                                  6,052
                                                          -------------
    Total liabilities                                         2,212,281
                                                          -------------
Net Assets                                                $ 197,232,007
                                                          =============
Net Assets Consist of:
Capital paid in on shares of beneficial interest          $ 197,232,007
                                                          -------------
Net Assets                                                $ 197,232,007
                                                          =============
Class A
Shares of beneficial interest outstanding, $1.00 par
  value, unlimited authorization
  (Net Assets $174,376,292)                                 174,376,292
Net asset value and offering price per share              $        1.00
Class B
Shares of beneficial interest outstanding, $1.00 par
  value, unlimited authorization
  (Net Assets $21,479,031)                                   21,479,031
Net asset value and offering price per share              $        1.00
Class C
Shares of beneficial interest outstanding, $1.00 par
  value, unlimited authorization
  (Net Assets $1,376,684)                                     1,376,684
Net asset value and offering price per share              $        1.00

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (Unaudited)


Investment Income
Interest                         $6,909,365
                                 ----------
    Total investment income       6,909,365
                                 ----------
Expenses
Investment advisory fee             470,008
Distribution fee, Class B            78,177
Distribution fee, Class C             2,999
Financial agent fee                 105,981
Transfer agent                      221,974
Registration                         31,664
Custodian                            21,990
Printing                             12,658
Trustees                              7,094
Professional                          2,308
Miscellaneous                         6,294
                                 ----------
    Net expenses                    961,147
                                 ----------
Net investment income            $5,948,218
                                 ==========




                       See Notes to Financial Statements
28

Phoenix-Goodwin Money Market Fund


                      STATEMENT OF CHANGES IN NET ASSETS




                                                                                            Six Months
                                                                                              Ended
                                                                                             4/30/00             Year Ended
                                                                                           (Unaudited)            10/31/99
                                                                                        -----------------   -------------------
From Operations
 Net investment income (loss)                                                            $    5,948,218      $      9,868,732
                                                                                         --------------      ----------------
From Distributions to Shareholders
 Net investment income, Class A                                                              (5,475,819)           (9,145,952)
 Net investment income, Class B                                                                (459,403)             (722,494)
 Net investment income, Class C                                                                 (12,996)                 (286)
                                                                                         --------------      ----------------
 Decrease in net assets from distributions to shareholders                                   (5,948,218)           (9,868,732)
                                                                                         --------------      ----------------
From Share Transactions
Class A
 Proceeds from sales of shares (955,582,660 and 1,899,144,846 shares, respectively)         955,582,660         1,899,144,846
 Net asset value of share issued from reinvestment of distributions
  (4,771,041 and 8,113,952 shares, respectively)                                              4,771,041             8,113,952
 Cost of shares repurchased (991,043,251 and 1,897,484,874 shares, respectively)           (991,043,251)       (1,897,484,874)
                                                                                         --------------      ----------------
Total                                                                                       (30,689,550)            9,773,924
                                                                                         --------------      ----------------
Class B
 Proceeds from sales of shares (49,356,883 and 74,245,737 shares, respectively)              49,356,883            74,245,737
 Net asset value of share issued from reinvestment of distributions
  (372,888 and 599,130 shares, respectively)                                                    372,888               599,130
 Cost of shares repurchased (48,304,264 and 74,769,104 shares, respectively)                (48,304,264)          (74,769,104)
                                                                                         --------------      ----------------
Total                                                                                         1,425,507                75,763
                                                                                         --------------      ----------------
Class C
 Proceeds from sales of shares (2,418,558 and 144,728 shares, respectively)                   2,418,558               144,728
 Net asset value of share issued from reinvestment of distributions
  (10,145 and 194 shares, respectively)                                                          10,145                   194
 Cost of shares repurchased (1,196,941 and 0 shares, respectively)                           (1,196,941)                   --
                                                                                         --------------      ----------------
Total                                                                                         1,231,762               144,922
                                                                                         --------------      ----------------
 Increase (decrease) in net assets from share transactions                                  (28,032,281)            9,994,609
                                                                                         --------------      ----------------
 Net increase (decrease) in net assets                                                      (28,032,281)            9,994,609
Net Assets
 Beginning of period                                                                        225,264,288           215,269,679
                                                                                         --------------      ----------------
 End of period                                                                           $  197,232,007      $    225,264,288
                                                                                         ==============      ================



                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                             FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                       CLASS A
                                         -----------------------------------
                                             Six Months        Year Ended
                                               Ended             October
                                                                   31
                                              4/30/00       ----------------
                                            (Unaudited)           1999
Net asset value, beginning of period        $     1.00         $     1.00
Income from investment operations
 Net investment income (loss)                    0.026              0.044
                                            -----------        ----------

  Total from investment operations               0.026              0.044
                                            -----------        ----------

Less distributions
 Dividends from net investment income          (0.026)            (0.044)
Change in net asset value                          --                 --
                                            -----------        ----------
Net asset value, end of period              $    1.00          $    1.00
                                            ===========        ==========
 Total return                                    2.58%(2)           4.47%

Ratios/supplemental data:
Net assets, end of period (thousands)       $ 174,376          $ 205,066
Ratio to average net assets of:
 Operating expenses                              0.75%(1)           0.77%(3)
 Net investment income (loss)                    5.14%(1)           4.41%



                                                                CLASS A
                                         ------------------------------------------------------
                                                         Year Ended October 31
                                         ------------------------------------------------------
                                             1998          1997          1996          1995
Net asset value, beginning of period       $   1.00      $   1.00      $   1.00      $   1.00
Income from investment operations
 Net investment income (loss)                 0.049         0.048         0.047         0.053
                                           --------      --------      --------      --------

  Total from investment operations            0.049         0.048         0.047         0.053
                                           --------      --------      --------      --------

Less distributions
 Dividends from net investment income        (0.049)       (0.048)       (0.047)       (0.053)
Change in net asset value                        --            --            --            --
                                           --------      --------      --------      --------
Net asset value, end of period             $  1.00       $   1.00      $   1.00      $   1.00
                                           ========      ========      ========      ========
 Total return                                  5.00%         4.76%         4.67%         5.32%

Ratios/supplemental data:
Net assets, end of period (thousands)      $195,292      $188,695      $192,859      $193,534
Ratio to average net assets of:
 Operating expenses                            0.73%         0.79%         0.84%         0.71%
 Net investment income (loss)                  4.90%         4.76%         4.68%         5.31%


                                                                                CLASS B
                                         --------------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                                                                  Year Ended October 31
                                              4/30/00      --------------------------------------------------------------------
                                            (Unaudited)          1999            1998         1997         1996         1995
Net asset value, beginning of period        $     1.00        $    1.00      $    1.00     $   1.00     $   1.00     $    1.00
Income from investment operations
 Net investment income (loss)                    0.022            0.036          0.041        0.040        0.039         0.046
                                            ----------        ----------      --------     --------     --------     ---------

  Total from investment operations               0.022            0.036          0.041        0.040        0.039         0.046
                                            ----------        ----------      --------     --------     --------     ---------

Less distributions
 Dividends from net investment income          (0.022)           (0.036)        (0.041)      (0.040)      (0.039)       (0.046)
                                            ----------        ----------      --------     --------     --------     ---------
Change in net asset value                          --                --             --           --           --            --
                                            ----------        ----------      --------     --------     --------     ---------
Net asset value, end of period              $    1.00         $    1.00       $   1.00      $  1.00      $  1.00      $   1.00
                                            ==========        ==========      ========     ========     ========     =========
 Total return                                    2.20%(2)          3.69%          4.22%        4.02%        3.93%         4.63%

Ratios/supplemental data:
Net assets, end of period (thousands)       $  21,479         $  20,054       $ 19,978     $ 15,013     $ 10,223     $   8,506
Ratio to average net assets of:
 Operating expenses                              1.50%(1)          1.52%(3)       1.48%        1.55%        1.59%         1.44%
 Net investment income (loss)                    4.40%(1)          3.66%          4.15%        4.02%        3.92%         4.62%



                                                         CLASS C
                                         ----------------------------------------
                                            Six Months              From
                                               Ended              Inception
                                              4/30/00            10/12/99 to
                                            (Unaudited)           10/31/99
Net asset value, beginning of period        $    1.00          $      1.00
Income from investment operations
 Net investment income (loss)                   0.021                0.003
                                            ----------         ------------

  Total from investment operations              0.021                0.003
                                            ----------         ------------

Less distributions
 Dividends from net investment income          (0.021)              (0.003)
                                            ----------         ------------
Change in net asset value                          --                   --
                                            ----------         ------------
Net asset value, end of period              $    1.00          $      1.00
                                            ==========         ============
 Total return                                    2.08%(2)             0.19%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)       $   1,377          $       145
Ratio to average net assets of:
 Operating expenses                              1.76%(1)             1.82%(1)(3)
 Net investment income (loss)                    4.31%(1)             3.95%(1)


(1) Annualized.

(2) Not annualized.

(3) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees, if expense offsets were included, the ratio would not significantly differ.


                       See Notes to Financial Statements
30

Phoenix-Oakhurst Balanced Fund


                         INVESTMENTS AT APRIL 30, 2000
                                  (Unaudited)




                                             STANDARD      PAR
                                             & POOR'S     VALUE
                                              RATING      (000)        VALUE
                                            ----------  ---------  -------------
U.S. GOVERNMENT SECURITIES--3.0%
U.S. Treasury Bonds--0.4%
U.S. Treasury Bonds 5.25%, 2/15/29             AAA       $ 2,500    $ 2,199,335
U.S. Treasury Bonds 6.125%, 8/15/29 .          AAA         1,250      1,251,615
U.S. Treasury Bonds 6.25%, 5/15/30             AAA         2,200      2,287,248
                                                                    -----------
                                                                      5,738,198
                                                                    -----------
U.S. Treasury Notes--2.6%
U.S. Treasury Notes 4.50%, 9/30/00             AAA         6,150      6,105,345
U.S. Treasury Notes 4.25%, 11/15/03            AAA         8,400      7,795,809
U.S. Treasury Notes 5.875%, 11/15/04 .         AAA        10,000      9,732,010
U.S. Treasury Notes 4.75%, 11/15/08            AAA           400        357,564
U.S. Treasury Notes 6%, 8/15/09 ..........     AAA        12,020     11,752,097
U.S. Treasury Notes 6.5%, 2/15/10 ........     AAA         4,000      4,078,213
                                                                    -----------
                                                                     39,821,038
                                                                    -----------
- -------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(Identified cost $46,017,706)                                        45,559,236
- -------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--3.5%
GNMA 6.50%, '23-'28 ......................     AAA        57,229     54,083,120
- -------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(Identified cost $55,991,110)                                        54,083,120
- -------------------------------------------------------------------------------
AGENCY NON MORTGAGE-BACKED SECURITIES--2.2%
Fannie Mae 6.375%, 6/15/09 ...............   Aaa(d)        1,265      1,184,256
Fannie Mae 6.625%, 9/15/09 ...............   AAA(d)       18,340     17,468,850
Freddie Mac 6.625%, 9/15/09 ..............    AAA         15,000     14,287,500
- -------------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(Identified cost $34,491,489)                                        32,940,606
- -------------------------------------------------------------------------------
MUNICIPAL BONDS--7.0%
California--2.3%
Alameda Corridor Transportation
Authority Revenue Taxable Series C
6.50%, 10/1/19 ...........................     AAA         1,100        974,875
Alameda Corridor Transportation
Authority Revenue Taxable Series C
6.60%, 10/1/29 ...........................     AAA         2,750      2,406,250
Fresno County Pension Obligation
Revenue Taxable 6.21%, 8/15/06 ...........     AAA         3,820      3,571,700
Kern County Pension Obligation
Revenue Taxable 7.26%, 8/15/14 ...........     AAA         6,830      6,633,637



                                             STANDARD      PAR
                                             & POOR'S     VALUE
                                              RATING      (000)        VALUE
                                            ----------  ---------  -------------
California--continued
Los Angeles County Metropolitan
Transportation Authority Revenue
Series C 5%, 7/1/23 ......................     AAA       $ 4,800    $ 4,194,000
Pasadena Pension Funding Revenue
Taxable Series A 6.95%, 5/15/07 ..........     AAA         1,915      1,855,156
Pasadena Pension Funding Revenue
Taxable Series A 7%, 5/15/08 .............     AAA         3,435      3,323,362
Pasadena Pension Funding Revenue
Taxable Series A 7.05%, 5/15/09 ..........     AAA         2,500      2,418,750
Pasadena Pension Funding Revenue
Taxable Series A 7.15%, 5/15/11 ..........     AAA           565        548,050
San Bernardino County Pension
Obligation Revenue Taxable 6.87%,
8/1/08 ...................................     AAA         1,530      1,466,888
Sonoma County Pension Obligation
Revenue Taxable 6.625%, 6/1/13 ...........     AAA         4,265      3,929,131
Ventura County Pension Obligation
Taxable 6.58%, 11/1/06 ...................     AAA         3,560      3,390,900
                                                                    -----------
                                                                     34,712,699
                                                                    -----------
Colorado--0.1%
Denver City and County School
District .................................
01 Pension Taxable 6.76%,
12/15/07 .................................     AAA         2,000      1,912,500
                                                                    -----------
Florida--1.0%
Miami Beach Special Obligation
Revenue Taxable 8.60%, 9/1/21 ............     AAA        11,675     12,273,344
Tampa Solid Waste System Revenue
Taxable Series A 6.23%, 10/1/05 ..........     AAA         1,970      1,844,413
University of Miami Exchangeable
Revenue Taxable Series A 7.65%,
4/1/20 ...................................     AAA         2,120      2,051,100
                                                                    -----------
                                                                     16,168,857
                                                                    -----------
Massachusetts--0.5%
Massachusetts Port Authority
Revenue
Taxable Series C 6.05%, 7/1/02 ...........     AA-         3,340      3,243,975
Massachusetts Turnpike Authority
Metropolitan Highway System
Revenue Series A 5%, 1/1/39 ..............     AAA         4,800      4,008,000
                                                                    -----------
                                                                      7,251,975
                                                                    -----------
New Jersey--0.3%
New Jersey Sports Taxable Series A
6.75%, 3/01/12 ...........................     AAA         5,000      4,681,250
                                                                    -----------

                       See Notes to Financial Statements

                        Phoenix-Oakhurst Balanced Fund




                                                                           STANDARD         PAR
                                                                           & POOR'S        VALUE
                                                                            RATING         (000)            VALUE
                                                                          ----------   -------------   ---------------
New York--0.8%
New York City Municipal Water Finance
Authority Water & Sewer System
Revenue Series B 5%, 6/15/29 ..........................................      AAA          $ 4,800      $ 4,104,000
New York State Taxable Series C
6.35%, 3/1/07 .........................................................      AAA            9,290        8,709,375
                                                                                                       -----------
                                                                                                        12,813,375
                                                                                                       -----------
Oregon--0.3%
Multnomah County Pension Revenue
Taxable 7.25%, 6/01/11 ................................................    Aaa(d)           3,000        2,932,500
Portland Pension Revenue Taxable
Series C 7.32%, 6/1/08 ................................................    Aaa(d)           1,000          986,250
                                                                                                       -----------
                                                                                                         3,918,750
                                                                                                       -----------
Pennsylvania--1.0%
Philadelphia Authority For Industrial
Development Pension Funding
Retirement Systems Revenue
Taxable Series A 5.79%, 4/15/09 .......................................      AAA            8,500        7,533,125
Pittsburgh Pension Obligation Taxable
Series C 6.50%, 3/1/17 ................................................      AAA            9,245        8,274,275
                                                                                                       -----------
                                                                                                        15,807,400
                                                                                                       -----------
Texas--0.7%
Dallas-Fort Worth International Airport
Revenue Taxable 6.50%, 11/1/09 ........................................      AAA            1,900        1,750,850
Dallas-Fort Worth International Airport
Revenue Taxable 6.60%, 11/1/12 ........................................      AAA            5,750        5,232,500
Texas State Veterans Limited Taxable
Series B 6.10%, 12/1/03 ...............................................      AA             3,995        3,815,225
                                                                                                       -----------
                                                                                                        10,798,575
                                                                                                       -----------
- ------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Identified cost $114,024,443)                                                                         108,065,381
- ------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.2%
AESOP Funding II LLC 97-1A, A2
6.40%, 10/20/03 .......................................................      AAA            9,250        9,036,094
Associates Manufactured Housing Pass
Through 97-2, A6 7.075%, 3/15/28 ......................................      AAA            3,000        2,857,031
Capita Equipment Receivables Trust
97-1, B 6.45%, 8/15/02 ................................................      A+             5,020        4,948,622
Case Equipment Loan Trust 98-A, A4
5.83%, 2/15/05 ........................................................      AAA           10,977       10,829,057
Discover Card Master Trust I 98-7, A
5.60%, 5/16/06 ........................................................      AAA            8,300        7,825,240
Ford Credit Auto Owner Trust 99-B, A4
5.80%, 6/15/02 ........................................................      AAA            3,000        2,964,726
Green Tree Financial Corp. 96-2, M1
7.60%, 4/15/27 ........................................................      AA-            9,250        8,880,000



                                                                           STANDARD         PAR
                                                                           & POOR'S        VALUE
                                                                            RATING         (000)            VALUE
                                                                          ----------   -------------   ---------------
Honda Auto Lease Trust 99-A, A5
6.65%, 7/15/05 ........................................................      AAA          $ 5,500      $ 5,439,844
Premier Auto Trust 98-3, B 6.14%,
9/8/04 ................................................................      A+             4,000        3,893,298
Triangle Funding Ltd. 98-2A, 8.1312%,
10/15/04(e) ...........................................................      BBB            8,000        7,952,500
- ------------------------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Identified cost $66,059,764)                                                                           64,626,412
- ------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS--5.0%
Auto Parts & Equipment--0.3%
Federal-Mogul Corp. 7.50%, 1/15/09 ....................................      BB+            5,365        4,131,050
                                                                                                       -----------
Banks (Major Regional)--0.3%
U.S. Bank of Minnesota N.A. 6.30%,
7/15/08 ...............................................................       A             3,000        2,760,000
Wachovia Corp. 5.625%, 12/15/08 .......................................      A+             3,000        2,587,500
                                                                                                       -----------
                                                                                                         5,347,500
                                                                                                       -----------
Broadcasting (Television, Radio & Cable)--0.4%
CSC Holdings, Inc. 7.25%, 7/15/08 .....................................      BB+            4,665        4,221,825
Charter Communications Holdings LLC
8.625%, 4/1/09 ........................................................      B+             2,000        1,757,500
                                                                                                       -----------
                                                                                                         5,979,325
                                                                                                       -----------
Communications Equipment--0.1%
Williams Communications Group, Inc.
10.875%, 10/1/09 ......................................................      BB-            2,350        2,373,500
                                                                                                       -----------
Computers (Software & Services)--0.2%
Computer Associates International, Inc.
Series B 6.375%, 4/15/05 ..............................................     BBB+            3,590        3,329,725
                                                                                                       -----------
Entertainment--0.3%
Capitol Records, Inc. 144A 8.375%,
8/15/09(c) ............................................................     BBB+            4,600        4,634,500
                                                                                                       -----------
Gaming, Lottery & Pari-mutuel Companies--0.5%
Isle of Capri Casinos 8.75%, 4/15/09 ..................................       B             3,425        3,108,187
Park Place Entertainment 144A
9.375%, 2/15/07(c) ....................................................      BB+            4,000        3,960,000
                                                                                                       -----------
                                                                                                         7,068,187
                                                                                                       -----------
Health Care (Hospital Management)--0.3%
Tenet Healthcare Corp. 8%, 1/15/05 ....................................      BB+            4,865        4,682,562
                                                                                                       -----------
Health Care (Medical Products & Supplies)--0.2%
Boston Scientific Corp. 6.625%,
3/15/05 ...............................................................      BBB            3,250        3,026,563
                                                                                                       -----------
Insurance (Multi-Line)--0.1%
Willis Corroon Corp. 9%, 2/1/09 .......................................      B+             1,480        1,124,800
                                                                                                       -----------

                       See Notes to Financial Statements
32

                        Phoenix-Oakhurst Balanced Fund




                                                                           STANDARD         PAR
                                                                           & POOR'S        VALUE
                                                                            RATING         (000)            VALUE
                                                                          ----------   -------------   ---------------
Leisure Time (Products)--0.2%
Bally Total Fitness Holding Corp. Series
D 9.875%, 10/15/07 ....................................................      B-           $ 2,900      $ 2,668,000
                                                                                                       -----------
Paper & Forest Products--0.2%
Buckeye Technologies, Inc. 9.25%,
9/15/08 ...............................................................      BB-            3,765        3,746,175
                                                                                                       -----------
Retail (Food Chains)--0.1%
Kroger Co. 7.45%, 3/1/08 ..............................................     BBB-            1,290        1,210,988
                                                                                                       -----------
Services (Commercial & Consumer)--0.3%
Budget Group, Inc. 9.125%, 4/1/06 .....................................      BB-            2,750        2,241,250
United Rentals, Inc. Series B 8.80%,
8/15/08 ...............................................................      BB-            1,570        1,389,450
United Rentals, Inc. Series B 9.50%,
6/1/08 ................................................................      BB-              935          860,200
                                                                                                       -----------
                                                                                                         4,490,900
                                                                                                       -----------
Telecommunications (Long Distance)--0.6%
Global Crossing Holdings Ltd. 144A
9.125%, 11/15/06(c) ...................................................      BB             3,000        2,925,000
Nextlink Communications, Inc. 10.75%,
11/15/08 ..............................................................       B             2,000        1,970,000
Qwest Communications International,
Inc. Series B 7.50%, 11/1/08 ..........................................      BB+            4,300        4,128,000
                                                                                                       -----------
                                                                                                         9,023,000
                                                                                                       -----------
Telephone--0.2%
Century Telephone Enterprises, Inc.
Series F 6.30%, 1/15/08 ...............................................     BBB+            3,000        2,685,000
                                                                                                       -----------
Textiles (Home Furnishings)--0.5%
Westpoint Stevens, Inc. 7.875%,
6/15/05 ...............................................................      BB             8,465        7,025,950
                                                                                                       -----------
Truckers--0.1%
Teekay Shipping Corp. 8.32%, 2/1/08 ...................................      BB+            2,640        2,385,900
                                                                                                       -----------
Trucks & Parts--0.1%
Cummins Engine, Inc. 6.45%, 3/1/05 ....................................     BBB+            2,060        1,918,375
                                                                                                       -----------
- ------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Identified cost $83,476,401)                                                                           76,852,000
- ------------------------------------------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--7.6%
CS First Boston Mortgage Securities
Corp. 97-C2, A3 6.55%, 11/17/07 .......................................      AAA           10,750        9,970,625
CS First Boston Mortgage Securities
Corp. 97-C2, B 6.72%, 11/17/07 ........................................     Aa(d)           9,000        8,482,500
CS First Boston Mortgage Securities
Corp. 98-C1, A1B 6.48%, 5/17/08 .......................................      AAA            7,900        7,259,359
Commercial Mortgage Asset Trust
99-C1 D 7.35%, 10/17/13 ...............................................      BBB            2,100        1,912,312



                                                                           STANDARD         PAR
                                                                           & POOR'S        VALUE
                                                                            RATING         (000)            VALUE
                                                                          ----------   -------------   ---------------
DLJ Commercial Mortgage Corp.
98-CF2, A1B 6.24%, 11/12/31 ...........................................    Aaa(d)         $ 3,000      $ 2,737,500
DLJ Mortgage Acceptance Corp.
96-CF1, A1B 7.58%, 2/12/06 ............................................      AAA            6,550        6,482,453
DLJ Mortgage Acceptance Corp.
97-CF2, A2 6.84%, 9/15/07 .............................................      AA               750          708,281
First Union - Lehman Brothers
Commercial Mortgage 97-C1, B 7.43%,
4/18/07 ...............................................................     Aa(d)          11,807       11,423,272
G.E. Capital Mortgage Services, Inc.
96-8, 1M 7.25%, 5/25/26 ...............................................      AA             5,206        5,034,104
GMAC Commercial Mortgage
Securities, Inc. 97-C2, B 6.703%,
12/15/07 ..............................................................     Aa(d)           5,000        4,536,719
LB Commercial Conduit Mortgage Trust
98-C4, A1B 6.21%, 10/15/08 ............................................      AAA           10,060        9,123,163
LB Commercial Conduit Mortgage Trust
99-C2, A2 7.325%, 9/15/09 .............................................    Aaa(d)           4,855        4,783,692
Lehman Large Loan 97-LLI, B 6.95%,
3/12/07 ...............................................................      AA+           10,825       10,253,305
Nationslink Funding Corp. 96-1, B
7.69%, 12/20/05 .......................................................      AA             6,157        6,080,740
Prudential Home Mortgage Securities
93-L, 2B3 6.641%, 12/25/23 ............................................     A(d)            5,000        4,789,063
Residential Funding Mortgage
Securities I 96-S1, A11 7.10%,
1/25/26 ...............................................................      AAA            6,600        6,245,250
Residential Funding Mortgage
Securities I 96-S4, M1 7.25%, 2/25/26                                        AA             5,716        5,394,020
Residential Funding Mortgage
Securities I 96-S8, A4 6.75%, 3/25/11                                        AAA            1,815        1,734,092
Securitized Asset Sales, Inc. 93-J, 2B
6.808%, 11/28/23 ......................................................    AAA(d)           9,360        8,827,727
                                                                                                       -----------
- ------------------------------------------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(Identified cost $122,357,070)                                                                         115,778,177
- ------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--4.0%
Chile--0.5%
Republic of Chile 6.875% 04/28/09 .....................................      A-             8,200        7,441,500
                                                                                                       -----------
Croatia--0.6%
Croatia Series A 7.0625%, 7/31/10(e) ..................................     BBB-            5,541        4,945,464
Croatia Series B 7.0625%, 7/31/06(e) ..................................     BBB-            4,419        4,076,664
                                                                                                       -----------
                                                                                                         9,022,128
                                                                                                       -----------
El Salvador--0.5%
Republic of El Salvador 144A 9.50%,
8/15/06(c) ............................................................      BB+            7,000        7,175,000
                                                                                                       -----------

                       See Notes to Financial Statements

                        Phoenix-Oakhurst Balanced Fund


                                             STANDARD       PAR
                                             & POOR'S      VALUE
                                              RATING       (000)         VALUE
                                            ----------   ---------   -------------
Mexico--0.5%
United Mexican States 10.375%,
2/17/09 .................................       BB+      $3,500     $ 3,688,125
United Mexican States 11.50%,
5/15/26 .................................       BB+       3,500       4,143,125
                                                                    -----------
                                                                      7,831,250
                                                                    -----------
Poland--1.0%
Poland Bearer PDI 6%, 10/27/14(e) .......       BBB      17,470      15,733,919
                                                                    -----------
South Korea--0.5%
Republic of Korea 8.875%, 4/15/08 .......       BBB       7,920       8,182,152
                                                                    -----------
Uruguay--0.4%
Republic of Uruguay 7.25%, 5/4/09 .......      BBB-       6,900       6,348,000
                                                                    -----------
- -------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified cost $61,931,091)                                        61,733,949
- ----------------------------------------                            -----------
FOREIGN CORPORATE BONDS--1.8%
Bahamas--0.2%
Sun International Hotels Ltd. 8.625%,
12/15/07 ................................       B+        3,000       2,685,000
                                                                    -----------
Canada--0.2%
Imax Corp. 7.875%, 12/1/05 ..............       BB-       2,935       2,685,525
                                                                    -----------
Cayman Islands--0.3%
Pemex Finance Ltd. 7.33%, 5/15/12 .......       AAA       5,225       4,955,913
Chile--0.4%
Compania Sud Americana de Vapores
144A 7.375%, 12/8/03(c) .................       BBB       4,500       4,286,790
Petropower I Funding Trust 144A
7.36%, 2/15/14(c) .......................       BBB       2,429       2,100,049
                                                                    -----------
                                                                      6,386,839
                                                                    -----------
Luxembourg--0.4%
Tyco International Group SA 6.375%,
6/15/05 .................................       A-        6,700       6,272,875
                                                                    -----------
Mexico--0.2%
Grupo Iusacell SA 144A 14.25%,
12/1/06(c) ..............................       B+        2,000       2,095,000
                                                                    -----------
Netherlands--0.1%
HSBC Capital Funding 144A 9.547%,
12/31/49(c)(e) ..........................      A(d)       2,000       2,030,000
                                                                    -----------
- -------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(Identified cost $28,641,666)                                        27,111,152
- -------------------------------------------------------------------------------

                                                                             SHARES         VALUE
                                                                           ----------   -------------
PREFERRED STOCKS--0.5%
Home Ownership Funding 2, Step-
down Pfd. 144A 13.338%(c) ..............................................    10,000     $ 7,882,750
                                                                                       -----------
- --------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Identified cost $8,187,765)                                                             7,882,750
- --------------------------------------------------------------------------------------------------
COMMON STOCKS-- 55.1%
Banks (Major Regional)--1.9%
Wells Fargo & Co. ......................................................   702,400      28,842,300
                                                                                       -----------
Beverages (Non-Alcoholic)--1.4%
PepsiCo, Inc. ..........................................................   590,500      21,663,969
                                                                                       -----------
Broadcasting (Television, Radio & Cable)--2.4%
AMFM, Inc.(b) ..........................................................   130,500       8,661,937
AT&T Corp. Liberty Media Group
Class A(b) .............................................................   166,700       8,324,581
CBS Corp.(b) ...........................................................   215,700      12,672,375
Clear Channel Communications, Inc.(b) ..................................    99,800       7,185,600
                                                                                       -----------
                                                                                        36,844,493
                                                                                       -----------
Chemicals--1.0%
Air Products & Chemicals, Inc. .........................................   146,000       4,535,125
Dupont (E.I.) de Nemours & Co. .........................................   140,000       6,641,250
Rohm & Haas Co. ........................................................   117,000       4,168,125
                                                                                       -----------
                                                                                        15,344,500
                                                                                       -----------
Chemicals (Specialty)--0.2%
Ecolab, Inc. ...........................................................    65,000       2,539,062
                                                                                       -----------
Communications Equipment--1.7%
ADTRAN, Inc.(b) ........................................................    48,000       3,243,000
CommScope, Inc.(b) .....................................................    42,000       1,995,000
General Motors Corp. Class H(b) ........................................    99,000       9,534,937
Lucent Technologies, Inc. ..............................................   171,800      10,683,812
                                                                                       -----------
                                                                                        25,456,749
                                                                                       -----------
Computers (Hardware)--0.6%
Compaq Computer Corp. ..................................................   311,700       9,117,225
                                                                                       -----------
Computers (Networking)--2.9%
Cisco Systems, Inc.(b) .................................................   642,800      44,564,119
                                                                                       -----------
Computers (Software & Services)--3.2%
Affiliated Computer Services, Inc.(b) ..................................    80,000       2,650,000
America Online, Inc.(b) ................................................   209,800      12,548,662
American Management Systems, Inc.(b)                                       184,300       6,819,100
Edwards (J.D.) & Co.(b) ................................................   126,100       2,301,325
Microsoft Corp.(b) .....................................................   349,900      24,405,525
                                                                                       -----------
                                                                                        48,724,612
                                                                                       -----------
Containers & Packaging (Paper)--0.1%
Temple-Inland, Inc. ....................................................    38,600       1,934,825
                                                                                       -----------
Distributors (Food & Health)--0.8%
Cardinal Health, Inc. ..................................................   210,900      11,612,681
                                                                                       -----------

                       See Notes to Financial Statements
34

                        Phoenix-Oakhurst Balanced Fund




                                                                                   SHARES                 VALUE
                                                                            --------------------   ------------------
Electric Companies--0.9%
Duke Energy Corp. .......................................................          183,000         $10,522,500
Edison International ....................................................          178,000           3,393,125
                                                                                                   -----------
                                                                                                    13,915,625
                                                                                                   -----------
Electrical Equipment--3.3%
General Electric Co. ....................................................          262,400          41,262,400
Vishay Intertechnology, Inc.(b) .........................................          104,000           8,723,000
                                                                                                   -----------
                                                                                                    49,985,400
                                                                                                   -----------
Electronics (Instrumentation)--0.5%
Waters Corp.(b) .........................................................           82,000           7,790,000
                                                                                                   -----------
Electronics (Semiconductors)-- 6.5%
Advanced Micro Devices, Inc.(b) .........................................          245,300          21,525,075
Altera Corp.(b) .........................................................           62,000           6,339,500
Fairchild Semiconductor Corp.
Class A(b) ..............................................................          159,200           7,562,000
Intel Corp. .............................................................          432,300          54,821,044
Linear Technology Corp. .................................................           89,800           5,129,825
Maxim Integrated Products, Inc.(b) ......................................           65,600           4,251,700
                                                                                                   -----------
                                                                                                    99,629,144
                                                                                                   -----------
Equipment (Semiconductors)--0.6%
Electroglas, Inc.(b) ....................................................           56,600           2,193,250
Kulicke & Soffa Industries, Inc. ........................................           96,800           7,580,650
                                                                                                   -----------
                                                                                                     9,773,900
                                                                                                   -----------
Financial (Diversified)-- 4.2%
Citigroup, Inc. .........................................................          566,250          33,656,484
Freddie Mac .............................................................          172,000           7,901,250
Morgan Stanley Dean Witter & Co. ........................................          291,800          22,395,650
                                                                                                   -----------
                                                                                                    63,953,384
                                                                                                   -----------
Health Care (Diversified)--1.2%
Abbott Laboratories .....................................................          217,800           8,371,687
Bristol-Myers Squibb Co. ................................................          195,500          10,251,531
                                                                                                   -----------
                                                                                                    18,623,218
                                                                                                   -----------
Health Care (Drugs-Major Pharmaceuticals)--2.0%
Pfizer, Inc. ............................................................          391,700          16,500,362
QLT Phototherapeutics, Inc. .............................................           10,800             600,075
Schering-Plough Corp. ...................................................          348,200          14,036,812
                                                                                                   -----------
                                                                                                    31,137,249
                                                                                                   -----------
Health Care (Generic and Other)--0.1%
Alpharma, Inc. Class A ..................................................           41,900           1,618,388
                                                                                                   -----------
Health Care (Hospital Management)--0.5%
Columbia/HCA Healthcare Corp. ...........................................          155,000           4,407,813
Health Management Associates, Inc.
Class A(b) ..............................................................          208,000           3,315,000
                                                                                                   -----------
                                                                                                     7,722,813
                                                                                                   -----------



                                                                                   SHARES                 VALUE
                                                                            --------------------   ------------------
Health Care (Medical Products & Supplies)--2.0%
Bard (C.R.), Inc. .......................................................          191,000         $ 8,320,438
Baxter International, Inc. ..............................................          210,500          13,708,813
Boston Scientific Corp.(b) ..............................................          318,300           8,434,950
                                                                                                   -----------
                                                                                                    30,464,201
                                                                                                   -----------
Household Products (Non-Durable)--0.7%
Fort James Corp. ........................................................           50,000           1,196,875
Kimberly-Clark Corp. ....................................................           89,000           5,167,563
Procter & Gamble Co. (The) ..............................................           82,000           4,889,250
                                                                                                   -----------
                                                                                                    11,253,688
                                                                                                   -----------
Insurance (Multi-Line)--1.6%
American International Group, Inc. ......................................          220,500          24,186,094
                                                                                                   -----------
Manufacturing (Diversified)--2.1%
Tyco International Ltd. .................................................          702,600          32,275,688
                                                                                                   -----------
Natural Gas--0.2%
El Paso Energy Corp. ....................................................           61,000           2,592,500
                                                                                                   -----------
Oil & Gas (Drilling & Equipment)--1.2%
Halliburton Co. .........................................................          134,400           5,938,800
Schlumberger Ltd. .......................................................           87,300           6,683,906
Transocean Sedco Forex, Inc. ............................................          116,901           5,494,347
                                                                                                   -----------
                                                                                                    18,117,053
                                                                                                   -----------
Oil & Gas (Exploration & Production)--0.4%
Anadarko Petroleum Corp. ................................................          153,800           6,680,688
                                                                                                   -----------
Oil & Gas (Refining & Marketing)--0.3%
Tosco Corp. .............................................................           91,000           2,917,688
Valero Energy Corp. .....................................................           83,400           2,418,600
                                                                                                   -----------
                                                                                                     5,336,288
                                                                                                   -----------
Oil (Domestic Integrated)--0.7%
Conoco, Inc. Class A ....................................................          419,700           9,994,106
                                                                                                   -----------
Oil (International Integrated)--0.9%
Chevron Corp. ...........................................................           59,000           5,022,375
Exxon Mobil Corp. .......................................................          109,900           8,537,856
                                                                                                   -----------
                                                                                                    13,560,231
                                                                                                   -----------
Paper & Forest Products--0.6%
Bowater, Inc. ...........................................................           89,000           4,895,000
Georgia-Pacific Group ...................................................           19,000             698,250
International Paper Co. .................................................          104,000           3,822,000
                                                                                                   -----------
                                                                                                     9,415,250
                                                                                                   -----------
Retail (Building Supplies)--0.8%
Home Depot, Inc. (The) ..................................................          212,800          11,930,100
                                                                                                   -----------
Retail (Food Chains)--0.4%
Safeway, Inc.(b) ........................................................          131,700           5,811,263
                                                                                                   -----------
Retail (General Merchandise)--1.1%
Wal-Mart Stores, Inc. ...................................................          314,100          17,393,288
                                                                                                   -----------



                       See Notes to Financial Statements

                        Phoenix-Oakhurst Balanced Fund


                                            SHARES          VALUE
                                          ---------   ----------------
Retail (Specialty)--0.3%
Staples, Inc.(b) ......................    225,500     $    4,298,594
                                                       --------------
Services (Computer Systems)--0.8%
Electronic Data Systems Corp. .........    182,300         12,533,125
                                                       --------------
Services (Data Processing)--1.8%
CheckFree Holdings Corp.(b) ...........     84,000          4,268,250
First Data Corp. ......................    272,000         13,243,000
Fiserv, Inc.(b) .......................    232,800         10,701,525
                                                       --------------
                                                           28,212,775
                                                       --------------
Telecommunications (Long Distance)--2.5%
AT&T Corp. ............................    458,034         21,384,462
MCI WorldCom, Inc.(b) .................    380,099         17,270,732
                                                       --------------
                                                           38,655,194
                                                       --------------
Telephone--0.7%
SBC Communications, Inc. ..............    262,300         11,492,019
                                                       --------------
- ---------------------------------------------------------------------
TOTAL COMMON STOCKS
(Identified cost $587,989,455)                            844,995,801
- ---------------------------------------------------------------------
FOREIGN COMMON STOCKS--0.5%
Health Care (Drugs-Major Pharmaceuticals)--0.5%
Elan Corp. PLC Sponsored ADR
(Ireland)(b) ..........................    179,600          7,700,350
- ---------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(Identified cost $4,956,722)                                7,700,350
- ---------------------------------------------------------------------
UNIT INVESTMENT TRUSTS--1.4%
S&P 500 Depository Receipts ...........    143,500         20,870,281
- ---------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(Identified cost $18,854,987)                              20,870,281
- ---------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.8%
(Identified cost $1,232,979,669)                        1,468,199,215
- ---------------------------------------------------------------------

                                         STANDARD      PAR
                                         & POOR'S     VALUE
                                          RATING      (000)             VALUE
                                        ----------  ---------  ----------------------
SHORT-TERM OBLIGATIONS--3.4%
Commercial Paper--3.4%
American Home Products Corp.
6.04%, 5/1/00 ........................    A-1        $7,070      $      7,070,000
Lexington Parker Capital Co. LLC
6.06%, 5/1/00 ........................    A-1         3,140             3,140,000
SBC Communications, Inc. 6.01%,
5/2/00 ...............................    A-1+        2,090             2,089,651
Marsh USA, Inc. 6%, 5/3/00 ...........    A-1+        5,465             5,463,178
Gannett Co., Inc. 6%, 5/4/00 .........    A-1+        7,410             7,406,295
Albertson's, Inc. 6.01%, 5/9/00 ......    A-1         2,610             2,606,514
BellSouth Telecommunications, Inc.
6%, 5/9/00 ...........................    A-1+          760               758,987
Lexington Parker Capital Co. LLC
6.04%, 5/9/00 ........................    A-1         1,600             1,597,852
General Electric Capital Corp.. 6%,
5/15/00 ..............................    A-1+        2,065             2,060,182
Dupont (E.I.) de Nemours & Co.
6%, 5/17/00 ..........................    A-1+        6,044             6,027,883
American Home Products Corp.
6.05%, 5/22/00 .......................    A-1         2,225             2,217,148
Enterprise Funding Corp. 6.05%,
5/22/00 ..............................    A-1+        3,103             3,092,049
Enterprise Funding Corp. 6.05%,
5/24/00 ..............................    A-1+        2,661             2,650,714
Dupont (E.I.) de Nemours & Co.
6.02%, 5/30/00 .......................    A-1+        5,000             4,975,753
Preferred Receivables Funding
Corp. 6.19%, 9/21/00 .................    A-1         1,000               974,961
                                                                 ----------------
                                                                       52,131,167
                                                                 ----------------
- ---------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $52,131,618)                                          52,131,167
- ---------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.2%
(Identified cost $1,285,111,287) .....                              1,520,330,382(a)
Cash and receivables, less liabilities--0.8%                           12,868,877
                                                                 ----------------
NET ASSETS--100.0%                                               $  1,533,199,259
                                                                 ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $283,851,817 and gross depreciation of $52,074,661 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purpose was $1,288,553,226.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities amounted to a value of $37,089,089 or 2.4% of net assets.
(d) As rated by Moody's, Fitch or Duff & Phelps.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.


                       See Notes to Financial Statements
36

Phoenix-Oakhurst Balanced Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2000
                                  (Unaudited)

Assets
Investment securities at value
  (Identified cost $1,285,111,287)                       $ 1,520,330,382
Short-term investments held as collateral
  for loaned securities                                       49,436,488
Cash                                                               3,099
Receivables
     Interest and dividends                                    8,659,577
     Investment securities sold                                7,673,771
     Fund shares sold                                            159,192
Prepaid expenses                                                  20,464
                                                         ---------------
         Total assets                                      1,586,282,973
                                                         ---------------
Liabilities
Payables
     Collateral on securities loaned                          49,436,488
     Fund shares repurchased                                   1,187,250
     Investment securities purchased                             987,384
     Investment advisory fee                                     673,437
     Distribution fee                                            341,133
     Transfer agent fee                                          304,020
     Financial agent fee                                          41,463
     Trustees' fee                                                 6,165
Accrued expenses                                                 106,374
                                                         ---------------
    Total liabilities                                         53,083,714
                                                         ---------------
Net Assets                                               $ 1,533,199,259
                                                         ===============
Net Assets Consist of:
Capital paid in on shares of beneficial interest         $ 1,177,156,119
Undistributed net investment income                            5,518,316
Accumulated net realized gain                                115,305,729
Net unrealized appreciation                                  235,219,095
                                                         ---------------
Net Assets                                               $ 1,533,199,259
                                                         ===============
Class A
Shares of beneficial interest outstanding, $1.00 par
  value, unlimited authorization
  (Net Assets $1,495,957,394)                                 85,174,432
Net asset value per share                                $         17.56
Offering price per share $17.56/(1-5.75%)                $         18.63
Class B
Shares of beneficial interest outstanding, $1.00 par
  value, unlimited authorization
  (Net Assets $37,241,865)                                     2,130,026
Net asset value and offering price per share             $         17.48

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (Unaudited)


Investment Income
Interest                                                    $  23,184,676
Dividends                                                       4,173,475
Security lending                                                  101,346
Foreign taxes withheld                                            (34,174)
                                                            -------------
    Total investment income                                    27,425,323
                                                            -------------
Expenses
Investment advisory fee                                         4,172,616
Distribution fee, Class A                                       1,914,444
Distribution fee, Class B                                         190,189
Financial agent fee                                               247,202
Transfer agent                                                  1,093,374
Printing                                                          106,258
Custodian                                                          81,845
Professional                                                       18,956
Registration                                                       14,102
Trustees                                                           12,261
Miscellaneous                                                      19,830
                                                            -------------
    Total expenses                                              7,871,077
    Custodian fees paid indirectly                                 (6,753)
                                                            -------------
    Net expenses                                                7,864,324
                                                            -------------
Net Investment income                                          19,560,999
                                                            -------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                               116,699,228
Net change in unrealized appreciation (depreciation) on
  investments                                                 (51,391,260)
                                                            -------------
Net gain on investments                                        65,307,968
                                                            -------------
Net Increase in net assets resulting from
  operations                                                $  84,868,967
                                                            =============





                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund


                      STATEMENT OF CHANGES IN NET ASSETS




                                                                                      Six Months
                                                                                         Ended
                                                                                        4/30/00            Year Ended
                                                                                      (Unaudited)           10/31/99
                                                                                  ------------------   ------------------
From Operations
 Net investment income (loss)                                                       $   19,560,999       $   35,863,854
 Net realized gain (loss)                                                              116,699,228           96,133,633
 Net change in unrealized appreciation (depreciation)                                  (51,391,260)         121,818,561
                                                                                    --------------       --------------
 Increase (decrease) in net assets resulting from operations                            84,868,967          253,816,048
                                                                                    --------------       --------------
From Distributions to Shareholders
 Net investment income, Class A                                                        (20,793,458)         (35,733,708)
 Net investment income, Class B                                                           (393,163)            (587,211)
 Net realized gains, Class A                                                           (92,466,588)         (59,145,470)
 Net realized gains, Class B                                                            (2,314,781)          (1,279,772)
                                                                                    --------------       --------------
 Decrease in net assets from distributions to shareholders                            (115,967,990)         (96,746,161)
                                                                                    --------------       --------------
From Share Transactions
Class A
 Proceeds from sales of shares (1,197,349 and 3,094,136 shares, respectively)           20,975,624           53,824,896
 Net asset value of share issued from reinvestment of distributions
  (6,124,255 and 5,171,102 shares, respectively)                                       106,590,906           87,493,618
 Cost of shares repurchased (9,251,053 and 16,196,289 shares, respectively)           (162,342,321)        (282,470,843)
                                                                                    --------------       --------------
Total                                                                                  (34,775,791)        (141,152,329)
                                                                                    --------------       --------------
Class B
 Proceeds from sales of shares (115,570 and 404,309 shares, respectively)                2,014,604            7,032,370
 Net asset value of share issued from reinvestment of distributions
  (147,909 and 102,012 shares, respectively)                                             2,565,191            1,720,281
 Cost of shares repurchased (296,309 and 373,100 shares, respectively)                  (5,145,083)          (6,493,887)
                                                                                    --------------       --------------
Total                                                                                     (565,288)           2,258,764
                                                                                    --------------       --------------
 Increase (decrease) in net assets from share transactions                             (35,341,079)        (138,893,565)
                                                                                    --------------       --------------
 Net increase (decrease) in net assets                                                 (66,440,102)          18,176,322
Net Assets
 Beginning of period                                                                 1,599,639,361        1,581,463,039
                                                                                    --------------       --------------
 End of period [including undistributed net investment income (loss) of
  $5,518,316 and $7,143,938, respectively]                                          $1,533,199,259       $1,599,639,361
                                                                                    ==============       ==============


                       See Notes to Financial Statements
38

Phoenix-Oakhurst Balanced Fund


                             FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                             CLASS A
                                            -----------------------------------------
                                                  Six Months       Year Ended October
                                                     Ended                 31
                                                    4/30/00        ------------------
                                                  (Unaudited)              1999
Net asset value, beginning of period            $     17.92             $  16.29
Income from investment operations
 Net investment income (loss)                          0.23                 0.40
 Net realized and unrealized gain (loss)               0.74                 2.25
                                                -----------             --------
  Total from investment operations                     0.97                 2.65
                                                -----------             --------
Less distributions
 Dividends from net investment income                 (0.24)               (0.39)
 Dividends from net realized gains                    (1.09)               (0.63)
                                                -----------             --------
  Total distributions                                 (1.33)               (1.02)
                                                -----------             --------
Change in net asset value                             (0.36)                1.63
                                                -----------             --------
Net asset value, end of period                  $     17.56             $  17.92
                                                ===========             ========
Total return(1)                                        5.51%(4)            16.73%
Ratios/supplemental data:
Net assets, end of period (thousands)           $ 1,495,957             $1,561,026
Ratio to average net assets of:
 Operating expenses                                    0.98%(2)(3)          0.97%(2)
 Net investment income                                 2.50%(3)             2.19%
Portfolio turnover                                       26%(4)               57%


                                                                       CLASS A
                                            --------------------------------------------------------------
                                                                Year Ended October 31
                                            --------------------------------------------------------------
                                                 1998            1997            1996            1995
Net asset value, beginning of period          $   18.07       $   17.56       $   17.04       $   15.23
Income from investment operations
 Net investment income (loss)                      0.42            0.48            0.48            0.52
 Net realized and unrealized gain (loss)           0.90            2.38            1.46            1.80
                                              ---------       ---------       ---------       ---------
  Total from investment operations                 1.32            2.86            1.94            2.32
                                              ---------       ---------       ---------       ---------
Less distributions
 Dividends from net investment income              (0.40)         (0.48)          (0.49)          (0.51)
 Dividends from net realized gains                 (2.70)         (1.87)          (0.93)             --
                                              ----------      ----------      ----------      ----------
  Total distributions                              (3.10)         (2.35)          (1.42)          (0.51)
                                              ----------      ----------      ----------      ----------
Change in net asset value                          (1.78)          0.51            0.52            1.81
                                              ----------      ----------      ----------      ----------
Net asset value, end of period                $   16.29       $   18.07       $   17.56       $   17.04
                                              ==========      ==========      ==========      ==========
Total return(1)                                     8.68%          18.04%          12.03%          15.52%
Ratios/supplemental data:
Net assets, end of period (thousands)         $1,548,475      $1,702,385      $1,897,306      $2,345,440
Ratio to average net assets of:
 Operating expenses                                 0.97%           0.98%           1.01%           1.02%
 Net investment income                              2.41%           2.65%           2.74%           3.27%
Portfolio turnover                                   138%            206%            191%            197%

                                                            CLASS B
                                            ----------------------------------------
                                                  Six Months           Year Ended
                                                     Ended               October
                                                                           31
                                                    4/30/00         ----------------
                                                  (Unaudited)             1999
Net asset value, beginning of period            $     17.85            $   16.25
Income from investment operations
 Net investment income (loss)                          0.16                 0.27
 Net realized and unrealized gain (loss)               0.74                 2.24
                                                -----------            ---------
  Total from investment operations                     0.90                 2.51
                                                -----------            ---------
Less distributions
 Dividends from net investment income                 (0.18)               (0.28)
 Dividends from net realized gains                    (1.09)               (0.63)
                                                -----------            ---------
  Total distributions                                 (1.27)               (0.91)
                                                -----------            ---------
Change in net asset value                             (0.37)                1.60
                                                -----------            ---------
Net asset value, end of period                  $     17.48            $   17.85
                                                ===========            =========
Total return(1)                                        5.12%(4)            15.84%
Ratios/supplemental data:
Net assets, end of period (thousands)           $    37,242            $  38,613
Ratio to average net assets of:
 Operating expenses                                    1.73%(2){3)          1.72%(2)
 Net investment income                                 1.76%(3)             1.45%
Portfolio turnover                                       26%(4)               57%


                                                                 CLASS B
                                            --------------------------------------------------
                                                          Year Ended October 31
                                            --------------------------------------------------
                                                1998         1997         1996         1995
Net asset value, beginning of period         $ 18.04      $ 17.54       $ 17.01      $ 15.23
Income from investment operations
 Net investment income (loss)                   0.30         0.35          0.35         0.40
 Net realized and unrealized gain (loss)        0.90         2.37          1.47         1.80
                                              -------      -------      -------      -------
  Total from investment operations              1.20         2.72          1.82         2.20
                                              -------      -------      -------      -------
Less distributions
 Dividends from net investment income          (0.29)       (0.35)        (0.36)       (0.42)
 Dividends from net realized gains             (2.70)       (1.87)        (0.93)          --
                                              -------      -------      -------      -------
  Total distributions                          (2.99)       (2.22)        (1.29)       (0.42)
                                              -------      -------      -------      -------
Change in net asset value                      (1.79)        0.50          0.53         1.78
                                              -------      -------      -------      -------
Net asset value, end of period                $ 16.25      $ 18.04      $ 17.54      $ 17.01
                                              =======      =======      =======      =======
Total return(1)                                 7.91%       17.13%        11.24%       14.68%
Ratios/supplemental data:
Net assets, end of period (thousands)        $32,988      $30,216       $26,209      $16,971
Ratio to average net assets of:
 Operating expenses                             1.72%        1.73%         1.76%        1.78%
 Net investment income                          1.66%        1.90%         1.96%        2.46%
Portfolio turnover                               138%         206%          191%         197%

(1) Maximum sales load is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.
(4) Not Annualized.


                       See Notes to Financial Statements

Phoenix Series Fund
Notes to Financial Statements
April 30, 2000 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

 Phoenix Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Each Fund has distinct investment objectives. The Core Bond Fund seeks to provide both current income and capital appreciation. The Aggressive Growth Fund seeks appreciation of capital through the use of aggressive investment techniques. The Capital Growth Fund seeks a long-term appreciation of capital. The High Yield Fund seeks to provide high current income. The Money Market Fund seeks to provide as high a level of current income consistent with capital preservation and liquidity. The Balanced Fund seeks to provide reasonable income, long-term capital growth and conservation of capital.

 Each Series offers both Class A and Class B shares and, additionally, Core Bond Fund, High Yield Fund, and Money Market Fund offer Class C shares. Effective April 3, 2000, Class A shares of Aggressive Growth, Capital Growth and Balanced Fund are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge for those funds was 4.75%. Class A shares of Core Bond and High Yield Fund are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

 The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

 Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

  The Money Market Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Fund to maintain a constant net asset value of $1 per share.

B. Security transactions and related income:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust does not amortize premiums except for the Money Market Fund, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

 Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

 Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

 Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

Phoenix Series Fund
Notes to Financial Statements
April 30, 2000 (Unaudited) (Continued)

F. Forward currency contracts:

 Each of the Funds, except the Core Bond and Money Market Fund, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

 A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed.


G. Security lending:

  The Trust loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At April 30, 2000, the Trust had the following amounts of securities on loan and related collateral:

                                                     Value of
                                    Value of        Securities
                                   Collateral         on Loan
                                 --------------   --------------
Aggressive Growth Fund .......   $20,915,870      $22,270,613
Capital Growth Fund ..........    40,927,178       40,026,100
Balanced Fund ................    63,382,709       61,574,113

H. Expenses:

 Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. Options:

 The Trust, except for the Core Bond and Money Market Fund, may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

 The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

 Each Fund, except for the Core Bond and Money Market Fund, may purchase options which are included in the Series' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.


J. When-issued and delayed delivery transactions:

 Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K. Swap Agreements:

 The Trust may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Funds with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

Phoenix Series Fund
Notes to Financial Statements
April 30, 2000 (Unaudited) (Continued)

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

 As compensation for their services to the Trust, the Advisers, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), and Duff & Phelps Investment Management Co. ("DPIM"), a subsidiary of Phoenix Investment Partners, Ltd., formerly Phoenix, Duff & Phelps Corporation, which is an indirect majority owned subsidiary of PHL are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series:




                                   1st $1       $1-2         $2+
Series                            Billion     Billion      Billion
- ------------------------------   ---------   ---------   ----------
Core Bond Fund ...............   0.45%       0.40%       0.35%
Aggressive Growth Fund .......   0.70%       0.65%       0.60%
Capital Growth Fund ..........   0.70%       0.65%       0.60%
High Yield Fund ..............   0.65%       0.60%       0.55%
Money Market Fund ............   0.40%       0.35%       0.30%
Balanced Fund ................   0.55%       0.50%       0.45%

 DPIM serves as investment adviser for the Core Bond Fund and PIC serves as investment advisor for the remaining funds within the Trust.
 The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% for Class A shares and 1.60% for Class B shares of the average of the aggregate daily net asset value.

  Roger Engemann & Associates, Inc. ("REA") is the subadvisor to the Aggressive Growth Fund and Capital Growth Fund. For its services, REA is paid a fee by the Adviser equal to 0.20% of the average daily net assets of the Aggressive Growth Fund up to $262 million, 0.35% of such value between $262 million and $1 billion, 0.325% of such value between $1 billion and $2 billion and 0.30% of such value in excess of $2 billion and a fee equal to 0.10% of the average daily net assets of the Capital Growth Fund up to $3 billion and 0.30% of such value in excess of $3 billion. REA is a wholly-owned subsidiary of Pasadena Capital Corporation which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, majority-owned subsidiary of PHL.

  Phoenix Equity Planning Corporation (PEPCO), an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained selling commissions of $232,915 for Class A shares, deferred sales charges of $465,215 for Class B shares and $4,477 for Class C shares, for the six months ended April 30, 2000. In addition, each Series except the Money Market Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each Fund; the distribution fee for the Money Market Fund is 0%, 0.75% and 1.00% for Class A, Class B and Class C, respectively. The distributor has advised the Trust that of the total amount expensed for the six months ended April 30, 2000, $1,891,141 was earned by the Distributor, $5,938,432 was earned by unaffiliated participants, and $769,381 was paid to W.S. Griffith, an indirect subsidiary of PHL.

 As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

 PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended April 30, 2000, transfer agent fees were $3,821,398 of which PEPCO retained $1,712,965 which is net of fees paid to State Street.

 At April 30, 2000, PHL and affiliates held Trust shares which aggregated the following:

                                                  Aggregate
                                                  Net Asset
                                    Shares          Value
                                 ------------   ------------
Core Bond Fund ...............      11,899      $ 104,014
Aggressive Growth Fund .......      15,904        471,701
High Yield Fund ..............         504          3,768
Money Market Fund ............   3,933,083      3,933,083

 In October, 1999, the Adviser voluntarily contributed capital to Phoenix-Engemann Capital Growth Fund in the amount of $4,720,017 as disclosed in the statement of changes. This contribution offset losses realized on the sale of certain securities by the Fund. The Adviser received no shares of beneficial interest or other consideration in exchange for this contribution which increased the net asset value of the Fund.


3. PURCHASE AND SALE OF SECURITIES

 Purchases and sales of securities during the six months ended April 30, 2000 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                      Purchases            Sales
                                  ----------------   ----------------
Core Bond Fund ................   $  35,746,481      $  23,467,463
Aggressive Growth Fund ........     507,464,853        446,720,388
Capital Growth Fund ...........   1,299,437,588      1,724,325,534
High Yield Fund ...............     169,375,204        189,094,008
Balanced Fund .................     321,723,237        482,645,528

Phoenix Series Fund
Notes to Financial Statements
April 30, 2000 (Unaudited) (Continued)

 Purchases and sales of U.S. Government and agency securities during the six months ended April 30, 2000, aggregated the following:

                             Purchases           Sales
                          ---------------   ---------------
Core Bond Fund ........    $103,512,577      $117,469,206
Balanced Fund .........      70,472,699        71,725,235

 At April 30, 2000, the High Yield Fund had the following swap agreements outstanding:

                                                                      Unrealized
                                                                     Appreciation
 Notional Amount                                                    (Depreciation)
- -----------------                                                  ---------------
$  4,890,000       Agreement with Morgan Stanley Capital
                   Services Inc. terminating on March 15, 2008
                   to receive interest at 12.82% in exchange for
                   payment of 10.75% on EUR 5,000,000                 $  400,000
$  6,105,000       Agreement with Morgan Stanley Capital
                   Services Inc. terminating on December 15,
                   2004 to receive interest at 9.64% in exchange
                   for payment of 7.625% on EUR 6,000,000                701,250
$  4,200,000       Agreement with Morgan Stanley Capital
                   Services Inc. terminating on November 1, 2004
                   to receive interest at 13.26% in exchange for
                   payment of 11.25% on EUR 4,000,000                    673,333
$  9,267,000       Agreement with Morgan Stanley Capital
                   Services Inc. terminating on November 15,
                   2006 to receive interest at 11.07% in
                   exchange for payment of 9.25% on EUR
                   9,000,000                                           1,125,000
$  5,261,160       Agreement with Chase Manhattan Bank
                   terminating on December 15, 2004 to receive
                   interest at 12.09% in exchange for payment of
                   10.00% on EUR 5,100,000                               731,731
                                                                      ----------
                                                                      $3,631,314
                                                                      ==========


4. CREDIT RISK

 In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

 The following Funds have capital loss carryforwards which may be used to offset future capital gains.

                      Core Bond       High Yield
Expiration Date          Fund            Fund
- -----------------   -------------   --------------
2002 ............    $ 5,893,108     $ 14,103,053
2003 ............             --       46,929,335
2004 ............      2,433,827               --
2006 ............             --        1,533,950
2007 ............      6,429,814       38,223,988
                     -----------     ------------
Total ...........    $14,756,749     $100,790,326
                     ===========     ============

This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

Phoenix-Duff & Phelps Core Bond Fund Series


                        INVESTMENTS AT OCTOBER 31, 1999

                                                 STANDARD
                                                 & POORS     PAR
                                                 RATING     VALUE
                                               (Unaudited)  (000)      VALUE
                                               ----------- -------  -----------
U.S. GOVERNMENT SECURITIES--6.1%

U.S. Treasury Notes 6.25%, 10/31/01(d) ....        AAA     $ 6,000  $ 6,047,976
U.S. Treasury Notes 5.75%, 4/30/03 ........        AAA       3,500    3,477,095
- ------------------------------------------------------------------------------
Total U.S. Government Securities
(Identified cost $9,632,500)                                          9,525,071
- ------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--59.7%

Fannie Mae 10%, 5/25/04 ...................        AAA       1,206    1,256,178
Fannie Mae 6.75%, 5/25/19 .................        AAA       1,000      989,782
Fannie Mae 6.75%, 6/25/21 .................        AAA       1,000      989,956
Fannie Mae TBA 6.50%, 5/15/13 .............        AAA       4,000    3,918,750
Fannie Mae TBA 6%, 10/19/13 ...............        AAA      10,650   10,227,328
GNMA 8.50%, '01-'22 .......................        AAA         181      183,950
GNMA 8%, 9/15/05 ..........................        AAA          82       83,834
GNMA 8%, 9/15/06 ..........................        AAA          11       10,878
GNMA 7.50%, 12/15/25 ......................        AAA       5,182    5,198,375
GNMA 7.50%, 10/15/26 ......................        AAA       1,232    1,234,747
GNMA 7%, 1/15/28 ..........................        AAA       7,454    7,310,014
GNMA 7%, 3/15/28 ..........................        AAA       9,822    9,631,494
GNMA 6.50%, 9/15/28 .......................        AAA       4,921    4,701,199
GNMA 6.50%, 9/15/28 .......................        AAA       7,601    7,261,752
GNMA 6.50%, 9/15/28 .......................        AAA      17,428   16,648,849
GNMA 6%, 1/15/29 ..........................        AAA      10,563    9,800,548
GNMA 6%, 1/15/29 ..........................        AAA       3,579    3,320,621
GNMA 6%, 1/15/29 ..........................        AAA       8,842    8,203,559
GNMA 7.50%, 1/15/29 .......................        AAA       2,578    2,584,903
- ------------------------------------------------------------------------------
Total Agency Mortgage-Backed Securities
(Identified cost $97,487,004)                                        93,556,717
- ------------------------------------------------------------------------------

                                                 STANDARD
                                                 & POORS     PAR
                                                 RATING     VALUE
                                               (Unaudited)  (000)      VALUE
                                               ----------- -------  -----------

MUNICIPAL BONDS--7.9%

California--3.7%
San Francisco City & County Redevelopment
Agency Revenue Taxable 9.75%,
6/1/13(d) .................................        AAA     $ 4,800  $ 5,868,000

Illinois--2.6%
Chicago Public Building Commission Special
Obligation Taxable 6.65%, 1/1/01(c) .......        AAA       1,000    1,002,500

Chicago Public Building Commission
Special Obligation Taxable 7%,
1/1/06(c) .................................        AAA       2,000    2,005,000

Chicago Public Building Commission
Special Obligation Taxable 7%,
1/1/07(c) .................................        AAA       1,050    1,052,625
                                                                    ------------
                                                                      4,060,125
                                                                    ------------
Massachusetts--1.6%
Massachusetts Port Authority Revenue
Taxable Series C 6.35%, 7/1/06 ............        AA-       1,000      962,500
Massachusetts Port Authority Revenue
Taxable Series C 6.45%, 7/1/09 ............        AA-       1,575    1,496,250
                                                                    ------------
                                                                      2,458,750
                                                                    ------------
- ------------------------------------------------------------------------------
Total Municipal Bonds
(Identified cost $12,826,194)                                        12,386,875
- ------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--0.8%

ContiMortgage Home Equity Loan
Trust 98-1, B 7.86%, 4/15/29 ..............        BBB-       1,470   1,344,590
- ------------------------------------------------------------------------------
Total Asset-Backed Securities
(Identified cost $1,478,728)                                          1,344,590
- ------------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund Series


                                                 STANDARD
                                                 & POORS     PAR
                                                 RATING     VALUE
                                               (Unaudited)  (000)      VALUE
                                               ----------- -------  -----------

CORPORATE BONDS--10.5%

Banks (Money Center)--1.8%
Citicorp Capital I 7.933%, 2/15/27 ..........      A      $  3,000   $2,865,000
Computers (Software & Services)--2.6%
Electronic Data Systems Corp. 7.125%,
10/15/09 ....................................      A+        4,000    4,005,000
Consumer Finance--2.3%
Ford Motor Credit Co. 5.80%, 1/12/09               A         4,000    3,615,000
Telecommunications (Long Distance)--3.8%
MCI WorldCom, Inc. 7.75%, 4/1/07(d) .........      A         3,000    3,108,750
US West Capital Funding, Inc. 6.375%,
7/15/08(d) ..................................      A-        3,000    2,812,500
- ------------------------------------------------------------------------------
Total Corporate Bonds
(Identified cost $16,282,427)                                        16,406,250
- ------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED

SECURITIES--1.9%

J.P. Morgan Commercial Mortgage Finance
Corp. 97-C5, A2 7.069%, 9/15/29 .............      AAA       3,000    2,997,210
- ------------------------------------------------------------------------------
Total Non-Agency Mortgage-Backed Securities
(Identified cost $2,967,664)                                          2,997,210
- ------------------------------------------------------------------------------
PREFERRED STOCKS--11.1%

REITS--11.1%

                                                            SHARES
                                                            ------
Home Ownership Funding 2, Step-down
Pfd. 144A 13.338%(b)(e) .....................               20,722   17,494,590
- ------------------------------------------------------------------------------
Total Preferred Stocks
(Identified cost $18,049,396)                                        17,494,590
- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------
Total Long-Term Investments--98.0%
(Identified cost $158,723,913)                                      153,711,303
- ------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                     --------      --------
SHORT-TERM OBLIGATIONS--9.9%

Money Market Mutual Funds--9.9%

State Street Global Advisors Seven Seas
Money Market Fund (5.07% seven day
effective yield) ............................       15,472,142   $ 15,472,142
- ------------------------------------------------------------------------------
Total Short-Term Obligations
(Identified cost $15,472,142)                                      15,472,142
- ------------------------------------------------------------------------------
Total Investments--107.9%
Identified cost ($174,196,055)                                    169,183,445(a)
Cash and receivables, less liabilities--(7.9%)                    (12,422,425)
                                                                 ------------
NET ASSETS--100.0%                                               $156,761,020
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $309,244 and gross depreciation of $5,321,854 for federal income tax purposes. At October 31, 1999, the aggregate cost of securities for federal income tax purpose was $174,196,055.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, these securities amounted to a value of $17,494,590 or 11.2% of net assets.

(c)  These bonds are fully defeased by U.S. Government Treasury Obligations.

(d)  All or portion segregated as collateral.

(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.


                       See Notes to Financial Statements                       5

Phoenix-Duff & Phelps Core Bond Fund Series

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999

Assets
Investment securities at value
    (Identified cost $174,196,055)                                $ 169,183,445
Receivables
    Interest                                                          1,393,924
    Fund shares sold                                                    687,132
Prepaid expenses                                                          3,393
                                                                  -------------
Total assets                                                        171,267,894
                                                                  -------------
Liabilities
Payables
    Investment securities purchased                                  14,078,031
    Fund shares repurchased                                             211,982
    Investment advisory fee                                              59,838
    Transfer agent fee                                                   44,652
    Distribution fee                                                     40,817
    Financial agent fee                                                  16,877
    Trustees' fee                                                         4,216
Accrued expenses                                                         50,461
                                                                  -------------
      Total liabilities                                              14,506,874
                                                                  -------------
Net Assets                                                        $ 156,761,020
                                                                  =============
Net Assets Consist of:
    Capital paid in on shares of beneficial interest                176,251,277
    Undistributed net investment income                                 279,102
    Accumulated net realized loss                                   (14,756,749)
    Net unrealized depreciation                                      (5,012,610)
                                                                  -------------
Net Assets                                                        $ 156,761,020
                                                                  =============
Class A
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $144,923,207)                   16,032,902
Net asset value per share                                                 $9.04
Offering price per share $9.04/(1-4.75%)                                  $9.49

Class B
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $11,737,179)                     1,308,372
Net asset value and offering price per share                              $8.97

Class C
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $100,634)                           11,191

Net asset value and offering price per share                              $8.99

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1999

Investment Income
Interest                                                           $ 10,170,897
Dividends                                                             1,522,238
Security lending                                                         89,248
                                                                   ------------
Total investment income                                              11,782,383
                                                                   ------------

Expenses
Investment advisory fee                                                 796,046
Distribution fee, Class A                                               410,940
Distribution fee, Class B                                               125,177
Distribution fee, Class C                                                    52
Financial agent fee                                                     179,917
Transfer agent                                                          295,560
Printing                                                                 39,412
Professional                                                             22,708
Custodian                                                                15,083
Trustees                                                                 16,949
Registration                                                             20,236
Miscellaneous                                                             8,545
                                                                   ------------
   Total expenses                                                     1,930,625
                                                                  -------------
Net investment income                                                 9,851,758

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                                      (6,568,044)
Net change in unrealized appreciation (depreciation)
 on investments                                                      (7,313,523)
                                                                  -------------
Net loss on investments                                             (13,881,567)

Net decrease in net assets resulting from operations                ($4,029,809)
                                                                     ==========

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund Series

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Year Ended                   Year Ended
                                                                                            10/31/99                     10/31/98
                                                                                           -----------                  ----------
From Operations
   Net investment income (loss)                                                          $   9,851,758                $  10,062,931
   Net realized gain (loss)                                                                 (6,568,044)                   4,600,713
   Net change in unrealized appreciation (depreciation)                                     (7,313,523)                    (337,053)
                                                                                         -------------                -------------
   Increase (decrease) in net assets resulting from operations                              (4,029,809)                  14,326,591
                                                                                         -------------                -------------
From Distributions to Shareholders
   Net investment income, Class A                                                           (9,689,868)                 (10,374,488)
   Net investment income, Class B                                                             (665,018)                    (383,148)
   Net investment income, Class C                                                                 (279)                          --
   In excess of net investment income, Class A                                                (761,865)                    (466,829)
   In excess of net investment income, Class B                                                 (52,287)                     (17,241)
   In excess of net investment income, Class C                                                     (22)                          --
                                                                                         -------------                -------------
   Decrease in net assets from distributions to shareholders                               (11,169,339)                 (11,241,706)
                                                                                         -------------                -------------
From Share Transactions
Class A
  Proceeds from sales of shares (5,788,523 and 4,455,347 shares, respectively)              54,202,911                   43,833,411
  Net asset value of share issued from reinvestment of distributions
     (655,169 and 659,479 shares, respectively)                                              6,141,277                    6,426,680
  Cost of shares repurchased (8,786,721 and 5,613,314 shares, respectively)                (81,913,552)                 (54,907,874)
                                                                                         -------------                -------------
Total                                                                                      (21,569,364)                  (4,647,783)
                                                                                         -------------                -------------
Class B
  Proceeds from sales of shares (657,595 and 1,026,865 shares, respectively)                 6,129,389                   10,046,636
  Net asset value of share issued from reinvestment of distributions (38,674                   358,715                      226,393
     and 23,348 shares, respectively)
  Cost of shares repurchased ( 709,025 and 283,214 shares, respectively)                    (6,589,226)                  (2,751,425)
                                                                                         -------------                -------------
Total                                                                                         (101,122)                   7,521,604
                                                                                         -------------                -------------
Class C
Proceeds from sales of shares ( 11,157 and 0 shares, respectively)                             100,080                           --
  Net asset value of share issued from reinvestment of distributions (34                           301                           --
     and 0 shares, respectively)
Cost of shares repurchased ( 0 and 0 shares, respectively)                                          --                           --
                                                                                         -------------                -------------
Total                                                                                          100,381                            0
                                                                                         -------------                -------------
   Increase (decrease) in net assets from share transactions                               (21,570,105)                   2,873,821
                                                                                         -------------                -------------
   Net increase (decrease) in net assets                                                   (36,769,253)                   5,958,706
                                                                                         -------------                -------------
Net Assets
 Beginning of period                                                                       193,530,273                  187,571,567
                                                                                         -------------                -------------
 End of period [including undistributed net investment income (loss)
    of $279,102 and $503,407, respectively]                                               $156,761,020                 $193,530,273
                                                                                          ============                 ============



                       See Notes to Financial Statements                       7

Phoenix-Duff & Phelps Core Bond Fund Series

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                                                        CLASS A
                                                            ------------------------------------------------------------------------
                                                                                  Year Ended October 31
                                                            ------------------------------------------------------------------------
                                                                1999        1998         1997        1996         1995
Net asset value, beginning of period                           $9.83       $9.66        $9.47       $9.60        $8.88
Income from investment operations
   Net investment income (loss)                                 0.59        0.59         0.55        0.52         0.55
   Net realized and unrealized gain (loss)                     (0.78)       0.18         0.17       (0.15)        0.72
                                                               -----       -----        -----       -----        -----
       Total from investment operations                        (0.19)       0.77         0.72        0.37         1.27
                                                               -----       -----        -----       -----        -----
Less distributions
   Dividends from net investment income                        (0.56)      (0.57)       (0.53)      (0.50)       (0.55)
   Dividends from net realized gains                              --          --           --          --           --
   In excess of net investment income                          (0.04)      (0.03)          --          --           --
                                                               -----       -----        -----       -----        -----
   Total distributions                                         (0.60)      (0.60)       (0.53)      (0.50)       (0.55)
                                                               -----       -----        -----       -----        -----
Change in net asset value                                      (0.79)       0.17         0.19       (0.13)        0.72
                                                               -----       -----        -----       -----        -----
Net asset value, end of period                                 $9.04       $9.83        $9.66       $9.47        $9.60
                                                               =====       =====        =====       =====        =====
   Total return(1)                                             (1.97)%      8.16%        7.85%       4.05%       14.81%
Ratios/supplemental data:
Net assets, end of period (thousands)                       $144,923    $180,628     $182,250    $208,552     $235,879
Ratio to average net assets of:
   Operating expenses                                           1.04%       1.00%        0.98%       1.03%        0.99%
   Net investment income                                        5.62%       5.46%        5.63%       5.55%        6.01%
Portfolio turnover                                               112%        290%         377%        379%         178%

                                                                                        CLASS B                         CLASS C
                                                            ---------------------------------------------------------- -------------
                                                                                                                          From
                                                                                Year Ended October 31                   Inception
                                                            ---------------------------------------------------------- 10/12/99 to
                                                                1999        1998        1997         1996        1995    10/31/99
Net asset value, beginning of period                           $9.77       $9.60        $9.45       $9.58        $8.86    $8.96
Income from investment operations
   Net investment income (loss)                                 0.51        0.52         0.47        0.44         0.48     0.03
   Net realized and unrealized gain (loss)                     (0.78)       0.18         0.17       (0.14)        0.72     0.03
                                                               -----       -----        -----       -----        -----    -----
       Total from investment operations                        (0.27)       0.70         0.64        0.30         1.20     0.06
                                                               -----       -----        -----       -----        -----    -----
Less distributions
   Dividends from net investment income                        (0.49)      (0.51)       (0.49)      (0.43)       (0.48)   (0.03)
   Dividends from net realized gains                              --          --           --          --           --       --
   In excess of net investment income                          (0.04)      (0.02)          --          --           --       --
                                                               -----       -----        -----       -----        -----    -----
   Total distributions                                         (0.53)      (0.53)       (0.49)      (0.43)       (0.48)   (0.03)
                                                               -----       -----        -----       -----        -----    -----
   Change in net asset value                                   (0.80)       0.17         0.15       (0.13)        0.72     0.03
                                                               -----       -----        -----       -----        -----    -----
Net asset value, end of period                                 $8.97       $9.77        $9.60       $9.45        $9.58    $8.99
                                                               =====       =====        =====       =====        =====    =====
   Total return(1)                                             (2.77)%      7.48%        6.94%       3.39%       13.82%    0.53%(3)

Ratios/supplemental data:
Net assets, end of period (thousands)                        $11,737     $12,902       $5,321      $4,875       $3,655     $101
Ratio to average net assets of:
   Operating expenses                                           1.79%       1.75%        1.71%       1.78%        1.73%    1.37%(2)
   Net investment income                                        4.89%       4.74%        4.91%       4.79%        5.23%    4.97%(2)
Portfolio turnover                                               112%        290%         377%        379%         178%     112%

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.

8                       See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund Series


INVESTMENTS AT OCTOBER 31, 1999

                                                        SHARES        VALUE
                                                       -------    -----------
COMMON STOCKS--91.1%
Banks (Money Center)--0.8%
Morgan (J.P.) & Co., Inc. ..........................    25,000    $ 3,271,875

Banks (Regional)--1.8%
City National Corp. ................................    20,000        775,000
First Security Corp. ...............................   150,000      3,843,750
Marshall & Ilsley Corp. ............................    40,000      2,685,000
                                                                  -----------
                                                                    7,303,750
                                                                  -----------
Biotechnology--0.7%
Biogen, Inc.(b) ....................................    40,000      2,965,000

Broadcasting (Television, Radio & Cable)--7.8%
Clear Channel Communications, Inc.(b) ..............   190,000     15,271,250
Hispanic Broadcasting Corp.(b) .....................    49,500      4,009,500
Insight Communications Co., Inc.(b) ................    57,500      1,358,437
Spanish Broadcasting System, Inc.
Class A(b) .........................................    75,000      1,996,875
Univision Communications, Inc.
Class A(b) .........................................   105,000      8,931,562
                                                                  -----------
                                                                   31,567,624
                                                                  -----------

                                                        SHARES        VALUE
                                                       -------    -----------
Communications Equipment--4.9%
CIENA Corp.(b) .....................................   105,000    $ 3,701,250
Netro Corp.(b) .....................................   100,000      2,281,250
Sycamore Networks, Inc.(b) .........................     1,400        301,000
Tellabs, Inc.(b) ...................................   170,000     10,752,500
Terayon Communication Systems, Inc.(b) .............    65,000      2,843,750
                                                                  -----------
                                                                   19,879,750
                                                                  -----------

Computers (Hardware)--0.9%
Juniper Networks, Inc.(b) ..........................    12,500      3,445,312

Computers (Networking)--5.3%
Agile Software Corp.(b) ............................    40,000      3,920,000
Akamai Technologies, Inc.(b) .......................     5,000        725,937
Bluestone Software, Inc.(b) ........................    40,000      1,475,000
Crossroads Systems, Inc.(b) ........................    10,000        711,250
Foundry Networks, Inc.(b) ..........................    10,000      1,895,000
ITXC Corp.(b) ......................................    60,000      2,715,000
Intertrust Technologies Corp.(b) ...................    20,000      1,090,000
Interwoven, Inc.(b) ................................    50,000      3,918,750
Keynote Systems, Inc.(b) ...........................    75,000      3,403,125



                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund Series

                                                        SHARES        VALUE
                                                       -------    -----------
Computers (Networking)--continued
NetZero, Inc.(b) ...................................    85,900    $ 1,766,319
                                                                  -----------
                                                                   21,620,381
                                                                  -----------
Computers (Peripherals)--1.8%
EMC Corp.(b) .......................................   100,000      7,300,000

Computers (Software & Services)--17.8%
America Online, Inc.(b) ............................   130,000     16,859,375
Ariba, Inc.(b) .....................................    30,000      4,650,000
BEA Systems, Inc.(b) ...............................   165,000      7,528,125
BMC Software, Inc.(b) ..............................   135,000      8,665,312
Citrix Systems, Inc.(b) ............................    80,000      5,130,000
E.piphany, Inc.(b) .................................    30,000      2,580,000
Exodus Communications, Inc.(b) .....................    40,000      3,440,000
Inktomi Corp.(b) ...................................    15,000      1,521,562
Legato Systems, Inc.(b) ............................   100,000      5,375,000
New Era of Networks, Inc.(b) .......................   100,000      3,243,750
Packeteer, Inc.(b) .................................    17,500        595,000
Peregrine Systems, Inc.(b) .........................    75,000      3,290,625
Sapient Corp.(b) ...................................    30,000      3,836,250
VERITAS Software Corp.(b) ..........................    50,000      5,393,750
                                                                  -----------
                                                                   72,108,749
                                                                  -----------
Consumer Finance--1.8%
Countrywide Credit Industries, Inc. ................   195,000      6,617,812
NextCard, Inc(b) ...................................    25,000        779,687
                                                                  -----------
                                                                    7,397,499
                                                                  -----------
Electrical Equipment--1.9%
Flextronics International Ltd.(b) ..................    45,000      3,195,000
Sanmina Corp.(b) ...................................    50,000      4,503,125
                                                                  -----------
                                                                    7,698,125
                                                                  -----------
Electronics (Semiconductors)--18.3%
Analog Devices, Inc.(b) ............................   115,000      6,109,375
Applied Micro Circuits Corp.(b) ....................   100,000      7,781,250
Conexant Systems, Inc.(b) ..........................    75,000      7,003,125
JDS Uniphase Corp.(b) ..............................   100,000     16,687,500
LSI Logic Corp.(b) .................................    75,000      3,989,063

                                                        SHARES        VALUE
                                                       -------    -----------
Electronics (Semiconductors)--continued
Maxim Integrated Products, Inc.(b) .................   110,000    $ 8,683,125
Micrel, Inc.(b) ....................................   120,000      6,525,000
SDL, Inc.(b) .......................................    38,000      4,685,875
Xilinx, Inc.(b) ....................................   165,000     12,973,125
                                                                  -----------
                                                                   74,437,438
                                                                  -----------
Equipment (Semiconductor)--2.2%
Applied Materials, Inc.(b) .........................    50,000      4,490,625
KLA-Tencor Corp.(b) ................................    55,000      4,355,313
                                                                  -----------
                                                                    8,845,938
                                                                  -----------
Financial (Diversified)--0.4%
Pinnacle Holdings, Inc.(b) .........................    75,000      1,800,000

Gaming, Lottery & Pari-mutuel Companies--0.5%
Mandalay Resort Group(b) ...........................   100,000      1,862,500

Health Care (Generic and Other)--0.4%
Mylan Laboratories, Inc. ...........................   100,000      1,793,750

Health Care (Medical Products & Supplies)--0.6%
Guidant Corp. ......................................    50,000      2,468,750

Investment Banking/Brokerage--2.1%
E*TRADE Group, Inc.(b) .............................   245,000      5,834,063
Lehman Brothers Holdings, Inc. .....................    35,000      2,579,063
                                                                  -----------
                                                                    8,413,126
                                                                  -----------
Iron & Steel--0.2%
Steel Dynamics Inc .................................    47,000        643,313

Leisure Time (Products)--0.4%
Harley-Davidson, Inc. ..............................    30,000      1,779,375

Manufacturing (Diversified)--3.1%
AlliedSignal, Inc. .................................    70,000      3,985,625
Tyco International Ltd. ............................   120,000      4,792,500
United Technologies Corp. ..........................    60,000      3,630,000
                                                                  -----------
                                                                   12,408,125
                                                                  -----------

                       See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund Series

                                                        SHARES        VALUE
                                                       -------    -----------
Manufacturing (Specialized)--2.5%
Jabil Circuit, Inc.(b) .............................   190,000    $ 9,927,500

Power Producers (Independent)--1.0%
Calpine Corp.(b) ...................................    60,000      3,457,500
Plug Power, Inc.(b) ................................    37,500        600,000
                                                                  -----------
                                                                    4,057,500
                                                                  -----------
Retail (Building Supplies)--0.4%
Lowe's Companies, Inc. .............................    32,000      1,760,000

Retail (Computers & Electronics)--0.8%
Circuit City Stores-Circuit City Group .............    80,000      3,415,000

Retail (Home Shopping)--0.6%
Drugstore.Com, Inc.(b) .............................    70,000      2,546,250

Retail (Specialty)--1.1%
Bed, Bath & Beyond, Inc.(b) ........................   130,000      4,330,625

Savings & Loan Companies--0.7%
Golden State Bancorp, Inc.(b) ......................   130,000      2,713,750

Services (Advertising/Marketing)--0.9%
Interpublic Group of Companies, Inc. (The) .........    90,000      3,656,250

Services (Commercial & Consumer)--2.7%
Cendant Corp.(b) ...................................   350,000      5,775,000
MIPS Technologies, Inc. Class A(b) .................   185,000      5,341,875
                                                                  -----------
                                                                   11,116,875
                                                                  -----------
Services (Computer Systems)--1.0%
Whittman-Hart, Inc.(b) .............................   100,000      3,843,750

Services (Data Processing)--0.6%
Concord EFS, Inc.(b) ...............................    37,500      1,014,844
Predictive Systems, Inc.(b) ........................    32,500      1,413,750
                                                                  -----------
                                                                    2,428,594
                                                                  -----------
Telecommunications (Cellular/Wireless)--1.7%
Sprint Corp. (PCS Group)(b) ........................    85,000      7,049,688

Telecommunications (Long Distance)--3.1%
MCI WorldCom, Inc.(b) ..............................    65,000      5,577,813
McLeodUSA, Inc. Class A(b) .........................    80,000      3,570,000
WinStar Communications, Inc.(b) ....................    85,000      3,299,063
                                                                  -----------
                                                                   12,446,876
                                                                  -----------
Telephone--0.3%
Allied Riser Communications Corp.(b) ...............    60,000      1,080,000
- ------------------------------------------------------------------------------
Total Common Stocks
(Identified cost $220,763,098)                                    369,383,038
- ------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--0.2%
Services (Data Processing)--0.2%
Trintech Group PLC Sponsored ADR
(Germany)(b) .......................................    50,000        881,250

                                                        SHARES        VALUE
                                                       -------    -----------
- ------------------------------------------------------------------------------
Total Foreign Common Stocks
(Identified cost $642,810)                                       $    881,250
- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------
Total Long-Term Investments--91.3%
(Identified cost $221,405,908)                                    370,264,288
- ------------------------------------------------------------------------------
                                             STANDARD
                                             & POORS      PAR
                                              RATING     VALUE
                                           (Unaudited)   (000)       VALUE
                                           -----------   -----       -----
SHORT-TERM OBLIGATIONS--10.6%
Commercial Paper--9.4%
Emerson Electric Co. 5.18%, 11/1/99 .....      A-1+     $5,705    $ 5,705,000
Greenwich Funding Corp. 5.35%,
11/2/99 .................................      A-1+      4,350      4,349,354
Marsh & McLennan Cos., Inc.
5.25%, 11/2/99 ..........................      A-1+      3,535      3,534,484

Commercial Paper--continued
Wisconsin Electric Power Co. 5.30%,
11/2/99 .................................      A-1+     $1,100    $ 1,099,838
Lexington Parker Capital Co. LLC 5.37%
11/3/99 .................................      A-1       3,000      2,999,105
Receivables Capital Corp. 5.38%,
11/4/99 .................................      A-1+      3,345      3,343,500
Ford Motor Credit Co. 5.24%, 11/5/99 ....      A-1       4,000      3,997,671
Vermont American Corp. 5.25%,
11/8/99 .................................      A-1+      6,635      6,628,227
SBC Communications. Inc. 5.30%,
11/19/99 ................................      A-1+      3,000      2,992,050
Donnelley (R.R.) & Sons Co. 5.32%,
11/23/99 ................................      A-1       3,455      3,443,767
                                                                  -----------
                                                                   38,092,996
                                                                  -----------

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------   ------------
Federal Agency Securities--1.2%
Fannie Mae 5.88%, 11/3/99 ..........................   $ 5,000   $  4,999,890
- ------------------------------------------------------------------------------
Total Short-Term Obligations
(Identified Cost $43,092,886)                                      43,092,886
- ------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.9%

(Identified Cost $264,498,794)                                    413,357,174(a)

Cash and Receivables, less liabilities--(1.9%)                     (7,596,463)
                                                                 ------------
NET ASSETS--100.0%                                               $405,760,711
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $151,649,498 and gross depreciation of $2,791,118 for federal income tax purposes. At October 31, 1999, the aggregate cost of securities for federal income tax purposes was $264,498,794.

(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund Series

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999

Assets
Investment securities at value
 (Identified cost $264,498,794)                                $  413,357,174
Short-term investments held as collateral for
 loaned securities                                                 38,473,422
Cash                                                                   26,011
Receivables
 Investment securities sold                                           855,847
 Fund shares sold                                                     394,606
 Interest and dividends                                               176,201
Prepaid expenses                                                        4,911
                                                               --------------
  Total assets                                                    453,288,172
                                                               --------------
Liabilities
Payables
 Collateral on securities loaned                                   38,473,422
 Investment securities purchased                                    8,446,632
 Fund shares repurchased                                              132,562
 Investment advisory fee                                              222,713
 Distribution fee                                                      95,430
 Transfer agent fee                                                    78,626
 Financial agent fee                                                   24,734
 Trustees' fee                                                            898
Accrued expenses                                                       52,444
                                                               --------------
  Total liabilities                                                47,527,461
                                                               --------------
Net Assets                                                     $  405,760,711
                                                               ==============
Net Assets Consist of:
Capital paid in on shares of beneficial interest               $  207,027,543
Accumulated net realized gain                                      49,874,788
Net unrealized appreciation                                       148,858,380
                                                               --------------
Net Assets                                                     $  405,760,711
                                                               ==============
Class A
Shares of beneficial interest outstanding,
 $1 par value, unlimited authorization
 (Net Assets $ 378,426,778)                                        15,417,962
Net asset value per share                                              $24.54
Offering price per share $24.54/(1-4.75%)                              $25.76

Class B
Shares of beneficial interest outstanding,
 $1 par value, unlimited authorization
(Net Assets $ 27,333,933)                                           1,168,279
Net asset value and offering price per share                           $23.40

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1999

Investment Income
Interest                                                       $    1,535,617
Dividends                                                             812,291
Security lending                                                      219,309
                                                               --------------
  Total investment income                                           2,567,217
                                                               --------------
Expenses
Investment advisory fee                                             2,312,441
Distribution fee, Class A                                             774,449
Distribution fee, Class B                                             205,673
Financial agent fee                                                   254,631
Transfer agent                                                        369,475
Printing                                                               65,479
Custodian                                                              30,608
Professional                                                           23,442
Registration                                                           21,235
Trustees                                                               12,140
Miscellaneous                                                           6,298
                                                               --------------
  Total expenses                                                    4,075,871
  Custodian fees paid indirectly                                      (15,337)
                                                               --------------
  Net expenses                                                      4,060,534
                                                               --------------
Net investment loss                                                (1,493,317)
                                                               --------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                    57,892,284
Net change in unrealized appreciation (depreciation)
 on investments                                                   124,594,176
                                                               --------------
Net gain on investments                                           182,486,460
                                                               --------------
Net increase in net assets resulting from
 operations                                                    $  180,993,143
                                                               ==============


14                      See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund Series

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Year Ended               Year Ended
                                                                                             10/31/99                 10/31/98
                                                                                          --------------            -------------
From Operations
 Net investment income (loss)                                                             $   (1,493,317)           $    (572,877)
 Net realized gain (loss)                                                                     57,892,284               (6,139,764)
 Net change in unrealized appreciation/(depreciation)                                        124,594,176                9,270,385
                                                                                          --------------            -------------
 Increase (decrease) in net assets resulting from operations                                 180,993,143                2,557,744
                                                                                          --------------            -------------

From Distributions to Shareholders
 Net realized gains-Class A                                                                           --              (48,960,572)
 Net realized gains-Class B                                                                           --               (2,784,524)
 In excess of net realized gains-Class A                                                              --                 (369,101)
 In excess of net realized gains-Class B                                                              --                  (20,991)
                                                                                          --------------            -------------
 Decrease in net assets from distributions to shareholders                                            --              (52,135,188)
                                                                                          --------------            -------------

From Share Transactions
Class A
 Proceeds from sales of shares (7,232,280 and 2,468,365 shares, respectively)                150,541,641               36,742,199
 Net asset value of shares issued from reinvestment of distributions
  (0 and 3,397,433 shares, respectively)                                                              --               45,837,639
 Cost of shares repurchased (8,007,207 and 3,976,755 shares, respectively)                  (164,237,986)             (59,756,494)
                                                                                          --------------            -------------
Total                                                                                        (13,696,345)              22,823,344
                                                                                          --------------            -------------

Class B
 Proceeds from sales of shares (640,281 and 561,461 shares, respectively)                     12,823,475                8,094,162
 Net asset value of shares issued from reinvestment of distributions
  (0 and 194,011 shares, respectively)                                                                --                2,530,269
 Cost of shares repurchased (546,304 and 493,541 shares, respectively)                       (10,666,072)              (7,177,346)
                                                                                          --------------            -------------
Total                                                                                          2,157,403                3,447,085
                                                                                          --------------            -------------
 Increase (decrease) in net assets from share transactions                                   (11,538,942)              26,270,429
                                                                                          --------------            -------------
 Net increase (decrease) in net assets                                                       169,454,201              (23,307,015)
                                                                                          --------------            -------------

Net Assets
 Beginning of period                                                                         236,306,510              259,613,525
                                                                                          --------------            -------------
 End of period (including undistributed net investment income of $0 and $0 respectively)   $ 405,760,711            $ 236,306,510
                                                                                          ==============            =============


                     See Notes to Financial Statements                        15

Phoenix-Engemann Aggressive Growth Series

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                                                      CLASS A
                                                       ----------------------------------------------------------------
                                                                               Year Ended October 31
                                                       ----------------------------------------------------------------
                                                           1999          1998        1997         1996        1995
Net asset value, beginning of period                   $  13.72       $  17.20     $  16.84    $  16.51     $  13.33
Income from investment operations(3)
 Net investment income (loss)                             (0.08)(2)      (0.03)       (0.08)(2)   (0.13)(2)     0.06(2)
 Net realized and unrealized gain (loss)                  10.90           0.04         2.95        2.64         4.21
                                                       --------       --------     --------    --------     --------
   Total from investment operations                       10.82           0.01         2.87        2.51         4.27
                                                       --------       --------     --------    --------     --------
Less distributions
 Dividends from net investment income                        --             --           --       (0.02)       (0.19)
 Dividends from net realized gains                           --          (3.46)       (2.51)      (2.16)       (0.90)
 In excess of net investment income                          --          (0.03)          --          --           --
                                                       --------       --------     --------    --------     --------
   Total distributions                                       --          (3.49)       (2.51)      (2.18)       (1.09)
                                                       --------       --------     --------    --------     --------
Change in net asset value                                 10.82          (3.48)        0.36        0.33         3.18
                                                       --------       --------     --------    --------     --------
Net asset value, end of period                         $  24.54       $  13.72     $  17.20    $  16.84     $  16.51
                                                       ========       ========     ========    ========     ========
Total return(1)                                           78.94%          0.38%       19.67%      17.43%       35.14%
Ratios/supplemental data:
Net assets, end of period (thousands)                  $378,427       $222,149     $246,002    $233,488     $180,288
Ratio to average net assets of:
 Operating expenses                                        1.19%(4)       1.21%        1.20%       1.20%        1.29%
 Net investment income                                    (0.41)%        (0.18)%      (0.53)%     (0.81)%       0.43%
Portfolio turnover                                          167%           176%         518%        401%         331%

                                                                                      CLASS B
                                                       ----------------------------------------------------------------
                                                                               Year Ended October 31
                                                       ----------------------------------------------------------------
                                                           1999          1998        1997         1996        1995
Net asset value, beginning of period                   $  13.18       $  16.76     $  16.57    $  16.38     $  13.31
Income from investment operations(3)
 Net investment income (loss)                             (0.22)(2)      (0.12)       (0.20)(2)   (0.25)(2)    (0.12)(2)
 Net realized and unrealized gain (loss)                  10.44           0.03         2.90        2.60         4.26
                                                       --------       --------     --------    --------     --------
   Total from investment operations                       10.22          (0.09)        2.70        2.35         4.14
                                                       --------       --------     --------    --------     --------
Less distributions
 Dividends from net investment income                        --             --           --          --        (0.17)
 Dividends from net realized gains                           --          (3.46)       (2.51)      (2.16)       (0.90)
 In excess of net investment income                          --          (0.03)          --          --           --
                                                       --------       --------     --------    --------     --------
   Total distributions                                       --          (3.49)       (2.51)      (2.16)       (1.07)
                                                       --------       --------     --------    --------     --------
Change in net asset value                                 10.22          (3.58)        0.19        0.19         3.07
                                                       --------       --------     --------    --------     --------
Net asset value, end of period                         $  23.40       $  13.18     $  16.76    $  16.57     $  16.38
                                                       ========       ========     ========    ========     ========
Total return(1)                                           77.54%         (0.28)%      18.70%      16.52%       34.15%
Ratios/supplemental data:
Net assets, end of period (thousands)                  $ 27,334       $ 14,157     $ 13,611    $ 10,466     $  2,393
Ratio to average net assets of:
 Operating expenses                                        1.94%(4)       1.96%        1.96%       1.95%        2.04%
 Net investment income                                    (1.16)%        (0.93)%      (1.28)%     (1.57)%      (0.83)%
Portfolio turnover                                          167%           176%         518%        401%         331%

(1) Maximum sales load is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(4) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.18% and 1.93% for Class A and Class B, respectively.

16                          See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund Series


                        INVESTMENTS AT OCTOBER 31, 1999

                                                          SHARES       VALUE
                                                        ---------  ------------
COMMON STOCKS--98.5%

Banks (Major Regional)--2.9%
Mellon Financial Corp. ..............................     613,000  $ 22,642,687
Wells Fargo Co. .....................................   1,286,900    61,610,337
                                                                   ------------
                                                                     84,253,024
                                                                   ------------
Broadcasting (Television, Radio & Cable)--3.8%
AT&T Corp.- Liberty Media Group
Class A(b) ..........................................   1,478,400    58,674,000
CBS Corp.(b) ........................................     608,500    29,702,406
Clear Channel Communications, Inc.(b) ...............     277,800    22,328,175
                                                                   ------------
                                                                    110,704,581
                                                                   ------------
Communications Equipment--4.6%
Lucent Technologies, Inc. ...........................   1,420,000    91,235,000
Tellabs, Inc.(b) ....................................     668,600    42,288,950
                                                                   ------------
                                                                    133,523,950
                                                                   ------------
Computers (Hardware)--4.6%
Dell Computer Corp.(b) ..............................     798,300    32,031,787
International Business Machines Corp. ...............     523,600    51,509,150
Sun Microsystems, Inc.(b) ...........................     466,200    49,329,787
                                                                   ------------
                                                                    132,870,724
                                                                   ------------

                                                          SHARES       VALUE
                                                        ---------  ------------
Computers (Networking)--3.2%
Cisco Systems, Inc.(b) ..............................   1,268,200  $ 93,846,800

Computers (Peripherals)--2.6%
EMC Corp.(b) ........................................   1,022,800    74,664,400

Computers (Software & Services)--13.5%
America Online, Inc.(b) .............................     719,200    93,271,250
BEA Systems, Inc.(b) ................................     160,000     7,300,000
BMC Software, Inc.(b) ...............................     281,300    18,055,944
Citrix Systems, Inc.(b) .............................     165,000    10,580,625
Clarify, Inc.(b) ....................................     130,000    10,042,500
Computer Associates International, Inc. .............     250,000    14,125,000
Compuware Corp.(b) ..................................     366,300    10,187,719
Edwards (J.D.) & Co.(b) .............................     250,000     5,984,375
Legato Systems, Inc.(b) .............................     130,000     6,987,500
Microsoft Corp.(b) ..................................   1,544,800   142,990,550
Oracle Corp.(b) .....................................     400,000    19,025,000
Peregrine Systems, Inc.(b) ..........................     140,000     6,142,500
Siebel Systems, Inc.(b) .............................     130,000    14,275,625
VERITAS Software Corp.(b) ...........................      80,000     8,630,000
Yahoo!, Inc.(b) .....................................      85,600    15,327,750
i2 Technologies, Inc.(b) ............................     144,500    11,406,469
                                                                   ------------
                                                                    394,332,807
                                                                   ------------


                         See Notes to Financial Statements                    19

Phoenix-Engemann Capital Growth Fund Series

                                                          SHARES       VALUE
                                                        ---------  ------------
Consumer Finance--1.6%
Capital One Financial Corp. .........................     322,200  $ 17,076,600
Countrywide Credit Industries, Inc. .................     450,000    15,271,875
MBNA Corp. ..........................................     500,000    13,812,500
                                                                   ------------
                                                                     46,160,975
                                                                   ------------
Distributors (Food & Health)--0.5%
Cardinal Health, Inc. ...............................     361,650    15,596,156
Electrical Equipment--4.9%
Flextronics International Ltd.(b) ...................     190,000    13,490,000
General Electric Co. ................................     758,100   102,769,931
Sanmina Corp.(b) ....................................     130,000    11,708,125
Solectron Corp.(b) ..................................     200,000    15,050,000
                                                                   ------------
                                                                    143,018,056
                                                                   ------------
Electronics (Semiconductors)--8.5%
Intel Corp. .........................................   1,533,400   118,742,663
JDS Uniphase Corp.(b) ...............................      46,000     7,676,250
Linear Technology Corp. .............................     100,000     6,993,750
Maxim Integrated Products, Inc.(b) ..................      90,000     7,104,375
Texas Instruments, Inc. .............................   1,110,000    99,622,500
Xilinx, Inc.(b) .....................................      90,000     7,076,250
                                                                   ------------
                                                                    247,215,788
                                                                   ------------
Entertainment--1.3%
Time Warner, Inc. ...................................     320,000    22,300,000
Walt Disney Co. (The) ...............................     555,000    14,638,125
                                                                   ------------
                                                                     36,938,125
                                                                   ------------
Equipment (Semiconductor)--1.0%
Applied Materials, Inc.(b) ..........................     104,000     9,340,500
KLA-Tencor Corp.(b) .................................      90,000     7,126,875
Novellus Systems, Inc.(b) ...........................      90,000     6,975,000
Teradyne, Inc.(b) ...................................     160,000     6,160,000
                                                                   ------------
                                                                     29,602,375
                                                                   ------------
Financial (Diversified)--6.0%
American Express Co. ................................     108,000    16,632,000
Citigroup, Inc. .....................................   1,588,575    85,981,622
Freddie Mac .........................................     481,600    26,036,500
Morgan Stanley Dean Witter & Co. ....................     424,500    46,827,656
                                                                   ------------
                                                                    175,477,778
                                                                   ------------

                                                          SHARES       VALUE
                                                        ---------  ------------
Health Care (Diversified)--2.4%
Bristol-Myers Squibb Co. ............................     462,500  $ 35,525,781
Warner-Lambert Co. ..................................     440,000    35,117,500
                                                                   ------------
                                                                     70,643,281
                                                                   ------------
Health Care (Drugs-Major Pharmaceuticals)--4.6%
Genentech, Inc.(b) ..................................     134,000    19,530,500
Lilly (Eli) & Co. ...................................     275,000    18,940,625
Merck & Co., Inc. ...................................      71,000     5,648,938
Pfizer, Inc. ........................................   1,918,600    75,784,700
Schering-Plough Corp. ...............................     305,200    15,107,400
                                                                   ------------
                                                                    135,012,163
                                                                   ------------
Health Care (Medical Products & Supplies)--2.1%
Medtronic, Inc. .....................................   1,740,000    60,247,500

Household Products (Non-Durable)--0.6%
Colgate-Palmolive Co. ...............................     270,000    16,335,000

Insurance (Multi-Line)--1.1%
American International Group, Inc. ..................     300,000    30,881,250

Investment Banking/Brokerage--1.1%
Goldman Sachs Group, Inc. (The) .....................     470,000    33,370,000

Lodging-Hotels--1.0%
Carnival Corp. ......................................     663,600    29,530,200

Manufacturing (Diversified)--2.9%
AlliedSignal, Inc. ..................................     436,400    24,847,525
Minnesota Mining & Manufacturing Co. ................      95,000     9,030,938
Tyco International Ltd. .............................   1,251,600    49,985,775
                                                                   ------------
                                                                     83,864,238
                                                                   ------------
Restaurants--0.5%
McDonald's Corp. ....................................     365,000    15,056,250

Retail (Building Supplies)--3.2%
Home Depot, Inc. (The) ..............................   1,236,000    93,318,000

Retail (Computers & Electronics)--1.7%
Best Buy Co., Inc.(b) ...............................     425,000    23,614,063
Circuit City Stores-Circuit City Group ..............     600,000    25,612,500
                                                                   ------------
                                                                     49,226,563
                                                                   ------------
Retail (Department Stores)--0.5%
Kohl's Corp.(b) .....................................     210,000    15,710,625

Retail (Drug Stores)--1.0%
Walgreen Co. ........................................   1,190,000    29,973,125


20                      See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund Series

                                                          SHARES       VALUE
                                                        ---------  ------------
Retail (General Merchandise)--4.3%
Costco Wholesale Corp.(b) ...........................     390,000  $ 31,321,875
Wal-Mart Stores, Inc. ...............................   1,659,200    94,781,800
                                                                    126,103,675
                                                                    -----------
Retail (Specialty)--1.0%
Staples, Inc.(b) ....................................   1,274,400    28,275,750

Services (Advertising/Marketing)--1.1%
Interpublic Group of Companies,
Inc. (The) ..........................................     800,000    32,500,000

Services (Commercial & Consumer)--1.0%
Cendant Corp.(b) ....................................   1,686,000    27,819,000

Services (Computer Systems)--1.4%
Electronic Data Systems Corp. .......................     720,000    42,120,000

Services (Data Processing)--0.3%
Automatic Data Processing, Inc. .....................     205,000     9,878,438

Telecommunications (Cellular/Wireless)--0.3%
VoiceStream Wireless Corp.(b) .......................      80,000     7,900,000

Telecommunications (Long Distance)--7.2%
AT&T Corp. ..........................................     970,000    45,347,500
MCI WorldCom, Inc.(b) ...............................   1,860,204   159,628,756
Qwest Communications International,
Inc.(b) .............................................     160,000     5,760,000
                                                                   ------------
                                                                    210,736,256

Telephone--0.2%                                                    ------------
Bell Atlantic Corp. .................................      90,000     5,844,375
                                                                   ------------
- ------------------------------------------------------------------------------
Total Common Stocks
(Identified cost $2,065,707,726)                                  2,872,551,228
- ------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--0.2%

Communications Equipment--0.2%
Nokia Oyj Sponsored ADR (Finland) ...................      60,000     6,933,750
- ------------------------------------------------------------------------------
Total Foreign Common Stocks
(Identified cost $5,801,160)                                          6,933,750
- ------------------------------------------------------------------------------
Total Long-Term Investments--98.7%
(Identified cost $2,071,508,886)                                  2,879,484,978
- ------------------------------------------------------------------------------

                                                   STANDARD
                                                   & POORS           PAR
                                                    RATING          VALUE
                                                 (Unaudited)        (000)         VALUE
                                                 -----------     --------     ------------
SHORT TERM OBLIGATIONS--1.0%
Commercial Paper--0.8%
Schering-Plough Corp. 5.35%,
11/3/99 ........................................     A-1+        $  6,065     $  6,063,198
Private Export Funding Corp. 5.27%,
11/9/99 ........................................     A-1+           4,725        4,719,466
Albertson's, Inc. 5.35%, 11/10/99 ..............     A-1            5,000        4,993,312
SBC Communications. Inc. 5.30%,
11/19/99 .......................................     A-1+           5,000        4,986,750
Procter & Gamble Co. 5.30%,
11/30/99 .......................................     A-1+           1,060        1,055,475
                                                                              ------------
                                                                                21,818,201
                                                                              ------------
Federal Agency Securities--0.2%
FMC Discount Note 5.16%, 11/1/99                                    5,025        5,025,000
FHLB Discount Corp. 5.27%, 11/17/99                                 1,928        1,923,484
                                                                              ------------
                                                                                 6,948,484
                                                                              ------------
- ------------------------------------------------------------------------------------------
Total Short-Term Obligations
(Identified cost $28,766,685)                                                   28,766,685
- ------------------------------------------------------------------------------------------
Total Investments--99.7%
(Identified Cost $2,100,275,571)                                             2,908,251,663(a)
Cash and receivables,less liabilities--0.3%                                      9,452,592
                                                                            --------------
NET ASSETS--100.0%                                                          $2,917,704,255
                                                                            ==============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $839,676,913 and gross depreciation of $32,717,515 for federal income tax purposes. At October 31, 1999, the aggregate cost of securities for federal income tax purposes was $2,101,292,265.

(b) Non-income producing.

                        See Notes to Financial Statements                     21

Phoenix-Engemann Capital Growth Fund Series

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999

Assets
Investment securities at value
 (Identified cost $2,100,275,571)                              $2,908,251,663
Short-term investments held as collateral for
 loaned securities                                                 15,473,100
Cash                                                                   36,497
Receivables
 Fund shares sold                                                     406,581
 Investment securities sold                                        13,608,731
 Interest and dividends                                               912,766
Prepaid expenses                                                       47,771
                                                               --------------
  Total assets                                                  2,938,737,109
                                                               --------------
Liabilities
Payables
 Collateral on securities loaned                                   15,473,100
 Fund shares repurchased                                            2,511,630
 Investment advisory fee                                            1,531,420
 Distribution fee                                                     643,928
 Transfer agent fee                                                   532,395
 Financial agent fee                                                   52,736
 Trustees' fee                                                          4,216
Accrued expenses                                                      283,429
                                                               --------------
  Total liabilities                                                21,032,854
                                                               --------------
Net Assets                                                     $2,917,704,255
                                                               ==============
Net Assets Consist of:
Capital paid in on shares of beneficial interest               $1,752,006,649
Accumulated net realized gain                                     357,721,514
Net unrealized appreciation                                       807,976,092
                                                               --------------
Net Assets                                                     $2,917,704,255
                                                               ==============
Class A
Shares of beneficial interest outstanding,
 $1 par value, unlimited authorization
 (Net Assets $2,819,741,705)                                       95,241,624
Net asset value per share                                              $29.61
Offering price per share $29.61/(1-4.75%)                              $31.09

Class B
Shares of beneficial interest outstanding,
 $1 par value, unlimited authorization
 (Net Assets $97,962,550)                                           3,416,054
Net asset value and offering price per share                           $28.68

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1999

Investment Income
Dividends                                                      $   16,873,240
Interest                                                            6,613,260
Security lending                                                      113,113
Foreign taxes withheld                                                (49,328)
                                                               --------------
  Total investment income                                          23,550,285
                                                               --------------
Expenses
Investment advisory fee                                            18,467,284
Distribution fee - Class A                                          6,839,777
Distribution fee - Class B                                            919,698
Financial agent fee                                                   631,900
Transfer agent                                                      3,360,854
Printing                                                              366,552
Custodian                                                             149,413
Professional                                                           58,578
Trustees                                                               16,604
Registration                                                           15,180
Miscellaneous                                                          31,877
                                                               --------------
  Total expenses                                                   30,857,717
  Custodian fees paid indirectly                                      (10,894)
                                                               --------------
  Net expenses                                                     30,846,823
                                                               --------------
Net investment loss                                                (7,296,538)
                                                               --------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                   360,181,527
Net change in unrealized appreciation (depreciation)
 on investments                                                   360,915,113
                                                               --------------
Net gain on investments                                           721,096,640
                                                               --------------
Net increase in net assets resulting from
 operations                                                    $  713,800,102
                                                               ==============


22                      See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund Series

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Year Ended               Year Ended
                                                                                             10/31/99                 10/31/98
                                                                                          --------------           --------------
From Operations
 Net investment income (loss)                                                             $   (7,296,538)          $   (6,323,768)
 Net realized gain (loss)                                                                    360,181,527              240,243,310
 Net change in unrealized appreciation (depreciation)                                        360,915,113               75,013,694
                                                                                          --------------           --------------
 Increase (decrease) in net assets resulting from operations                                 713,800,102              308,933,236
                                                                                          --------------           --------------

From Distributions to Shareholders
 Net realized gain-Class A                                                                  (230,032,244)            (489,479,916)
 Net realized gain-Class B                                                                    (7,477,746)             (13,875,674)
                                                                                          --------------           --------------
 Decrease in net assets from distributions to shareholders                                  (237,509,990)            (503,355,590)
                                                                                          --------------           --------------

From Share Transactions
Class A
 Proceeds from sales of shares (10,503,608 and 15,305,754 shares, respectively)              288,870,150              379,717,014
 Net asset value of shares issued from reinvestment of distributions
  (8,345,723 and 20,640,114 shares, respectively)                                            213,735,576              454,706,097
 Cost of shares repurchased (21,165,765 and 28,881,261 shares, respectively)                (583,643,137)            (730,281,016)
 Capital contribution from Adviser (See Note 2)                                                4,561,466                       --
                                                                                          --------------           --------------
Total                                                                                        (76,475,945)             104,142,095
                                                                                          --------------           --------------

Class B
 Proceeds from sales of shares (754,665 and 825,152 shares, respectively)                     20,206,456               20,213,833
 Net asset value of shares issued from reinvestment of distributions
  (276,189 and 585,412 shares, respectively)                                                   6,893,757               12,698,430
 Cost of shares repurchased (731,422 and 766,812 shares, respectively)                       (19,645,641)             (18,666,026)
 Capital contribution from Adviser (See Note 2)                                                  158,551                       --
                                                                                          --------------           --------------
Total                                                                                          7,613,123               14,246,237
                                                                                          --------------           --------------
 Increase (decrease) in net assets from share transactions                                   (68,862,822)             118,388,332
                                                                                          --------------           --------------
 Net increase (decrease) in net assets                                                       407,427,290              (76,034,022)

Net Assets
 Beginning of period                                                                       2,510,276,965            2,586,310,987
                                                                                          --------------           --------------
 End of period (including undistributed net investment income (loss)
  of $0 and $0 respectively)                                                              $2,917,704,255           $2,510,276,965
                                                                                          ==============           ==============


                     See Notes to Financial Statements                        23

Phoenix-Engemann Capital Growth Series

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                                                      CLASS A
                                                     ---------------------------------------------------------------------
                                                                               Year Ended October 31
                                                     ---------------------------------------------------------------------
                                                          1999          1998          1997           1996          1995
Net asset value, beginning of period                 $    24.95     $    27.83     $    26.87    $    24.92     $    21.24
Income from investment operations(3)
 Net investment income (loss)                             (0.06)(2)      (0.06)(2)       0.14(2)       0.20(2)        0.26
 Net realized and unrealized gain (loss)                   7.06           2.73           5.62          3.63           4.53
                                                     ----------     ----------     ----------    ----------     ----------
   Total from investment operations                        7.00           2.67           5.76          3.83           4.79
                                                     ----------     ----------     ----------    ----------     ----------
Less distributions
 Dividends from net investment income                        --             --          (0.21)        (0.25)         (0.30)
 Dividends from net realized gains                        (2.39)         (5.55)         (4.59)        (1.63)         (0.81)
                                                     ----------     ----------     ----------    ----------     ----------
   Total distributions                                    (2.39)         (5.55)         (4.80)        (1.88)         (1.11)
                                                     ----------     ----------     ----------    ----------     ----------
Capital contribution from Adviser                          0.05             --             --            --             --
                                                     ----------     ----------     ----------    ----------     ----------
Change in net asset value                                  4.66          (2.88)          0.96          1.95           3.68
                                                     ----------     ----------     ----------    ----------     ----------
Net asset value, end of period                       $    29.61     $    24.95     $    27.83    $    26.87     $    24.92
                                                     ==========     ==========     ==========    ==========     ==========
Total return(1)                                           29.76%(4)      12.26%         24.81%        16.34%         23.91%

Ratios/supplemental data:
 Net assets, end of period (thousands)               $2,819,742     $2,434,217     $2,518,289    $2,347,471     $2,300,251

Ratio to average net assets of:
 Operating expenses                                        1.07%(4)       1.08%          1.10%         1.17%          1.20%
 Net investment income                                    (0.23)%        (0.22)%         0.53%         0.80%          0.92%
 Portfolio turnover                                         100%           110%           196%          116%           109%

                                                                                      CLASS B
                                                     ---------------------------------------------------------------------
                                                                               Year Ended October 31
                                                     ---------------------------------------------------------------------
                                                          1999          1998          1997           1996          1995
Net asset value, beginning of period                 $    24.40     $    27.51     $    26.63    $    24.74     $    21.19
Income from investment operations(3)
 Net investment income (loss)                             (0.26)(2)      (0.24)(2)      (0.06)(2)        --(2)          --(2)
 Net realized and unrealized gain (loss)                   6.88           2.68           5.57          3.61           4.60
                                                     ----------     ----------     ----------    ----------     ----------
   Total from investment operations                        6.62           2.44           5.51          3.61           4.60
                                                     ----------     ----------     ----------    ----------     ----------
Less distributions
 Dividends from net investment income                        --             --          (0.04)        (0.09)         (0.24)
 Dividends from net realized gains                        (2.39)         (5.55)         (4.59)        (1.63)         (0.81)
                                                     ----------     ----------     ----------    ----------     ----------
   Total distributions                                    (2.39)         (5.55)         (4.63)        (1.72)         (1.05)
                                                     ----------     ----------     ----------    ----------     ----------
Capital contribution from Adviser                          0.05             --             --            --             --
                                                     ----------     ----------     ----------    ----------     ----------
Change in net asset value                                  4.28          (3.11)          0.88          1.89           3.55
                                                     ----------     ----------     ----------    ----------     ----------
Net asset value, end of period                       $    28.68     $    24.40     $    27.51    $    26.63     $    24.74
                                                     ==========     ==========     ==========    ==========     ==========
Total return(1)                                           28.80%(4)      11.41%         23.89%        15.48%         23.02%

Ratios/supplemental data:
 Net assets, end of period (thousands)               $   97,963     $   76,060     $   68,022    $   45,326     $   20,111

Ratio to average net assets of:
 Operating expenses                                        1.82%(5)       1.83%          1.85%         1.93%          1.97%
 Net investment income                                    (0.99)%        (0.97)%        (0.25)%        0.01%          0.01%
 Portfolio turnover                                         100%           110%           196%          116%           109%


(1) Maximum sales load is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(4) Total return includes the effect of the capital contribution from the Adviser. (See Note 2). Without this contribution total return would have been 29.54% and 28.58% for Class A and Class B, respectively.
(5) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

24                          See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund Series


                        INVESTMENTS AT OCTOBER 31, 1999

                                                         MOODY'S        PAR
                                                         RATING        VALUE
                                                       (Unaudited)     (000)      VALUE
                                                       -----------     -----      -----
ASSET-BACKED SECURITIES--0.6%

Pennant CBO Ltd. 1A, D 13.43%,
3/14/11 .............................................          Ba     $ 3,000  $ 2,917,500

- ------------------------------------------------------------------------------------------
Total Asset-Backed Securities
(Identified cost $2,915,394) ........................                            2,917,500
- ------------------------------------------------------------------------------------------

CORPORATE BONDS--65.9%

Aerospace/Defense--1.4%
Stellex Industries, Inc. Series B 9.50%,
11/1/07 .............................................         Caa       8,500    6,194,375

Auto Parts & Equipment--1.0%
Cambridge Industries, Inc. Series B
10.25%, 7/15/07 .....................................           B       5,000    3,306,250
Tenneco, Inc. 144A 11.625%,
10/15/09(b) .........................................           B       1,200    1,206,000
                                                                                 ---------
                                                                                 4,512,250
                                                                                 ---------
Biotechnology--0.2%
Unilab Finance Corp. 144A 12.75%,
10/1/09(b) ..........................................           B         900      904,500

Broadcasting (Television, Radio & Cable)--8.6%
Adelphia Communications Corp. 9.50%,
3/1/05 ..............................................           B       3,550    3,612,125
Adelphia Communications Corp. Series
B 8.375%, 2/1/08 ....................................           B       4,150    3,901,000
CSC Holdings, Inc. 7.625%, 7/15/18 ..................          Ba       4,000    3,700,000
Charter Communications Holdings LLC
8.625%, 4/1/09 ......................................           B       5,000    4,737,500

                                                          MOODY'S       PAR
                                                          RATING       VALUE
                                                        (Unaudited)    (000)      VALUE
                                                        -----------    -----      -----
EchoStar Communications Corp. 9.375%,
2/1/09 .........................................                B    $  4,900   $4,851,000
Fox/Liberty Networks LLC 8.875%,
8/15/07 ........................................               Ba         850      864,875
Poland Communications, Inc. Series B
9.875%, 11/1/03 ................................                B       9,700    9,821,250
Production Resource Group 11.50%,
1/15/08 ........................................              Caa       3,000    2,700,000
UnitedGlobalCom, Inc. Series B 0%,
2/15/08(d) .....................................                B       8,000    4,590,000
                                                                                ----------
                                                                                38,777,750
                                                                                ----------
Building Materials--0.6%
Nortek, Inc. Series B 9.125%, 9/1/07 ...........                B       3,000    2,917,500
Chemicals (Specialty)--0.5%
Gentek, Inc. 144A 11%, 8/1/09(b) ...............                B       2,400    2,424,000
Communications Equipment--2.2%
Metromedia Fiber Network, Inc. Series
B 10%, 11/15/08 ................................                B       3,880    3,841,200
Park N View, Inc. Series B 13%,
5/15/08 ........................................                B       4,000    1,900,000
Williams Communications Group, Inc.
10.875%, 10/1/09 ...............................                B       4,000    4,110,000
                                                                                ----------
                                                                                 9,851,200
                                                                                ----------


                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund Series

                                                        MOODY'S         PAR
                                                        RATING         VALUE
                                                      (Unaudited)      (000)      VALUE
                                                      -----------      -----      -----
Computers (Networking)--1.6%
Splitrock Services, Inc. Series B 11.75%,
7/15/08 ..........................................             NR    $  8,000  $ 7,360,000

Computers (Software & Services)--7.4%
Anacomp, Inc. Series B 10.875%,
4/1/04 ...........................................              B       5,200    5,271,500
Anacomp, Inc. Series D 10.875%,
4/1/04 ...........................................              B       7,000    7,096,250
ICG Holdings, Inc. 0%, 9/15/05(d) ................              B       8,000    6,880,000
PSINet, Inc. Series B 10%, 2/15/05 ...............              B       3,000    2,955,000
PSINet, Inc. 11.50%, 11/1/08 .....................              B       3,400    3,570,000
Rhythms NetConnections, Inc. 12.75%,
4/15/09 ..........................................              B       1,500    1,355,625
WAM!NET, Inc. Series B 0%, 3/1/05(c)(d) ..........            CCC+     11,000    6,476,250
                                                                                ----------
                                                                                33,604,625
                                                                                ----------

Containers (Metal & Glass)--1.6%
Portola Packaging, Inc. 10.75%,
10/1/05 ..........................................              B       7,000    7,236,250

Entertainment--1.2%
SFX Entertainment, Inc. Series B 9.125%,
2/1/08 ...........................................              B       2,500    2,312,500
SFX Entertainment, Inc. 9.125%,
12/1/08 ..........................................              B       3,500    3,237,500
                                                                                ----------
                                                                                 5,550,000
                                                                                ----------

Foods--1.5%
SUPERVALU, Inc. 9.75%, 6/15/04 ...................              B       6,500    6,906,250

Gaming, Lottery & Pari-mutuel Companies--2.3%
Horseshoe Gaming LLC Series B 9.375%,
6/15/07 ..........................................              B       2,450    2,437,750
Venetian Casino Resort LLC 10%,
11/15/05(d) ......................................            Caa       3,500    2,668,750
Waterford Gaming LLC 144A 9.50%,
3/15/10(b) .......................................              B       5,323    5,289,731
                                                                                ----------
                                                                                10,396,231
                                                                                ----------

Health Care (Drugs-Major Pharmaceuticals)--1.3%
Global Health Sciences, Inc. 11%,
5/1/08 ...........................................            Caa       2,900    1,682,000
Schein Pharmaceutical, Inc. 9.178%,
12/15/04(d) ......................................              B       4,800    4,080,000
                                                                                ----------
                                                                                 5,762,000
                                                                                ----------

                                                         MOODY'S        PAR
                                                         RATING        VALUE
                                                       (Unaudited)     (000)      VALUE
                                                       -----------     -----      -----
Homebuilding--1.5%
Beazer Homes USA, Inc. 9%, 3/1/04 ................             Ba    $  3,000  $ 2,966,250
K.Hovnanian Enterprises, Inc. 9.125%,
5/1/09 ...........................................             Ba       4,000    3,670,000
                                                                                ----------
                                                                                 6,636,250
                                                                                ----------
Insurance (Multi-Line)--0.8%
Willis Corroon Corp. 9%, 2/1/09 ..................             Ba       4,000    3,540,000

Leisure Time (Products)--1.4%
Bally Total Fitness Holding Corp. Series
D 9.875%, 10/15/07 ...............................              B       6,700    6,348,250

Manufacturing (Specialized)--0.8%
Fisher Scientific International, Inc. 9%,
2/1/08 ...........................................              B       4,000    3,780,000

Metals Mining--0.0%
NSM Steel Ltd. Series B 144A 12.25%,
2/1/08(b)(e)(f) ..................................             Ca       7,500       75,000

Oil & Gas (Exploration & Production)--3.2%
Bellwether Exploration Co. 10.875%,
4/1/07 ...........................................              B       5,500    4,991,250
Benton Oil & Gas Co. 11.625%, 5/1/03 .............              B       9,800    7,533,750
Benton Oil & Gas Co. 9.375%, 11/1/07 .............              B       2,750    1,729,062
                                                                                ----------
                                                                                14,254,062
                                                                                ----------
Oil (Domestic Integrated)--1.2%
RBF Finance Co. 11.375%, 3/15/09 .................             Ba       5,000    5,306,250

Paper & Forest Products--2.8%
Buckeye Technologies, Inc. 8%,
10/15/10 .........................................             Ba     $ 7,365  $ 6,840,244
S.D. Warren Co. PIK 14%, 12/15/06 ................             NR       5,330    5,969,879
                                                                                ----------
                                                                                12,810,123
                                                                                ----------
Personal Care--1.1%
Revlon Consumer Products Corp. 9%,
11/1/06 ..........................................              B       3,000    2,370,000
Revlon Consumer Products Corp. 8.625%,
2/1/08 ...........................................            Caa       4,650    2,522,625
                                                                                ----------
                                                                                 4,892,625
                                                                                ----------
Retail (Home Shopping)--0.4%
U.S. Office Products Co. 9.75%,
6/15/08 ..........................................            Caa       3,800    2,014,000

                        See Notes to Financial Statements
28

Phoenix-Goodwin High Yield Fund Series

                                                         MOODY'S         PAR
                                                         RATING         VALUE
                                                       (Unaudited)      (000)      VALUE
                                                       -----------      -----      -----
Retail (Specialty)--1.2%
Musicland Group, Inc. 9%, 6/15/03 .................             B     $ 5,100  $ 4,679,250
Musicland Group, Inc. Series B 9.875%,
3/15/08 ...........................................             B       1,000      845,000
                                                                                ----------
                                                                                 5,524,250
                                                                                ----------
Services (Advertising/Marketing)--1.5%
Lamar Media Corp. 9.25%, 8/15/07 ..................             B       6,500    6,646,250

Services (Commercial & Consumer)--1.9%
United Rentals, Inc. Series B 9.50%,
6/1/08 ............................................             B       9,125    8,463,437

Telecommunications (Cellular/Wireless)--1.4%
Omnipoint Corp. 144A 11.50%,
9/15/09(b) ........................................             B       2,000    2,100,000
TeleCorp PCS, Inc. 144A 0%,
4/15/09(b)(d) .....................................             B       7,000    4,305,000
                                                                                ----------
                                                                                 6,405,000
                                                                                ----------
Telecommunications (Long Distance)--10.4%
Global Crossing Holdings Ltd. 9.625%,
5/15/08 ...........................................            Ba       5,730    5,801,625
Interamericas Communications Corp.
14%, 10/27/07 .....................................            NR      10,000    8,000,000
KMC Telecom Holdings, Inc. 0%,
2/15/08(d) ........................................           Caa       8,000    4,320,000

Telecommunications (Long Distance)--continued
KMC Telecom Holdings, Inc. 144A
13.50%, 5/15/09(b) ................................           Caa       3,000    2,947,500
NTL, Inc. Series A 0%, 4/15/05(d) .................             B       9,000    8,910,000
NTL, Inc. Series B 10%, 2/15/07 ...................             B       8,000    8,160,000
RCN Corp. 0%, 10/15/07(d) .........................             B       7,750    5,376,562
RCN Corp. Series B 9.80%, 2/15/08(d) ..............             B       5,525    3,522,188
                                                                                ----------
                                                                                47,037,875
                                                                                ----------
Telephone--1.7%
Pathnet, Inc. 12.25%, 4/15/08 .....................            NR       5,825    3,203,750
Teligent, Inc. 11.50%, 12/1/07 ....................           Caa       5,000    4,600,000
                                                                                 7,803,750

Textiles (Apparel)--0.7%
Collins & Aikman Corp. 11.50%,
4/15/06 ...........................................             B       3,440    3,268,000

                                                         MOODY'S         PAR
                                                         RATING         VALUE
                                                       (Unaudited)      (000)     VALUE
                                                       -----------      -----     -----
Truckers--2.5%
Hvide Marine, Inc. 8.375%, 2/15/08(e)(f) ...........            C     $ 2,500  $ 1,025,000
Sea Containers Ltd. 7.875%, 2/15/08 ................           Ba       8,000    7,040,000
Ventura Group, Inc. Series B 10.25%,
6/30/08 ............................................            B       3,600    3,312,000
                                                                               -----------
                                                                                11,377,000
                                                                               -----------
- ------------------------------------------------------------------------------------------
Total Corporate Bonds
(Identified cost $338,756,226)                                                 298,579,053
- ------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--4.2%
First Chicago/Lennar Trust 97-CHL1,
E 144A 8.07%, 2/28/11(b)(c)(d)(g) ..................            B      10,000    6,857,813
SASCO Floating Rate Commercial Mortgage
98-C3A, H 144A 5.959%, 4/25/03(b)(d) ...............           Ba       8,000    7,098,568
Salomon Brothers Mortgage Securities
VII 95-C, 1 144A 6.783%, 9/30/08(b)(d) .............            B       5,987    5,238,557

- ------------------------------------------------------------------------------------------
Total Non-Agency Mortgage-Backed Securities
(Identified cost $19,604,057)                                                   19,194,938
- ------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.9%
Brazil--0.5%
Republic of Brazil NMB-L 7%,
4/15/09(d) .........................................            B       3,000    2,197,500
Dominican Republic--0.4%
Dominican Republic 6%, 8/30/24(c)(d) ...............            B+      2,500    1,650,000

- ------------------------------------------------------------------------------------------
Total Foreign Government Securities
(Identified cost $4,018,070)                                                     3,847,500
- ------------------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--14.4%
Argentina--1.1%
Cablevision SA Series 5, Tranche 1
144A 13.75%, 5/1/09(b) .............................            B       1,000      950,000
Imasac SA 144A 11%, 5/2/05(b) ......................            B       3,230    1,970,300
Multicanal SA 13.125%, 4/15/09 .....................           NR       2,000    1,910,000
                                                                               -----------
                                                                                 4,830,300
                                                                               -----------

Bahamas--1.8%
Sun International Hotels Ltd. 9%, 3/15/07 ..........           Ba       6,000    5,670,000
Sun International Hotels Ltd. 8.625%,
12/15/07 ...........................................           Ba       3,000    2,767,500
                                                                               -----------
                                                                                 8,437,500
                                                                               -----------

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund Series

                                                         MOODY'S         PAR
                                                         RATING         VALUE
                                                       (Unaudited)      (000)     VALUE
                                                       -----------      -----     -----
Brazil--2.7%
Globo Communicacoes e Participacoes
SA RegS 10.50%, 12/20/06 .......................                B     $ 5,000  $ 3,875,000
Globo Communicacoes e Participacoes
SA 144A 10.625%, 12/5/08(b) ....................                B       3,500    2,633,750
Localiza Rent a Car 10.25%, 10/1/05 ............                B       8,000    5,800,000
                                                                                ----------
                                                                                12,308,750
                                                                                ----------
Canada--2.6%
Clearnet Communications, Inc. 0%,
12/15/05(d) ....................................                B       5,000    4,731,250
Clearnet Communications, Inc. 0%,
5/1/09(d) ......................................                B       5,500    3,327,500
Hurricane Hydrocarbons Ltd. 144A 11.75%,
11/1/04(b)(e)(f) ...............................                C       8,000    1,480,000
Imax Corp. 7.875%, 12/1/05 .....................               Ba         680      629,000
Rogers Cantel, Inc. 9.375%, 6/1/08 .............               Ba       1,500    1,610,625
                                                                                ----------
                                                                                11,778,375
                                                                                ----------
China--0.2%
Greater Beijing First Expressways Ltd.
9.50%, 6/15/07 .................................               Ba       1,650      825,000

Greece--0.6%
Fage Dairy Industries SA 9%, 2/1/07 ............                B       3,000    2,741,250

Indonesia--0.7%
APP Finance II Mauritius Ltd. 12%,
12/29/49(d) ....................................              Caa       4,900    2,964,500

Ireland--0.6%
Esat Telecom Group PLC 11.875%,
11/1/09(h) .....................................                B       2,700    2,926,516

Mexico--0.6%
Alestra SA de RL de C.V. 144A 12.125%,
5/15/06(b) .....................................                B       2,750    2,646,875

Netherlands--0.9%
United Pan-Europe Communications NV
144A 11.25%, 11/1/09(b)(h) .....................                B       4,000    4,225,219

                                                         MOODY'S        PAR
                                                         RATING        VALUE
                                                       (Unaudited)     (000)      VALUE
                                                       -----------     -----      -----
Poland--1.5%
Netia Holdings BV Series B 0%,
11/1/07(d) .......................................              B     $ 3,750  $ 2,390,625
Poland Telecom Finance Series B 14%,
12/1/07 ..........................................             NR       5,000    4,400,000
                                                                                ----------
                                                                                 6,790,625
                                                                                ----------
United Kingdom--1.1%
Global Tele-Systems, Ltd. 11.50%,
12/15/07 .........................................            Caa       5,000    5,137,500

- ------------------------------------------------------------------------------------------
Total Foreign Corporate Bonds
(Identified cost $79,104,391)                                                   65,612,410
- ------------------------------------------------------------------------------------------

CONVERTIBLE BONDS--0.5%
Communications Equipment--0.5%
American Tower Corp. Cv. 144A 6.25%,
10/15/09(b) ......................................             NR       2,500    2,475,000

- ------------------------------------------------------------------------------------------
Total Convertible Bonds
(Identified cost $2,500,000)                                                     2,475,000
- ------------------------------------------------------------------------------------------

FOREIGN CONVERTIBLE BONDS--1.3%
Russia--1.3%
Lukinter Finance Lukoil Cv. RegS
3.50%, 5/6/02(c) .................................            CCC-      1,000      735,000
Lukinter Finance Lukoil Cv. 144A 1%,
11/3/03(b)(c) ....................................            CCC-      9,500    5,177,500
- ------------------------------------------------------------------------------------------
Total Foreign Convertible Bonds
(Identified cost $10,784,429)                                                    5,912,500
- ------------------------------------------------------------------------------------------

                                                                       SHARES
                                                                       ------
PREFERRED STOCKS--3.4%
Telecommunications (Cellular/Wireless)--1.2%
Nextel Communications, Inc. Series D 13%                               50,097    5,360,368

Telecommunications (Long Distance)--2.2%
Global Crossing Holdings Ltd. PIK 10.50%                               62,500    6,593,750
IXC Communications, Inc. Series B 12.50%                               34,053    3,669,160
                                                                                ----------
                                                                                10,262,910
                                                                                ----------
- ------------------------------------------------------------------------------------------
Total Preferred Stocks
(Identified cost $14,843,773)                                                   15,623,278
- ------------------------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund Series



                                                           SHARES      VALUE
                                                           ------      -----
COMMON STOCKS--0.2%
Computers (Networking)--0.2%
Splitrock Services, Inc.(e) ...........................    34,202   $ 748,169

Specialty Printing--0.0%
Sullivan Holdings, Inc. Class C(e)(i) .................        76           0

- -----------------------------------------------------------------------------
Total Common Stocks
(Identified cost $397,880)                                            748,169
- -----------------------------------------------------------------------------

WARRANTS--0.9%
Communications Equipment--0.0%
Loral Space & Communications, Inc.
Warrants(e) ...........................................     8,000      80,000
Park N View, Inc. Warrants(e) .........................     4,000          40
                                                                    ---------
                                                                       80,040
                                                                    ---------
Computers (Software & Services)--0.2%
WAM!NET, Inc. Warrants(e) .............................    33,000     750,750

Metals Mining--0.0%
NSM Steel Ltd. 144A Warrants(b)(e) .................... 4,748,195      47,482

Telecommunications (Long Distance)--0.7%
FirstCom Corp. 144A Warrants(b)(e) ....................   420,000   2,520,000
KMC Telecom Holdings, Inc. 144A
Warrants(b)(e) ........................................     8,000       8,000
MetroNet Communications Corp. 144A
Warrants (Canada)(b)(e) ...............................     4,000     437,188
                                                                    ---------
                                                                    2,965,188
                                                                    ---------
Telephone--0.0%
Pathnet, Inc. 144A Warrants(b)(e) .....................     6,000      60,000

- -----------------------------------------------------------------------------
Total Warrants
(Identified cost $108,190)                                          3,903,460
- -----------------------------------------------------------------------------

- -----------------------------------------------------------------------------
Total Long-Term Investments--92.3%
(Identified cost $473,032,410)                                    418,813,808
- -----------------------------------------------------------------------------


                                                         MOODY'S        PAR
                                                         RATING        VALUE
                                                       (Unaudited)     (000)      VALUE
                                                       -----------     -----      -----
SHORT-TERM OBLIGATIONS--5.6%
Commercial Paper--5.6%
Albertson's, Inc. 5.27%, 11/2/99 ..................           A-1    $  3,272  $ 3,271,521
Gannett Co., Inc. 5.30%, 11/5/99 ..................           A-1+      1,080    1,079,364
Donnelley (R.R.) & Sons Co. 5.30%,
11/8/99 ...........................................           A-1       1,680    1,678,269
BellSouth Telecommunications, Inc.
5.26%, 11/9/99 ....................................           A-1+      1,895    1,892,785
Albertson's, Inc. 5.35%, 11/10/99 .................           A-1       3,550    3,545,252
AT&T Corp. 5.28%, 11/15/99 ........................           A-1+      1,500    1,496,920
Donnelley (R.R.) & Sons Co. 5.30%,
11/17/99 ..........................................           A-1       2,160    2,154,912

Household Finance Corp. 5.28%,
11/17/99 ..........................................           A-1       2,500    2,494,133
SBC Communications, Inc. 5.32%,
11/19/99 ..........................................           A-1+      2,500    2,493,350
Coca-Cola Co. 5.25%, 11/23/99 .....................           A-1+      1,500    1,495,187
Vermont American Corp. 5.28%,
11/24/99 ..........................................           A-1+      3,879    3,865,915

- ------------------------------------------------------------------------------------------
Total Short-Term Obligations
(Identified cost $25,467,608)                                                   25,467,608
- ------------------------------------------------------------------------------------------

Total Investments--97.9%
(Identified Cost $498,500,018)                                                 444,281,416(a)

Cash and receivables, less liabilites--2.1%                                      9,374,868
                                                                              ------------
NET ASSETS--100.0%                                                            $453,656,284
                                                                              ============

- ---------------------
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $9,958,923 and gross depreciation of $64,189,125 for federal income tax purposes. At October 31, 1999, the aggregate cost of securities for federal income tax purposes was $498,511,618.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, these securities amounted to a value of $63,077,983 or 13.9% of net assets.
(c) As rated by Standard & Poor's, Duff & Phelps or Fitch.
(d) Variable or step coupon security; interest rate reflects the rate currently in effect.
(e) Non-income producing.
(f) Security in default.
(g) All or portion segregated as collateral.
(h) Par value represents Euros.
(i) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund Series

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999
Assets
Investment securities at value
  (Identified cost $498,500,018)                                   $444,281,416
Cash                                                                    108,132
Foreign currency at value (Identified cost $4,242,483)                4,246,455
Receivables
  Interest and dividends                                              9,992,411
  Investment securities sold                                            189,853
  Fund shares sold                                                      387,810
Prepaid expenses                                                         10,051
                                                                   ------------
  Total assets                                                      459,216,128
                                                                   ------------
Liabilities
Payables
  Investment securities purchased                                     4,246,457
  Fund shares repurchased                                               664,511
  Investment advisory fee                                               249,378
  Distribution fee                                                      134,974
  Transfer agent fee                                                    125,612
  Financial agent fee                                                    27,413
  Trustees' fee                                                           4,216
Accrued expenses                                                        107,283
                                                                   ------------
  Total liabilities                                                   5,559,844
                                                                   ------------
Net Assets                                                         $453,656,284
                                                                   ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest                   $607,436,561
Undistributed net investment income                                   1,236,279
Accumulated net realized loss                                      (100,801,926)
Net unrealized depreciation                                         (54,214,630)
                                                                   ------------
Net Assets                                                         $453,656,284
                                                                   ============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $391,057,147)                  51,924,570
Net asset value and offering price per share                              $7.53
Offering price per share $7.53/(1-4.75%)                                  $7.91

Class B
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization (Net Assets
  $59,547,113)                                                        7,933,366
 Net asset value and offering price per share                             $7.51

Class C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $3,052,024)                       405,539

Net asset value and offering price per share                              $7.53

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1999

Investment Income
  Interest                                                          $54,386,240
  Dividends                                                           1,352,015
                                                                   -------------
Total investment income                                              55,738,255
                                                                   -------------
Expenses
Investment advisory fee                                               3,333,625
Distribution fee, Class A                                             1,115,610
Distribution fee, Class B                                               640,648
Distribution fee, Class C                                                25,567
Financial agent fee                                                     327,661
Transfer agent                                                          760,855
Printing                                                                 89,035
Custodian                                                                50,412
Professional                                                             33,364
Registration                                                             29,055
Trustees                                                                 16,908
Miscellaneous                                                            12,364
                                                                   -------------
  Total expenses                                                      6,435,104
  Custodian fees paid indirectly                                        (25,595)
                                                                   -------------
  Net expenses                                                        6,409,509
                                                                   -------------
Net investment income                                                49,328,746
                                                                   -------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                                     (35,956,557)
Net change in unrealized appreciation (depreciation)
  on investments                                                     37,965,991
Net change in unrealized appreciation (depreciation)
  on foreign currency and foreign currency transactions                   3,972
                                                                   -------------
Net gain on investments                                               2,013,406
                                                                   -------------
Net increase in net assets resulting from operations                $51,342,152
                                                                   =============


32                     See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund Series

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Year Ended               Year Ended
                                                                                             10/31/99                 10/31/98
                                                                                            ----------               ----------
From Operations
  Net investment income (loss)                                                            $  49,328,746            $  54,925,644
  Net realized gain (loss)                                                                  (35,956,557)              (2,965,994)
  Net change in unrealized appreciation (depreciation)                                       37,969,963              (98,402,826)
                                                                                          -------------            -------------
  Increase (decrease) in net assets resulting from operations                                51,342,152              (46,443,176)
                                                                                          -------------            -------------
From Distributions to Shareholders
  Net investment income, Class A                                                             45,037,890)             (48,737,532)
  Net investment income, Class B                                                             (5,920,213)              (5,729,283)
  Net investment income, Class C                                                               (234,211)                 (77,895)
                                                                                          -------------            -------------
  Decrease in net assets from distributions to shareholders                                 (51,192,314)             (54,544,710)
                                                                                          -------------            -------------
From Share Transactions
Class A
  Proceeds from sales of shares (18,425,232 and 14,608,985 shares, respectively)            143,288,356              131,624,797
  Net asset value of shares issued from reinvestment of distributions
    (3,230,108 and 2,974,231 shares, respectively)                                           25,061,675               26,360,963
  Cost of shares repurchased (26,344,264 and 19,613,171 shares, respectively)              (205,309,631)            (175,549,018)
                                                                                          -------------            -------------
Total                                                                                       (36,959,600)             (17,563,258)
                                                                                          -------------            -------------
Class B
  Proceeds from sales of shares (2,899,381 and 4,637,394 shares, respectively)               22,455,385               41,776,158
  Net asset value of shares issued from reinvestment of distributions
    (278,064 and 251,098 shares, respectively)                                                2,147,868                2,210,523
  Cost of shares repurchased (3,357,007 and 2,529,603 shares, respectively)                 (25,931,082)             (22,197,043)
                                                                                          -------------            -------------
Total                                                                                        (1,327,829)              21,789,638
                                                                                          -------------            -------------
Class C
Proceeds from sales of shares (269,525 and 276,001 shares, respectively)                      2,100,156                2,487,472
Net asset value of share issued from reinvestment of distributions
  (10,955 and 3,918 shares, respectively)                                                        84,719                   33,626
Cost of shares repurchased (96,278 and 58,582 shares, respectively)                            (745,241)                (495,138)
                                                                                          -------------            -------------
Total                                                                                         1,439,634                2,025,960
                                                                                          -------------            -------------
  Increase (decrease) in net assets from share transactions                                 (36,847,795)               6,252,340
                                                                                          -------------            -------------
  Net increase (decrease) in net assets                                                     (36,697,957)             (94,735,546)

Net Assets
  Beginning of period                                                                       490,354,241              585,089,787
                                                                                          -------------            -------------
End of period [including undistributed net investment income (loss) of                     $453,656,284             $490,354,241
  $1,236,279 and $2,545,859, respectively]                                                =============            =============


                        See Notes to Financial Statements                     33

Phoenix-Goodwin High Yield Fund Series

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                                                           CLASS A
                                                               -------------------------------------------------------------
                                                                                   Year Ended October 31
                                                               -------------------------------------------------------------
                                                               1999         1998        1997         1996        1995
Net asset value, beginning of period                           $7.55       $9.09        $8.63       $8.17        $8.11
Income from investment operations
  Net investment income (loss)                                  0.76        0.83         0.80        0.78         0.80
  Net realized and unrealized gain (loss)                         --       (1.56)        0.46        0.46         0.04
                                                               -----       -----        -----       -----        -----
    Total from investment operations                            0.76       (0.73)        1.26        1.24         0.84
                                                               -----       -----        -----       -----        -----
Less distributions
  Dividends from net investment income                         (0.78)      (0.81)       (0.80)      (0.78)       (0.78)
                                                               -----       -----        -----       -----        -----
    Total distributions                                        (0.78)      (0.81)       (0.80)      (0.78)       (0.78)
                                                               -----       -----        -----       -----        -----
Change in net asset value                                      (0.02)      (1.54)        0.46        0.46         0.06
                                                               -----       -----        -----       -----        -----
Net asset value, end of period                                 $7.53       $7.55        $9.09       $8.63        $8.17
                                                               =====       =====        =====       =====        =====
Total return(1)                                                10.16%      (8.97)%      15.03%      15.95%       11.19%
Ratios/supplemental data:
  Net assets, end of period (thousands)                     $391,057    $427,659     $532,906    $501,265     $507,855
Ratio to average net assets of:
  Operating expenses                                            1.16%(4)    1.12%        1.11%       1.17%        1.21%
  Net investment income                                         9.71%       9.13%        8.76%       9.21%       10.01%
Portfolio turnover                                                73%        103%         167%        162%         147%

                                                                       CLASS B                                   CLASS C
                                              ------------------------------------------------------      -------------------
                                                                                                                       From
                                                                                                          Year      Inception
                                                               Year Ended October 31                      Ended    2/27/98 to
                                              ------------------------------------------------------      10/31/99   10/31/98
                                              1999         1998        1997         1996        1995      -------------------

Net asset value, beginning of period          $7.52       $9.07        $8.63       $8.19        $8.13       $7.54        $9.31
Income from investment operations
  Net investment income (loss)                 0.70        0.76         0.73        0.71         0.72        0.71         0.50
  Net realized and unrealized gain (loss)      0.01       (1.55)        0.46        0.45         0.07          --        (1.76)
                                              -----       -----        -----       -----        -----       -----        -----
    Total from investment operations           0.71       (0.79)        1.19        1.16         0.79        0.71        (1.26)
                                              -----       -----        -----       -----        -----       -----        -----
Less distributions
Dividends from net investment income          (0.72)      (0.76)       (0.75)      (0.72)       (0.73)      (0.72)       (0.51)
                                              -----       -----        -----       -----        -----       -----        -----
  Total distributions                         (0.72)      (0.76)       (0.75)      (0.72)       (0.73)      (0.72)       (0.51)
                                              -----       -----        -----       -----        -----       -----        -----
Change in net asset value                     (0.01)      (1.55)        0.44        0.44         0.06       (0.01)       (1.77)
                                              -----       -----        -----       -----        -----       -----        -----
Net asset value, end of period                $7.51       $7.52        $9.07       $8.63        $8.19       $7.53        $7.54
                                              =====       =====        =====       =====        =====       =====        =====
Total return(1)                                9.37%      (9.61)%      14.18%      14.88%       10.44%       9.38%      (14.09)%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)       $59,547     $61,026       52,184     $25,595      $12,331      $3,052       $1,669
Ratio to average net assets of:
  Operating expenses                           1.91%(4)    1.88%        1.86%       1.92%        1.97%       1.91%(4)     1.88%(2)
  Net investment income                        8.94%       8.46%        8.00%       8.47%        9.18%       8.85%        8.94%(2)
Portfolio turnover                               73%        103%         167%        162%         147%         73%         103%

- ------
(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.15% for Class A and the ratio would not significantly differ for Class B and Class C.

34                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund Series

                        INVESTMENTS AT OCTOBER 31, 1999


 FACE
VALUE                                       INTEREST      RESET
(000)               DESCRIPTION               RATE         DATE          VALUE
- -----               -----------             --------     -------     -----------
FEDERAL AGENCY SECURITIES--VARIABLE(b)--20.0%

2,500      FFCB (final maturity 6/1/00)       5.216%     11/1/99     $ 2,500,000
  398      SBA (final maturity 1/25/21)       5.75       11/1/99         397,308
2,440      SBA (final maturity 10/25/22)      5.75       1/1/00        2,437,146
3,277      SBA (final maturity 11/25/21)      5.875      1/1/00        3,274,833
2,912      SBA (final maturity 2/25/23)       5.75       1/1/00        2,912,377
2,711      SBA (final maturity 2/25/23)       5.75       1/1/00        2,711,372
2,965      SBA (final maturity 3/25/24)       5.625      11/1/99       2,962,240
  380      SBA (final maturity 5/25/21)       5.75       1/1/00          379,491
3,474      SBA (final maturity 9/25/23)       5.625      1/1/00        3,474,056
2,500      SLMA (final maturity 1/20/00)      5.575      11/2/99       2,500,000
2,500      SLMA (final maturity 11/18/99)     5.425      11/2/99       2,500,000
3,000      SLMA (final maturity 3/7/01)       5.405      11/2/99       3,000,000
2,500      FHLB (final maturity 2/25/00)      5.845      11/3/99       2,500,000
10,500     FFCB (final maturity 7/24/00)      5.54       11/1/99      10,500,863
3,000      FHLB (final maturity 7/14/00)      5.705      7/14/00       2,991,728
- --------------------------------------------------------------------------------
Total Federal Agency Securities--Variable                             45,041,414
- --------------------------------------------------------------------------------

                                                STANDARD
                                                & POORS
                                                 RATING                 MATURITY
                                              (Unaudited)                 DATE
                                              -----------               --------
COMMERCIAL PAPER--62.6%

  550      Emerson Electric Co.                    A-1+      5.27       11/1/99         550,000
1,320      Koch Industries, Inc.                   A-1+      5.34       11/1/99       1,320,000
5,000      Albertson's, Inc.                       A-1       5.30       11/2/99       4,999,264
1,132      Greenwich Funding Corp.                 A-1+      5.36       11/2/99       1,131,831
2,970      Schering-Plough Corp.                   A-1+      5.25       11/2/99       2,969,567
3,540      Gannett Co., Inc.                       A-1+      5.30       11/5/99       3,537,935
5,770      Donnelly (R.R.) & Sons Co.              A-1       5.28       11/8/99       5,764,076
2,700      Ford Motor Credit Co.                   A-1       5.25       11/8/99       2,697,244
3,500      Albertson's Inc.                        A-1       5.25       11/9/99       3,495,917
1,305      Private Export Funding Corp.            A-1+      5.28       11/9/99       1,303,469
1,000      Enterprise Funding Corp.                A-1+      5.39       11/10/99        998,652
5,000      AT&T Corp.                              A-1+      5.28       11/15/99      4,989,733
2,500      Donnelley (R.R.) & Sons Co.             A-1       5.28       11/16/99      2,494,500
4,715      Exxon Imperial Funding U.S., Inc.       A-1+      5.27       11/16/99      4,704,647
3,500      Bavaria Universal Funding Corp.(b)      A-1       5.496      11/17/99      3,500,000
3,500      Household Finance Corp.                 A-1       5.28       11/17/99      3,491,787
3,000      Schering-Plough Corp.                   A-1+      5.28       11/17/99      2,992,960


                                                 STANDARD
 FACE                                            & POORS
VALUE                                             RATING      INTEREST     MATURITY
(000)               DESCRIPTION                (Unaudited)      RATE         DATE          VALUE
- -----               -----------                -----------    --------     --------      ----------
1,100      Wisconsin Electric Power Co.            A-1+         5.28%      11/18/99      $1,097,257
2,820      Donnelley (R.R.) & Sons Co.             A-1          5.28       11/19/99       2,812,555
3,500      General Electric Capital Corp.          A-1+         5.33       11/19/99       3,490,672
3,000      Schering-Plough Corp.                   A-1+         5.27       11/19/99       2,992,095
4,200      Bavaria Universal Funding Corp.         A-1+         5.39       11/22/99       4,186,794
1,015      Exxon Imperial Funding U.S., Inc.       A-1+         5.30       11/22/99       1,011,862
2,805      Coca-Cola Co.                           A-1+         5.25       11/23/99       2,796,001
2,500      Enterprise Funding Corp.                A-1+         5.38       11/23/99       2,491,781
1,000      Heinz (H.J.) Co.                        A-1          5.27       11/24/99         996,633
5,000      Vermont American Corp.                  A-1+         5.28       11/24/99       4,983,133
3,500      Merrill Lynch & Co.                     A-1+         5.28       11/29/99       3,485,627
2,500      Private Export Funding Corp.            A-1+         5.24       11/29/99       2,489,811
1,475      Merrill Lynch & Co.                     A-1+         5.29       11/30/99       1,468,714
1,305      Greenwich Funding Corp.                 A-1+         5.95       1/13/00        1,289,255
4,000      Greenwich Funding Corp.                 A-1+         5.90       1/13/00        3,952,144
1,374      Receivables Capital Corp.               A-1+         5.82       1/14/00        1,357,562
3,500      Cargill, Inc.                           A-1          5.40       1/21/00        3,457,475
  545      Preferred Receivables Funding Corp.     A-1          5.58       1/25/00          537,820
2,500      Gannett Co., Inc.                       A-1+         5.95       1/27/00        2,464,052
3,255      Marsh & McLennan Cos., Inc.             A-1+         5.53       1/28/00        3,211,000
3,000      General Electric Capital Corp.          A-1+         4.94       2/4/00         2,960,892
2,500      Greenwich Funding Corp.                 A-1+         6.05       2/4/00         2,460,087
2,500      Preferred Receivables Funding Corp.     A-1          5.88       2/4/00         2,461,208
2,470      Lexington Parker Capital Co. LLC        A-1          5.82       2/11/00        2,429,270
2,599      Enterprise Funding Corp.                A-1+         5.88       2/15/00        2,554,003
2,500      Receivables Capital Corp.               A-1+         5.88       2/15/00        2,456,717
2,500      Preferred Receivables Funding Corp.     A-1          6.03       2/17/00        2,454,775
2,500      Lexington Parker Capital Co. LLC        A-1          5.85       2/18/00        2,455,719
2,500      AlliedSignal, Inc.                      A-1          5.92       2/22/00        2,453,544
3,060      American Home Products Corp.            A-1          5.67       2/23/00        3,005,058
2,715      American Home Products Corp.            A-1          5.72       2/24/00        2,665,391
2,500      Lexington Parker Capital Co. LLC        A-1          6.00       2/25/00        2,451,667
1,500      Lexington Parker Capital Co. LLC        A-1          6.05       2/25/00        1,470,758
2,500      Bavaria Universal Funding Corp.         A-1+         5.81       3/27/00        2,440,690
2,500      Beta Finance, Inc.                      A-1+         5.77       3/27/00        2,441,098
2,500      Campbell Soup Co.                       A-1+         4.85       4/13/00        2,444,764
- ---------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                  141,119,466
- ---------------------------------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund Series


                                                 STANDARD
 FACE                                            & POORS
VALUE                                             RATING      INTEREST     MATURITY
(000)               DESCRIPTION                (Unaudited)      RATE         DATE          VALUE
- -----               -----------                -----------    --------     --------      ----------
MEDIUM-TERM NOTES(e)--8.5%
2,500      Associates Corporation of
           North America(c)                        AA-          5.288%     11/22/99      $2,499,339
2,500      Beta Finance, Inc.                      AAA          5.35       3/9/00         2,500,000
2,500      Associates Corporation of
           North America                           AA-          9.125      4/1/00         2,539,017
2,500      Dupont (E.I.) de Nemours & Co.          AA-          5.079      4/3/00         2,499,293
1,000      General Electric Capital Corp.          AAA          5.76       4/24/00          999,074
3,500      General Electric Capital Corp.          AAA          5.84       4/28/00        3,498,233
1,000      Beta Finance, Inc.                      AAA          5.265      5/15/00          994,815
1,000      Associates Corporation of
           North America                           AA-          6.32       6/16/00        1,002,945
2,500      Pitney Bowes. Inc.                      AA           5.95       9/29/00        2,500,000
- ---------------------------------------------------------------------------------------------------
Total Medium-Term Notes                                                                  19,032,716
- ---------------------------------------------------------------------------------------------------


                                                 STANDARD
 FACE                                            & POORS
VALUE                                             RATING      INTEREST     MATURITY
(000)               DESCRIPTION                (Unaudited)      RATE         DATE          VALUE
- -----               -----------                -----------    --------     --------      ----------
CERTIFICATES OF DEPOSIT--9.3%

3,500      Canadian Imperial Funding Corp.         AA-          6.475%     1/24/00       $3,511,441
2,500      Deutsche Bank Financial, Inc.           AA+          4.97       2/2/00         2,499,171
2,500      Canadian Imperial Funding Corp.         AA-          5.01       2/7/00         2,499,870
2,500      Deutsche Bank Financial, Inc.           AA           5.10       2/17/00        2,499,786
2,500      Canadian Imperial Funding Corp.         AA-          5.12       2/23/00        2,499,699
  450      Canadian Imperial Funding Corp.         AA-          5.27       3/3/00           449,451
3,000      Deutsche Bank Financial, Inc.           AA           5.19       3/13/00        2,999,523
3,500      ABN AMRO Bank                                        5.38       4/20/00        3,499,036
           Deutsche Bank Financial, Inc.           AA           5.25       5/18/00          548,613
- ---------------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                            21,006,590
- ---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.4%
(Identified cost $226,200,186)                                                          226,200,186(a)

Cash and receivables, less liabilities--(0.4)%                                             (935,898)
                                                                                       ------------
NET ASSETS--100.0%                                                                     $225,264,288
                                                                                       ============

- ----------------
(a) Federal Income Tax Information: At October 31, 1999, the aggregate cost of securities was the same for book and tax purposes.

(b) Variable rate demand notes. The interest rates shown reflect the rates currently in effect.

(c) Variable rate medium term note. The interest rate shown reflects the rate currently in effect.

(d) Variable rate certificate of deposit. The next reset date is 1/20/00.

(e) The interest rate shown is the coupon rate.


                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund Series

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999
Assets
Investment securities at value
  (Identified cost $226,200,186)                                   $226,200,186
Cash                                                                  1,371,365
Receivables
  Fund shares sold                                                    2,155,006
  Interest                                                            1,248,737
  Investment securities sold                                             46,451
Prepaid expenses                                                          3,432
                                                                   ------------
Total assets                                                        231,025,177
                                                                   ------------
Liabilities

Payables
  Fund shares repurchased                                             5,312,477
  Dividend distribution                                                 177,214
  Transfer agent fee                                                     81,371
  Investment advisory fee                                                81,121
  Financial agent fee                                                    20,801
  Distribution fee                                                       15,467
  Trustees' fee                                                          11,341
Accrued expenses                                                         61,097
                                                                   ------------
Total liabilities                                                     5,760,889
                                                                   ------------
Net Assets                                                         $225,264,288
                                                                   ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest                   $225,264,288
                                                                   ------------
Net Assets                                                         $225,264,288
                                                                   ============
Class A
Shares of beneficial interest outstanding, $1.00 par value,
unlimited authorization (Net Assets $205,065,842)                   205,065,842
Net asset value per share                                                 $1.00

Class B
Shares of beneficial interest outstanding, $1.00 par value,
unlimited authorization (Net Assets $20,053,524)                     20,053,524
Net asset value and offering price per share                              $1.00

Class C
Shares of beneficial interest outstanding, $1.00 par value,
unlimited authorization (Net Assets $144,922)                           144,922
Net asset value and offering price per share                              $1.00

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1999
Investment Income
Interest                                                            $11,772,182
                                                                    -----------
  Total investment income                                            11,772,182
                                                                    -----------
Expenses
Investment advisory fee                                                 910,014
Distribution fee, Class B                                               148,254
Distribution fee, Class C                                                    72
Financial agent fee                                                     206,950
Transfer agent fee                                                      482,886
Printing                                                                 38,011
Custodian                                                                36,041
Registration                                                             33,940
Trustees                                                                 16,908
Audit                                                                    25,730
Miscellaneous                                                             7,763
                                                                    -----------
  Total expenses                                                      1,906,569
  Custodian fees paid indirectly                                         (3,119)
                                                                    -----------
  Net expenses                                                        1,903,450
                                                                    -----------
Net investment income                                               $ 9,868,732
                                                                    ===========

                        See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund Series


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Year Ended                Year Ended
                                                                                               10/31/99                  10/31/98
                                                                                           ---------------           --------------
From Operations
  Net investment income (loss)                                                             $    9,868,732            $    9,527,556
                                                                                           --------------            --------------
From Distributions to Shareholders
  Net investment income - Class A                                                              (9,145,952)               (8,931,102)
  Net investment income - Class B                                                                (722,494)                 (596,454)
  Net investment income - Class C                                                                    (286)                       --
                                                                                           --------------            --------------
Decrease in net assets from distributions to shareholders                                      (9,868,732)               (9,527,556)
                                                                                           --------------            --------------
From Share Transactions
Class A
 Proceeds from sales of shares (1,899,144,846 and 1,101,598,303 shares, respectively)       1,899,144,846             1,101,598,303
 Net asset value of shares issued from reinvestment of
  distributions (8,113,952 and 7,964,222 shares, respectively)                                  8,113,952                 7,964,222
 Cost of shares repurchased (1,897,484,874 and 1,102,965,310 shares, respectively)         (1,897,484,874)           (1,102,965,310)
                                                                                           --------------            --------------
Total                                                                                           9,773,924                 6,597,215
                                                                                           --------------            --------------
Class B
 Proceeds from sales of shares (74,245,737 and 46,229,441 shares, respectively)                74,245,737                46,229,441
 Net asset value of shares issued from reinvestment of
  distributions (599,130 and 482,065 shares, respectively)                                        599,130                   482,065
 Cost of shares repurchased (74,769,104 and 41,747,121 shares, respectively)                  (74,769,104)              (41,747,121)
                                                                                           --------------            --------------
Total                                                                                              75,763                 4,964,385
                                                                                           --------------            --------------
Class C
 Proceeds from sales of shares (144,728 and 0 shares, respectively)                               144,728                        --
 Net asset value of shares issued from reinvestment of
  distributions (194 and 0 shares, respectively)                                                      194                        --
 Cost of shares repurchased (0 and 0 shares, respectively)                                             --                        --
                                                                                           --------------            --------------
Total                                                                                             144,922                        --
                                                                                           --------------            --------------
  Increase (decrease) in net assets from share transactions                                     9,994,609                11,561,600
                                                                                           --------------            --------------
  Net increase (decrease) in net assets                                                    $    9,994,609            $   11,561,600

Net Assets
 Beginning of period                                                                          215,269,679               203,708,079
                                                                                           --------------            --------------
 End of period                                                                             $  225,264,288            $  215,269,679
                                                                                           ==============            ==============


                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund Series

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                                                                    CLASS A
                                                                   -----------------------------------------------------------------
                                                                                            Year Ended October 31
                                                                   -----------------------------------------------------------------
                                                                       1999          1998         1997          1996          1995


Net asset value, beginning of period                                  $1.00         $1.00         $1.00         $1.00         $1.00
Income from investment operations
  Net investment income (loss)                                        0.044         0.049         0.048         0.047         0.053
                                                                      -----         -----         -----         -----         -----
   Total from investment operations                                   0.044         0.049         0.048         0.047         0.053
                                                                      -----         -----         -----         -----         -----
Less distributions
  Dividends from net investment income                               (0.044)       (0.049)       (0.048)       (0.047)       (0.053)
                                                                      -----         -----         -----         -----         -----
  Change in net asset value                                              --            --            --            --            --
                                                                      -----         -----         -----         -----         -----
Net asset value, end of period                                        $1.00         $1.00         $1.00         $1.00         $1.00
                                                                      =====         =====         =====         =====         =====
Total return                                                           4.47%         5.00%         4.76%         4.67%         5.32%

Ratios/supplemental data:
Net assets, end of period (thousands)                              $205,066      $195,292      $188.695      $192,859      $193,534

Ratio to average net assets of:
  Operating expenses                                                   0.77%(3)      0.73%         0.79%         0.84%         0.71%
  Net investment income  (loss)                                        4.41%         4.90%         4.76%         4.68%         5.31%




                                                                                        CLASS B                           CLASS C
                                                            ----------------------------------------------------------- -----------
                                                                                                                            From
                                                                                Year Ended October 31                    Inception
                                                            ----------------------------------------------------------- 10/12/99 to
                                                               1999        1998          1997         1996        1995    10/31/99
Net asset value, beginning of period                          $1.00        $1.00        $1.00        $1.00       $1.00     $1.00
Income from investment operations
  Net investment income (loss)                                0.036        0.041        0.040        0.039       0.046     0.003
                                                              -----        -----        -----        -----       -----     -----

   Total from investment operations                           0.036        0.041        0.040        0.039       0.046     0.003
                                                              -----        -----        -----        -----       -----     -----

Less distributions
  Dividends from net investment income                       (0.036)      (0.041)      (0.040)      (0.039)     (0.046)   (0.003)
                                                              -----        -----        -----        -----       -----     -----

Change in net asset value                                        --           --           --           --          --        --
                                                              -----        -----        -----        -----       -----     -----

Net asset value, end of period                                $1.00        $1.00        $1.00        $1.00       $1.00     $1.00
                                                              =====        =====        =====        =====       =====     =====

Total return                                                   3.69%        4.22%        4.02%        3.93%       4.63%     0.19%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)                       $20,054      $19,978      $15,013      $10.223      $8,506      $145

Ratio to average net assets of:
  Operating expenses                                           1.52%(3)     1.48%        1.55%        1.59%       1.44%     1.82%(1)
  Net investment income (loss)                                 3.66%        4.15%        4.02%        3.92%       4.62%     3.95%(1)


- -------------
(1) Annualized.

(2) Not annualized.

(3) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund Series


                        INVESTMENTS AT OCTOBER 31, 1999

                                             STANDARD
                                             & POORS        PAR
                                              RATING       VALUE
                                           (Unaudited)     (000)        VALUE
                                           -----------    -------    -----------
U.S. GOVERNMENT SECURITIES--4.4%
U.S. Treasury Bonds--1.1%
U.S. Treasury Bonds 5.25%, 11/15/28 ......     AAA        $ 9,000    $ 7,731,103
U.S. Treasury Bonds 5.25%, 2/15/29 .......     AAA         12,100     10,474,408
                                                                     -----------
                                                                      18,205,511
                                                                     -----------
U.S. Treasury Notes--3.3%
U.S. Treasury Notes 4.50%, 9/30/00 .......     AAA         42,150     41,741,158
U.S. Treasury Notes 5.25%, 8/15/03 .......     AAA          1,000        975,485
U.S. Treasury Notes 4.25%, 11/15/03 ......     AAA          8,400      7,885,690
U.S. Treasury Notes 6%, 8/15/04 ..........     AAA            200        200,429
U.S. Treasury Notes 4.75%, 11/15/08 ......     AAA          1,550      1,401,230
U.S. Treasury Notes 6%, 8/15/09 ..........     AAA            220        219,676
                                                                     -----------
                                                                      52,423,668
                                                                     -----------
- ------------------------------------------------------------------------------
Total U.S. Government Securities
(Identified cost $73,125,595)                                         70,629,179
- ------------------------------------------------------------------------------

                                             STANDARD
                                             & POORS        PAR
                                              RATING       VALUE
                                           (Unaudited)     (000)        VALUE
                                           -----------    -------    -----------
AGENCY MORTGAGE-BACKED SECURITIES--3.6%
GNMA 6.50%, '23-'28                            AAA        $60,344    $58,088,609
- ------------------------------------------------------------------------------
Total Agency Mortgage-Backed Securities
(Identified cost $58,916,977)                                         58,088,609
- ------------------------------------------------------------------------------
AGENCY NON MORTGAGE-BACKED
SECURITIES--1.1%
Fannie Mae 6.625%, 9/15/09 ..................  Aaa(d)      18,340     18,248,300
- ------------------------------------------------------------------------------
Total Agency Non Mortgage-Backed Securities
(Identified cost $18,317,692)                                         18,248,300
- ------------------------------------------------------------------------------
MUNICIPAL BONDS--6.8%
California--3.0%

Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.50%,
10/1/19 .....................................  AAA          1,100        981,750

                       See Notes to Financial Statements                      45

Phoenix-Oakhurst Balanced Fund Series
                                               STANDARD
                                               & POORS       PAR
                                                RATING      VALUE
                                             (Unaudited)    (000)       VALUE
                                             ----------    -------   -----------
California--continued

Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.60%,
10/1/29 ......................................   AAA       $ 2,750   $ 2,430,312

Fresno County Pension Obligation Revenue
Taxable 6.21%, 8/15/06 .......................   AAA         3,820     3,657,650

Kern County Pension Obligation
Revenue Taxable 7.26%, 8/15/14 ...............   AAA         6,830     6,701,937

Long Beach Pension Obligation
Taxable 6.87%, 9/1/06 ........................   AAA         2,865     2,843,512

Orange County Pension Obligation Revenue
Taxable Series A 7.62%, 9/1/08 ...............   AAA         9,085     9,402,975

Pasadena Pension Funding Revenue
Taxable Series A 6.95%, 5/15/07 ..............   AAA         1,915     1,905,425

Pasadena Pension Funding Revenue
Taxable Series A 7%, 5/15/08 .................   AAA         3,435     3,417,825

Pasadena Pension Funding Revenue
Taxable Series A 7.05%, 5/15/09 ..............   AAA         2,500     2,484,375

Pasadena Pension Funding Revenue
Taxable Series A 7.15%, 5/15/11 ..............   AAA           565       557,937

San Bernardino County Pension Obligation
Revenue Taxable 6.87%, 8/1/08 ................   AAA         1,530     1,508,963

San Bernardino County Pension Obligation
Revenue Taxable 6.94%, 8/1/09 ................   AAA         4,170     4,112,663

Sonoma County Pension Obligation

Revenue Taxable 6.625%, 6/1/13 ...............   AAA         3,665     3,426,775

Ventura County Pension Obligation
Taxable 6.58%, 11/1/06 .......................   AAA         3,560     3,479,900
                                                                     -----------
                                                                      46,911,999
                                                                     -----------
Colorado--0.1%

Denver City and County School District
01 Pension Taxable 6.76%, 12/15/07 ...........   AAA         2,000     1,965,000

Florida--1.0%
Miami Beach Special Obligation
Revenue Taxable 8.60%, 9/1/21 ................   AAA        11,675    12,477,656

Tampa Solid Waste System Revenue
Taxable Series A 6.23%, 10/1/05 ..............   AAA         1,970     1,908,438

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20 ...............   AAA         2,120     2,130,600
                                                                     -----------
                                                                      16,516,694
                                                                     -----------

                                               STANDARD
                                               & POORS       PAR
                                                RATING      VALUE
                                             (Unaudited)    (000)       VALUE
                                             ----------    -------   -----------
Massachusetts--0.2%

Massachusetts Port Authority Revenue
Taxable Series C 6.05%, 7/1/02 .............   AA-        $ 3,340   $  3,289,900

New York--0.8%
New York City Municipal Water Finance
Authority Water & Sewer System Revenue
Series B 5%, 6/15/29 .......................   AAA          4,800      4,074,000

New York State Taxable Series C 6.35%,
3/1/07 .....................................   AAA          9,290      8,930,013
                                                                     -----------
                                                                      13,004,013
                                                                     -----------
Pennsylvania--1.0%

Philadelphia Authority For Industrial
Development Pension Funding
Retirement Systems Revenue Taxable
Series A 5.79%, 4/15/09 ....................   AAA          8,500      7,724,375

Pittsburgh Pension Obligation Taxable
Series C 6.50%, 3/1/17 .....................   AAA          9,245      8,355,169
                                                                     -----------
                                                                      16,079,544
                                                                     -----------
Texas--0.7%

Dallas-Fort Worth International Airport
Revenue Taxable 6.50%, 11/1/09 .............   AAA          1,900      1,814,500

Dallas-Fort Worth International Airport
Revenue Taxable 6.60%, 11/1/12 .............   AAA          5,750      5,390,625

Texas State Veterans Limited Taxable
Series B 6.10%, 12/1/03 ....................   AA           3,995      3,900,119
                                                                     -----------
                                                                      11,105,244
                                                                     -----------
Total Municipal Bonds
(Identified cost $112,548,961)                                       108,872,394
ASSET-BACKED SECURITIES--4.1%
AESOP Funding II LLC 97-1A, A2 144A
6.40%, 10/20/03(c) .........................   AAA          9,250      9,181,060
Associates Manufactured Housing Pass
Through 97-2, A6 7.075%, 3/15/28 ...........   AAA          3,000      2,900,625
Capita Equipment Receivables Trust
97-1, B 6.45%, 8/15/02 .....................   A+           5,020      4,977,481
Case Equipment Loan Trust 98-A,
A4 5.83%, 2/15/05 ..........................   AAA         11,600     11,465,440
                                                                     -----------


46                      See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund Series

                                               STANDARD
                                               & POORS       PAR
                                                RATING      VALUE
                                             (Unaudited)    (000)       VALUE
                                             ----------    -------   -----------
Discover Card Master Trust I 98-7,
A 5.60%, 5/16/06 .............................   AAA       $8,300   $ 7,972,150

Ford Credit Auto Owner Trust 99-B,
A4 5.80%, 6/15/02 ............................   AAA        3,000     2,981,367

Green Tree Financial Corp. 96-2,
M1 7.60%, 4/15/27 ............................   AA-        9,250     8,949,375

Honda Auto Lease Trust 99-A, A5
6.65%, 7/15/05 ...............................   AAA        5,500     5,484,531

Premier Auto Trust 98-3, B 6.14%,
9/8/04 .......................................   A+         4,000     3,974,002

Triangle Funding Ltd. 98-2A, 3 144A
8.03%, 10/15/04(c)(e) ........................   BBB        8,000     7,950,000
- ------------------------------------------------------------------------------
Total Asset-Backed Securities
(Identified cost $66,647,422)                                        65,836,031
- ------------------------------------------------------------------------------

CORPORATE BONDS--5.0%

Auto Parts & Equipment--0.3%
Federal-Mogul Corp. 7.50%, 1/15/09 ...........   BB+        5,365     4,781,556

Banks (Major Regional)--0.3%
U.S. Bank of Minnesota N.A. 6.30%,
7/15/08 ......................................   A          3,000     2,820,000

Wachovia Corp. 5.625%, 12/15/08 ..............   A+         3,000     2,688,750
                                                                     -----------
                                                                      5,508,750
                                                                     -----------
Broadcasting (Television, Radio & Cable)--0.3%
CSC Holdings, Inc. 7.25%, 7/15/08 ............   BB+        4,665     4,443,412

Communications Equipment--0.1%
Williams Communications Group, Inc.
10.875%, 10/1/09 .............................   BB-        2,350     2,414,625

Computers (Software & Services)--0.2%
Computer Associates International, Inc.
Series B 6.375%, 4/15/05 .....................   BBB+       3,590     3,347,675

Entertainment--0.5%
Capitol Records, Inc. 144A 8.375%
8/15/09(c) ...................................   BBB+       8,600     8,471,000

                                               STANDARD
                                               & POORS       PAR
                                                RATING      VALUE
                                             (Unaudited)    (000)       VALUE
                                             ----------    -------   -----------
Gaming, Lottery & Pari-mutuel Companies--0.5%
Harrahs Operating Co., Inc. 7.875%,
12/15/05 ......................................   BB+       $4,335    $4,150,762

Station Casinos, Inc. 10.125%, 3/15/06 ........   B+         3,000     3,082,500
                                                                      ----------
                                                                       7,233,262
                                                                      ----------
Health Care (Hospital Management)--0.3%
Tenet Healthcare Corp. 8%, 1/15/05 ............   BB+        4,865     4,579,181

Health Care (Medical Products & Supplies)--0.2%
Boston Scientific Corp. 6.625%,
3/15/05 .......................................   BBB        3,250     3,055,000

Insurance (Multi-Line)--0.1%
Willis Corroon Corp. 9%, 2/1/09 ...............   B+         1,480     1,309,800

Leisure Time (Products)--0.2%
Bally Total Fitness Holding Corp.
Series D 9.875%, 10/15/07 .....................   B-         2,900     2,747,750

Manufacturing (Diversified)--0.2%
American Standard, Inc. 7.375%,
4/15/05 .......................................   BB-        3,000     2,797,500

Paper & Forest Products--0.2%
Buckeye Technologies, Inc. 9.25%,
9/15/08 .......................................   BB-        3,765     3,830,888

Personal Care--0.0%
Revlon Consumer Products Corp. 9%,
11/1/06 .......................................   B            740       584,600

Publishing--0.1%
Charter Communications Holdings LLC
8.625%, 4/1/09 ................................   B+         2,000     1,895,000

Retail (Food Chains)--0.1%
Meyer (Fred), Inc. 7.45%, 3/1/08 ..............   BBB-       1,290     1,273,875

Services (Commercial & Consumer)--0.3%
Budget Group, Inc. Senior Notes 9.125%,
4/1/06 ........................................   BB-        2,750     2,420,000

United Rentals, Inc. Series B 9.50%,
6/1/08 ........................................   BB-          935       867,213

United Rentals, Inc. Series B 8.80%,
8/15/08 .......................................   BB-        1,570     1,413,000
                                                                      ----------
                                                                       4,700,213
                                                                      ----------

                        See Notes to Financial Statements                     47

Phoenix-Oakhurst Balanced Fund Series


                                                             STANDARD
                                                             & POORS           PAR
                                                              RATING          VALUE
                                                           (Unaudited)        (000)         VALUE
                                                           -----------     --------     ------------
Telecommunications (Long Distance)--0.4%
Nextlink Communications, Inc. 10.75%,
11/15/08 .........................................             B            $ 2,000      $ 2,025,000
Qwest Communications International, Inc.
Series B 7.50%, 11/1/08 ..........................             BB+            4,300        4,283,875
                                                                                         -----------
                                                                                           6,308,875
                                                                                         -----------
Telephone--0.2%
Century Telephone Enterprises, Inc.
Series F 6.30%, 1/15/08 ..........................            BBB+            3,000        2,771,250
Textiles (Home Furnishings)--0.3%
Westpoint Stevens, Inc. 7.875%,
6/15/05 ..........................................             BB             4,365        4,103,100
Truckers--0.1%
Teekay Shipping Corp. 8.32%, 2/1/08 ..............             BB+            2,640        2,356,200
Trucks & Parts--0.1%
Cummins Engine Co., Inc. 6.45%,
3/1/05 ...........................................            BBB+            2,060        1,949,275
- ----------------------------------------------------------------------------------------------------
Total Corporate Bonds
(Identified cost $84,482,776) ....................                                        80,462,787
- ----------------------------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--7.7%
CS First Boston Mortgage Securities Corp.
97-C2, A3 6.55%, 11/17/07 ........................            AAA            10,750       10,276,328
CS First Boston Mortgage Securities Corp.
97-C2, B 6.72%, 11/17/07(d) ......................             Aa             9,000        8,505,000
CS First Boston Mortgage Securities Corp.
98-C1, A1B 6.48%, 5/17/08 ........................            AAA            10,000        9,440,625
DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31(d) ...........................            Aaa             4,000        3,727,500
DLJ Mortgage Acceptance Corp. 96-CF1,
A1B 144A 7.58%, 2/12/06(c) .......................            AAA             6,550        6,603,219
First Union - Lehman Brothers - Bank of
America 98-C2, A2 6.56%, 11/18/08 ................            AAA             2,000        1,909,713
First Union - Lehman Brothers Commercial
Mortgage 97-C1, B 7.43%, 4/18/07(d) ..............             Aa            11,807       11,756,670

                                                             STANDARD
                                                             & POORS           PAR
                                                              RATING          VALUE
                                                           (Unaudited)        (000)         VALUE
                                                           -----------     --------     ------------
G.E. Capital Mortgage Services, Inc. 96-8,
1M 7.25%, 5/25/26 ................................             AA           $ 5,249      $ 5,091,302
GMAC Commercial Mortgage Securities,
Inc. 97-C2, B 6.703%, 12/15/07(d) ................             Aa             5,000        4,643,250
LB Commercial Conduit Mortgage Trust
98-C4, A1B 6.21%, 10/15/08 .......................            AAA            10,060        9,328,598
Lehman Large Loan 97-LLI, B 6.95%,
3/12/07 ..........................................             AA            10,825       10,519,776
Nationslink Funding Corp. 96-1, B 7.69%,
12/20/05 .........................................             AA             6,157        6,207,247
Nationslink Funding Corp. 99-1,
A2 6.316%, 11/20/08 ..............................            AAA             2,050        1,925,719
Prudential Home Mortgage
Securities 93-L, 2B3 144A 6.641%,
12/25/23(c)(d) ...................................              A             5,000        4,856,250
Residential Funding Mortgage
Securities I 96-S8, A4 6.75%, 3/25/11 ............            AAA             1,891        1,849,892
Residential Funding Mortgage
Securities I 96-S1, A11 7.10%, 1/25/26 ...........            AAA             6,600        6,406,125
Residential Funding Mortgage
Securities I 96-S4, M1 7.25%, 2/25/26 ............             AA             5,764        5,570,372
Securitized Asset Sales, Inc. 93-J, 2B
6.808%, 11/28/23(d) ..............................             AA             9,563        9,185,389
Structured Asset Securities Corp. 93-C1,
B 6.60%, 10/25/24 ................................             A+             4,550        4,506,293
- ----------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage-Backed Securities
(Identified cost $126,684,296) ...................                                      122,309,268
- ----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--2.4%
Colombia--0.5%

Republic of Colombia 9.75%, 4/23/09 ..............            BB+             9,140        8,351,675

Croatia--0.6%
Croatia Series A 6.456%, 7/31/10(e) ..............           BBB-             5,805        4,702,050
Croatia Series B 6.456%, 7/31/06(e) ..............           BBB-             4,522        3,883,206
                                                                                         -----------
                                                                                           8,585,256
                                                                                         -----------

48                      See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund Series

                                                             STANDARD
                                                             & POORS           PAR
                                                              RATING          VALUE
                                                           (Unaudited)        (000)         VALUE
                                                           -----------     --------     ------------
El Salvador--0.4%
Republic of El Salvador 144A 9.50%,
8/15/06(c) .......................................            BB+           $ 7,000      $ 6,965,000
Poland--0.3%
Poland Bearer PDI 5%, 10/27/14(e) ................            BBB             5,080        4,508,500
South Korea--0.2%
Republic of Korea 8.875%, 4/15/08 ................           BBB-             3,500        3,641,313
Uruguay--0.4%
Republic of Uruguay 7.25%, 5/4/09 ................           BBB-             6,900        6,472,200
- ----------------------------------------------------------------------------------------------------
Total Foreign Government Securities
(Identified cost $38,683,315) ....................                                        38,523,944
- ----------------------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS--2.6%
Argentina--0.3%
Compania de Radiocomunicaciones
Moviles SA 144A 9.25%, 5/8/08(c) .................           BBB-             3,400        2,958,000
Telecom Argentina - France Telecom
SA EMTN 144A 9.75%, 7/12/01(c) ...................           BBB-             2,250        2,250,000
                                                                                         -----------
                                                                                           5,208,000
                                                                                         -----------
Bahamas--0.2%
Sun International Hotels Ltd. 8.625%,
12/15/07 .........................................             B+             3,000        2,767,500
Canada--0.2%
Imax Corp. 7.875%, 12/1/05 .......................            BB-             2,935        2,714,875
Chile--0.4%
Compania Sud Americana de Vapores
144A 7.375%, 12/8/03(c) ..........................            BBB             4,500        4,275,000
Petropower I Funding Trust 144A 7.36%,
2/15/14(c) .......................................            BBB             2,487        2,139,231
                                                                                         -----------
                                                                                           6,414,231
                                                                                         -----------
Japan--0.8%
IBJ Preferred Capital Co. LLC 144A 8.79%,
12/29/49(c)(d)(e) ................................             Ba             6,800        6,437,343
SB Treasury Co. LLC Series A 144A 9.40%,
12/29/49(c)(e) ...................................            BB+             6,800        6,837,488
                                                                                         -----------
                                                                                          13,274,831
                                                                                         -----------

                                                             STANDARD
                                                             & POORS           PAR
                                                              RATING          VALUE
                                                           (Unaudited)        (000)         VALUE
                                                           -----------     --------     ------------
Luxembourg--0.4%
Tyco International Group
SA 6.375%, 6/15/05 ...............................             A-           $ 6,700      $ 6,348,250
Poland--0.2%
TPSA Finance BV 144A 7.75%,
12/10/08(c) ......................................            BBB             3,095        2,920,906
United Kingdom--0.1%
Orange PLC 144A 8.75%, 6/1/06(c) .................            BB-             1,000        1,030,000
- ----------------------------------------------------------------------------------------------------
Total Foreign Corporate Bonds
(Identified cost $42,542,445) ....................                                        40,678,593
- ----------------------------------------------------------------------------------------------------
                                                                             SHARES
                                                                            --------
PREFERRED STOCKS--0.5%
REITS--0.5%
Home Ownership Funding 2, Step-down
Pfd. 144A 13.338%(c)(e) ..........................                           10,000        8,442,520
- ----------------------------------------------------------------------------------------------------
Total Preferred Stocks
(Identified cost $8,487,365) .....................                                         8,442,520
- ----------------------------------------------------------------------------------------------------
COMMON STOCKS--55.6%
Banks (Major Regional)--2.6%
Mellon Financial Corp. ...........................                          216,600        8,000,662
Wells Fargo Co. ..................................                          702,400       33,627,400
                                                                                         -----------
                                                                                          41,628,062
                                                                                         -----------
Banks (Money Center)--1.6%
Bank of America Corp. ............................                          392,340       25,256,887
Beverages (Non-Alcoholic)--1.3%
PepsiCo, Inc. ....................................                          590,500       20,482,969
Broadcasting (Television, Radio & Cable)--3.7%
AMFM, Inc.(b) ....................................                          130,500        9,135,000
AT&T Corp.-Liberty Media Group
Class A(b) .......................................                          787,800       31,265,812
CBS Corp.(b) .....................................                          215,700       10,528,856
Clear Channel Communications, Inc.(b) ............                           99,800        8,021,425
                                                                                         -----------
                                                                                          58,951,093
                                                                                         -----------

                        See Notes to Financial Statements                     49

Phoenix-Oakhurst Balanced Fund Series

                                                           SHARES        VALUE
                                                           ------        -----
Communications Equipment--1.8%
General Motors Corp. Class H(b) ..................         99,000   $  7,208,437
Motorola, Inc. ...................................         60,000      5,846,250
Tellabs, Inc.(b) .................................        239,000     15,116,750
                                                                    ------------
                                                                      28,171,437
                                                                    ------------
Computers (Hardware)--4.4%
Dell Computer Corp.(b) ...........................        377,700     15,155,212
International Business Machines Corp. ............        344,800     33,919,700
Sun Microsystems, Inc.(b) ........................        195,700     20,707,506
                                                                    ------------
                                                                      69,782,418
                                                                    ------------
Computers (Networking)--2.5%
Cisco Systems, Inc.(b) ...........................        547,674     40,527,876

Computers (Software & Services)--4.5%
America Online, Inc.(b) ..........................        122,100     15,834,844
Microsoft Corp.(b) ...............................        547,000     50,631,687
Yahoo!, Inc.(b) ..................................         30,400      5,443,500
                                                                    ------------
                                                                      71,910,031
                                                                    ------------
Consumer Finance--0.4%
Capital One Financial Corp .......................       121,500       6,439,500

Distributors (Food & Health)--0.6%
Cardinal Health, Inc. ............................        210,900      9,095,062

Electric Companies--0.3%
Duke Energy Corp. ................................         84,600      4,779,900

Electrical Equipment--2.2%
General Electric Co. .............................        262,400     35,571,600

Electronics (Instrumentation)--0.1%
Waters Corp.(b) ..................................         40,000      2,125,000

Electronics (Semiconductors)--2.6%
Intel Corp. ......................................        530,800     41,103,825

Financial (Diversified)--4.3%
Citigroup, Inc. ..................................        566,250     30,648,281
Freddie Mac ......................................        172,000      9,298,750
Morgan Stanley Dean Witter & Co ..................        255,900     28,228,969
                                                                    ------------
                                                                      68,176,000
                                                                    ------------
Health Care (Diversified)--1.6%
Bristol-Myers Squibb Co. .........................        333,800     25,640,012

Health Care (Drugs-Major Pharmaceuticals)--2.4%
Pfizer, Inc. .....................................        521,700     20,607,150
Schering-Plough Corp. ............................        348,200     17,235,900
                                                                    ------------
                                                                      37,843,050
                                                                    ------------

                                                           SHARES        VALUE
                                                           ------        -----
Health Care (Medical Products & Supplies)--1.2%
Bard (C.R.), Inc. ................................        100,000   $  5,393,750
Baxter International, Inc. .......................        210,500     13,656,188
                                                                    ------------
                                                                      19,049,938
                                                                    ------------
Household Products (Non-Durable)--1.8%
Fort James Corp. .................................         50,000      1,315,625
Kimberly-Clark Corp. .............................         55,000      3,471,875
Procter & Gamble Co. (The) .......................        225,700     23,670,288
                                                                    ------------
                                                                      28,457,788
                                                                    ------------
Insurance (Multi-Line)--1.4%
American International Group, Inc. ...............        220,500     22,697,719

Lodging-Hotels--0.6%
Carnival Corp. ...................................        233,100     10,372,950

Manufacturing (Diversified)--1.8%
Tyco International Ltd. ..........................        702,600     28,060,088

Oil & Gas (Drilling & Equipment)--0.8%
Halliburton Co. ..................................        134,400      5,065,200
Schlumberger Ltd. ................................         87,300      5,287,106
Transocean Offshore, Inc. ........................        100,000      2,718,750
                                                                    ------------
                                                                      13,071,056
                                                                    ------------
Oil & Gas (Exploration & Production)--0.3%
Anadarko Petroleum Corp. .........................        153,800      4,738,963

Oil (Domestic Integrated)--0.7%
Conoco, Inc. Class A .............................        419,700     11,515,519

Paper & Forest Products--0.2%
Georgia-Pacific Group ............................         19,000        754,063
International Paper Co. ..........................         48,000      2,526,000
                                                                    ------------
                                                                       3,280,063
                                                                    ------------
Personal Care--0.5%
Gillette Co. (The) ...............................        236,500      8,558,344

Retail (Building Supplies)--1.4%
Home Depot, Inc. (The) ...........................        301,400     22,755,700

Retail (Computers & Electronics)--0.8%
Tandy Corp. ......................................        201,800     12,700,788

Retail (Food Chains)--0.5%
Kroger Co. (The)(b) ..............................        172,580      3,591,821
Safeway, Inc.(b) .................................        131,700      4,650,656
                                                                    ------------
                                                                       8,242,477
                                                                    ------------
Retail (General Merchandise)--1.8%
Wal-Mart Stores, Inc. ............................        518,000     29,590,750

50                     See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund Series


                                                           SHARES        VALUE
                                                           ------        -----
Retail (Home Shopping)--0.1%
Lands' End, Inc.(b) ..............................         21,000   $  1,615,688

Retail (Specialty)--0.6%
Staples, Inc.(b) .................................        429,375      9,526,758

Telecommunications (Long Distance)--3.3%
AT&T Corp. .......................................        648,034     30,295,590
MCI WorldCom, Inc.(b) ............................        253,399     21,744,839
                                                                     -----------
                                                                      52,040,429
                                                                     -----------
Telephone--0.8%
SBC Communications, Inc. .........................        262,300     13,360,906

Textiles (Apparel)--0.1%
Tommy Hilfiger Corp.(b) ..........................         54,000      1,525,500
- ------------------------------------------------------------------------------
Total Common Stocks
(Identified cost $603,270,372) ...................                   888,646,146
- ------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--3.7%

Health Care (Drugs-Major Pharmaceuticals)--0.6%
Elan Corp. PLC Sponsored ADR
(Ireland)(b) .....................................        379,600      9,774,700
Oil (International Integrated)--1.9%
BP Amoco PLC Sponsored ADR
(United Kingdom) .................................        517,786     29,902,141

Telecommunications (Cellular/Wireless)--1.2%
Vodafone AirTouch PLC Sponsored
ADR (United Kingdom) .............................        400,000     19,175,000
- ------------------------------------------------------------------------------
Total Foreign Common Stocks
(Identified cost $40,040,684) ....................                    58,851,841
- ------------------------------------------------------------------------------

                                                           SHARES        VALUE
                                                           ------        -----
UNIT INVESTMENT TRUSTS--1.2%

S&P 500 Depository Receipts ......................        143,500   $ 19,623,625
- ------------------------------------------------------------------------------
Total Unit Investment Trusts
(Identified cost $18,854,982) ....................                    19,623,625
- ------------------------------------------------------------------------------

- ------------------------------------------------------------------------------
Total Long-Term Investments--98.7%
(Identified cost $1,292,602,882) .................                 1,579,213,237
- ------------------------------------------------------------------------------

                                                             STANDARD
                                                             & POORS           PAR
                                                              RATING          VALUE
                                                           (Unaudited)        (000)
                                                           -----------     --------
SHORT-TERM OBLIGATIONS--1.2%
Commercial Paper--0.7%
General Electric Capital Corp. 5.25%,
11/1/99 ..........................................            A-1+          $ 4,960      4,960,000
Albertson's, Inc. 5.35%, 11/10/99 ................            A-1             5,365      5,357,824
Lexington Parker Capital Co. LLC 5.40%,
11/15/99 .........................................            A-1             1,650      1,646,535
                                                                                      ------------
                                                                                        11,964,359
                                                                                      ------------
Federal Agency Securities--0.5%
FMC Discount Note 5.16%, 11/1/99 .................                            7,245      7,245,000
- --------------------------------------------------------------------------------------------------
Total Short-Term Obligations
(Identified cost $19,209,359) ....................                                      19,209,359
- --------------------------------------------------------------------------------------------------
Total Investments--99.9%
(Identified Cost $1,311,812,241) .................                                   1,598,422,596(a)
Cash and receivables, less liabilities--0.1% .....                                       1,216,765
                                                                                    --------------
NET ASSETS--100.0% ...............................                                  $1,599,639,361
                                                                                    ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $319,771,852 and gross depreciation of $36,181,562 for federal income tax purposes. At October 31, 1999, the aggregate cost of securities for federal income tax purpose was $1,314,832,306.
(b)  Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, these securities amounted to a value of $81,317,017 or 5.1% of net assets.
(d)  As rated by Moody's, Fitch or Duff & Phelps.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                        See Notes to Financial Statements                     51

Phoenix-Oakhurst Balanced Fund Series

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999

Assets
Investment securities at value
  (Identified cost $1,311,812,241)                               $ 1,598,422,596
Short-term investments held as collateral for
  loaned securities                                                   28,024,053
Cash                                                                     153,942
  Receivables
  Interest and dividends                                               8,365,453
  Fund shares sold                                                       236,966
  Investment securities sold                                              45,145
Prepaid expenses                                                          29,227
                                                                  --------------
Total assets                                                       1,635,277,382
                                                                  --------------
Liabilities
Payables
  Collateral on securities loaned                                     28,024,053
  Investment securities purchased                                      4,153,717
  Fund shares repurchased                                              1,766,455
  Investment advisory fee                                                705,426
  Transfer agent fee                                                     359,805
  Distribution fee                                                       354,840
  Financial agent fee                                                     42,088
  Trustees' fee                                                            4,216
  Accrued expenses                                                       227,421
                                                                  --------------
      Total liabilities                                               35,638,021
                                                                  --------------
Net Assets                                                       $ 1,599,639,361
                                                                 ===============

Net Assets Consist of:
  Capital paid in on shares of beneficial interest                $1,212,497,198
  Undistributed net investment income                                  7,143,938
  Accumulated net realized gain                                       93,387,870
  Net unrealized appreciation                                        286,610,355
                                                                  --------------
Net Assets                                                        $1,599,639,361
                                                                  ==============
Class A
Shares of beneficial interest outstanding,
$1.00 par value, unlimited authorization
  (Net Assets $1,561,026,006)                                         87,103,881
Net asset value per share                                                 $17.92
Offering price per share $17.92/(1-4.75%)                                 $18.81

Class B
Shares of beneficial interest outstanding, $1.00 par value,
  unlimited authorization (Net Assets $38,613,355)                     2,162,856
Net asset value and offering price per share                              $17.85

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1999

Investment Income
Interest                                                           $ 43,722,717
Dividends                                                             8,143,742
Security lending                                                        306,715
Foreign taxes withheld                                                  (52,037)
                                                                 --------------
  Total investment income                                            52,121,137
                                                                 --------------

Expenses
Investment advisory fee                                               8,742,404
Distribution fee, Class A                                             4,028,753
Distribution fee, Class B                                               369,796
Financial agent fee                                                     482,554
Transfer agent                                                        2,216,896
Printing                                                                156,686
Custodian                                                               117,721
Professional                                                             50,139
Trustees                                                                 19,481
Registration                                                             10,505
Miscellaneous                                                            63,358
                                                                 --------------
  Total expenses                                                     16,258,293

  Custodian fees paid indirectly                                         (1,010)
                                                                 --------------
  Net expenses                                                       16,257,283
                                                                 --------------
Net investment income                                                35,863,854
                                                                 --------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                      96,133,633
Net change in unrealized appreciation(depreciation) on
  investments                                                       121,818,561
                                                                 --------------
Net gain on investments                                             217,952,194
                                                                 --------------
Net increase in net assets resulting from operations               $253,816,048
                                                                 ==============


56                      See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund Series

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year Ended               Year Ended
                                                                                         10/31/99                 10/31/98
                                                                                        ----------               ----------
From Operations
  Net investment income (loss)                                                       $    35,863,854        $    40,274,583
  Net realized gain (loss)                                                                96,133,633             66,036,415
  Net change in unrealized appreciation (depreciation)                                   121,818,561             40,037,609
                                                                                     ---------------        ---------------
  Increase (decrease) in net assets resulting from operations                            253,816,048            146,348,607
                                                                                     ---------------        ---------------
From Distributions to Shareholders
  Net investment income, Class A                                                         (35,733,708)           (38,891,099)
  Net investment income, Class B                                                            (587,211)              (547,088)
  Net realized gains, Class A                                                            (59,145,470)          (250,194,981)
  Net realized gains, Class B                                                             (1,279,772)            (4,587,560)
                                                                                     ---------------        ---------------
  Decrease in net assets from distributions to shareholders                              (96,746,161)          (294,220,728)
                                                                                     ---------------        ---------------
From Share Transactions
Class A
  Proceeds from sales of shares (3,094,136 and 4,154,476 shares, respectively)            53,824,896             68,017,312
  Net asset value of shares issued from reinvestment of distributions
    (5,171,102 and 17,381,042 shares, respectively)                                       87,493,618            266,854,723
  Cost of shares repurchased ( 16,196,289 and 20,727,390 shares, respectively)          (282,470,843)          (343,685,337)
                                                                                     ---------------        ---------------
Total                                                                                   (141,152,329)            (8,813,302)
                                                                                     ---------------        ---------------
Class B
  Proceeds from sales of shares ( 404,309 and 375,257 shares, respectively)                7,032,370              6,251,773
  Net asset value of shares issued from reinvestment of distributions
    (102,012 and 309,117 shares, respectively)                                             1,720,281              4,734,129
Cost of shares repurchased (373,100 and 329,841 shares, respectively)                     (6,493,887)            (5,437,703)
                                                                                     ---------------        ---------------
Total                                                                                      2,258,764              5,548,199
                                                                                     ---------------        ---------------
  Increase (decrease) in net assets from share transactions                             (138,893,565)            (3,265,103)
                                                                                     ---------------        ---------------
  Net increase (decrease) in net assets                                                   18,176,322           (151,137,224)

Net Assets
  Beginning of period                                                                  1,581,463,039          1,732,600,263
                                                                                     ---------------        ---------------
End of period (including undistributed net investment income (loss)
  of $7,143,938 and $6,718,980 respectively)                                          $1,599,639,361         $1,581,463,039
                                                                                     ===============        ===============

                        See Notes to Financial Statements                     57

Phoenix-Oakhurst Balanced Fund Series

                              FINANCIAL HIGHLIGHTS

    (Selected data for a share outstanding throughout the indicated period)

                                                                                     CLASS A
                                                             ----------------------------------------------------------
                                                                                Year Ended October 31
                                                             ----------------------------------------------------------
                                                                1999        1998         1997        1996         1995
Net asset value, beginning of period                          $16.29      $18.07       $17.56      $17.04       $15.23
Income from investment operations
  Net investment income (loss)                                  0.40        0.42         0.48        0.48         0.52
  Net realized and unrealized gain (loss)                       2.25        0.90         2.38        1.46         1.80
                                                              ------      ------       ------      ------       ------
    Total from investment operations                            2.65        1.32         2.86        1.94         2.32
                                                              ------      ------       ------      ------       ------
Less distributions
  Dividends from net investment income                         (0.39)      (0.40)       (0.48)      (0.49)       (0.51)
  Dividends from net realized gains                            (0.63)      (2.70)       (1.87)      (0.93)          --
                                                              ------      ------       ------      ------       ------
    Total distributions                                        (1.02)      (3.10)       (2.35)      (1.42)       (0.51)
                                                              ------      ------       ------      ------       ------
Change in net asset value                                       1.63       (1.78)        0.51        0.52         1.81
                                                              ------      ------       ------      ------       ------
Net asset value, end of period                                $17.92      $16.29       $18.07      $17.56       $17.04
                                                              ======      ======       ======      ======       ======
Total return(1)                                                16.73%       8.68%       18.04%      12.03%       15.52%

Ratios/supplemental data:
Net assets, end of period (thousands)                     $1,561,026  $1,548,475   $1,702,385  $1,897,306   $2,345,440

Ratio to average net assets of:
  Operating expenses                                            0.97%(2)    0.97%        0.98%       1.01%        1.02%
  Net investment income                                         2.19%       2.41%        2.65%       2.74%        3.27%
Portfolio turnover                                                57%        138%         206%        191%         197%


                                                                                     CLASS B
                                                             ---------------------------------------------------------
                                                                                Year Ended October 31
                                                             ---------------------------------------------------------
                                                                1999        1998         1997        1996         1995
Net asset value, beginning of period                          $16.25      $18.04       $17.54      $17.01       $15.23
Income from investment operations
  Net investment income (loss)                                  0.27        0.30         0.35        0.35         0.40
  Net realized and unrealized gain (loss)                       2.24        0.90         2.37        1.47         1.80
                                                              ------      ------       ------      ------       ------
    Total from investment operations                            2.51        1.20         2.72        1.82         2.20
                                                              ------      ------       ------      ------       ------
Less distributions
  Dividends from net investment income                         (0.28)      (0.29)       (0.35)      (0.36)       (0.42)
  Dividends from net realized gains                            (0.63)      (2.70)       (1.87)      (0.93)          --
                                                              ------      ------       ------      ------       ------
Total distributions                                            (0.91)      (2.99)       (2.22)      (1.29)       (0.42)
                                                              ------      ------       ------      ------       ------
Change in net asset value                                       1.60       (1.79)        0.50        0.53         1.78
                                                              ------      ------       ------      ------       ------
Net asset value, end of period                                $17.85      $16.25       $18.04      $17.54       $17.01
                                                              ======      ======       ======      ======       ======
Total return(1)                                                15.84%       7.91%       17.13%      11.24%       14.68%

Ratios/supplemental data:
Net assets, end of period (thousands)                        $38,613     $32,988      $30,216     $26,209      $16,971

Ratio to average net assets of:
  Operating expenses                                            1.72%(2)    1.72%        1.73%       1.76%        1.78%
  Net investment income                                         1.45%       1.66%        1.90%       1.96%        2.46%
Portfolio turnover                                                57%        138%         206%        191%         197%

- --------------------
(1) Maximum sales load is not reflected in the total return calculation.
(2) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

58                      See Notes to Financial Statements

Phoenix Series Fund
Notes to Financial Statements
October 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES

     Phoenix Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Each Fund has distinct investment objectives. The Core Bond Fund (formerly U.S. Government) seeks to provide both current income and capital appreciation. The Aggressive Growth Fund seeks appreciation of capital through the use of aggressive investment techniques. The Capital Growth Fund seeks a long-term appreciation of capital. The High Yield Fund seeks to provide high current income. The Money Market Fund seeks to provide as high a level of current income consistent with capital preservation and liquidity. The Balanced Fund seeks to provide reasonable income, long-term capital growth and conservation of capital.

     Each Series offers both Class A and Class B shares and, additionally, Core Bond Fund, High Yield Fund, and Money Market Fund offer Class C shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

     The Money Market Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Fund to maintain a constant net asset value of $1 per share.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust does not amortize premiums except for the Money Market Fund, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

     Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non- taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

     Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

Phoenix Series Fund
Notes to Financial Statements
October 31, 1999 (continued)

F. Forward currency contracts:

     Each of the Funds, except the Core Bond and Money Market Fund, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed.

G. Security lending:

     The Trust loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At October 31, 1999, the Trust had the following amounts of securities on loan and related collateral:

                                                                   Value of
                                               Value of           Securities
                                              Collateral            on Loan
                                              -----------         -----------
Balanced Fund ...................             $48,595,147         $47,328,212
Capital Growth Fund .............              15,473,100          15,076,813
Aggressive Growth Fund ..........              38,473,422          37,259,857

H. Expenses:

     Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. Options:

     The Trust, except for the Core Bond and Money Market Fund, may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

     The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

     Each Fund, except for the Core Bond and Money Market Fund, may purchase options which are included in the Series' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

J. When-issued and delayed delivery transactions:

     Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K. Swap Agreements:

     The Trust may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Funds with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

Phoenix Series Fund
Notes to Financial Statements
October 31, 1999 (continued)

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for their services to the Trust, the Advisers, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), and Duff & Phelps Investment Management Co. ("DPIM"), a subsidiary of Phoenix Investment Partners, Ltd., formerly Phoenix, Duff & Phelps Corporation, which is an indirect majority owned subsidiary of PHL are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series:

                                         1st $1       $1-2         $2+
Series                                  Billion     Billion      Billion
- ------                                  -------     -------      -------
Core Bond Fund ..................        0.45%       0.40%        0.35%
Aggressive Growth Fund ..........        0.70%       0.65%        0.60%
Capital Growth Fund .............        0.70%       0.65%        0.60%
High Yield Fund .................        0.65%       0.60%        0.55%
Money Market Fund ...............        0.40%       0.35%        0.30%
Balanced Fund ...................        0.55%       0.50%        0.45%

     The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% for Class A shares and 1.60% for Class B shares of the average of the aggregate daily net asset value.

     Effective October 8, 1999, DPIM was appointed Adviser to the Core Bond Fund. DPIM was substituted for PIC under the investment management agreement for the Fund. Roger Engemann & Associates, Inc. ("REA") became the subadvisor to the Aggressive Growth Fund and Capital Growth Fund effective June 25, 1998 and August 6, 1999, respectively. For its services, REA is paid a fee by the Adviser equal to 0.20% of the average daily net assets of the Aggressive Growth Fund up to $262 million, 0.35% of such value between $262 million and $1 billion, 0.325% of such value between $1 billion and $2 billion and 0.30% of such value in excess of $2 billion and a fee equal to 0.10% of the average daily net assets of the Capital Growth Fund up to $3 billion and 0.30% of such value in excess of $3 billion. REA is a wholly-owned subsidiary of Pasadena Capital Corporation which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, majority-owned subsidiary of PHL.

     Phoenix Equity Planning Corporation (PEPCO), an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained selling commissions of $390,176 for Class A shares, deferred sales charges of $720,666 for Class B shares and $1,586 for Class C shares, for the year ended October 31, 1999. In addition, each Series except the Money Market Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each Fund; the distribution fee for the Money Market Fund is 0%, 0.75% and 1.00% for Class A, Class B and Class C, respectively. The distributor has advised the Trust that of the total amount expensed for the year ended October 31, 1999, $3,306,183 was earned by the Distributor, $10,841,983 was earned by unaffiliated participants, and $1,456,300 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

     PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended October 31, 1999, transfer agent fees were $7,486,526 of which PEPCO retained $3,352,348 which is net of fees paid to State Street.

     At October 31, 1999, PHL and affiliates held Phoenix Series Fund shares which aggregated the following:

                                                                      Aggregate
                                                                      Net Asset
                                                          Shares         Value
                                                        ----------    ----------
Core Bond Fund .................................               339   $1,2213,065
Aggressive Growth Fund .........................            14,432       337,709
High Yield Fund ................................               481         3,622
Money Market Fund ..............................        13,756,223    13,756,223

     The Adviser voluntarily contributed capital to Phoenix-Engemann Capital Growth Fund in the amount of $4,720,017 as disclosed in the statement of changes. This contribution offset losses realized on the sale of certain securities by the Fund. The Adviser received no shares of beneficial interest or other consideration in exchange for this contribution which increased the net asset value of the Fund.

3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities during the year ended October 31, 1999 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                                    Purchases         Sales
                                                 --------------   --------------
Core Bond Fund ................................. $1,123,248,056   $1,172,557,114
Aggressive Growth Fund .........................    501,223,830      523,163,874
Capital Growth Fund ............................  2,722,842,911    3,024,288,191
High Yield Fund ................................    347,675,776      402,017,278
Balanced Fund ..................................    706,547,836      846,601,256

Phoenix Series Fund
Notes to Financial Statements
October 31, 1999 (continued)

     Purchases and sales of U.S. Government and agency securities during the year ended October 31, 1999, aggregated the following:

                                                        Purchases     Sales
                                                      ------------ ------------
Core Bond Fund .................................      $168,432,248 $137,845,917
Balanced Fund ..................................       143,670,001  166,059,720

     At October 31, 1999, the High Yield Fund had the following swap agreements outstanding:

                                                                    Unrealized
                                                                   Appreciation
Notional Amount                                                   (Depreciation)
--------------                                                     ------------
$2,880,900          Agreement with Chase Manhattan Bank
                    terminating on November 1, 2001 to
                    receive interest at 14.23% in exchange
                    for payment of 11.875% on EUR 2,700,000              $30,710

$4,200,000          Agreement with Morgan Stanley Capital
                    Services Inc. terminating on November 1,
                    2004 to receive interest at 13.26% in
                    exchange for payment of 11.25% on EUR
                    4,000,000                                                  0
                                                                         -------
                                                                         $30,710

4. CREDIT RISK

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

     The following Funds have capital loss carryforwards which may be used to offset future capital gains.

                                                     Core Bond       High Yield
Expiration Date                                     Fund Series        Fund
---------------                                     -----------     ------------
2002 ..........................................    $ 15,893,108     $114,103,053
2003 ..........................................            --         46,929,335
2004 ..........................................       2,433,827             --
2006 ..........................................            --          1,533,950
2007 ..........................................       6,429,814       38,223,988
                                                   ------------     ------------
Total .........................................    $ 14,756,749     $100,790,326
                                                   ============     ============

     For the fiscal year ended October 31, 1999, the Aggressive Growth Fund had losses deferred in the prior year of $6,125,513 which were utilized in the current year.

6. RECLASS OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, the Funds have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 1999, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

                                                    Accumulated       Capital
                                  Undistributed    net realized     in on shares
                                 net investment        gain        of beneficial
                                  income (loss)       (loss)          interest
                                   -----------      ----------      -----------
Core Bond Fund ...............     $ 1,093,276      $(1148,386      $(1,241,662)
Aggressive Growth Fund .......       1,493,317      (1,493,317)            --
Capital Growth Fund ..........       7,296,538          (5,413)      (7,291,125)
High Yield Fund ..............         553,988        (393,597)        (160,391)
Balanced Fund ................         882,023        (282,823)        (599,200)

TAX INFORMATION NOTICE (Unaudited)

     For the fiscal year ended October 31, 1999, the following Funds distributed long-term capital gain dividends as follows:

Capital Growth Fund ..................................              $237,509,989
Balanced Fund ........................................                60,425,242

     For federal income tax purposes, 18.37% of the ordinary income dividends paid by the Balanced Fund qualify for the dividends received deduction for corporate shareholders.

This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

REPORT OF INDEPENDENT ACCOUNTANTS

[PRICEWATERHOUSECOOPERS LOGO]

To the Trustees and Shareholders of
Phoenix Series Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Duff & Phelps Core Bond Fund, Phoenix-Engemann Aggressive Growth Fund, Phoenix-Engemann Capital Growth Fund, Phoenix-Goodwin High Yield Fund, Phoenix-Goodwin Money Market Fund and Phoenix-Oakhurst Balanced Fund (formerly known as Phoenix U.S. Government Securities Fund Series, Phoenix Aggressive Growth Fund Series, Phoenix Growth Fund Series, Phoenix High Yield Fund Series, Phoenix Money Market Fund Series, and Phoenix Balanced Fund Series, respectively) (constituting the Phoenix Series Fund, hereinafter referred to as the "Fund") at October 31, 1999, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

[PRICEWATERHOUSECOOPERS SIGNATURE]

Boston, Massachusetts
December 16, 1999

                               PHOENIX SERIES FUND

                            PART C--OTHER INFORMATION

ITEM 23.   EXHIBITS

       a.* Agreement and Declaration of Trust of the Registrant, dated August 17, 2000, filed via Edgar herewith.

       b.*   Bylaws of the Registrant filed via Edgar herewith.

       c. Reference is made to Registrant's Agreement and Declaration of Trust. See Exhibit a.

       d.1 Investment Advisory Agreement between the Registrant and Phoenix Investment Counsel, Inc. ("PIC") dated January 1, 1994 covering the Aggressive Growth Fund, Balanced Fund, Capital Growth Fund, High Yield Fund, Money Market Fund, and Bond Fund*, filed via EDGAR as Exhibit 5 with Post-Effective Amendment No. 84 on February 27, 1997, and incorporated herein by reference. (*Duff & Phelps Investment Management Co. substituted for PIC, effective October 8, 1999.)

       d.2 Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Roger Engemann & Associates, Inc. dated June 26, 1998 covering the Aggressive Growth Fund, filed via EDGAR with Post-Effective Amendment No. 87 on March 1, 1999, and incorporated herein by reference.

       d.3 Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Roger Engemann & Associates dated August 6, 1999, covering the Capital Growth Fund, filed via EDGAR with Post-Effective Amendment No. 90 on February 23, 2000 and incorporated herein by reference.

       e.1 Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation, dated November 19, 1997, filed via EDGAR as
             Exhibit 6.1 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       e.2 Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers, filed via EDGAR as Exhibit 6.2 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       e.3 Form of Supplement to Phoenix Family of Funds Sales Agreement, filed via EDGAR as Exhibit 6.3 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       e.4 Form of Financial Institution Sales Contract for the Phoenix Family of Funds, filed via EDGAR as Exhibit 6.4 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       f.    None.

       g.1 Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997, filed via EDGAR as Exhibit 8.1 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       h.1 Transfer Agency and Service Agreement between Registrant and Phoenix Equity Planning Corporation dated June 1, 1994, filed via EDGAR as Exhibit 9.1 with Post-Effective Amendment No. 84 on February 27, 1997, and incorporated herein by reference.

       h.2 Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated November 19, 1997, filed via EDGAR as Exhibit 9.2 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       h.3 Sub-Transfer Agent Agreement Between Phoenix Equity Planning Corporation, and State Street Bank & Trust Company, dated July 21, 1994, filed via EDGAR as Exhibit 9.3 with Post-Effective Amendment No. 85 on December 27, 1997, and incorporated herein by reference.

       h.4 First Amendment to the Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation, effective as of February 27, 1998, filed via Edgar with Post-Effective Amendment No. 87 on March 1, 1999, and incorporated herein by reference.

       h.5 Second Amendment to Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation, dated July 31, 1998 filed via Edgar with Post-Effective Amendment No. 87 on March 1, 1999, and incorporated herein by reference.

       i. * Opinion of Counsel as to legality of the shares filed via EDGAR herewith.

       j. * Consent of PricewaterhouseCoopers LLP filed via EDGAR herewith.

       k.    Not Applicable.

       l.    None.

       m.1 Class A Shares Amended and Restated Distribution Plan pursuant to Rule 12-b 1 under the Investment Company Act of 1940, filed via EDGAR as Exhibit 15.1 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.


       m.2 Class B Shares Distribution Plan pursuant to Rule 12-b 1 under the Investment Company Act of 1940, filed via EDGAR with Post-Effective Amendment No. 91 on September 11, 2000 and incorporated herein by reference.

       m.3 Class C Shares Distribution Plan pursuant to Rule 12-b 1 under the Investment Company Act of 1940, filed via EDGAR with Post-Effective Amendment No. 91 on September 11, 2000 and incorporated herein by reference.


       o.1 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan effective November 19, 1997, filed via EDGAR as Exhibit 18.1 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       o.2 First Amendment to Amended and Restated Plan pursuant to Rule 18f-3, effective August 26, 1998 filed via EDGAR with Post-Effective Amendment No. 87 on March 1, 1999, and incorporated herein by reference.


       p. Codes of Ethics of the Trust, Advisers, Subadvisers and Distributor filed via EDGAR with Post-Effective Amendment No. 91 on September 11, 2000 and incorporated herein by reference.

       q.1 Power of Attorney for Mr. Roth, filed via EDGAR with Post-Effective Amendment No. 86 on December 30, 1998, and incorporated herein by reference.

       q.2 Powers of Attorney for all other Trustees filed via EDGAR with Post-Effective Amendment No. 91 on September 11, 2000 and incorporated herein by reference.


       ---------------
       *Filed herewith

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND
   None.

ITEM 25.   INDEMNIFICATION

   The Agreement and Declaration of Trust dated August 17, 2000 and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Management Agreement, Underwriting Agreement, Custody Agreement and Transfer Agency Agreement provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

   Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
   See "Management of the Funds" in the Prospectus and "Services of the Adviser" and "Management of the Fund" in the Statement of Additional Information, each of which is included in this Post-Effective Amendment to the Registration Statement.

   For information as to the business, profession, vocation or employment of a substantial nature of director and officers of the Advisers reference is made to the Adviser's current Form ADV (PIC: SEC File No. 801-5995 and Duff & Phelps:
SEC File No. 801-14813) filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

ITEM 27.   PRINCIPAL UNDERWRITERS
   (a) Equity Planning also serves as the principal underwriter for the following other registrants:

       Phoenix-Aberdeen Series Fund, Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix-Euclid Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Goodwin Multi-Series Trust, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix-Seneca Funds, Phoenix Strategic Equity Series Fund, Phoenix-Zweig Trust, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVAl.

(b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:

     NAME AND PRINCIPAL                                      POSITIONS AND OFFICES                    POSITIONS AND OFFICES
      BUSINESS ADDRESS                                         WITH DISTRIBUTOR                          WITH REGISTRANT
      ----------------                                         ----------------                          ---------------
Michael E. Haylon                                      Director                                   Executive Vice President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin                                   Director and Chairman                      Trustee and President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480


William R. Moyer                                       Director, Executive Vice President         Vice President
56 Prospect Street                                     and Chief Financial Officer and
P.O. Box 150480                                        Treasurer
Hartford, CT 06115-0480


Barry Mandinach                                        Executive Vice President,                  None
900 Third Avenue                                       Chief Marketing Officer,
New York, NY 10022                                     Retail Division

Robert Tousingnant                                     Executive Vice President,                  None
56 Prospect Street                                     Chief Sales Officer
P.O. Box 150480
Hartford, CT 06115-0480

John F. Sharry                                         President,                                 Executive Vice President
56 Prospect St.                                        Retail Distribution
P.O. Box 150480
Hartford, CT 06115-0480


Robert S. Driessen                                     Vice President, Compliance                 Vice President and
56 Prospect Street                                                                                Assistant Secretary
P.O. Box 150480
Hartford, CT 06115-0480

G. Jeffrey Bohne                                       Senior Vice President, Mutual Fund         Secretary
101 Munson Street                                      Customer Service
P.O. Box 810
Greenfield, MA 01302-0810


Jacqueline M. Porter                                   Assistant Vice President,                  Assistant Treasurer
56 Prospect Street                                     Financial Reporting
P.O. Box 150480
Hartford, CT 06115-0480

   (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include herein described Series' investment adviser, Phoenix Investment Counsel, Inc.; Registrant's financial agent, transfer agent and principal underwriter, Phoenix Equity Planning Corporation; Registrant's dividend disbursing agent and custodian, State Street Bank and Trust Company. The address of the Secretary of the Trust is 101 Munson Street, Greenfield, Massachusetts 01301; the address of Phoenix Investment Counsel, Inc. is 56 Prospect Street, Hartford, Connecticut 06115; the address of Duff & Phelps Investment Management Co. is 55 East Monroe Street, Chicago, Illinois 60603; the address of Phoenix Equity Planning

Corporation is 56 Prospect Street, P.O. Box 150480, Hartford, Connecticut 06115-0480; the address of the dividend disbursing agent is P.O. Box 8301, Boston, Massachusetts 02266-8301, Attention: Phoenix Funds, and the address of the custodian is P.O. Box 351, Boston, Massachusetts 02101.


ITEM 29.   MANAGEMENT SERVICES
   All management-related service contracts are discussed in Part A or B of this Registration Statement.

ITEM 30.   UNDERTAKINGS
   Not applicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 30th day of November, 2000.


                                                 PHOENIX SERIES FUND

ATTEST: /s/ Pamela S. Sinofsky                   BY: /s/ Philip R. McLoughlin
        ----------------------                       -------------------------
            Pamela S. Sinofsky                           Philip R. McLoughlin
            Assistant Secretary                          President


   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated, on this 30th day of November, 2000.


                   Signature                       Title

                                                   Trustee

---------------------------------------------
             Robert Chesek*
                                                   Trustee

---------------------------------------------
            E. Virgil Conway*
                                                   Treasurer (Principal
                                                   Financial and

          /s/ Nancy G. Curtiss                     Accounting Officer)
---------------------------------------------
            Nancy G. Curtiss

                                                   Trustee

---------------------------------------------
          Harry Dalzell-Payne*
                                                   Trustee

---------------------------------------------
          Francis E. Jeffries*
                                                   Trustee

---------------------------------------------
            Leroy Keith, Jr.*
                                                   Trustee and President

        /s/ Philip R. McLoughlin                  (Principal Executive Officer)
---------------------------------------------
          Philip R. McLoughlin

                                                   Trustee

---------------------------------------------
           Everett L. Morris*
                                                   Trustee

---------------------------------------------
             James M. Oates*
                                                   Trustee

---------------------------------------------
           Herbert Roth, Jr.*
                                                   Trustee

---------------------------------------------
          Richard E. Segerson*
                                                   Trustee

---------------------------------------------
         Lowell P. Weicker, Jr.*

   By /s/ Philip R. McLoughlin
      ------------------------
   * Philip R. McLoughlin Attorney-in-fact pursuant to powers of attorney.


                                      S-1